UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER BALANCED FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Non-Service shares Actual              $ 1,000.00   $ 1,059.40   $ 3.89
--------------------------------------------------------------------------------
Non-Service shares Hypothetical          1,000.00     1,021.03     3.82
--------------------------------------------------------------------------------
Service shares Actual                    1,000.00     1,057.70     5.17
--------------------------------------------------------------------------------
Service shares Hypothetical              1,000.00     1,019.79     5.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.76%
----------------------------------------
Service shares                 1.01

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                        5 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--54.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
Liberty Media Holding
Corp.-Interactive, Series A 1                         200,390   $     4,474,709
--------------------------------------------------------------------------------
MEDIA--5.0%
Liberty Global, Inc., Series A 1                      338,018        13,872,259
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                      342,790        13,471,647
                                                                ----------------
                                                                     27,343,906

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Office Depot, Inc. 1                                  132,700         4,020,810
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Costco Wholesale Corp.                                171,200        10,018,624
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
ConAgra Foods, Inc.                                    71,900         1,931,234
--------------------------------------------------------------------------------
TOBACCO--3.7%
Altria Group, Inc.                                    176,030        12,346,744
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                            100,140         7,737,818
                                                                ----------------
                                                                     20,084,562

--------------------------------------------------------------------------------
ENERGY--2.9%
--------------------------------------------------------------------------------
OIL & GASS--2.9%
BP plc, ADR                                            45,120         3,254,957
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     102,610         8,606,927
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                            15,300         1,855,431
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     69,490         1,855,228
                                                                ----------------
                                                                     15,572,543

--------------------------------------------------------------------------------
FINANCIALS--10.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
Bear Stearns Cos., Inc. (The)                          20,900         2,926,000
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                             292,290         6,456,686
--------------------------------------------------------------------------------
UBS AG                                                203,510        12,165,634
                                                                ----------------
                                                                     21,548,320

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Wachovia Corp.                                        175,445         8,991,556
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     161,720         5,687,692
                                                                ----------------
                                                                     14,679,248

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Capital One Financial Corp.                            18,390         1,442,512
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp.                                  61,538         3,008,593
--------------------------------------------------------------------------------
INSURANCE--2.4%
Everest Re Group Ltd.                                  51,380         5,581,923
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        76,150         2,619,560

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
National Financial Partners Corp.                      35,300   $     1,634,743
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                    94,680         3,290,130
                                                                ----------------
                                                                     13,126,356

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Freddie Mac                                            48,900         2,968,230
--------------------------------------------------------------------------------
HEALTH CARE--6.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.5%
Amgen, Inc. 1,2                                        48,430         2,677,695
--------------------------------------------------------------------------------
deCODE genetics, Inc. 1                               193,500           722,723
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                         263,700         2,352,204
--------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                         173,230         2,601,915
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                         255,000         5,166,300
                                                                ----------------
                                                                     13,520,837

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                  37,430         2,420,972
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                             140,780         2,159,565
                                                                ----------------
                                                                      4,580,537

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Medco Health Solutions, Inc. 1                         21,200         1,653,388
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                93,500         1,450,185
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      55,700         4,446,531
                                                                ----------------
                                                                      7,550,104

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Medicines Co. (The) 1                                 153,170         2,698,855
--------------------------------------------------------------------------------
Novartis AG, ADR                                       79,060         4,432,894
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                114,790         4,622,593
                                                                ----------------
                                                                     11,754,342

--------------------------------------------------------------------------------
INDUSTRIALS--6.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                             82,400         7,923,584
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA,
ADR                                                    33,720         1,625,641
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                               74,024         1,555,244
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc.,
Cl. A 1                                                90,440         3,260,362
--------------------------------------------------------------------------------
United Technologies Corp.                             139,840         9,918,851
                                                                ----------------
                                                                     24,283,682

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Siemens AG, Sponsored ADR                              51,900         7,424,814
--------------------------------------------------------------------------------
MACHINERY--0.5%
Navistar International Corp. 1                         43,400         2,864,400


                        6 | OPPENHEIMER BALANCED FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                 155,250   $     4,323,713
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         32,650         1,416,684
                                                                ----------------
                                                                      5,740,397

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
International Business Machines Corp.                  39,310         4,137,378
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. 1                                             19                78
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1                                          122,690         3,948,164
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   3,300         1,727,154
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         51,020         1,384,173
                                                                ----------------
                                                                      7,059,491

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Texas Instruments, Inc.                               135,130         5,084,942
--------------------------------------------------------------------------------
SOFTWARE--8.8%
Microsoft Corp.                                       501,800        14,788,046
--------------------------------------------------------------------------------
Novell, Inc. 1                                        568,740         4,430,485
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      272,520         7,202,704
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,083,450        21,636,497
                                                                ----------------
                                                                     48,057,732

--------------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Lubrizol Corp. (The)                                   26,400         1,704,120
--------------------------------------------------------------------------------
Sinomem Technology Ltd. 1                             643,000           638,484
                                                                ----------------
                                                                      2,342,604

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Texas Industries, Inc.                                 15,060         1,180,855
--------------------------------------------------------------------------------
Vulcan Materials Co.                                   16,180         1,853,257
                                                                ----------------
                                                                      3,034,112

--------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce,
Sponsored ADR                                          73,670         2,777,359
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
XO Holdings, Inc. 1                                        85               379
--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
ENERGY TRADERS--1.5%
AES Corp. (The) 1                                     306,800         6,712,784
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                 176,900         1,669,936
                                                                ----------------
                                                                      8,382,720
                                                                ----------------

Total Common Stocks
(Cost $223,417,236)                                                 298,815,555

                                                                          VALUE
                                                        UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                         8,881   $         1,510
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                             171               127
Series B Wts., Exp. 1/16/10 1                             128                50
Series C Wts., Exp. 1/16/10 1,3                           128                20
                                                                ----------------
Total Rights, Warrants and Certificates (Cost $0)                         1,707

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.6%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.38%, 4/20/08 4,5              $    370,000           370,185
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl.
A2, 5.80%, 5/25/34 5                                  830,484           833,891
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          180,000           171,855
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2005-WF2, Asset-Backed
Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 5                  285,298           284,080
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 5                18,836            18,639
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 5                                     360,000           358,251
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 5                                     240,000           238,862
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2,
5.44%, 12/25/29 5                                     480,000           480,154
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3,
3.48%, 11/17/08                                       181,660           181,283
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home
Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 5               398,292           398,624
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 3,5            180,000           180,060
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 5                                      378,339           377,945


                        7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16 5         $  1,710,000   $     1,798,743
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 5.42%, 7/1/36 5                    1,100,000         1,100,549
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2,
4.415%, 4/25/35 5                                     179,603           178,977
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32,
4.45%, 7/25/28                                        216,676           215,619
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2,
5.42%, 9/25/36 5                                      800,000           800,407
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                     463,608           463,817
                                                                ----------------
Total Asset-Backed Securities (Cost $8,459,126)                       8,451,941

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.3%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                1,980,566         1,885,344
5%, 12/1/32-12/1/34                                 3,348,779         3,155,701
6.50%, 4/1/18-4/1/34                                3,052,274         3,117,548
7%, 5/1/29-11/1/32                                  1,321,965         1,364,895
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3094,
Cl. HS, 4.877%, 6/15/34 5                             236,477           217,125
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 5              379,620           351,471
Series 2043, Cl. ZP, 6.50%, 4/15/28                   629,244           625,422
Series 2055, Cl. ZM, 6.50%, 5/15/28                   363,454           368,492
Series 2075, Cl. D, 6.50%, 8/15/28                    867,433           881,763
Series 2080, Cl. Z, 6.50%, 8/15/28                    235,160           239,032
Series 2387, Cl. PD, 6%, 4/15/30                       47,651            47,613
Series 2461, Cl. PZ, 6.50%, 6/15/32                   719,065           736,716
Series 2500, Cl. FD, 5.82%, 3/15/32 5                 111,885           113,420
Series 2526, Cl. FE, 5.72%, 6/15/29 5                 164,846           166,474
Series 2551, Cl. FD, 5.72%, 1/15/33 5                 128,086           129,393
Series 2676, Cl. KY, 5%, 9/15/23                      298,000           278,150
Series 3025, Cl. SJ, 5.243%, 8/15/35 5                125,653           116,854

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.531%, 6/1/26 6            $    227,151   $        57,478
Series 183, Cl. IO, 12.058%, 4/1/27 6                 356,243            94,902
Series 184, Cl. IO, 17.755%, 12/1/26 6                386,463            99,119
Series 192, Cl. IO, 15.018%, 2/1/28 6                 106,347            26,759
Series 200, Cl. IO, 13.646%, 1/1/29 6                 126,548            34,614
Series 2003-118, Cl. S, 10.134%,
12/25/33 6                                          1,843,141           218,148
Series 2005-87, Cl. SE, 6.84%, 10/25/35 6           2,833,444            70,350
Series 2005-87, Cl. SG, 12.46%,
10/25/35 6                                          2,816,955           130,055
Series 2130, Cl. SC, (0.81)%, 3/15/29 6               276,740            18,919
Series 216, Cl. IO, 13.611%, 12/1/31 6                198,102            51,059
Series 224, Cl. IO, 10.644%, 3/1/33 6                 933,926           241,593
Series 243, Cl. 6, 8.611%, 12/15/32 6                 385,017            99,438
Series 2796, Cl. SD, 2.901%, 7/15/26 6                405,520            28,084
Series 2802, Cl. AS, 4.498%, 4/15/33 6                618,493            29,847
Series 2920, Cl. S, (1.217)%, 1/15/35 6             2,219,066            87,703
Series 3000, Cl. SE, (2.435)%, 7/15/25 6            2,277,816            56,257
Series 3110, Cl. SL, 6.092%, 2/15/26 6                323,457             8,384
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.25%, 6/1/26 7                    99,968            77,031
Series 192, Cl. PO, 5.708%, 2/1/28 7                  106,347            81,899
Series 224, Cl. PO, 4.438%, 3/1/33 7                  309,499           226,903
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                              12,250,752        11,669,601
5%, 12/1/17-9/1/35                                 21,788,417        20,871,584
5%, 7/1/22 8                                        1,382,000         1,335,573
5.50%, 3/1/33-11/1/34                               8,455,486         8,191,809
5.50%, 7/1/22-8/1/37 8                             25,356,000        24,485,493
6%, 8/1/32-3/1/33                                   9,197,827         9,137,342
6%, 7/1/22-7/1/37 8                                10,237,000        10,249,438
6.50%, 6/1/17-10/1/30                               5,406,318         5,519,780
7%, 11/1/17-11/1/35                                 2,934,131         3,034,636
7.50%, 1/1/33                                         397,230           415,850
8.50%, 7/1/32                                          13,368            14,372
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                  767,837           785,246
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1993-215, Cl. ZQ, 6.50%,
11/25/23                                              731,842           742,644
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  663,297           676,322
Trust 1998-61, Cl. PL, 6%, 11/25/28                   346,693           346,333
Trust 2001-50, Cl. NE, 6%, 8/25/30                     39,004            38,926
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                905,722           922,088
Trust 2001-70, Cl. LR, 6%, 9/25/30                     99,478            99,564


                        8 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Trust 2001-74, Cl. PD, 6%, 5/25/30               $        806   $           804
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                 324,877           331,199
Trust 2002-9, Cl. PC, 6%, 3/25/17                     787,115           793,120
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               1,052,000         1,006,985
Trust 2003-84, Cl. PW, 3%, 6/25/22                    482,920           476,135
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,110,000         1,070,961
Trust 2006-24, Cl. DB, 5.50%, 4/25/26               1,000,000           963,721
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              1,621,873         1,618,520
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 5              281,297           251,336
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 5              744,788           643,673
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 5              225,159           194,493
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 5              711,098           634,671
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               1,970,982         1,966,565
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               2,983,000         2,845,151
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 10.097%, 11/25/31 6           1,041,884           103,233
Trust 2001-81, Cl. S, 4.499%, 1/25/32 6               223,932            21,332
Trust 2002-47, Cl. NS, 3.788%, 4/25/32 6              489,351            46,188
Trust 2002-51, Cl. S, 3.909%, 8/25/32 6               449,340            42,673
Trust 2002-52, Cl. SD, 0.528%, 9/25/32 6              504,397            42,300
Trust 2002-77, Cl. SH, 5.516%,
12/18/32 6                                            299,449            27,197
Trust 2002-84, Cl. SA, 11.261%,
12/25/32 6                                            900,568            87,468
Trust 2002-9, Cl. MS, 4.625%, 3/25/32 6               332,765            33,055
Trust 2003-33, Cl. SP, 13.322%, 5/25/33 6             985,064           105,268
Trust 2003-4, Cl. S, 10.467%, 2/25/33 6               573,180            57,646
Trust 2003-46, Cl. IH, 6.91%, 6/25/33 6             3,375,286           706,144
Trust 2004-54, Cl. DS, (2.276)%,
11/25/30 6                                            437,556            23,458
Trust 2005-19, Cl. SA, 0.016%, 3/25/35 6            5,828,482           240,676
Trust 2005-40, Cl. SA, (0.14)%, 5/25/35 6           1,247,802            49,301
Trust 2005-6, Cl. SE, 1.693%, 2/25/35 6             1,577,780            63,681
Trust 2005-71, Cl. SA, 2.929%, 8/25/25 6            1,438,187            66,666
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 6            3,025,075           223,940
Trust 222, Cl. 2, 16.539%, 6/1/23 6                   802,060           199,967
Trust 233, Cl. 2, 13.828%, 8/1/23 6                   701,653           184,159
Trust 240, Cl. 2, 21.21%, 9/1/23 6                  1,280,415           339,906
Trust 252, Cl. 2, 14.768%, 11/1/23 6                  603,014           167,178
Trust 273, Cl. 2, 16.172%, 8/1/26 6                   170,676            42,712
Trust 319, Cl. 2, 14.287%, 2/1/32 6                   222,282            58,848
Trust 321, Cl. 2, 10.183%, 4/1/32 6                 2,299,775           607,625
Trust 331, Cl. 9, 8.632%, 2/1/33 6                    629,466           157,400
Trust 334, Cl. 17, 22.917%, 2/1/33 6                  361,321           101,164
Trust 339, Cl. 7, 5.678%, 7/1/33 6                  2,344,978           573,786
Trust 342, Cl. 2, 12.235%, 9/1/33 6                 1,148,678           300,645
Trust 344, Cl. 2, 10.216%, 12/1/33 6                4,308,538         1,129,769
Trust 345, Cl. 9, 8.846%, 1/1/34 6                    839,865           207,902
Trust 346, Cl. 2, 13.179%, 12/1/33 6                1,186,917           311,271
Trust 362, Cl. 12, 6.752%, 8/1/35 6                 1,458,008           337,038
Trust 362, Cl. 13, 6.735%, 8/1/35 6                   808,327           186,484

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.104%, 9/25/23 7                                $    274,067   $       220,941
                                                                ----------------
                                                                    133,934,911

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage
Assn., 8%, 4/15/23                                    158,056           167,377
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.129)%,
1/16/27 6                                             466,030            31,219
Series 2002-15, Cl. SM, (6.147)%,
2/16/32 6                                             543,909            36,433
Series 2002-76, Cl. SY, (3.889)%,
12/16/26 6                                          1,115,748            81,584
Series 2004-11, Cl. SM, (6.242)%,
1/17/30 6                                             386,616            24,683
                                                                ----------------
                                                                        341,296

--------------------------------------------------------------------------------
NON-AGENCY--3.7%
--------------------------------------------------------------------------------
COMMERCIAL--3.2%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                     1,050,000         1,022,677
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                691,417           697,506
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                        549,797           549,882
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 5              369,849           370,176
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl.
A2B, 5.536%, 3/1/36                                   260,000           259,026
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl.
A2B, 5.205%, 12/11/49 3                               570,000           559,907
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                               679,782           678,541
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08               202,821           202,686


                        9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                  $    345,269   $       346,835
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45               620,000           609,978
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                               890,000           867,575
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                               680,000           672,874
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39 3                                             820,000           811,055
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                               260,000           253,706
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                              890,000           872,689
Series 2007-LDPX, Cl. A2S, 5.305%,
1/15/49                                               210,000           206,646
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30               740,000           729,708
Series 2007-C1, Cl. A2, 5.318%, 1/15/12               910,000           898,864
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5               441,295           439,525
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  916,091           907,820
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                        245,897           247,503
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 3                             983,000         1,046,588
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl.
A2, 5.75%, 1/25/33                                    429,943           428,498
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                  780,635           775,754
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl.
A5, 6%, 9/25/36                                     1,148,025         1,145,452

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial Mortgage
Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                $  1,450,000   $     1,427,516
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                    256,000           252,200
                                                                ----------------
                                                                     17,281,187

--------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                             1,307,261         1,311,551
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A8, 6%, 9/25/36                                      839,837           838,326
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                      833,853           832,492
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.676%,
5/25/35 5                                              48,425            48,447
                                                                ----------------
                                                                      3,030,816
                                                                ----------------
Total Mortgage-Backed Obligations
(Cost $156,193,428)                                                 154,588,210

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 3.50%, 11/15/07                                650,000           645,621
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts., 4.25%, 7/15/07                         2,015,000         2,014,136
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 5/15/17                                      2,771,000         2,657,564
4.50%, 2/15/36 9,10                                 2,535,000         2,296,157
5.375%, 2/15/31 9                                     193,000           198,247
8.875%, 8/15/17 9                                     687,000           890,202
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 9                                   1,081,000         1,027,035
4.50%, 5/15/10-4/30/12                              8,928,000         8,767,541
4.75%, 2/15/10-5/31/12                              3,684,000         3,666,773
4.875%, 5/31/09                                     1,398,000         1,398,001
                                                                ----------------
Total U.S. Government Obligations
(Cost $23,826,194)                                                   23,561,277


                        10 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.2%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93             $    400,000   $       428,092
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31                                                880,000           903,838
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bonds 11                                  2,080,000         1,891,594
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts.,
11/1/08                                             1,520,000         1,561,317
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09                        665,000           697,757
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts.,
7/15/13                                             1,195,000         1,118,183
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50%
Sr. Unsec. Nts., 9/1/09 3                           1,195,000         1,222,495
--------------------------------------------------------------------------------
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 4                                585,000           577,934
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10                          1,005,000         1,050,246
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                               705,000           704,367
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                  845,000           866,983
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         670,000           650,832
--------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                             710,000           683,816
--------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec.
Debs., 7/29/93                                        360,000           417,492
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts.,
3/15/37                                             1,385,000         1,339,065
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts.,
5/1/08 4                                            1,075,000         1,064,436
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec.
Nts., 7/15/08                                         835,000           843,350
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                       690,000           648,023
6.125% Nts., 1/15/14                                  525,000           503,943
8% Sr. Nts., 2/1/09                                   285,000           293,113
--------------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp.:
5.71% Nts., Series E, 3/13/09 5                       395,000           395,893
7.30% Nts., 1/15/12                                   460,000           488,340
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                        606,000           735,168
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 3                                            275,000           277,063
--------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts.,
4/15/09                                               335,000           339,110
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts.,
Series A, 5/15/08 3                                   131,000           128,053

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec.
Nts., 10/1/08                                    $  1,285,000   $     1,285,000
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts.,
6/1/08                                                210,000           211,991
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr.
Unsec. Nts., 9/15/10                                2,030,000         2,121,139
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   985,000           990,747
9.80% Unsub. Nts., 12/15/08 5                         141,000           149,558
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     930,000           953,571
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                          1,675,000         1,602,462
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 4,11                                2,100,000         1,971,703
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                     505,000           528,356
--------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds,
12/1/08 4                                             150,000           151,547
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec.
Nts., 2/15/11 3                                       785,000           830,138
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 5                             1,600,000         1,551,654
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 4                                            610,000           605,239
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08  5                                540,000           553,500
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                        830,000           826,619
7.75% Sr. Unsec. Nts., 2/15/12                        100,000           107,344
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                      1,235,000         1,293,511
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec.
Unsub. Nts., 2/1/13                                 1,110,000         1,082,291
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                              1,010,000         1,039,949
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts.,
7/15/09                                               290,000           302,266
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts.,
7/15/09                                               950,000           987,762
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                       135,000           114,007
7.125% Sr. Unsec. Nts., 6/15/09                       630,000           646,074
--------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                410,000           411,964
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                         565,000           521,035
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                             1,305,000         1,300,106


                        11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36%
Unsec. Nts., Series A, 1/15/10                   $  1,030,000   $     1,072,474
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub.
Nts., 6/15/09                                         855,000           873,821
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                   1,050,000         1,050,459
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 4                   315,861           294,109
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70%
Nts., 6/30/09                                       1,360,000         1,340,145
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 4                         1,285,000         1,555,807
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                  1,110,000         1,352,635
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                              690,000           689,447
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09               450,000           442,964
--------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                        131,000           131,164
7.875% Sr. Unsec. Nts., 9/1/11                      1,020,000         1,068,450
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec.
Nts., 12/15/08                                        500,000           527,616
--------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec.
Nts., 5/1/11                                          960,000         1,081,157
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr.
Unsec. Unsub. Nts., 10/15/07 3                        294,000           296,385
--------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                265,000           265,907
--------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts.,
6/15/08                                               450,000           437,725
--------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                           895,000           860,252
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr.
Unsec. Unsub. Nts., 4/1/09                            470,000           444,150
--------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4%
Unsec. Unsub. Nts., 1/15/10                           930,000           894,560
--------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                   490,000           493,227
7.625% Sr. Unsec. Nts., 2/15/12                       320,000           341,907
--------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec.
Sub. Nts., 2/15/67 4,5                                545,000           514,186
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                            1,130,000         1,315,195
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08                                               765,000           758,850
--------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 4,5                           865,000           865,584
6.125% Nts., 3/15/08                                  755,000           756,746

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                  $    670,000   $       666,650
3.875% Sr. Unsec. Nts., 10/15/08 3                    315,000           305,156
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                   210,000           210,170
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                          985,000         1,012,347
--------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked
Certificate Trust, 6.75% Nts., 4/15/09 3            1,210,000         1,228,150
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts.,
1/15/09                                             1,510,000         1,597,885
                                                                ----------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $66,930,139)                                   66,715,316

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28%  12,13
(Cost $27,169,434)                                 27,169,434        27,169,434
--------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $505,995,557)                                         579,303,440

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.1% 14
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value
$1,320,000,000, with a maturity value
of $1,320,596,750) with Nomura
Securities, 5.425%, dated 6/29/07,
to be repurchased at $299,930
on 7/2/07, collateralized by
Private Label CMOs, 0%-6.75%,
10/25/21-1/25/47, with a
value of $1,386,000,000
(Cost $299,794)                                  $    299,794           299,794

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $506,295,351)                                     106.3%      579,603,234
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (6.3)      (34,121,195)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   545,482,039
                                                 ===============================


                        12 | OPPENHEIMER BALANCED FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                      CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                SUBJECT TO CALL         DATE      PRICE   RECEIVED   SEE NOTE 1
-------------------------------------------------------------------------------
Amgen, Inc.                 437      1/21/08        $70   $149,192      $30,590

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $7,016,234, which represents 1.29% of the Fund's net assets. See Note 10 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,970,730 or 1.46% of the Fund's net assets as of June 30, 2007.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,372,708 or 1.53% of the Fund's net assets as of June 30, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $606,774 or 0.11% of the Fund's net assets as of June 30, 2007.

8. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

9. Partial or fully-loaned security. See Note 11 of accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,177,517. See Note 6 of accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES         GROSS         GROSS          SHARES
                                                        DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   JUNE 30, 2007
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             15,913,062   149,655,807   138,399,435      27,169,434

                                                                                                VALUE        DIVIDEND
                                                                                           SEE NOTE 1          INCOME
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $27,169,434        $437,397

13. Rate shown is the 7-day yield as of June 30, 2007.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 11 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $479,125,917)                                                             $552,433,800
Affiliated companies (cost $27,169,434)                                                                  27,169,434
                                                                                                       -------------
                                                                                                        579,603,234
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        134,166
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $270,498)                                                              1,069,771
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $11,851,396 sold on a when-issued basis or forward commitment)               12,534,335
Interest, dividends and principal paydowns                                                                2,627,866
Futures margins                                                                                              44,860
Shares of beneficial interest sold                                                                            9,021
Other                                                                                                        13,329
                                                                                                       -------------
Total assets                                                                                            596,036,582

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $149,192)--see accompanying statement of investments            30,590
--------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                  299,794
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $124,846)                                                                530,776
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $47,897,627 purchased on a when-issued basis or forward commitment)     49,301,617
Shares of beneficial interest redeemed                                                                      208,482
Shareholder communications                                                                                   73,862
Distribution and service plan fees                                                                           72,371
Trustees' compensation                                                                                       10,329
Transfer and shareholder servicing agent fees                                                                 1,821
Other                                                                                                        24,901
                                                                                                       -------------
Total liabilities                                                                                        50,554,543

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $545,482,039
                                                                                                       =============

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $     32,607
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                              441,045,542
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         6,615,881
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                           24,243,321
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                       73,544,688
                                                                                                       -------------
NET ASSETS                                                                                             $545,482,039
                                                                                                       =============

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$426,052,475 and 25,430,785 shares of beneficial interest outstanding)                                 $      16.75
--------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$119,429,564 and 7,176,623 shares of beneficial interest outstanding)                                  $      16.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        14 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                                  $  6,227,868
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $112,795)        2,125,142
Affiliated companies                                                           437,397
---------------------------------------------------------------------------------------
Portfolio lending fees                                                          40,803
                                                                          -------------
Total investment income                                                      8,831,210

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              1,949,823
---------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             140,177
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               5,066
Service shares                                                                   5,011
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              28,473
Service shares                                                                   7,440
---------------------------------------------------------------------------------------
Trustees' compensation                                                           8,711
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      3,549
---------------------------------------------------------------------------------------
Administration service fees                                                        750
---------------------------------------------------------------------------------------
Other                                                                           31,889
                                                                          -------------
Total expenses                                                               2,180,889
Less reduction to custodian expenses                                              (514)
Less waivers and reimbursements of expenses                                     (8,348)
                                                                          -------------
Net expenses                                                                 2,172,027

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        6,659,183

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                 24,098,889
Closing and expiration of option contracts written                              46,768
Closing and expiration of futures contracts                                    450,954
Foreign currency transactions                                                   (6,080)
Swap contracts                                                                  (3,482)
Net increase from payment by affiliate                                          51,312
                                                                          -------------
Net realized gain                                                           24,638,361
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (10,148)
Translation of assets and liabilities denominated in foreign currencies         29,563
Futures contracts                                                             (265,448)
Option contracts written                                                        82,959
Swap contracts                                                                 119,602
                                                                          -------------
Net change in unrealized appreciation                                          (43,472)

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 31,254,072
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        15 | OPPENHEIMER BALANCED FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS             YEAR
                                                                                                 ENDED            ENDED
                                                                                         JUNE 30, 2007     DECEMBER 31,
                                                                                           (UNAUDITED)             2006
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   6,659,183    $  13,221,942
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                           24,638,361       49,442,386
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          (43,472)      (4,993,484)
                                                                                         -------------------------------
Net increase in net assets resulting from operations                                        31,254,072       57,670,844

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                         (10,919,746)     (10,383,550)
Service shares                                                                              (2,568,291)      (1,826,958)
                                                                                         -------------------------------
                                                                                           (13,488,037)     (12,210,508)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                         (34,150,478)     (22,826,230)
Service shares                                                                              (8,836,795)      (4,434,656)
                                                                                         -------------------------------
                                                                                           (42,987,273)     (27,260,886)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                          10,576,526      (81,734,942)
Service shares                                                                              13,125,146       18,628,043
                                                                                         -------------------------------
                                                                                            23,701,672      (63,106,899)

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                              (1,519,566)     (44,907,449)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        547,001,605      591,909,054
                                                                                         -------------------------------
End of period (including accumulated net investment income of $6,615,881
and $13,444,735, respectively)                                                           $ 545,482,039    $ 547,001,605
                                                                                         ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2007                                                               DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)             2006           2005         2004         2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $       17.69         $  17.07       $  17.35     $  15.92     $  13.16     $      15.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .21 1            .40 1          .33 1        .26 1        .27              .50
Net realized and unrealized gain (loss)            .75             1.38            .31         1.33         2.90            (2.02)
                                         -------------------------------------------------------------------------------------------
Total from investment operations                   .96             1.78            .64         1.59         3.17            (1.52)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.46)            (.36)          (.30)        (.16)        (.41)            (.51)
Distributions from net realized gain             (1.44)            (.80)          (.62)          --           --             (.21)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                     (1.90)           (1.16)          (.92)        (.16)        (.41)            (.72)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $       16.75         $  17.69       $  17.07     $  17.35     $  15.92     $      13.16
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                5.94%           11.15%          3.89%       10.10%       24.96%          (10.40)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) $     426,052         $435,639       $503,753     $547,290     $533,710     $    458,848
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $     430,637         $456,513       $522,754     $528,655     $475,389     $    517,516
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             2.52%            2.42%          1.98%        1.59%        1.82%            3.31%
Total expenses                                    0.76% 4,5,6      0.75% 4,5      0.74% 6      0.74% 6      0.76% 6          0.74% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             37% 7            76% 7          67% 7        68% 7       248%              42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007       0.76%
Year Ended December 31, 2006         0.75

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 2007              $   214,217,072     $   202,971,357
Year Ended December 31, 2006                    612,825,833         666,549,894
Year Ended December 31, 2005                  1,224,652,741       1,250,455,539
Year Ended December 31, 2004                  1,460,076,994       1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                           JUNE 30, 2007                                                            DECEMBER 31,
SERVICE SHARES                               (UNAUDITED)             2006          2005        2004        2003           2002 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       17.57         $  16.97       $ 17.26     $ 15.87     $ 13.14     $      14.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .19 2            .36 2         .29 2       .23 2       .39              .13
Net realized and unrealized gain (loss)              .74             1.37           .31        1.31        2.74            (1.50)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                     .93             1.73           .60        1.54        3.13            (1.37)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.42)            (.33)         (.27)       (.15)       (.40)              --
Distributions from net realized gain               (1.44)            (.80)         (.62)         --          --               --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                       (1.86)           (1.13)         (.89)       (.15)       (.40)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       16.64         $  17.57       $ 16.97     $ 17.26     $ 15.87     $      13.14
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  5.77%           10.86%         3.67%       9.79%      24.69%           (9.44)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $     119,430         $111,363       $88,156     $59,650     $25,302     $      2,306
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $     113,116         $100,010       $72,977     $39,851     $ 9,908     $      1,037
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               2.27%            2.17%         1.74%       1.41%       1.37%            3.30%
Total expenses                                      1.01% 5,6,7      1.01% 5,6     1.00% 7     1.02% 7     1.01% 7          0.99% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               37% 8            76% 8         67% 8       68% 8      248%              42%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007           1.01%
Year Ended December 31, 2006             1.01

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 2007            $   214,217,072       $   202,971,357
Year Ended December 31, 2006                  612,825,833           666,549,894
Year Ended December 31, 2005                1,224,652,741         1,250,455,539
Year Ended December 31, 2004                1,460,076,994         1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis


                        19 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $47,897,627 of securities issued on a when-issued basis or forward commitment and sold $11,851,396 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                        20 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $291,587 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $180 and straddle losses of $291,407.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                        21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                                   SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                              539,551    $   9,103,522       714,924    $   11,819,806
Dividends and/or distributions reinvested       2,818,651       45,070,224     2,069,145        33,209,780
Redeemed                                       (2,550,212)     (43,597,220)   (7,669,019)     (126,764,528)
                                               ------------------------------------------------------------
Net increase (decrease)                           807,990    $  10,576,526    (4,884,950)   $  (81,734,942)
                                               ============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                              751,409    $  12,600,390     1,978,250    $   32,390,681
Dividends and/or distributions reinvested         717,301       11,405,086       392,086         6,261,614
Redeemed                                         (631,861)     (10,880,330)   (1,226,866)      (20,024,252)
                                               ------------------------------------------------------------
Net increase                                      836,849    $  13,125,146     1,143,470    $   18,628,043
                                               ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                            PURCHASES           SALES
       --------------------------------------------------------------
       Investment securities            $ 136,584,041   $ 166,408,334
       U.S. government and government
       agency obligations                  51,923,911      48,207,660
       To Be Announced (TBA)
       mortgage-related securities        214,217,072     202,971,357


                        22 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Over $800 million           0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,981 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $8,348 for IMMF management fees.

      During the six months ended June 30, 2007, the Manager voluntarily reimbursed the Fund $51,312 for certain transactions.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                        23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                         UNREALIZED
                                                        EXPIRATION     NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                         DATES     CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds                                   9/19/07           149       $16,054,750        $(139,144)
                                                                                                          ----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.                                  9/28/07           277        56,447,406           87,626
U.S. Treasury Nts., 5 yr.                                  9/28/07            52         5,412,063           21,632
U.S. Treasury Nts., 10 yr.                                 9/19/07             2           211,406            3,432
                                                                                                          ----------
                                                                                                            112,690
                                                                                                          ----------
                                                                                                          $ (26,454)
                                                                                                          ==========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


                        24 | OPPENHEIMER BALANCED FUND/VA

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2007 was as follows:

                                                              CALL OPTIONS
                                                  ------------------------
                                                  NUMBER OF      AMOUNT OF
                                                  CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding as of December 31, 2006              89       $ 46,768
Options written                                         437        149,192
Options closed or expired                               (89)       (46,768)
                                                  ------------------------
Options outstanding as of June 30, 2007                 437       $149,192
                                                  ========================

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.


                        25 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                          BUY/SELL   NOTIONAL                                  PREMIUM
                                                            CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY         REFERENCE ENTITY                   PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Beazer Homes USA, Inc.                   Sell   $    305        2.1000%      6/20/08   $       --   $  (3,955)
                     Capmark Financial Group, Inc.            Sell        520        1.0000       6/20/12           --       1,507
                     Lear Corp.                               Sell        875        1.0000       6/20/08           --       2,400
                     Toys R US, Inc.                          Sell        550        1.4500       9/20/08           --      (4,156)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                     Belo Corp.                                Buy      1,645        0.9000       6/20/13           --      19,895
                     CDX North America High
                     Yield Index                               Buy        525        2.7500       6/20/12        1,039      10,136
                     CDX North America High
                     Yield Index                               Buy      2,550        2.7500       6/20/14       46,201     117,676
                     CDX North America High
                     Yield Index                               Buy        895        2.7500       6/20/14       12,909      41,302
                     CDX North America High
                     Yield Index                              Sell      2,550        2.7500       6/20/12       14,361     (49,233)
                     CDX North America High
                     Yield Index                              Sell        895        2.7500       6/20/12        7,228     (17,280)
                     Freescale Semiconductor, Inc.            Sell        515        0.6000       3/20/08           --      (3,489)
                     Freescale Semiconductor, Inc.            Sell        545        0.7500       3/20/08           --      (3,089)
                     Rite Aid Corp.                           Sell        860        0.8750       6/20/08           --      (5,415)
                     Univision Communications, Inc.           Sell        250        0.7500       3/20/08           --      (1,560)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                     Abitibi-Consolidated Co. of
                     Canada                                   Sell        860        1.5200       9/20/07           --        (576)
                     Allied Waste North America, Inc.         Sell        340        2.0000       9/20/09           --       2,294
                     Allied Waste North America, Inc.         Sell        530        2.0000       9/20/09           --       3,577
                     Bombardier, Inc.                         Sell        265        0.9000       9/20/07           --         397
                     CDX North America High
                     Yield Index                               Buy      1,030        2.7500       6/20/12       (9,613)     17,094
                     CDX North America High
                     Yield Index                               Buy      2,555        2.7500       6/20/14       50,071     121,645
                     CDX North America High
                     Yield Index                               Buy      2,550        2.7500       6/20/14       42,819     121,407
                     CDX North America High
                     Yield Index                               Buy      1,510        2.7500       6/20/14       20,008      71,892
                     CDX North America High
                     Yield Index                              Sell      2,555        2.7500       6/20/12       12,207     (50,299)
                     CDX North America High
                     Yield Index                              Sell      2,550        2.7500       6/20/12       16,150     (50,200)
                     CDX North America High
                     Yield Index                              Sell      2,525        2.7500       6/20/12       17,763     (49,708)


                        26 | OPPENHEIMER BALANCED FUND/VA

                                                          BUY/SELL   NOTIONAL                                  PREMIUM
                                                            CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY         REFERENCE ENTITY                   PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG: Continued
                     CDX North America High
                     Yield Index                              Sell   $  1,510        2.7500%      6/20/12   $   13,968   $ (29,727)
                     CDX.NA.IG.7                               Buy      4,700        0.4000      12/20/11          483      (4,250)
                     Dillard's, Inc.                          Sell        225        0.7500       9/20/08           --          90
                     Dow Jones CDX North America
                     Crossover Index                           Buy      2,525        2.7500       6/20/14       39,050     120,217
                     Eastman Kodak Co.                        Sell        735        1.0000      12/20/08           --         149
                     Levi Strauss & Co.                       Sell        500        1.0000       9/20/08           --         252
                     Levi Strauss & Co.                       Sell        375        0.9000       9/20/08           --          --
                     Tenet Healthcare Corp.                   Sell        870        1.6000       3/20/09           --      (1,372)
                     Weyerhaeuser Co.                          Buy      1,070        0.5800       9/20/11           --      (9,472)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                     Capmark Financial Group, Inc.            Sell        535        0.9500       6/20/12           --      (1,293)
                     First Data Corp.                         Sell        545        1.1500       9/20/08           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                     ArvinMeritor, Inc.                       Sell        295        1.0500       9/20/07           --         212
                     ArvinMeritor, Inc.                       Sell        240        1.1000       9/20/07           --         203
                     ArvinMeritor, Inc.                       Sell         20        1.2000       9/20/07           --          22
                     Beazer Homes USA, Inc.                   Sell        560        2.1500       6/20/08           --     (11,918)
                     Bombardier, Inc.                         Sell        295        1.0500       9/20/07           --         642
                     Bombardier, Inc.                         Sell        290        1.0000       9/20/07           --         594
                     CDX North America High
                     Yield Index                               Buy      2,495        2.7500       6/20/14       35,883     115,662
                     CDX North America High
                     Yield Index                               Buy      2,425        2.7500       6/20/14       32,131     112,417
                     CDX North America High
                     Yield Index                              Sell      2,495        2.7500       6/20/12       20,255     (47,648)
                     CDX North America High
                     Yield Index                              Sell      2,425        2.7500       6/20/12       22,431     (46,311)
                     CountrywideHome Loans, Inc.              Sell      1,615        0.4200       6/20/09           --         808
                     El Paso Corp.                            Sell      1,060        0.5200       3/20/10           --      (3,025)
                     Ford Motor Co.                            Buy      1,100        5.4000      12/20/08           --     (49,200)
                     Ford Motor Co.                            Buy        525        5.3000      12/20/08           --     (22,733)
                     Ford Motor Co.                           Sell      1,100        7.1500      12/20/16           --      65,738
                     Ford Motor Co.                           Sell        525        7.0500      12/20/16           --      28,649
                     General Motors Corp.                      Buy        545        4.0000      12/20/08           --     (15,178)
                     General Motors Corp.                      Buy        535        3.9500      12/20/08           --     (14,517)
                     General Motors Corp.                     Sell        545        5.8000      12/20/16           --      35,083
                     General Motors Corp.                     Sell        535        5.7500      12/20/16           --      32,933
                     Inco Ltd.                                 Buy        545        0.7000       3/20/17           --      (9,248)
                     Inco Ltd.                                 Buy        550        0.6300       3/20/17           --      (6,476)
                     J.C. Penney Co., Inc.                    Sell      1,070        0.6100       6/20/13           --      (3,640)
                     K. Hovnanian Enterprises, Inc.           Sell        270        1.8500       6/20/08           --      (1,113)
                     K. Hovnanian Enterprises, Inc.           Sell        270        1.8500       6/20/08           --      (1,113)
                     Kroger Co. (The)                          Buy      1,110        0.4775       6/20/12           --      (3,988)
                     Tribune Co.                              Sell        505        1.0000       6/20/08           --      (9,594)
                     Vale Overseas Ltd.                       Sell        545        1.1700       3/20/17           --      11,935
                     Vale Overseas Ltd.                       Sell        550        1.1000       3/20/17           --       9,153
                                                                                                            -----------------------
                                                                                                            $  395,344   $ 535,205
                                                                                                            =======================


                        27 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                                                                                          RECEIVED BY   TERMINATION
SWAP COUNTERPARTY         NOTIONAL AMOUNT            PAID BY THE FUND                        THE FUND         DATES     VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                               If positive, the total
                                            If negative, the absolute            return of the Lehman
                                                  value of the Lehman                 CMBS Index plus
Deutsche Bank AG          $     2,900,000                 CMBS Index.              27.5 basis points.       11/1/07   $ 1,598
------------------------------------------------------------------------------------------------------------------------------
                                                                            If positive, the absolute
                                            If negative, the absolute        value of Lehman Brothers
                                             value of Lehman Brothers                U.S. CMBS Index:
Goldman Sachs Capital                                U.S. CMBS Index:              Aggregate AAA plus
Markets LP                      2,140,000              Aggregate AAA.                15 basis points.        9/1/07       905
------------------------------------------------------------------------------------------------------------------------------
                                                                        If positive, the total return
                                            If negative, the absolute                   of the Lehman
Lehman Brothers                                   value of the Lehman                 CMBS Index plus
Special Financing, Inc.         2,380,000                 CMBS Index.              32.5 basis points.       11/1/07     1,287
                                                                                                                      --------
                                                                                                                      $ 3,790
                                                                                                                      ========

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
10. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                        28 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
11. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $1,803,763, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,846,095 was received for the loans, of which $299,794 was received in cash and subsequently invested in approved investments. In addition, collateral of $1,546,301 was also received in the form of securities.

--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        29 | OPPENHEIMER BALANCED FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        30 | OPPENHEIMER BALANCED FUND/VA



OPPENHEIMER MAIN STREET FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
----------------------------------------------------------------------------
Non-Service shares Actual        $ 1,000.00    $ 1,070.80    $ 3.34
----------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00      1,021.57      3.26
----------------------------------------------------------------------------
Service shares Actual              1,000.00      1,069.40      4.63
----------------------------------------------------------------------------
Service shares Hypothetical        1,000.00      1,020.33      4.52

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares        0.65%
-----------------------------------
Service shares            0.90

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                       5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Chipotle Mexican Grill, Inc., Cl. B 1                   7,419   $       583,356
--------------------------------------------------------------------------------
McDonald's Corp.                                      295,600        15,004,656
--------------------------------------------------------------------------------
Yum! Brands, Inc. 2                                   274,800         8,991,456
                                                                ----------------
                                                                     24,579,468

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc. 1,2                                   35,100         2,401,191
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Interactive, Series A 1,2                       159,400         3,559,402
                                                                ----------------
                                                                      5,960,593

--------------------------------------------------------------------------------
MEDIA--4.1%
CBS Corp., Cl. B 2                                    263,600         8,783,152
--------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                           56,422           363,922
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                    303,700        11,485,934
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                           237,500         5,488,625
--------------------------------------------------------------------------------
EchoStar Communications
Corp., Cl. A 1,2                                      137,500         5,963,375
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     145,200         7,978,740
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Capital, Series A 1                              44,734         5,264,297
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               250,200         5,306,742
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   137,000         7,250,040
--------------------------------------------------------------------------------
Time Warner, Inc.                                       2,300            48,392
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                 280,673        11,684,417
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 808,800        27,612,432
                                                                ----------------
                                                                     97,230,068

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
J.C. Penney Co., Inc. (Holding Co.)                    95,000         6,876,100
--------------------------------------------------------------------------------
Kohl's Corp. 1,2                                      184,300        13,090,829
--------------------------------------------------------------------------------
Macy's, Inc.                                          253,000        10,064,340
--------------------------------------------------------------------------------
Nordstrom, Inc.                                       220,100        11,251,512
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                               40,600         6,881,700
--------------------------------------------------------------------------------
Target Corp.                                          141,000         8,967,600
                                                                ----------------
                                                                     57,132,081

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Best Buy Co., Inc.                                     62,800         2,930,876
--------------------------------------------------------------------------------
Home Depot, Inc.                                      388,200        15,275,670
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      12,700           389,763
--------------------------------------------------------------------------------
TJX Cos., Inc. (The) 2                                270,800         7,447,000
                                                                ----------------
                                                                     26,043,309

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                         147,400   $     6,985,286
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       8,700           507,123
                                                                ----------------
                                                                      7,492,409

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                   416,800        21,802,808
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         337,450        21,883,633
                                                                ----------------
                                                                     43,686,441

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Kroger Co. (The)                                      398,800        11,218,244
--------------------------------------------------------------------------------
Safeway, Inc.                                         248,100         8,442,843
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  85,000         4,089,350
                                                                ----------------
                                                                     23,750,437

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Campbell Soup Co. 2                                   154,100         5,980,621
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                   287,000         7,708,820
--------------------------------------------------------------------------------
General Mills, Inc.                                   140,000         8,178,800
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                      156,300         7,419,561
--------------------------------------------------------------------------------
Kellogg Co. 2                                         130,700         6,768,953
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                              113,300         3,993,825
--------------------------------------------------------------------------------
Sara Lee Corp.                                        575,100        10,006,740
                                                                ----------------
                                                                     50,057,320

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                  21,200         1,374,820
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            366,215        22,408,696
                                                                ----------------
                                                                     23,783,516

--------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                    738,600        51,805,404
--------------------------------------------------------------------------------
ENERGY--13.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
National Oilwell Varco, Inc. 1                        102,900        10,726,296
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     232,100        19,714,574
                                                                ----------------
                                                                     30,440,870

--------------------------------------------------------------------------------
OIL & GAS--12.1%
Anadarko Petroleum Corp.                              227,700        11,838,123
--------------------------------------------------------------------------------
Apache Corp.                                          116,400         9,497,076
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 2                             182,500         6,314,500
--------------------------------------------------------------------------------
Chevron Corp.                                         753,126        63,443,334
--------------------------------------------------------------------------------
ConocoPhillips                                        313,283        24,592,716
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   1,459,916       122,457,754
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    271,400        16,273,144


                       6 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Occidental Petroleum Corp.                            312,700   $    18,099,076
--------------------------------------------------------------------------------
Valero Energy Corp.                                   206,800        15,274,248
                                                                ----------------
                                                                    287,789,971

--------------------------------------------------------------------------------
FINANCIALS--17.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Ameriprise Financial, Inc.                            168,500        10,711,545
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                      252,700        10,471,888
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                          16,600         2,324,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        79,200        17,166,600
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             189,000        15,796,620
--------------------------------------------------------------------------------
Morgan Stanley                                        226,000        18,956,880
                                                                ----------------
                                                                     75,427,533

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Fifth Third Bancorp 2                                 152,600         6,068,902
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  117,800        10,100,172
--------------------------------------------------------------------------------
U.S. Bancorp                                          362,970        11,959,862
--------------------------------------------------------------------------------
Wachovia Corp.                                        385,293        19,746,266
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     723,600        25,449,012
                                                                ----------------
                                                                     73,324,214

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
Bank of America Corp.                                 927,809        45,360,582
--------------------------------------------------------------------------------
CIT Group, Inc.                                        27,700         1,518,791
--------------------------------------------------------------------------------
Citigroup, Inc.                                       682,488        35,004,810
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  728,644        35,302,802
                                                                ----------------
                                                                    117,186,985

--------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                               18,300         1,144,116
--------------------------------------------------------------------------------
Allstate Corp.                                        247,600        15,229,876
--------------------------------------------------------------------------------
American International Group, Inc.                    451,240        31,600,337
--------------------------------------------------------------------------------
Chubb Corp.                                           216,900        11,742,966
--------------------------------------------------------------------------------
CNA Financial Corp. 2                                  67,100         3,199,999
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       301,500        10,371,600
--------------------------------------------------------------------------------
Loews Corp.                                            22,500         1,147,050
--------------------------------------------------------------------------------
MetLife, Inc.                                          97,100         6,261,008
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                 172,800        10,072,512
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             51,200         4,978,176
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                            251,000        13,428,500
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                105,300         8,875,737
                                                                ----------------
                                                                    118,051,877

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 2                      31,400         1,662,630

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Fannie Mae                                            199,400   $    13,026,802
--------------------------------------------------------------------------------
Freddie Mac                                           152,200         9,238,540
--------------------------------------------------------------------------------
Washington Mutual, Inc. 2                             298,300        12,719,512
                                                                ----------------
                                                                     34,984,854

--------------------------------------------------------------------------------
HEALTH CARE--15.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Amgen, Inc. 1                                         198,400        10,969,536
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      31,600         2,390,856
                                                                ----------------
                                                                     13,360,392

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Medtronic, Inc.                                       197,700        10,252,722
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1,2                             100,000         8,489,000
                                                                ----------------
                                                                     18,741,722

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
Aetna, Inc.                                           285,800        14,118,520
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  18,300         1,292,712
--------------------------------------------------------------------------------
CIGNA Corp.                                           197,700        10,323,894
--------------------------------------------------------------------------------
Express Scripts, Inc. 1,2                             129,800         6,491,298
--------------------------------------------------------------------------------
McKesson Corp.                                        188,400        11,236,176
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        155,500        12,127,445
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              736,148        37,646,609
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     416,012        33,210,238
                                                                ----------------
                                                                    126,446,892

--------------------------------------------------------------------------------
PHARMACEUTICALS--8.6%
Abbott Laboratories                                   263,400        14,105,070
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              404,600        12,769,176
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       203,000        11,343,640
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                           217,600         9,933,440
--------------------------------------------------------------------------------
Johnson & Johnson                                     898,106        55,341,292
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     440,500        21,936,900
--------------------------------------------------------------------------------
Pfizer, Inc.                                        2,270,600        58,059,242
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 297,000         9,040,680
--------------------------------------------------------------------------------
Wyeth                                                 213,800        12,259,292
                                                                ----------------
                                                                    204,788,732

--------------------------------------------------------------------------------
INDUSTRIALS--8.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                            136,200        13,096,992
--------------------------------------------------------------------------------
General Dynamics Corp.                                125,100         9,785,322
--------------------------------------------------------------------------------
Honeywell International, Inc.                         284,000        15,983,520
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 158,300        14,900,779
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                179,300        13,962,091
--------------------------------------------------------------------------------
Precision Castparts Corp. 2                            63,000         7,645,680


                       7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Raytheon Co.                                          260,300   $    14,027,567
--------------------------------------------------------------------------------
United Technologies Corp.                             207,600        14,725,068
                                                                ----------------
                                                                    104,127,019

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                    133,600         9,752,800
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                127,200        11,039,688
--------------------------------------------------------------------------------
General Electric Co.                                1,026,900        39,309,732
--------------------------------------------------------------------------------
Tyco International Ltd.                               426,700        14,418,193
                                                                ----------------
                                                                     64,767,613

--------------------------------------------------------------------------------
MACHINERY--0.5%
Deere & Co.                                            19,900         2,402,726
--------------------------------------------------------------------------------
Eaton Corp. 2                                          99,400         9,244,200
                                                                ----------------
                                                                     11,646,926

--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
CSX Corp. 2                                            48,100         2,168,348
--------------------------------------------------------------------------------
Laidlaw International, Inc.                            10,900           376,595
                                                                ----------------
                                                                      2,544,943

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc. 1                               2,172,600        60,506,910
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                            357,800         9,005,826
--------------------------------------------------------------------------------
Motorola, Inc.                                        233,800         4,138,260
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        338,300        14,678,837
                                                                ----------------
                                                                     88,329,833

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.5%
Apple, Inc. 1                                         213,100        26,006,724
--------------------------------------------------------------------------------
Dell, Inc. 1                                          575,600        16,433,380
--------------------------------------------------------------------------------
EMC Corp. 1                                           698,000        12,633,800
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   903,700        40,323,094
--------------------------------------------------------------------------------
International Business Machines
Corp.                                                 561,500        59,097,875
                                                                ----------------
                                                                    154,494,873

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1                          233,100         8,960,364
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
Google, Inc., Cl. A 1,2                                46,100        24,127,818
--------------------------------------------------------------------------------
IT SERVICES--2.3%
Accenture Ltd., Cl. A 2                               194,700         8,350,683
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       244,400        11,846,068
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                         376,500        10,440,345

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
First Data Corp.                                      475,200   $    15,524,784
--------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                              45,700         7,580,259
--------------------------------------------------------------------------------
Western Union Co.                                     107,900         2,247,557
                                                                ----------------
                                                                     55,989,696

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                         699,200        12,921,216
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Analog Devices, Inc.                                  234,700         8,834,108
--------------------------------------------------------------------------------
Applied Materials, Inc.                               486,700         9,670,729
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                    93,700         5,726,944
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        121,100         5,002,641
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               297,500        11,194,925
                                                                ----------------
                                                                     40,429,347

--------------------------------------------------------------------------------
SOFTWARE--4.4%
Adobe Systems, Inc. 1                                 148,200         5,950,230
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1,2                              75,300         3,563,196
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,596,800        76,527,696
--------------------------------------------------------------------------------
Oracle Corp. 1                                        924,800        18,227,808
                                                                ----------------
                                                                    104,268,930

--------------------------------------------------------------------------------
MATERIALS--2.4%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
Dow Chemical Co. (The)                                255,300        11,289,366
--------------------------------------------------------------------------------
PPG Industries, Inc.                                   73,600         5,601,696
--------------------------------------------------------------------------------
Rohm & Haas Co.                                        28,600         1,563,848
                                                                ----------------
                                                                     18,454,910

--------------------------------------------------------------------------------
METALS & MINING--1.2%
Nucor Corp.                                           158,900         9,319,485
--------------------------------------------------------------------------------
Southern Copper Corp. 2                                84,300         7,946,118
--------------------------------------------------------------------------------
United States Steel Corp.                              96,400        10,483,500
                                                                ----------------
                                                                     27,749,103

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
International Paper Co.                               282,200        11,019,910
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                            261,828        10,865,862
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                               840,200         8,149,940
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          631,256        25,988,810
                                                                ----------------
                                                                     45,004,612


                       8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alltel Corp.                                          128,500   $     8,680,175
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                   704,823        14,596,884
                                                                ----------------
                                                                     23,277,059

--------------------------------------------------------------------------------
UTILITIES--2.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
Duke Energy Corp. 2                                   559,300        10,235,190
--------------------------------------------------------------------------------
Edison International, Inc. 2                          145,000         8,137,400
--------------------------------------------------------------------------------
Exelon Corp.                                           88,300         6,410,580
--------------------------------------------------------------------------------
FirstEnergy Corp. 2                                    35,800         2,317,334
--------------------------------------------------------------------------------
Progress Energy, Inc. 2                               117,300         5,347,707
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 1, 3                                  32,000            10,560
                                                                ----------------
                                                                     32,458,771

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                       36,300         3,164,271
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
PG&E Corp.                                            174,000         7,882,200
--------------------------------------------------------------------------------
Sempra Energy                                         114,900         6,805,524
                                                                ----------------
                                                                     14,687,724
                                                                ----------------

Total Common Stocks
(Cost $1,946,066,796)                                             2,371,905,456

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1 (Cost $0)                            6,000                10

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                 31,900             8,294
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                         4,837               822
                                                                ----------------
Total Rights, Warrants and Certificates
(Cost $0)                                                                 9,116

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28%  4,5
(Cost $9,621,433)                                   9,621,433         9,621,433
--------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $1,955,688,229)                                     2,381,536,015

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.9% 6
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1,
5.38%, 7/25/07                                     $  551,632   $       551,632
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2005-17, Cl. 4AV1,
5.43%, 7/25/07                                         69,022            69,022
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2006-2, Cl. 2A1,
5.39%, 7/25/07                                        745,449           745,449
--------------------------------------------------------------------------------
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1, 5.41%, 7/25/07               962,758           962,758
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.41%, 9/17/07                                      2,000,000         2,000,000
                                                                ----------------
                                                                      4,328,861

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
Undivided interest of 1.49% in joint repurchase
agreement (Principal Amount/Value $1,320,000,000,
with a maturity value of $1,320,596,750) with
Nomura Securities, 5.425%, dated 6/29/07, to
be repurchased at $19,618,939 on 7/2/07,
collateralized by Private Label CMOs,
0%-6.75%, 10/25/21-1/25/47, with a
value of $1,386,000,000                            19,610,074        19,610,074
--------------------------------------------------------------------------------
Undivided interest of 11.01% in joint repurchase
agreement (Principal Amount/Value $500,000,000,
with a maturity value of $500,225,625) with
Barclays Capital, 5.415%, dated 6/29/07, to
be repurchased at $55,056,106 on 7/2/07,
collateralized by Private Label CMOs,
0%, 5/27/35-2/25/48, with a value
of $525,000,000                                    55,031,273        55,031,273
                                                                ----------------
                                                                     74,641,347

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--1.4%
ANZ National (Int'l) Ltd., 5.37%,
7/2/07                                              3,998,161         3,998,161
--------------------------------------------------------------------------------
Caixa Catal, 5.39%, 9/7/07                          5,000,000         5,000,000
--------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
5.41%, 8/1/07                                       4,500,000         4,500,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.39%, 7/2/07                         1,499,060         1,499,060
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 7/6/07                   3,000,000         3,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%,
7/30/07                                             3,000,000         3,000,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding,
5.31%, 7/23/07                                      3,500,000         3,500,000
--------------------------------------------------------------------------------
Nationwide Global Fund I, 5.36%,
9/17/07                                             4,004,055         4,004,055
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 7/2/07                  4,499,321         4,499,321
                                                                ----------------
                                                                     33,000,597


                       9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY,
5.37%, 7/2/07                                     $ 2,000,000   $     2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY,
5.39%, 7/2/07                                       1,999,854         1,999,854
                                                                ----------------
                                                                      3,999,854
                                                                ----------------

Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $115,970,659)                                                 115,970,659

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,071,658,888)                                   104.9%    2,497,506,674
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (4.9)     (115,981,610)
                                                  ------------------------------
NET ASSETS                                              100.0%  $ 2,381,525,064
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $10,560, which represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

4. Rate shown is the 7-day yield as of June 30, 2007.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES        GROSS        GROSS         SHARES
                     DECEMBER 31, 2006    ADDITIONS   REDUCTIONS  JUNE 30, 2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                 12,793,527  194,472,900  197,644,994      9,621,433

                                                           VALUE       DIVIDEND
                                                      SEE NOTE 1         INCOME
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                          $ 9,621,433    $   349,260

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      10 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,062,037,455)                                           $2,487,885,241
Affiliated companies (cost $9,621,433)                                                      9,621,433
                                                                                       ---------------
                                                                                        2,497,506,674
------------------------------------------------------------------------------------------------------
Cash                                                                                          756,435
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                           23,239,198
Shares of beneficial interest sold                                                          4,094,012
Interest and dividends                                                                      2,847,659
Other                                                                                          23,747
                                                                                       ---------------
Total assets                                                                            2,528,467,725

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                115,970,659
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      21,212,712
Shares of beneficial interest redeemed                                                      8,700,167
Distribution and service plan fees                                                            815,814
Shareholder communications                                                                    194,625
Trustees' compensation                                                                         17,475
Transfer and shareholder servicing agent fees                                                   2,044
Other                                                                                          29,165
                                                                                       ---------------
Total liabilities                                                                         146,942,661

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $2,381,525,064
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       91,091
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              1,909,971,440
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          13,486,496
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             32,128,251
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         425,847,786
                                                                                       ---------------
NET ASSETS                                                                             $2,381,525,064
                                                                                       ===============

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,027,426,571 and 39,124,786 shares of beneficial interest
outstanding)                                                                           $        26.26
------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,354,098,493 and 51,966,123 shares of beneficial interest
outstanding)                                                                           $        26.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                    $  21,855,737
Affiliated companies                                                            349,260
----------------------------------------------------------------------------------------
Interest                                                                         12,186
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          197,064
                                                                          --------------
Total investment income                                                      22,414,247

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               7,144,177
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                1,515,013
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                5,125
Service shares                                                                    5,142
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                               51,900
Service shares                                                                   60,960
----------------------------------------------------------------------------------------
Trustees' compensation                                                           20,462
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       7,088
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                            46,836
                                                                          --------------
Total expenses                                                                8,857,453
Less reduction to custodian expenses                                                (32)
Less waivers and reimbursements of expenses                                      (6,648)
                                                                          --------------
Net expenses                                                                  8,850,773

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        13,563,474

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  99,960,125
Foreign currency transactions                                                   157,394
                                                                          --------------
Net realized gain                                                           100,117,519
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  40,298,978
Translation of assets and liabilities denominated in foreign currencies        (129,200)
                                                                          --------------
Net change in unrealized appreciation                                        40,169,778

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 153,850,771
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      12 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SIX MONTHS              YEAR
                                                                                                  ENDED             ENDED
                                                                                          JUNE 30, 2007      DECEMBER 31,
                                                                                            (UNAUDITED)              2006
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   13,563,474    $   20,239,611
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                           100,117,519       112,205,051
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        40,169,778       135,126,116
                                                                                         ---------------------------------
Net increase in net assets resulting from operations                                        153,850,771       267,570,778

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                          (10,356,753)      (12,723,204)
Service shares                                                                               (9,852,371)       (6,609,246)
                                                                                         ---------------------------------
                                                                                            (20,209,124)      (19,332,450)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:

Non-Service shares                                                                          (79,378,643)     (210,884,469)
Service shares                                                                              181,823,333       388,260,650
                                                                                         ---------------------------------
                                                                                            102,444,690       177,376,181

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Total increase                                                                              236,086,337       425,614,509
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,145,438,727     1,719,824,218
                                                                                         ---------------------------------
End of period (including accumulated net investment income of $13,486,496
and $20,132,146, respectively)                                                           $2,381,525,064    $2,145,438,727
                                                                                         =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                               YEAR
                                        ENDED                                                                              ENDED
                                JUNE 30, 2007                                                                       DECEMBER 31,
NON-SERVICE SHARES                (UNAUDITED)               2006             2005           2004           2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    24.78         $    21.79       $    20.84     $    19.20     $    15.32         $  18.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .17 1              .27 1            .26 1          .27 1          .18              .16
Net realized and unrealized
gain (loss)                              1.56               2.98              .97           1.53           3.86            (3.70)
                                   -------------------------------------------------------------------------------------------------
Total from investment
operations                               1.73               3.25             1.23           1.80           4.04            (3.54)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                   (.25)              (.26)            (.28)          (.16)          (.16)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    26.26         $    24.78       $    21.79     $    20.84     $    19.20         $  15.32
                                   =================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  7.08%             15.03%            5.98%          9.46%         26.72%          (18.80)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $1,027,427         $1,046,146       $1,121,476     $1,238,948     $1,214,960         $890,740
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $1,038,963         $1,054,522       $1,156,299     $1,216,081     $1,003,396         $999,275
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    1.34%              1.19%            1.26%          1.39%          1.10%            0.94%
Total expenses                           0.65% 4,5,6        0.66% 4,5        0.67% 6        0.67% 6        0.70% 6          0.69% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    54%               100%              88%            82%            85%              98%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          0.65%
Year Ended December 31, 2006            0.66

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER MAIN STREET FUND/VA

                                         SIX MONTHS                                                                         YEAR
                                              ENDED                                                                        ENDED
                                      JUNE 30, 2007                                                                 DECEMBER 31,
SERVICE SHARES                          (UNAUDITED)               2006           2005         2004         2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    24.58         $    21.63       $  20.70     $  19.10     $  15.26          $ 18.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .14 1              .22 1          .21 1        .25 1        .14              .13
Net realized and unrealized gain
(loss)                                         1.55               2.95            .96         1.49         3.85            (3.70)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               1.69               3.17           1.17         1.74         3.99            (3.57)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.21)              (.22)          (.24)        (.14)        (.15)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    26.06         $    24.58       $  21.63     $  20.70     $  19.10          $ 15.26
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             6.94%             14.76%          5.74%        9.15%       26.44%          (18.99)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $1,354,098         $1,099,293       $598,348     $372,845     $166,717          $51,929
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $1,223,506         $  810,181       $462,272     $262,660     $ 98,210          $34,604
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          1.10%              0.95%          1.02%        1.30%        0.83%            0.87%
Total expenses                                 0.90% 4,5,6        0.91% 4,5      0.91% 6      0.92% 6      0.96% 6          0.84% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          54%               100%            88%          82%          85%              98%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          0.90%
Year Ended December 31, 2006            0.91

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net


                      16 | OPPENHEIMER MAIN STREET FUND/VA
unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $51,200,524 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $112,599,269 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $4,544 and unused capital loss carryforwards as follows:

                      EXPIRING
                      -----------------------
                      2010        $24,626,627
                      2011         26,569,353
                                  -----------
                      Total       $51,195,980
                                  ===========


                      17 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      18 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2007     YEAR ENDED DECEMBER 31, 2006
                                                      SHARES           AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                               1,177,602    $  29,821,717      2,514,408    $   57,767,133
Dividends and/or distributions reinvested            425,853       10,356,753        570,547        12,723,204
Redeemed                                          (4,694,460)    (119,557,113)   (12,341,295)     (281,374,806)
                                                  -------------------------------------------------------------
Net decrease                                      (3,091,005)   $ (79,378,643)    (9,256,340)   $ (210,884,469)
                                                  =============================================================

---------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               9,694,779    $ 244,544,319     19,602,827    $  446,509,884
Dividends and/or distributions reinvested            407,708        9,846,137        298,058         6,604,957
Redeemed                                          (2,862,614)     (72,567,123)    (2,838,200)      (64,854,191)
                                                  -------------------------------------------------------------
Net increase                                       7,239,873    $ 181,823,333     17,062,685    $  388,260,650
                                                  =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                        PURCHASES              SALES
--------------------------------------------------------------------
Investment securities             $ 1,300,874,637    $ 1,201,188,163

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Over $800 million           0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,994 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan


                      19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $6,648 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund


                      20 | OPPENHEIMER MAIN STREET FUND/VA
had on loan securities valued at $113,727,569, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $115,970,659 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      21 | OPPENHEIMER MAIN STREET FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      22 | OPPENHEIMER MAIN STREET FUND/VA



OPPENHEIMER MONEY FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Actual                                 $ 1,000.00   $ 1,024.50   $ 2.51
--------------------------------------------------------------------------------
Hypothetical                             1,000.00     1,022.32     2.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.50%

The expense ratios reflect reduction to custodian fees. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.3%
--------------------------------------------------------------------------------
Abbey National Treasury Services plc,
Stamford CT, 5.30%, 8/1/07                          $ 2,000,000   $   2,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York,
5.30%, 7/23/07                                        2,000,000       2,000,000
--------------------------------------------------------------------------------
Citibank NA, 5.30%, 8/2/07                            2,000,000       2,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken,
New York, 5.31%, 8/21/07                              2,000,000       2,000,000
--------------------------------------------------------------------------------
Societe Generale, New York,
5.30%, 7/30/07                                        2,000,000       2,000,000
--------------------------------------------------------------------------------
Toronto Dominion Bank,
New York, 5.32%, 9/24/07                              2,500,000       2,500,000
--------------------------------------------------------------------------------
UBS AG, Stamford CT, 5.30%, 7/16/07                   2,400,000       2,400,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA,
5.30%, 8/6/07                                         1,500,000       1,500,000
                                                                  --------------
Total Certificates of Deposit (Cost $16,400,000)                     16,400,000

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.4%
--------------------------------------------------------------------------------
ABN AMRO North America Finance,
Inc., 5.23%, 8/6/07                                   3,000,000       2,984,310
--------------------------------------------------------------------------------
Barclays US Funding LLC,
5.23%, 7/13/07                                        2,000,000       1,996,513
--------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.23%, 7/12/07                      3,000,000       2,995,206
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
5.24%, 7/10/07 1                                      3,000,000       2,996,074
--------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney,
5.24%, 7/20/07                                        1,500,000       1,495,852
--------------------------------------------------------------------------------
Marshall & Ilsley Corp., 5.26%, 9/21/07               1,500,000       1,482,028
--------------------------------------------------------------------------------
Nationwide Building Society:
5.235%, 7/18/07 1                                     2,700,000       2,693,325
5.253%, 9/13/07 1                                     2,000,000       1,978,404
--------------------------------------------------------------------------------
Nordea North America, Inc.,
5.23%, 7/13/07                                        2,000,000       1,996,513
--------------------------------------------------------------------------------
Scotiabanc, Inc., 5.28%, 9/27/07 1                    2,000,000       1,974,211
--------------------------------------------------------------------------------
Societe Generale North America,
5.27%, 9/27/07                                        1,500,000       1,480,677
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.235%, 7/3/07 1                                      2,000,000       1,999,418
5.25%, 9/4/07 1                                       2,000,000       1,981,042
5.25%, 9/6/07 1                                       1,200,000       1,188,275
--------------------------------------------------------------------------------
Swedbank AB, 5.23%, 8/17/07                           3,000,000       2,979,516
--------------------------------------------------------------------------------
Swedbank Mortgage AB,
5.23%, 8/9/07                                         2,000,000       1,988,668
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.23%, 7/23/07                                        1,000,000         996,804
5.23%, 8/2/07                                           800,000         796,274
5.23%, 8/6/07                                         1,500,000       1,492,155
                                                                  --------------
Total Direct Bank Obligations (Cost $37,495,265)                     37,495,265

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--69.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial
Development Board, Revenue Bonds,
Industrial Bristol Project,
Series B, 5.67%, 8/1/07 2                           $   320,000   $     320,000
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.0%
Amsterdam Funding Corp.:
5.28%, 7/2/07 1                                       1,000,000         999,853
5.29%, 7/31/07 1                                      3,200,000       3,185,893
5.45%, 7/5/07 1                                         300,000         299,818
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
2007-SN1, Automobile Asset-Backed
Securities, Series 2007-A1B, Cl. A1B,
5.32%, 6/16/08 2,3                                    2,264,165       2,264,165
--------------------------------------------------------------------------------
Chesham Finance LLC, 5.28%, 9/4/07                    3,074,000       3,044,695
--------------------------------------------------------------------------------
Crown Point Capital Co., 5.33%, 7/5/07                3,200,000       3,198,105
--------------------------------------------------------------------------------
FCAR Owner Trust II:
5.25%, 7/26/07                                        1,500,000       1,494,531
5.31%, 7/19/07                                        1,262,000       1,258,649
--------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.245%, 8/27/07 1                                     2,000,000       1,983,391
5.255%, 7/5/07 1                                      1,500,000       1,499,124
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.24%, 7/12/07 1                                      2,000,000       1,996,798
5.24%, 7/17/07 1                                      2,500,000       2,494,178
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.,
5.27%, 9/21/07 1                                      1,500,000       1,481,994
--------------------------------------------------------------------------------
New Center Asset Trust:
5.29%, 7/20/07                                        1,500,000       1,495,812
5.30%, 7/5/07                                         2,049,000       2,047,793
--------------------------------------------------------------------------------
Saint Germain Holdings, Inc.:
5.33%, 7/6/07 4                                       4,000,000       3,997,056
5.34%, 7/23/07 4                                      1,200,000       1,196,084
--------------------------------------------------------------------------------
Victory Receivables Corp.:
5.30%, 7/20/07 1                                      1,812,000       1,806,931
5.31%, 7/3/07 1                                       3,500,000       3,498,968
--------------------------------------------------------------------------------
Yorktown Capital LLC,
5.28%, 8/9/07 1                                       3,000,000       2,982,840
                                                                  --------------
                                                                     42,226,678

--------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc.,
Series 2004, 5.47%, 7/2/07 2                          1,935,000       1,935,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.4%
Banc of America Securities
LLC, 5.32%, 7/2/07 2                                  5,000,000       5,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.50%, 7/2/07 2                1,000,000       1,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
Series C, 5.48%, 10/19/07 2                           2,000,000       2,000,906
--------------------------------------------------------------------------------
Morgan Stanley, 5.23%, 8/3/07                         1,427,000       1,420,159
                                                                  --------------
                                                                      9,421,065


                          6 | OPPENHEIMER MONEY FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS--0.6%
BASF AG, 5.25%, 8/17/07 1                           $ 1,000,000   $     993,152
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Bank of America Corp.:
5.225%, 7/30/07                                       1,600,000       1,593,266
5.26%, 9/27/07                                        2,000,000       1,974,284
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.23%,
8/24/07 1                                             2,000,000       1,984,310
                                                                  --------------
                                                                      5,551,860

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.0%
General Electric Capital Corp.,
5.23%, 7/30/07                                        3,200,000       3,186,531
--------------------------------------------------------------------------------
General Electric Capital Services,
5.24%, 9/14/07                                        2,000,000       1,978,167
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.,
5.53%, 11/15/07 2                                     2,000,000       2,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 7/11/07                                        1,500,000       1,497,821
5.23%, 8/10/07                                        2,000,000       1,988,378
5.26%, 9/17/07                                        1,500,000       1,482,905
--------------------------------------------------------------------------------
Prudential Funding LLC,
5.24%, 8/15/07 3                                      2,000,000       1,986,900
                                                                  --------------
                                                                     14,120,702

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Nestle Capital Corp., 5.40%, 7/2/07 1                 3,700,000       3,699,445
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Alta Mira LLC, Series 2004,
5.42%, 7/2/07 2                                       2,250,000       2,250,000
--------------------------------------------------------------------------------
INSURANCE--5.4%
ING America Insurance
Holdings, Inc., 5.23%, 8/9/07                         3,000,000       2,983,003
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 5.41%, 7/16/07 2,3                     2,500,000       2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 5.41%, 7/16/07 2,3                     4,000,000       4,000,000
                                                                  --------------
                                                                      9,483,003

--------------------------------------------------------------------------------
LEASING & FACTORING--2.8%
American Honda Finance Corp.:
5.325%, 10/30/07 2,4                                  1,000,000         999,996
5.326%, 8/8/07 2,4                                    2,000,000       2,000,000
5.33%, 9/26/07 2,4                                    2,000,000       2,000,000
                                                                  --------------
                                                                      4,999,996

--------------------------------------------------------------------------------
MACHINERY--1.2%
Jackson Tube Service, Inc.,
5.37%, 7/2/07 2                                       2,150,000       2,150,000
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson Apts.,
5.62%, 7/2/07 2                                         710,000         710,000

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.3%
Procter & Gamble International
Funding SCA:
5.25%, 9/13/07 1                                    $ 2,000,000   $   1,978,396
5.26%, 9/20/07 1                                      2,000,000       1,976,330
--------------------------------------------------------------------------------
Reckitt Benckiser plc, 5.25%, 7/17/07 1               1,800,000       1,795,800
                                                                  --------------
                                                                      5,750,526

--------------------------------------------------------------------------------
REAL ESTATE--0.6%
St. Johns Cnty., FL Industrial
Development Authority Revenue
Bonds, 5.42%, 7/4/07 2                                1,000,000       1,000,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.5%
Cooperative Assn. of Tractor
Dealers, Inc., Series B, 5.32%, 7/2/07                4,963,000       4,962,268
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.23%, 9/20/07                          2,000,000       1,976,465
--------------------------------------------------------------------------------
LINKS Finance LLC 1, 5.32%, 12/20/07 2,4              1,000,000         999,908
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.33%, 12/12/07 2,4               1,000,000         999,910
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
5.37%, 7/23/07 2                                      1,000,000       1,000,000
--------------------------------------------------------------------------------
Ticonderoga Funding LLC,
5.30%, 8/29/07                                        1,700,000       1,685,233
--------------------------------------------------------------------------------
Union Hamilton Special Purpose
Funding LLC, 5.36%, 9/28/07 2                         2,000,000       2,000,000
--------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd. CLO,
Series 2006-1A, Cl. 1, 5.43%, 1/2/08 2,3              3,000,000       3,000,000
                                                                  --------------
                                                                     16,623,784
                                                                  --------------
Total Short-Term Notes (Cost $121,235,211)                          121,235,211

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $175,130,476)                                        99.7%    175,130,476
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.3         590,240
                                                    ----------------------------
NET ASSETS                                                100.0%  $ 175,720,716
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $49,467,970, or 28.15% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $13,751,065, which represents 7.83% of the Fund's net assets. See Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,192,954 or 6.94% of the Fund's net assets as of June 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $175,130,476)--see accompanying statement of investments                $  175,130,476
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       216,606
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                         644,893
Interest                                                                                                   285,647
Other                                                                                                        4,685
                                                                                                    ---------------
Total assets                                                                                           176,282,307

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                                  301,590
Shares of beneficial interest redeemed                                                                     242,098
Trustees' compensation                                                                                       3,468
Shareholder communications                                                                                   2,777
Transfer and shareholder servicing agent fees                                                                  879
Other                                                                                                       10,779
                                                                                                    ---------------
Total liabilities                                                                                          561,591

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $  175,720,716
                                                                                                    ===============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                          $      175,696
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                             175,546,087
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                (1,067)
                                                                                                    ---------------
NET ASSETS--applicable to 175,695,695 shares of beneficial interest outstanding                     $  175,720,716
                                                                                                    ===============

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                            $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                            $    4,657,355

-------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------
Management fees                                                                                            390,378
-------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                  20,657
-------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                4,993
-------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                       3,515
-------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                    750
-------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                    570
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                       14,567
                                                                                                    ---------------
Total expenses                                                                                             435,430
Less reduction to custodian expenses                                                                           (66)
                                                                                                    ---------------
Net expenses                                                                                               435,364

-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                    4,221,991

-------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                                (2)

-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $    4,221,989
                                                                                                    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       SIX MONTHS             YEAR
                                                                                                            ENDED            ENDED
                                                                                                    JUNE 30, 2007     DECEMBER 31,
                                                                                                      (UNAUDITED)             2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              $    4,221,991    $   7,889,511
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                       (2)           3,420
                                                                                                   --------------------------------
Net increase in net assets resulting from operations                                                    4,221,989        7,892,931

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                   (4,221,991)      (7,889,609)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                       (3,645)          (6,674)

-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions                   4,203,667       (1,637,470)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                               4,200,020       (1,640,822)
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                   171,520,696      173,161,518
                                                                                                   --------------------------------
End of period                                                                                      $  175,720,716    $ 171,520,696
                                                                                                   ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                  JUNE 30, 2007                                                      DECEMBER 31,
                                                    (UNAUDITED)         2006        2005         2004        2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00     $   1.00    $   1.00     $   1.00    $   1.00        $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                     .02 1        .05 1       .03 1        .01 1       .01             .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)        (.05)       (.03)        (.01)       (.01)           (.01)
Distributions from net realized gain                         -- 2         -- 2        --           --          --              -- 2
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                               (.02)        (.05)       (.03)        (.01)       (.01)           (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.00     $   1.00    $   1.00     $   1.00    $   1.00        $   1.00
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             2.45%        4.71%       2.86%        0.98%       0.79%           1.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $175,721     $171,521    $173,162     $196,503    $237,613        $379,969
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $174,960     $171,118    $186,453     $218,243    $316,096        $386,457
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      4.87%        4.61%       2.80%        0.97%       0.80%           1.46%
Total expenses                                             0.50% 5      0.49%       0.48% 5      0.48% 5     0.47% 5         0.47% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $2 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                         12 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                                       SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold                                               66,707,129    $ 66,707,129     102,552,229   $ 102,552,229
Dividends and/or distributions reinvested           4,225,636       4,225,636       7,809,321       7,809,321
Redeemed                                          (66,729,098)    (66,729,098)   (111,999,020)   (111,999,020)
                                                  -------------------------------------------------------------
Net increase (decrease)                             4,203,667    $  4,203,667      (1,637,470)  $  (1,637,470)
                                                  =============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                  FEE SCHEDULE
                  ---------------------------------------------
                  Up to $500 million                     0.450%
                  Next $500 million                      0.425
                  Next $500 million                      0.400
                  Over $1.5 billion                      0.375

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $4,988 to OFS for services to the Fund.


                         13 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         14 | OPPENHEIMER MONEY FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         15 | OPPENHEIMER MONEY FUND/VA



OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  (1/1/07)     (6/30/07)    JUNE 30, 2007 1,2
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00    $1,031.70    $3.73
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00     1,021.12     3.72
--------------------------------------------------------------------------------
Service shares Actual              1,000.00     1,029.40     5.04
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00     1,019.84     5.02

                                               ENDING       EXPENSES
                                  BEGINNING    ACCOUNT      PAID DURING
                                  ACCOUNT      VALUE        PERIOD ENDED
                                  VALUE        (6/30/07)    JUNE 30, 2007 2,3
--------------------------------------------------------------------------------
Class 3 Actual                    $1,000.00    $  995.10    $1.25
--------------------------------------------------------------------------------
Class 3 Hypothetical               1,000.00     1,021.08     3.77
--------------------------------------------------------------------------------
Class 4 Actual                     1,000.00       993.90     1.63
--------------------------------------------------------------------------------
Class 4 Hypothetical               1,000.00     1,019.93     4.92

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Non-Service shares and Service shares are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3. Actual expenses paid for Class 3 and Class 4 are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 61/365 [to reflect the period from May 1, 2007 (inception of offering) to June 30, 2006].

Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.74%
----------------------------------------
Service shares                 1.00
----------------------------------------
Class 3                        0.75
----------------------------------------
Class 4                        0.98

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--78.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                 $ 1,250,000   $  1,281,250
9% Sr. Unsec. Nts., 7/1/15                               303,419        328,451
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                900,000        945,000
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.,
10.25% Sr. Sec. Nts., Series B, 7/15/13                  900,000        972,000
--------------------------------------------------------------------------------
Visteon Corp.,
8.25% Sr. Unsec. Nts., 8/1/10                          1,800,000      1,795,500
                                                                   -------------
                                                                      5,322,201

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                      2,250,000      2,307,026
--------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc.,
12% Sr. Unsec. Sub. Nts., 12/15/13                       745,000        815,775
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management
LLC/Education Management Corp.,
10.25% Sr. Unsec. Sub. Nts., 6/1/16                      830,000        877,725
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.6%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12            1,300,000      1,342,250
--------------------------------------------------------------------------------
Buffets, Inc.,
12.50% Sr. Unsec. Nts., 11/1/14                          315,000        303,188
--------------------------------------------------------------------------------
CCM Merger, Inc.,
8% Unsec. Nts., 8/1/13 1                               1,340,000      1,340,000
--------------------------------------------------------------------------------
French Lick Resorts & Casino LLC,
10.75% First Mtg. Nts., 4/15/14 1                      1,310,000      1,126,600
--------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                   500,000        493,750
8% Sr. Nts., 11/15/13                                    700,000        713,125
--------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 2                             1,435,000      1,528,275
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                        1,150,000      1,093,938
9% Sr. Sub. Nts., 3/15/12                                600,000        628,500
--------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                             41,000         43,460
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                         800,000        803,000
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                            510,000        487,050
8.375% Sr. Unsec. Sub. Nts., 2/1/11                    3,200,000      3,288,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                     440,000        429,000
6.375% Sr. Sub. Nts., 7/15/09                            800,000        796,000

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mohegan Tribal Gaming Authority: Continued
6.875% Sr. Unsec. Sub. Nts., 2/15/15                 $   915,000   $    894,413
8% Sr. Sub. Nts., 4/1/12                               1,700,000      1,763,750
--------------------------------------------------------------------------------
NCL Corp.,
10.625% Sr. Unsub. Nts., 7/15/14 2                       800,000        776,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                          1,000,000      1,028,800
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                       145,000        149,350
6.875% Sr. Sub. Nts., 12/1/11                            150,000        153,188
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                    2,350,000      2,432,250
--------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 1                              610,000        675,575
--------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                  957,000        892,403
9.75% Sr. Nts., 4/15/13                                  850,000        804,313
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                     1,800,000      1,602,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                      480,000        426,000
--------------------------------------------------------------------------------
Travelport LLC,
11.875% Sr. Unsec. Sub. Nts., 9/1/16                   1,800,000      2,043,000
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                                1,500,000      1,496,250
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd.,
11.75% Sr. Nts., 4/1/10                                1,000,000      1,062,500
--------------------------------------------------------------------------------
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts., 2/15/14                           1,100,000      1,076,625
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                    2,500,000      2,421,875
                                                                   -------------
                                                                     34,114,428

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                          300,000        259,500
8.375% Sr. Nts., 4/15/12                                 500,000        475,000
--------------------------------------------------------------------------------
D.R. Horton, Inc.,
9.75% Sr. Sub. Nts., 9/15/10                             300,000        325,287
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                  300,000        267,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                      900,000        792,000
8.875% Sr. Sub. Nts., 4/1/12                             800,000        740,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                           150,000        153,750
9.50% Sr. Unsec. Sub. Nts., 2/15/11                      350,000        360,500
--------------------------------------------------------------------------------
Meritage Homes Corp.,
6.25% Sr. Unsec. Nts., 3/15/15                           300,000        268,500
--------------------------------------------------------------------------------
Sealy Mattress Co.,
8.25% Sr. Sub. Nts., 6/15/14                             460,000        473,800


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                 $   600,000   $    531,000
7.75% Sr. Nts., 3/15/13                                  650,000        601,250
9.25% Sr. Sub. Nts., 4/15/12                             700,000        665,000
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                 500,000        518,750
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                             800,000        776,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                                1,150,000      1,086,750
                                                                   -------------
                                                                      8,294,087

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc.,
7.75% Sr. Unsec. Nts., 2/1/13                          1,245,000      1,245,000
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc.,
7% Sr. Nts., 3/1/14 1                                    275,000        269,500
                                                                   -------------
                                                                      1,514,500

--------------------------------------------------------------------------------
MEDIA--14.1%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 3,4               360,000        110,700
8.125% Escrow Shares, Series B, 7/15/03 3,4              575,000        180,406
8.375% Escrow Shares, Series B, 2/1/08 3,4             1,000,000        313,750
10.25% Escrow Shares, Series B, 6/15/11 3,4            1,000,000        327,500
10.875% Escrow Shares, Series B, 10/1/10 3,4           1,000,000        315,000
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                     700,000        707,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.,
8% Sr. Unsec. Sub. Nts., 3/1/14                        1,050,000      1,034,250
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                     900,000        859,500
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                       1,450,000      1,381,125
--------------------------------------------------------------------------------
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 1                               625,000        634,375
--------------------------------------------------------------------------------
Charter Communications Holdings II
LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                        2,050,000      2,152,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10              1,845,000      1,934,944
--------------------------------------------------------------------------------
Charter Communications
Operating LLC/Charter
Communications Operating
Capital Corp.,
8.375% Sr. Nts., Second Lien, 4/30/14 1                2,450,000      2,505,125
--------------------------------------------------------------------------------
Cinemark, Inc.,
0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5              2,700,000      2,470,500
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                       1,500,000      1,432,500
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                         900,000        897,750

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Dex Media East LLC/Dex
Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                     $   800,000   $    831,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex
Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                  700,000        727,125
9.875% Sr. Sub. Nts., 8/15/13                          1,772,000      1,904,900
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                      500,000        473,125
8% Unsec. Nts., 11/15/13                               2,250,000      2,295,000
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                        1,100,000      1,036,750
8.375% Sr. Unsec. Nts., 3/15/13                        1,800,000      1,892,250
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                        2,800,000      2,681,000
7% Sr. Unsec. Nts., 10/1/13                              640,000        633,600
7.125% Sr. Unsec. Nts., 2/1/16                           800,000        786,000
--------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16             2,300,000      2,334,500
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                   1,357,000      1,292,543
7.25% Sr. Unsec. Sub. Nts., 1/1/13                       200,000        200,500
--------------------------------------------------------------------------------
Lin Television Corp.,
6.50% Sr. Sub. Nts., 5/15/13                             785,000        771,263
--------------------------------------------------------------------------------
Marquee Holdings, Inc.,
0%/12% Sr. Disc. Nts., 8/15/14 5                       2,200,000      1,925,000
--------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom
Broadband Corp.:
8.50% Sr. Nts., 10/15/15 1                             1,465,000      1,479,650
8.50% Sr. Unsec. Nts., 10/15/15                          280,000        282,800
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                           957,000        980,925
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                           1,400,000      1,172,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                     800,000        692,000
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 1,5              1,090,000        773,900
10% Sr. Nts., 8/1/14 1                                 3,230,000      3,431,875
--------------------------------------------------------------------------------
Paxson Communications Corp.,
11.61% Sr. Sec. Nts., 1/15/13 1,6                      1,165,000      1,208,688
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                   1,100,000      1,163,250
8.875% Sr. Unsec. Nts., 5/15/11                        1,157,000      1,194,603
--------------------------------------------------------------------------------
Quebecor World Capital Corp.,
8.75% Sr. Nts., 3/15/16 1                                460,000        455,400
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13             4,135,000      3,938,588
6.875% Sr. Disc. Nts., Series A-2, 1/15/13             1,960,000      1,866,900
6.875% Sr. Nts., 1/15/13                               2,700,000      2,571,750
8.875% Sr. Unsec. Nts.,
Series A-3, 1/15/16                                    2,855,000      2,983,475


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 1                    $ 1,000,000   $  1,071,250
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                              800,000        823,000
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 1                                 900,000        940,500
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                       1,908,400      1,965,652
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.,
9.625% Sr. Unsec. Nts., 8/1/13                           730,000        719,050
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                            1,400,000      1,428,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09               400,000        394,000
--------------------------------------------------------------------------------
Warner Music Group,
7.375% Sr. Sub. Bonds, 4/15/14                           800,000        748,000
--------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts., 12/15/14 5                    2,365,000      1,809,225
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.,
9.75% Sr. Unsec. Nts., 5/1/14                          1,500,000      1,477,500
                                                                   -------------
                                                                     72,613,962

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The),
10.25% Sr. Unsec. Unsub. Nts., 3/15/14                 1,800,000      1,831,500
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                           1,345,000      1,445,875
10.375% Sr. Unsec. Sub. Nts., 10/15/15                   625,000        690,625
                                                                   -------------
                                                                      3,968,000

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Boise Cascade LLC,
7.125% Sr. Unsec. Sub. Nts., 10/15/14                    550,000        525,250
--------------------------------------------------------------------------------
Claire's Stores, Inc.,
10.50% Sr. Sub. Nts., 6/1/17 1                         2,195,000      2,013,913
--------------------------------------------------------------------------------
Gamestop Corp.,
8% Sr. Unsec. Nts., 10/1/12                              900,000        945,000
--------------------------------------------------------------------------------
Linens 'N Things, Inc.,
10.981% Sr. Sec. Nts., 1/15/14 6                       1,335,000        996,244
--------------------------------------------------------------------------------
Rent-A-Center, Inc.,
7.50% Sr. Unsec. Sub. Nts.,
Series B, 5/1/10                                         350,000        357,000
                                                                   -------------
                                                                      4,837,407

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 1                1,075,000      1,142,188
--------------------------------------------------------------------------------
Levi Strauss & Co.,
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                  2,270,000      2,440,250
--------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11 2                                500,000        518,750

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Quiksilver, Inc.,
6.875% Sr. Unsec. Nts., 4/15/15                      $   975,000   $    921,375
                                                                   -------------
                                                                      5,022,563

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
--------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc.:
7.25% Sr. Nts., 5/15/17 1                                604,000        591,920
7.25% Sr. Nts., 9/1/16                                   825,000        808,500
8.125% Sr. Sub. Nts., 1/15/12                            500,000        511,250
                                                                   -------------
                                                                      1,911,670

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31                            2,530,000      2,598,535
--------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                               4,040,000      4,901,122
--------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 2,3,4,7                          476,601             --
--------------------------------------------------------------------------------
Rite Aid Corp.,
8.125% Sr. Sec. Nts., 5/1/10                             900,000        914,625
                                                                   -------------
                                                                      8,414,282

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                      350,000        335,125
8.625% Sr. Sub. Nts., 12/15/12                         1,000,000      1,037,500
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                           420,000        407,400
8.625% Sr. Nts., 5/1/09                                  687,000        688,718
8.875% Sr. Unsec. Nts., 3/15/11                          146,000        144,540
--------------------------------------------------------------------------------
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts., 10/1/11                   1,200,000        942,000
--------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17 1                                2,475,000      2,394,563
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                     925,000        931,938
8% Sr. Nts., Series B, 10/15/09                          900,000        931,500
                                                                   -------------
                                                                      7,813,284

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc.,
6% Sr. Unsec. Sub. Nts., 12/15/12                        900,000        867,375
--------------------------------------------------------------------------------
Nutro Products, Inc.,
10.75% Sr. Sub. Nts., 4/15/14 1                          460,000        536,839
--------------------------------------------------------------------------------
Spectrum Brands, Inc.,
7.375% Sr. Unsec. Sub. Nts., 2/1/15                    1,900,000      1,536,625
                                                                   -------------
                                                                      2,940,839


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14                  $ 1,150,000   $  1,164,375
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                               1,000,000      1,035,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                    1,295,000      1,337,088
--------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 1                             1,630,000      1,642,225
10.50% Sr. Sub. Nts., 11/15/16 1                       1,002,000      1,012,020
                                                                   -------------
                                                                      6,190,708

--------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc.,
7.25% Sr. Sec. Nts., 6/1/13                            2,265,000      2,362,384
--------------------------------------------------------------------------------
ENERGY--7.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Basic Energy Services, Inc.,
7.125% Sr. Unsec. Nts., 4/15/16                          455,000        436,800
--------------------------------------------------------------------------------
Hanover Compressor Co.,
8.625% Sr. Unsec. Sub. Nts., 12/15/10                    700,000        725,375
--------------------------------------------------------------------------------
Hanover Equipment Trust,
8.50% Sr. Sec. Nts., Series A, 9/1/08                    221,000        221,000
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13               545,000        523,200
--------------------------------------------------------------------------------
RathGibson, Inc.,
11.25% Sr. Unsec. Nts., 2/15/14 2                        660,000        696,300
--------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                      800,000        805,000
                                                                   -------------
                                                                      3,407,675

--------------------------------------------------------------------------------
OIL & GAS--6.9%
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                   900,000        868,500
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Unsec. Nts., 12/15/15                         450,000        451,125
--------------------------------------------------------------------------------
Berry Petroleum Co.,
8.25% Sr. Sub. Nts., 11/1/16                             260,000        263,250
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                        1,150,000      1,102,563
6.875% Sr. Unsec. Nts., 1/15/16                        1,920,000      1,886,400
7.50% Sr. Nts., 6/15/14                                  700,000        712,250
--------------------------------------------------------------------------------
Compton Petroleum Finance Corp.,
7.625% Sr. Nts., 12/1/13                               1,400,000      1,389,500
--------------------------------------------------------------------------------
Copano Energy LLC,
8.125% Sr. Unsec. Nts., 3/1/16                           425,000        433,500
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14               1,000,000      1,015,000
--------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Unsec. Nts., 8/1/14                            850,000        846,813
--------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Unsec. Nts., 10/1/11                          450,000        441,000
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                          1,165,000      1,202,863

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                       $ 4,612,000   $  4,830,503
--------------------------------------------------------------------------------
Massey Energy Co.,
6.625% Sr. Nts., 11/15/10                                400,000        396,000
--------------------------------------------------------------------------------
Newfield Exploration Co.,
6.625% Sr. Unsec. Sub. Nts., 9/1/14                    1,600,000      1,552,000
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific
Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                           195,000        191,857
--------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts., Series B, 3/15/13              2,035,000      2,035,000
--------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                     200,000        199,500
7.875% Sr. Unsec. Sub. Nts., 5/1/13                      440,000        451,000
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                 1,000,000      1,064,913
--------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                           1,515,000      1,469,550
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                            745,000        709,613
7.375% Sr. Sub. Nts., 7/15/13                            400,000        406,000
7.50% Sr. Sub. Nts., 5/15/16                           1,760,000      1,790,800
--------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 1                        1,300,000      1,293,500
7.50% Sr. Sec. Nts., 11/30/16 1                        2,600,000      2,593,500
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                     860,000        795,500
8.25% Sr. Unsec. Sub. Nts., 12/15/11                   1,300,000      1,306,500
--------------------------------------------------------------------------------
Targa Resources, Inc.,
8.50% Sr. Nts., 11/1/13 1                                950,000        969,000
--------------------------------------------------------------------------------
Teekay Shipping Corp.,
8.875% Sr. Nts., 7/15/11                                 375,000        399,375
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                           515,000        513,713
6.625% Sr. Unsec. Nts., 11/1/15                          515,000        512,425
--------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                              800,000        764,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                       350,000        334,250
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08 2                                    300,000        302,250
                                                                   -------------
                                                                     35,493,513

--------------------------------------------------------------------------------
FINANCIALS--3.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                          1,180,000      1,200,650
9.235% Sr. Sec. Nts., 9/15/14 6                          275,000        279,125
10.25% Sr. Unsec. Sub. Nts., 3/1/16                    1,475,000      1,475,000
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                          691,000        704,820
8% Sr. Nts., 6/15/11                                     825,000        849,750
                                                                   -------------
                                                                      4,509,345


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2             $   517,000   $    520,231
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
Ace Cash Express, Inc.,
10.25% Sr. Nts., 10/1/14 2                               785,000        806,588
--------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10               3,335,000      3,085,732
                                                                   -------------
                                                                      3,892,320

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
AAC Group Holding Corp.,
0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 5               200,000        181,000
--------------------------------------------------------------------------------
JSG Funding plc,
7.75% Sr. Unsec. Sub. Nts., 4/1/15                       865,000        870,406
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 1                 920,000        885,500
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                           270,000        277,425
10.106% Sr. Unsec. Nts., 5/1/10 6                        270,000        276,750
                                                                   -------------
                                                                      2,491,081

--------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 6              837,000        884,081
--------------------------------------------------------------------------------
Host Hotels & Resorts LP,
6.875% Sr. Unsub. Nts., 11/1/14                          260,000        258,375
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                     2,025,000      1,954,125
6.75% Sr. Nts., Series Q, 6/1/16                         500,000        492,500
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp.,
6.75% Sr. Nts., 4/1/17                                   550,000        545,875
                                                                   -------------
                                                                      4,134,956

--------------------------------------------------------------------------------
HEALTH CARE--3.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts., 4/1/14                              455,000        431,113
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                     900,000        939,347
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                          890,000        873,313
7.25% Sr. Unsec. Sub. Nts., 3/15/15                    1,910,000      1,895,675
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                    1,600,000      1,612,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                               400,000        426,960
--------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                        3,698,000      3,152,545
--------------------------------------------------------------------------------
HealthSouth Corp.,
10.75% Sr. Unsec. Nts., 6/15/16                          505,000        550,450
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                            185,000        177,600
6.875% Sr. Sub. Nts., 12/15/15                           285,000        272,175

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Psychiatric Solutions, Inc.,
7.75% Sr. Unsec. Sub. Nts., 7/15/15                  $   485,000   $    481,969
--------------------------------------------------------------------------------
Select Medical Corp.,
7.625% Sr. Unsec. Sub. Nts., 2/1/15                    1,450,000      1,305,000
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                 974,000        894,863
7.375% Nts., 2/1/13                                       77,000         69,974
9.875% Sr. Nts., 7/1/14                                1,950,000      1,940,250
--------------------------------------------------------------------------------
Triad Hospitals, Inc.,
7% Sr. Sub. Nts., 11/15/13                                20,000         21,074
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                              650,000        672,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                     650,000        698,750
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 5                    2,777,000      2,277,140
                                                                   -------------
                                                                     18,261,835

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11 2                                  800,000        784,000
--------------------------------------------------------------------------------
INDUSTRIALS--7.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts., 4/1/16                              910,000        887,250
--------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 1                455,000        473,200
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                  735,000        712,950
6.875% Sr. Unsec. Sub. Nts., 11/1/13                     300,000        292,500
7.625% Sr. Sub. Nts., 2/1/18                             320,000        324,800
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                            684,000        637,830
6.125% Sr. Unsec. Sub. Nts., 1/15/14                   1,100,000      1,042,250
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                     1,280,000      1,216,000
7.625% Sr. Sub. Nts., 6/15/12                            500,000        514,375
                                                                   -------------
                                                                      6,101,155

--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 2,3,4                      1,575,000             --
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09 2                      100,000        102,250
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Unsec. Sub. Nts., 12/15/12                  2,225,000      2,213,875
--------------------------------------------------------------------------------
Nortek, Inc.,
8.50% Sr. Unsec. Unsub. Nts., 9/1/14                     600,000        574,500
                                                                   -------------
                                                                      2,890,625


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14              $ 2,850,000   $  2,828,625
9.25% Sr. Sec. Debs., Series B, 9/1/12                   283,000        297,504
--------------------------------------------------------------------------------
American Pad & Paper Co.,
13% Sr. Sub. Nts., Series B, 11/15/05 2,3,4              200,000             --
--------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 1                  730,000        746,425
--------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                          1,100,000      1,083,500
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                      890,000        858,850
7.50% Sr. Nts., 5/1/11                                   500,000        509,375
--------------------------------------------------------------------------------
FTI Consulting, Inc.,
7.75% Sr. Unsec. Nts., 10/1/16                           640,000        656,000
                                                                   -------------
                                                                      6,980,279

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13 2                   250,000        247,500
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                                 650,000        669,500
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12 2                               230,000        242,075
                                                                   -------------
                                                                        911,575

--------------------------------------------------------------------------------
MACHINERY--1.6%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                           730,000        742,775
9.25% Sr. Nts., 8/1/11                                   800,000        842,560
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 2                                600,000        573,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc.,
8.375% Sr. Unsec. Nts., 5/15/15                          740,000        749,250
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                 150,000        151,125
10.50% Sr. Sub. Nts., 8/1/12 2                           520,000        548,600
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11 2                        1,700,000      1,653,250
--------------------------------------------------------------------------------
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts., 6/15/12                   1,774,000      1,831,655
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                                1,000,000        982,500
                                                                   -------------
                                                                      8,074,715

--------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                   800,000        812,000
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                    455,000        466,375
7.86% Sr. Unsec. Unsub. Nts., 5/15/14 6                  180,000        183,600

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                       $    90,000   $     94,275
10.50% Sr. Unsec. Sub. Nts., 1/1/16                    1,570,000      1,742,700
--------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                  500,000        498,750
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                              150,000        150,750
7.50% Sr. Unsec. Nts., 11/1/13                           928,000        941,920
                                                                   -------------
                                                                      4,890,370

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 1                440,000        463,100
--------------------------------------------------------------------------------
H&E Equipment Services, Inc.,
8.375% Sr. Unsec. Nts., 7/15/16                          480,000        506,400
--------------------------------------------------------------------------------
Interline Brands, Inc.,
8.125% Sr. Sub. Nts., 6/15/14                            575,000        582,188
--------------------------------------------------------------------------------
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14 8                            5,000,000      4,900,000
                                                                   -------------
                                                                      6,451,688

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                      473,000        502,563
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
NXP BV/NXP Funding LLC,
9.50% Sr. Unsec. Unsub. Nts., 10/15/15                 2,357,000      2,333,430
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,4              1,150,000             12
                                                                   -------------
                                                                      2,333,442

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 1                                  75,000         77,250
11.75% Sr. Sub. Nts., 8/1/16 1                           265,000        286,200
                                                                   -------------
                                                                        363,450

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]                    846,550             --
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 2,3,4                              240,208             --
--------------------------------------------------------------------------------
PSINet, Inc.,
10.50% Sr. Unsec. Nts., 12/1/06 2,3,4 [EUR]            1,000,000             --
                                                                   -------------
                                                                             --

--------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC,
9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                      1,186,000      1,267,538


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
iPayment Holdings, Inc.,
9.75% Sr. Unsec. Sub. Nts., 5/15/14                  $   750,000   $    753,750
--------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                             200,000        196,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                    1,000,000      1,007,500
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                          700,000        720,125
10.25% Sr. Unsec. Sub. Nts., 8/15/15                   2,325,000      2,470,313
                                                                   -------------
                                                                      6,415,226

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Freescale Semiconductor, Inc.,
10.125% Sr. Sub. Nts., 12/15/16 1                      1,087,000      1,027,215
--------------------------------------------------------------------------------
MATERIALS--6.5%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Equistar Chemicals
LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                           400,000        416,000
10.125% Sr. Unsec. Nts., 9/1/08                           45,217         47,252
10.625% Sr. Unsec. Nts., 5/1/11                          799,000        844,943
--------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                          420,000        443,100
7.875% Sr. Unsec. Sub. Nts., 11/15/14                    260,000        279,825
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                        332,000        370,180
11.625% Sr. Unsec. Nts., 10/15/10                         37,000         39,868
--------------------------------------------------------------------------------
Ineos Group Holdings plc,
8.50% Nts., 2/15/16 1                                    590,000        579,675
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                   750,000        645,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                            1,375,000      1,419,688
8.25% Sr. Unsec. Nts., 9/15/16                           735,000        771,750
10.50% Sr. Sec. Nts., 6/1/13                             800,000        868,000
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts., 11/15/14                            200,000        202,000
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp.,
9.50% Sr. Unsec. Nts., 12/1/12                           195,000        204,263
                                                                   -------------
                                                                      7,131,544

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 3/1/14 5                     2,420,000      1,766,600
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                     910,000        875,875
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75%
Sr. Nts., 11/15/15                                       760,000        767,600
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.,
9.875% Sr. Unsec. Sub. Nts., 10/15/14                  3,500,000      3,556,875

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                              $ 1,000,000   $  1,027,500
9.50% Sr. Sub. Nts., 8/15/13                             950,000        991,563
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.,
8.25% Sr. Unsec. Nts., 10/1/12                         1,850,000      1,845,375
--------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                                  74,000         77,885
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                             500,000        515,625
8.25% Sr. Unsec. Nts., 5/15/13                         1,657,000      1,723,280
8.75% Sr. Sec. Nts., 11/15/12                          1,350,000      1,414,125
8.875% Sr. Sec. Nts., 2/15/09                            264,000        269,940
--------------------------------------------------------------------------------
Pliant Corp.,
11.85% Sr. Sec. Nts., 6/15/09 4,7                        641,295        692,599
--------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                           1,100,000        968,000
--------------------------------------------------------------------------------
Stone Container Corp.,
8.375% Sr. Nts., 7/1/12                                  220,000        221,375
                                                                   -------------
                                                                     14,947,617

--------------------------------------------------------------------------------
METALS & MINING--1.2%
AK Steel Corp.,
7.75% Sr. Unsec. Nts., 6/15/12                         1,107,000      1,112,535
--------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Unsec. Nts., 8/15/14                         1,000,000      1,013,750
--------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                            1,364,000      1,512,362
--------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13 2                         614,000        658,515
--------------------------------------------------------------------------------
Novelis, Inc.,
7.25% Sr. Unsec. Nts., 2/15/15 6                       1,935,000      1,995,469
                                                                   -------------
                                                                      6,292,631

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Domtar, Inc., 7.125% Nts., 8/15/15                       800,000        779,000
--------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                                  440,000        431,750
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                         1,000,000        903,750
--------------------------------------------------------------------------------
Verso Paper Holdings
LLC/Verson Paper, Inc.:
9.106% Sr. Sec. Nts., 8/1/14 1,6                         530,000        543,250
11.375% Sr. Sub. Nts., 8/1/16 1                          530,000        568,425
                                                                   -------------
                                                                      3,226,175

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13 1                              4,250,000      4,095,938
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
11.25% Sr. Unsec. Nts., 6/15/16                          430,000        483,750


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 6                            $ 1,300,000   $  1,326,000
8.625% Sr. Nts., 1/15/15                                 625,000        643,750
--------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS,
8.875% Sr. Nts., 5/1/16 1                                455,000        484,575
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                  395,000        415,738
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                              495,000        520,988
9% Sr. Unsec. Nts., 8/15/14                            1,300,000      1,361,750
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts., 8/15/10                               757,000        774,033
--------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                           555,000        571,650
8.875% Unsec. Unsub. Nts., 3/15/12                     5,730,000      6,202,725
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3,4           400,000             --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Unsec. Unsub. Nts., 2/15/14                  2,650,000      2,822,250
--------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC, 7.75% Sr. Unsec.
Sub. Nts., 2/15/15                                       445,000        468,424
--------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                        1,040,000      1,071,200
11% Sr. Unsec. Sub. Nts., 10/15/16                       935,000        981,750
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13 8                  655,000        687,750
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                  2,555,000      2,714,688
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 2,3,4                         1,000,000             --
                                                                   -------------
                                                                     25,626,959

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.0%
Alamosa Delaware, Inc.,
11% Sr. Unsec. Nts., 7/31/10                              57,000         60,391
--------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                           348,000        366,270
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                         500,000        513,750
7.50% Sr. Nts., 5/1/12                                 1,450,000      1,497,125
--------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 2,3,4                   1,834,000             --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                       2,200,000      2,370,500
--------------------------------------------------------------------------------
Centennial Communications
Corp., 10% Sr. Unsec. Nts., 1/1/13                       300,000        323,250
--------------------------------------------------------------------------------
Cricket Communications, Inc.,
9.375% Sr. Unsec. Nts., 11/1/14                        1,170,000      1,213,875
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                            470,000        493,500
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                 769,000        807,450
9.606% Sr. Unsec. Nts., 10/15/12 6                       290,000        297,250

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                    $15,015,000   $ 15,021,562
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                 700,000        708,425
7.50% Sec. Nts., 3/15/15                                 900,000        965,504
8% Sr. Sub. Nts., 12/15/12                               600,000        639,130
--------------------------------------------------------------------------------
Rural Cellular Corp.,
9.875% Sr. Nts., 2/1/10                                  600,000        630,000
                                                                   -------------
                                                                     25,907,982

--------------------------------------------------------------------------------
UTILITIES--5.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Edison Mission Energy:
7% Sr. Nts., 5/15/17 1                                 2,991,000      2,833,973
7.50% Sr. Unsec. Nts., 6/15/13                           445,000        442,775
7.75% Sr. Unsec. Nts., 6/15/16                           525,000        525,000
--------------------------------------------------------------------------------
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                            600,000        615,000
--------------------------------------------------------------------------------
Sierra Pacific Resources,
6.75% Sr. Unsec. Nts., 8/15/17                         1,081,000      1,068,093
                                                                   -------------
                                                                      5,484,841

--------------------------------------------------------------------------------
ENERGY TRADERS--3.7%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                     200,000        201,500
8.75% Sr. Sec. Nts., 5/15/13 1                         1,550,000      1,643,000
--------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                 566,062        619,838
9.20% Sr. Sec. Bonds, Series B, 11/30/29                 500,000        592,500
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                  1,501,000      1,482,238
8.75% Sr. Nts., 2/15/12                                1,042,000      1,078,470
--------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                          4,400,000      4,565,000
9.125% Sr. Unsec. Nts., 5/1/31                         1,200,000      1,320,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                        1,129,345      1,186,518
--------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                               2,300,000      2,314,375
7.375% Sr. Nts., 2/1/16                                4,140,000      4,160,700
                                                                   -------------
                                                                     19,164,139

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                                 400,000        403,578
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                  357,000        367,874
7.75% Sr. Nts., 8/1/10                                   400,000        417,955


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14                        $   580,000   $    563,674
                                                                   -------------
                                                                      1,349,503
                                                                   -------------
Total Corporate Bonds and Notes
(Cost $404,183,982)                                                 401,738,282

                                                          SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 2,3,7                              13,764             --
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 2,3                       8,000             --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 2,3,7                                 342             --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 3,7                                    229      2,060,569
9.75% Cv., Series AI 2,3,7                                     1          1,080
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 2                                  10,000      1,432,500
                                                                   -------------
Total Preferred Stocks (Cost $3,974,576)                              3,494,149

--------------------------------------------------------------------------------
COMMON STOCKS--4.3%
--------------------------------------------------------------------------------
Adelphia Recovery Trust 2,3                            3,858,003        385,800
--------------------------------------------------------------------------------
AT&T, Inc.                                               131,390      5,452,685
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,3                      18,668             --
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                          60,541      5,277,359
--------------------------------------------------------------------------------
DaimlerChrysler AG 9                                      30,102      2,767,879
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. 2,3                            4,647         72,029
--------------------------------------------------------------------------------
Gulfstream Holding, Inc. 2,3                                  56             --
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                     63,212      5,548,749
--------------------------------------------------------------------------------
Revlon, Inc., Cl. A 3                                    714,500        978,865
--------------------------------------------------------------------------------
Telus Corp.                                               21,153      1,266,276
--------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 3                          13,411        525,309
                                                                   -------------
Total Common Stocks (Cost $22,278,254)                               22,274,951

                                                           UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 3                      570          4,473
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 2,3                                           1,750             --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 2,3                                             800             --
                                                                   -------------
Total Rights, Warrants and Certificates
(Cost $4,339)                                                             4,473

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES--0.3%
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index Securities, Series
2006-1, 7.22%, 5/1/16 2
(Cost $1,715,158)                                    $ 1,700,000   $  1,717,578

                                                          SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--15.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.28% 10,11
(Cost $77,888,538)                                    77,888,538     77,888,538
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from
Securities Loaned)
(Cost $510,044,847)                                                 507,117,971

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.5% 12
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.21% in joint repurchase
agreement (Principal Amount/Value $1,320,000,000,
with a maturity value of $1,320,596,750) with
Nomura Securities, 5.425%, dated 6/29/07,
to be repurchased at $2,740,520 on 7/2/07,
collateralized by Private Label CMOs,
0%-6.75%, 10/25/21-1/25/47, with a
value of $1,386,000,000
(Cost $2,739,282)                                    $ 2,739,282      2,739,282
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $512,784,129)                                         99.1%   509,857,253
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              0.9      4,453,427
                                                     ---------------------------
NET ASSETS                                                 100.0%  $514,310,680
                                                     ===========================


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR   Euro

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $44,809,832 or 8.71% of the Fund's net assets as of June 30, 2007.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $13,566,571, which represents 2.64% of the Fund's net assets. See Note 8 of accompanying Notes.

3. Non-income producing security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind, when applicable.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,505,000. See Note 6 of accompanying Notes.

9. Partial or fully-loaned  security. See Note 9 of accompanying Notes.

10. Rate shown is the 7-day yield as of June 30, 2007.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES         GROSS          GROSS          SHARES
                                                    DECEMBER 31, 2006     ADDITIONS     REDUCTIONS   JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         29,765,155   153,170,442    105,047,059      77,888,538

                                                                                             VALUE        DIVIDEND
                                                                                        SEE NOTE 1          INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $ 77,888,538   $   1,725,304

12. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $434,895,591)                                                                    $ 431,968,715
Affiliated companies (cost $77,888,538)                                                                          77,888,538
                                                                                                              --------------
                                                                                                                509,857,253
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                576,780
----------------------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                                     187,187
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                        8,955,980
Investments sold                                                                                                  5,405,419
Shares of beneficial interest sold                                                                                  971,721
Futures margins                                                                                                     207,019
Other                                                                                                                12,403
                                                                                                              --------------
Total assets                                                                                                    526,173,762

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                        2,739,282
----------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $536,850)                                                                      1,555,725
----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                             7,196,854
Shares of beneficial interest redeemed                                                                              200,002
Distribution and service plan fees                                                                                  112,896
Shareholder communications                                                                                           18,451
Trustees' compensation                                                                                                9,595
Transfer and shareholder servicing agent fees                                                                         1,891
Other                                                                                                                28,386
                                                                                                              --------------
Total liabilities                                                                                                11,863,082

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $ 514,310,680
                                                                                                              ==============

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                    $      62,788
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                      595,453,627
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                17,984,567
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (95,142,167)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                       (4,048,135)
                                                                                                              --------------
NET ASSETS                                                                                                    $ 514,310,680
                                                                                                              ==============


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$335,659,395 and 40,899,889 shares of beneficial interest outstanding)                             $ 8.21
---------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$170,977,758 and 20,953,867 shares of beneficial interest outstanding)                             $ 8.16
---------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$3,058,353 and 372,029 shares of beneficial interest outstanding)                                  $ 8.22
---------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$4,615,174 and 562,335 shares of beneficial interest outstanding)                                  $ 8.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                                  $ 18,778,788
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                         145,087
Affiliated companies                                                         1,725,304
---------------------------------------------------------------------------------------
Portfolio lending fees                                                             231
                                                                          -------------
Total investment income                                                     20,649,410

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              1,923,541
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                 220,554
Class 4 shares                                                                     925
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               5,098
Service shares                                                                   5,044
Class 3 shares                                                                      19
Class 4 shares                                                                       3
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              16,375
Service shares                                                                   8,183
Class 3 shares                                                                      14
Class 4 shares                                                                      25
---------------------------------------------------------------------------------------
Trustees' compensation                                                           8,437
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,682
---------------------------------------------------------------------------------------
Administration service fees                                                        750
---------------------------------------------------------------------------------------
Other                                                                           37,919
                                                                          -------------
Total expenses                                                               2,228,569
Less reduction to custodian expenses                                              (964)
Less waivers and reimbursements of expenses                                    (32,878)
                                                                          -------------
Net expenses                                                                 2,194,727

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       18,454,683

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  4,742,025
Closing and expiration of futures contracts                                  2,198,598
Foreign currency transactions                                                  100,095
Swap contracts                                                               1,027,643
                                                                          -------------
Net realized gain                                                            8,068,361
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (9,083,437)
Translation of assets and liabilities denominated in foreign currencies        (28,553)
Futures contracts                                                              744,461
Swap contracts                                                              (1,899,509)
                                                                          -------------
Net change in unrealized depreciation                                      (10,267,038)

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 16,256,006
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS            YEAR
                                                                                    ENDED           ENDED
                                                                            JUNE 30, 2007    DECEMBER 31,
                                                                              (UNAUDITED)            2006
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                       $  18,454,683   $  36,670,389
----------------------------------------------------------------------------------------------------------
Net realized gain                                                               8,068,361       2,937,133
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (10,267,038)      7,687,971
                                                                            ------------------------------
Net increase in net assets resulting from operations                           16,256,006      47,295,493

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                            (24,967,707)    (28,179,781)
Service shares                                                                (11,831,305)    (11,514,103)
Class 3 shares                                                                         --              --
Class 4 shares                                                                         --              --
                                                                            ------------------------------
                                                                              (36,799,012)    (39,693,884)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                            (11,979,475)    (28,076,230)
Service shares                                                                  4,331,363      14,875,665
Class 3 shares                                                                  3,092,142              --
Class 4 shares                                                                  4,666,100              --
                                                                            ------------------------------
                                                                                  110,130     (13,200,565)

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total decrease                                                                (20,432,876)     (5,598,956)
----------------------------------------------------------------------------------------------------------
Beginning of period                                                           534,743,556     540,342,512
                                                                            ------------------------------
End of period (including accumulated net investment income of $17,984,567
and $36,328,896, respectively)                                              $ 514,310,680   $ 534,743,556
                                                                            ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                             YEAR
                                                          ENDED                                                            ENDED
                                                  JUNE 30, 2007                                                     DECEMBER 31,
NON-SERVICE SHARES                                  (UNAUDITED)         2006         2005        2004        2003           2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   8.55     $   8.44     $   8.80    $   8.61    $   7.51       $   8.54
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .29 1        .58 1        .57 1       .58 1       .60            .58
Net realized and unrealized gain (loss)                    (.02)         .17         (.37)        .15        1.09           (.76)
                                                       ---------------------------------------------------------------------------
Total from investment operations                            .27          .75          .20         .73        1.69           (.18)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.61)        (.64)        (.56)       (.54)       (.59)          (.85)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.21     $   8.55     $   8.44    $   8.80    $   8.61       $   7.51
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.17%        9.42%        2.31%       8.97%      23.96%         (2.40)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $335,660     $361,445     $384,726    $479,405    $480,112       $345,670
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $356,838     $365,154     $444,477    $460,877    $396,858       $335,894
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      7.03%        7.05%        6.79%       6.91%       8.31%          8.29%
Total expenses                                             0.75% 4      0.74% 4      0.75%       0.75%       0.76%          0.77%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   0.74%        0.74%        0.75%       0.75%       0.76%          0.77%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      22%          57%          64%         51%         48%            75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007             0.76%
Year Ended December 31, 2006               0.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                             YEAR
                                                          ENDED                                                            ENDED
                                                  JUNE 30, 2007                                                     DECEMBER 31,
SERVICE SHARES                                      (UNAUDITED)         2006         2005        2004        2003           2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   8.50     $   8.39     $   8.76    $   8.58    $   7.49       $   8.54
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .28 1        .56 1        .55 1       .56 1       .61            .88
Net realized and unrealized gain (loss)                    (.03)         .17         (.38)        .15        1.06          (1.08)
                                                       ---------------------------------------------------------------------------
Total from investment operations                            .25          .73          .17         .71        1.67           (.20)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.59)        (.62)        (.54)       (.53)       (.58)          (.85)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.16     $   8.50     $   8.39    $   8.76    $   8.58       $   7.49
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         2.94%        9.23%        2.01%       8.73%      23.79%         (2.67)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $170,978     $173,299     $155,617    $134,013    $ 76,354       $ 17,705
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $177,893     $160,703     $141,287    $101,464    $ 41,246       $  5,602
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.78%        6.80%        6.54%       6.63%       7.84%          8.91%
Total expenses                                             1.01% 4      1.00% 4      1.00%       1.01%       1.04%          1.02%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.00%        1.00%        1.00%       1.01%       1.04%          1.02%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      22%          57%          64%         51%         48%            75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007             1.02%
Year Ended December 31, 2006               1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       CLASS 3 SHARES        CLASS 4 SHARES
                                                         PERIOD ENDED          PERIOD ENDED
                                                      JUNE 30, 2007 1       JUNE 30 2007 1,
                                                          (UNAUDITED)           (UNAUDITED)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 8.26                $ 8.26
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .09 2                 .09 2
Net realized and unrealized loss                                 (.13)                 (.14)
                                                               -------------------------------
Total from investment operations                                 (.04)                 (.05)
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --                    --
----------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 8.22                $ 8.21
                                                               ===============================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              (0.49)%               (0.61)%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $3,058                $4,615
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $1,377                $2,288
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            6.98%                 6.72%
Total expenses                                                   0.76% 5               0.99% 6
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.75%                 0.98%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                            22%                   22%

1. For the period from May 1, 2007 (inception of offering) to June 30, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended June 30, 2007                       0.77%

6. Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended June 30, 2007                       1.00%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc. (the Manager), believes does not involve undue risk.

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains


                      24 | OPPENHEIMER HIGH INCOME FUND/VA
and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $1,939,967, representing 0.38% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.


                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $93,895,256 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $8,068,361 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $2,201,464 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

      EXPIRING
      ------------------------
      2007        $  2,974,885
      2008          11,572,833
      2009          22,696,701
      2010          56,061,391
      2011           8,529,303
      2012             128,504
                  ------------
      Total       $101,963,617
                  ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                      26 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2007 1      YEAR ENDED DECEMBER 31, 2006
                                                   SHARES               AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            3,243,319        $  27,173,296        5,280,216    $  43,432,010
Dividends and/or distributions reinvested       3,059,768           24,967,707        3,544,627       28,179,781
Redeemed                                       (7,659,791)         (64,120,478)     (12,151,871)     (99,688,021)
                                              -------------------------------------------------------------------
Net decrease                                   (1,356,704)       $ (11,979,475)      (3,327,028)   $ (28,076,230)
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            2,384,544        $  19,823,636        5,002,490    $  40,899,612
Dividends and/or distributions reinvested       1,457,057           11,831,305        1,455,639       11,514,103
Redeemed                                       (3,279,536)         (27,323,578)      (4,611,753)     (37,538,050)
                                              -------------------------------------------------------------------
Net increase                                      562,065        $   4,331,363        1,846,376    $  14,875,665
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                              385,569        $   3,204,253               --    $          --
Dividends and/or distributions reinvested              --                   --               --               --
Redeemed                                          (13,540)            (112,111) 2            --               --
                                              -------------------------------------------------------------------
Net increase                                      372,029        $   3,092,142               --    $          --
                                              ===================================================================


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                              SIX MONTHS ENDED JUNE 30, 2007 1   YEAR ENDED DECEMBER 31, 2006
                                                   SHARES               AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                              562,335        $   4,666,100            --    $          --
Dividends and/or distributions reinvested              --                   --            --               --
Redeemed                                               --                   --            --               --
                                                 -------------------------------------------------------------
Net increase                                      562,335        $   4,666,100            --    $          --
                                                 =============================================================

1. For the six months ended June 30, 2007, for Non-Service and Service shares, and for the period from May 1, 2007 (inception of offering) to June 30, 2007, for Class 3 and Class 4 shares.

2. Net of redemption fees of $133 for Class 3.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                           PURCHASES             SALES
        --------------------------------------------------------------
        Investment securities           $ 98,118,862     $ 152,823,952

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

      FEE SCHEDULE
      ------------------------------------------
      Up to $200 million                   0.75%
      Next $200 million                    0.72
      Next $200 million                    0.69
      Next $200 million                    0.66
      Next $200 million                    0.60
      Over $1 billion                      0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $10,000 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") for Service shares and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services and personal service and account maintenance for the Fund's Service shares and Class 4 shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. The impact of the Service Plan is to increase operating expenses of the Service shares and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $32,878 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                               EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index       9/20/07          26   $     9,850,100   $      (46,859)
U.S. Treasury Nts., 2 yr.         9/28/07         180        36,680,625           27,396
U.S. Treasury Nts., 10 yr.        9/19/07         444        46,932,188          831,054
                                                                          ---------------
                                                                                 811,591
                                                                          ---------------
CONTRACTS TO SELL
U.S. Treasury Long Bonds          9/19/07          15         1,616,250            9,920
U.S. Treasury Nts., 5 yr.         9/28/07         135        14,050,547          (37,382)
                                                                          ---------------
                                                                                 (27,462)
                                                                          ---------------
                                                                          $      784,129
                                                                          ===============

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                      30 | OPPENHEIMER HIGH INCOME FUND/VA

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                             BUY/SELL  NOTIONAL                               PREMIUM
                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY                  REFERENCE ENTITY             PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                              Beazer Homes USA, Inc.             Sell   $   890        4.700%     9/20/08   $      --  $      --
                              Constellation Brands, Inc.         Sell       925        1.010      6/20/11          --     (7,125)
                              Constellation Brands, Inc.         Sell       720        1.030      6/20/11          --     (5,074)
                              Dow Jones CDX North
                              America Crossover Index            Sell       910        1.650     12/20/11      15,275       (318)
                              Mosaic Co. (The)                   Sell       450        1.500      9/20/12          --        959
                              Residential Capital LLC            Sell     1,801        1.220      3/20/08          --     (2,794)
                              Residential Capital LLC            Sell       901        1.200      3/20/08          --     (1,531)
                              Residential Capital LLC            Sell     1,328        1.750      3/20/08          --      3,137
                              Smithfield Foods, Inc.             Sell       910        1.500      3/20/12          --    (13,632)
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                              Allied Waste North
                              America, Inc.                      Sell       980        1.880      3/20/12          --    (31,721)
                              El Paso Corp.                      Sell       928        0.720      6/20/11          --    (10,278)
                              El Paso Corp.                      Sell       795        0.820      6/20/11          --     (6,265)
                              El Paso Corp.                      Sell       830        0.780      6/20/11          --     (7,524)
                              Ford Motor Credit Co.              Sell     1,700        2.320      3/20/12          --    (33,404)
                              Reliant Energy, Inc.               Sell       465        2.450      9/20/11          --     (1,637)
                              Reliant Energy, Inc.               Sell     1,070        2.600      9/20/11          --      1,920
                              Univision Communications,
                              Inc.                               Sell       442        1.100      6/20/08          --        953
                              Williams Cos., Inc.                Sell       400        1.110      3/20/12          --      5,033
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                              Constellation Brands, Inc.         Sell       515        1.020      6/20/11          --     (4,807)
                              Constellation Brands, Inc.         Sell       456        1.000      6/20/11          --     (4,560)
                              Dean Foods Co.                     Sell       455        1.020      6/20/11          --     (6,139)
                              Dean Foods Co.                     Sell       465        1.000      6/20/11          --     (6,620)
                              Dow Jones CDX North
                              America Crossover Index            Sell     3,655        1.650     12/20/11      57,490      4,243
                              Dow Jones CDX North
                              America Crossover Index            Sell     1,370        3.250     12/20/11      50,804     18,237
                              Dow Jones CDX North
                              America Crossover Index            Sell     1,370        1.650     12/20/11      23,361      1,593
                              El Paso Corp.                      Sell       460        0.740      6/20/11          --     (4,566)
                              El Paso Corp.                      Sell       465        0.770      6/20/11          --     (4,144)
                              Ford Motor Credit Co.              Sell     4,100        2.385      3/20/12          --    (55,498)
                              Ford Motor Credit Co.              Sell       875        2.550      3/20/12          --     (6,570)
                              Freescale Semiconductor, Inc.      Sell       455        3.200      9/20/11          --     (6,370)
                              Freescale Semiconductor, Inc.      Sell       455        3.600      9/20/11          --       (182)
                              Freescale Semiconductor, Inc.      Sell       270        3.500      9/20/11          --     (1,026)
                              GMAC LLC                           Sell     1,810        1.390      3/20/17          --    (90,350)
                              Inco Ltd.                           Buy       445        0.580      3/20/17          --     (3,261)
                              NXP BV/NXP Funding LLC             Sell       455        4.000      9/20/12          --     (2,249)
                              NXP BV/NXP Funding LLC             Sell       270        4.400      9/20/12          --      2,970
                              NXP BV/NXP Funding LLC             Sell       270        4.080      9/20/12          --       (480)
                              Residential Capital LLC            Sell       885        1.300      3/20/08          --       (221)
                              Smithfield Foods, Inc.             Sell       900        1.490      3/20/12          --     (9,876)
                              TXU Corp.                          Sell       925        1.530      6/20/11          --    (35,113)
                              TXU Corp.                          Sell       410        1.610      6/20/11          --    (14,571)
                              Vale Overseas Ltd.                 Sell       445        1.030      3/20/17          --      4,870
                              Williams Cos., Inc.                Sell     3,000        1.150      3/20/12          --     41,860
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                              Dow Jones CDX North
                              America Crossover Index            Sell     7,305        1.650     12/20/11     116,434        535
                              Dow Jones CDX North
                              America Crossover Index            Sell     3,645        1.650     12/20/11      57,452        275
                              Dow Jones CDX North
                              America Crossover Index            Sell     1,375        1.650     12/20/11      23,737        101


                      31 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                               BUY/SELL  NOTIONAL                              PREMIUM
                                                                 CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION      PAID/
COUNTERPARTY                  REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                              Dow Jones CDX North
                              America High Yield Index             Sell  $  3,835        3.250%    12/20/11  $  142,214  $  53,230
                              Ford Motor Co.                        Buy     1,865        3.650     12/20/08          --    (30,437)
                              Ford Motor Co.                        Buy     2,200        3.050     12/20/08          --    (17,105)
                              Ford Motor Co.                       Sell     2,335        6.000     12/20/16          --     (3,596)
                              Ford Motor Co.                       Sell     3,440        5.850     12/20/16          --    (31,236)
                              Ford Motor Co.                       Sell     2,750        5.800     12/20/16          --    (31,882)
                              Ford Motor Credit Co.                Sell     2,805        2.390      3/20/12          --    (39,586)
                              Ford Motor Credit Co.                Sell     1,360        2.340      3/20/12          --    (21,728)
                              General Motors Corp.                  Buy       933        2.550     12/20/08          --     (2,498)
                              General Motors Corp.                 Sell     1,865        4.750     12/20/16          --     (1,718)
                              General Motors Corp.                 Sell     2,200        4.680     12/20/16          --    (10,253)
                              GMAC LLC                             Sell     1,820        1.370      3/20/17          --    (99,395)
                              Inco Ltd.                             Buy       910        0.420      3/20/17          --      3,392
                              Inco Ltd.                             Buy       840        0.630      3/20/17          --    (10,080)
                              Vale Overseas Ltd.                   Sell       910        1.000      3/20/17          --      7,701
                              Vale Oversees Ltd.                   Sell       840        1.050      3/20/17          --     10,521
                              Williams Cos., Inc.                  Sell       990        1.020      3/20/12          --      9,673
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                              General Motors Corp.                  Buy     1,865        2.700     12/20/08          --    (12,400)
                              General Motors Corp.                 Sell     1,865        4.950     12/20/16          --     14,761
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                              Beazer Homes USA, Inc.               Sell       920        2.500      6/20/08          --    (16,539)
                              Beazer Homes USA, Inc.               Sell       810        2.650      9/20/08          --    (17,374)
                              Beazer Homes USA, Inc.               Sell       890        4.800      9/20/08          --         --
                              Freescale Semiconductor, Inc.        Sell       910        3.600      9/20/11          --        904
                              Freescale Semiconductor, Inc.        Sell       440        3.750      9/20/11          --         --
                              Freescale Semiconductor, Inc.        Sell       270        3.700      9/20/11          --         --
                              GMAC LLC                             Sell       910        1.390      3/20/17          --    (52,163)
                              GMAC LLC                             Sell     1,095        1.390      3/20/17          --    (62,767)
                              GMAC LLC                             Sell     1,030        1.370      3/20/17          --    (60,240)
                              GMAC LLC                             Sell     2,290        1.390      3/20/17          --   (131,267)
                              K. Hovnanian
                              Enterprises, Inc.                    Sell     1,097        2.000      6/20/08          --    (11,257)
                              K. Hovnanian
                              Enterprises, Inc.                    Sell     1,775        2.000      6/20/08          --    (18,215)
                              K. Hovnanian
                              Enterprises, Inc.                    Sell     1,775        1.800      6/20/08          --    (21,627)
                              Residential Capital LLC              Sell       900        1.180      3/20/08          --     (1,752)
                              Residential Capital LLC              Sell       879        1.360      3/20/08          --       (545)
                              Standard-Pacific Corp.               Sell     3,410        2.200      6/20/08          --    (29,971)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank
NA, NY Branch:
                              Dean Foods Co.                       Sell       930        1.030      6/20/11          --    (16,816)
                              Dean Foods Co.                       Sell       930        1.060      6/20/11          --    (15,838)
                              Dean Foods Co.                       Sell       460        1.050      6/20/11          --     (7,809)
                              Dean Foods Co.                       Sell     1,200        1.080      6/20/11          --    (19,202)
                              Ford Motor Co.                        Buy     1,865        3.600     12/20/08          --    (31,607)
                              Ford Motor Co.                       Sell     2,335        6.000     12/20/16          --       (330)
                              General Motors Corp.                  Buy     2,760        2.350     12/20/08          --     (9,412)
                              General Motors Corp.                 Sell     2,760        4.750     12/20/16          --      1,879
                              Inco Ltd.                             Buy       460        0.520      3/20/17          --        377
                              Mosaic Co. (The)                     Sell       450        1.350      9/20/12          --     (1,858)
                              Mosaic Co. (The)                     Sell       455        1.500      9/20/12          --      1,086
                              Rite Aid Corp.                       Sell       555        1.400      9/20/08          --        529


                      32 | OPPENHEIMER HIGH INCOME FUND/VA

                                                             BUY/SELL  NOTIONAL                              PREMIUM
                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION      PAID/
COUNTERPARTY                  REFERENCE ENTITY             PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                              Allied Waste North
                              America, Inc.                      Sell  $    840        1.880%     3/20/12  $       --  $ (25,905)
                              Allied Waste North
                              America, Inc.                      Sell       330        1.880      3/20/12          --    (10,177)
                              Beazer Homes USA, Inc.             Sell     1,650        2.650      6/20/08          --    (25,989)
                              Beazer Homes USA, Inc.             Sell       465        2.330      6/20/08          --     (8,741)
                              Constellation Brands, Inc.         Sell       920        1.000      6/20/11          --    (11,692)
                              Dow Jones CDX North
                              American High Yield Index          Sell       899        3.250     12/20/11      17,406     11,696
                              Dow Jones CDX North
                              American High Yield Index          Sell       899        3.250     12/20/11      17,406     11,696
                              El Paso Corp.                      Sell     1,392        0.730      6/20/11          --    (14,022)
                              El Paso Corp.                      Sell       400        0.800      6/20/11          --     (3,152)
                              Freescale Semiconductor, Inc.      Sell       635        3.550      9/20/11          --     (2,041)
                              GMAC LLC                           Sell       910        1.400      3/20/17          --    (48,930)
                              GMAC LLC                           Sell       975        1.400      3/20/17          --    (52,425)
                              Mosaic Co. (The)                   Sell       910        1.200      9/20/12          --    (13,750)
                              NXP BV/NXP Funding LLC             Sell       635        4.150      9/20/12          --     (4,889)
                              NXP BV/NXP Funding LLC             Sell       450        4.450      9/20/12          --      1,797
                              Reliant Energy, Inc.               Sell       845        2.150      9/20/11          --     (8,780)
                              Reliant Energy, Inc.               Sell       440        2.500      9/20/11          --        879
                              Rite Aid Corp.                     Sell       455        1.350      9/20/08          --     (1,056)
                              Rite Aid Corp.                     Sell     1,080        1.350      9/20/08          --         --
                              Smithfield Foods, Inc.             Sell     1,190        1.580      3/20/12          --    (12,137)
                              Toys R US, Inc.                    Sell       905        1.850      9/20/08          --         14
                              Univision Communications,
                              Inc.                               Sell       442        1.100      6/20/08          --     (2,464)
                              Univision Communications,
                              Inc.                               Sell       884        1.150      6/20/08          --     (4,498)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International:
                              Peabody Energy Corp.               Sell       270        1.200      9/20/12          --      1,071
                              Reliant Energy, Inc.               Sell       420        2.050      9/20/11          --     (4,980)
                              TXU Corp.                          Sell       925        1.530      6/20/11          --    (26,075)
                              TXU Corp.                          Sell       930        1.580      6/20/11          --    (24,861)
                              TXU Corp.                          Sell       925        1.590      6/20/11          --    (24,565)
                              TXU Corp.                          Sell     1,150        1.620      6/20/11          --    (29,439)
                              TXU Corp.                          Sell     1,310        2.060      6/20/11          --    (13,605)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                              Dean Foods Co.                     Sell       930        0.950      6/20/11          --    (11,014)
                              Dow Jones CDX North
                              America Crossover Index            Sell       910        1.650     12/20/11      15,271        705
                              Ford Motor Co.                      Buy     1,865        3.700     12/20/08          --    (38,178)
                              Ford Motor Co.                      Buy       120        2.450     12/20/08          --       (316)
                              Ford Motor Co.                     Sell     2,335        6.150     12/20/16          --     18,295
                              Ford Motor Co.                     Sell       150        5.900     12/20/16          --       (772)
                              General Motors Corp.                Buy       120        1.650     12/20/08          --        690
                              General Motors Corp.               Sell     1,865        4.900     12/20/16          --     25,518
                              General Motors Corp.               Sell       120        4.620     12/20/16          --       (251)
                              Inco Ltd.                           Buy       895        0.520      3/20/17          --     (3,231)
                              Inco Ltd.                           Buy       905        0.520      3/20/17          --     (3,267)
                              Inco Ltd.                           Buy       880        0.600      3/20/17          --     (8,402)
                              Smithfield Foods, Inc.             Sell       140        1.510      3/20/12          --     (1,703)
                              Smithfield Foods, Inc.             Sell       160        1.770      3/20/12          --       (320)


                      33 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                 BUY/SELL   NOTIONAL                                 PREMIUM
                                                   CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION       PAID/
COUNTERPARTY              REFERENCE ENTITY     PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)         VALUE
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
Continued
                          Vale Overseas Ltd.         Sell   $    460         1.060%      3/20/17   $      --   $      6,274
                          Vale Overseas Ltd.         Sell        895         0.970       3/20/17          --          6,160
                          Vale Overseas Ltd.         Sell        905         0.920       3/20/17          --          2,831
                          Vale Overseas Ltd.         Sell        880         1.040       3/20/17          --         11,133
                                                                                                   -------------------------
                                                                                                   $ 536,850   $ (1,368,538)
                                                                                                   =========================

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $2,767,879, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $2,739,282 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      34 | OPPENHEIMER HIGH INCOME FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      35 | OPPENHEIMER HIGH INCOME FUND/VA



OPPENHEIMER VALUE FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Non-Service shares Actual              $ 1,000.00   $ 1,128.70   $ 6.56
--------------------------------------------------------------------------------
Non-Service shares Hypothetical          1,000.00     1,018.65     6.23
--------------------------------------------------------------------------------
Service shares Actual                    1,000.00     1,128.80     7.89
--------------------------------------------------------------------------------
Service shares Hypothetical              1,000.00     1,017.41     7.48

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             1.24%
----------------------------------------
Service shares                 1.49

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          5 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.7%
--------------------------------------------------------------------------------
MEDIA--7.5%
Cinemark Holdings, Inc. 1                                 400   $         7,156
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        9,518           374,057
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 6,292           133,453
                                                                ----------------
                                                                        514,666

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Office Depot, Inc. 1                                    2,749            83,295
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.6%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--6.0%
Costco Wholesale Corp.                                  5,839           341,698
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         1,461            67,674
                                                                ----------------
                                                                        409,372

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
ConAgra Foods, Inc.                                     2,620            70,373
--------------------------------------------------------------------------------
TOBACCO--2.6%
Altria Group, Inc.                                      2,551           178,927
--------------------------------------------------------------------------------
ENERGY--10.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                         2,870            99,015
--------------------------------------------------------------------------------
OIL & GAS--8.7%
Exxon Mobil Corp.                                       3,796           318,408
--------------------------------------------------------------------------------
Murphy Oil Corp.                                        1,130            67,167
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                               910           110,356
--------------------------------------------------------------------------------
Total SA, Sponsored ADR                                 1,247           100,982
                                                                ----------------
                                                                        596,913

--------------------------------------------------------------------------------
FINANCIALS--29.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.2%
Bear Stearns Cos., Inc. (The)                           1,230           172,200
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                               2,669            58,958
--------------------------------------------------------------------------------
UBS AG                                                  5,457           327,475
                                                                ----------------
                                                                        558,633

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.4%
Wachovia Corp.                                          6,144           314,880
--------------------------------------------------------------------------------
Wells Fargo & Co.                                       5,536           194,701
                                                                ----------------
                                                                        509,581

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.3%
Bank of America Corp.                                   2,400           117,336
--------------------------------------------------------------------------------
Citigroup, Inc.                                         6,079           311,792
                                                                ----------------
                                                                        429,128

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--4.9%
Everest Re Group Ltd.                                   1,907   $       207,176
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                         1,582            54,421
--------------------------------------------------------------------------------
National Financial Partners Corp.                         730            33,806
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                     1,139            39,580
                                                                ----------------
                                                                        334,983

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.9%
Freddie Mac                                             3,329           202,070
--------------------------------------------------------------------------------
HEALTH CARE--5.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Vanda Pharmaceuticals, Inc. 1                             835            16,917
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Medco Health Solutions, Inc. 1                            870            67,851
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                       1,253           100,027
                                                                ----------------
                                                                        167,878

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Novartis AG, ADR                                        2,415           135,409
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                    810            32,619
                                                                ----------------
                                                                        168,028

--------------------------------------------------------------------------------
INDUSTRIALS--15.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--10.3%
Alliant Techsystems, Inc. 1                               699            69,306
--------------------------------------------------------------------------------
Boeing Co.                                              3,524           338,868
--------------------------------------------------------------------------------
United Technologies Corp.                               4,199           297,835
                                                                ----------------
                                                                        706,009

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG, Sponsored ADR                                 944           135,049
--------------------------------------------------------------------------------
MACHINERY--3.5%
Deere & Co.                                               860           103,836
--------------------------------------------------------------------------------
Navistar International Corp. 1                          2,103           138,798
                                                                ----------------
                                                                        242,634

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc. 1                                   2,599            72,382
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
Applied Materials, Inc.                                 5,440           108,093
--------------------------------------------------------------------------------
SOFTWARE--2.9%
Microsoft Corp.                                         2,135            62,918
--------------------------------------------------------------------------------
Novell, Inc. 1                                          4,848            37,766
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   4,980            99,451
                                                                ----------------
                                                                        200,135

--------------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Lubrizol Corp. (The)                                    1,597           103,086


                          6 | OPPENHEIMER VALUE FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Verizon Communications, Inc.                            1,526   $        62,825
--------------------------------------------------------------------------------
UTILITIES--7.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.0%
Exelon Corp.                                            3,766           273,412
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       2,100           135,933
                                                                ----------------
                                                                        409,345

--------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Dynegy, Inc., Cl. A 1                                   3,623            34,201
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
CMS Energy Corp.                                        3,521            60,563
                                                                ----------------
Total Common Stocks (Cost $5,819,372)                                 6,474,101

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--6.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28%  2,3
(Cost $447,991)                                       447,991           447,991

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $6,267,363)                                       101.0%        6,922,092
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (1.0)          (66,911)
                                                  ------------------------------
NET ASSETS                                              100.0%  $     6,855,181
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of June 30, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES       GROSS        GROSS          SHARES
                     DECEMBER 31, 2006   ADDITIONS   REDUCTIONS   JUNE 30, 2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                    183,179   2,705,375    2,440,563         447,991

                                                          VALUE        DIVIDEND
                                                     SEE NOTE 1          INCOME
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                          $  447,991         $ 7,315

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,819,372)                                                     $   6,474,101
Affiliated companies (cost $447,991)                                                               447,991
                                                                                             --------------
                                                                                                 6,922,092
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                26,540
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 112,777
Investments sold                                                                                    86,595
Interest and dividends                                                                               8,503
Other                                                                                                2,709
                                                                                             --------------
Total assets                                                                                     7,159,216

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              287,742
Shareholder communications                                                                           2,765
Trustees' compensation                                                                               2,333
Distribution and service plan fees                                                                   1,446
Shares of beneficial interest redeemed                                                                 293
Other                                                                                                9,456
                                                                                             --------------
Total liabilities                                                                                  304,035

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   6,855,181
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $         525
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       5,846,508
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   13,476
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       339,943
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         654,729
                                                                                             --------------
NET ASSETS                                                                                   $   6,855,181
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $3,001,385 and 229,559 shares of beneficial interest outstanding)                  $       13.07
-----------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $3,853,796 and 295,125 shares of beneficial interest outstanding)                  $       13.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,201)        $     40,829
Affiliated companies                                                              7,315
----------------------------------------------------------------------------------------
Interest                                                                              7
                                                                           -------------
Total investment income                                                          48,151

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                                  16,553
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                1,998
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Service shares                        28
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                2,178
Service shares                                                                    1,001
----------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                      11,023
----------------------------------------------------------------------------------------
Trustees' compensation                                                            3,203
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                         132
----------------------------------------------------------------------------------------
Other                                                                             1,576
                                                                           -------------
Total expenses                                                                   38,442
Less reduction to custodian expenses                                                 (7)
Less waivers and reimbursements of expenses                                      (8,841)
                                                                           -------------
Net expenses                                                                     29,594

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            18,557

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on investments                                                259,505
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                            229,918

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    507,980
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS           YEAR
                                                                                            ENDED          ENDED
                                                                                    JUNE 30, 2007   DECEMBER 31,
                                                                                      (UNAUDITED)           2006
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        $      18,557   $     (8,861)
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         259,505        359,434
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                     229,918         23,864
                                                                                    -----------------------------
Net increase in net assets resulting from operations                                      507,980        374,437

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                             --         (1,194)
Service shares                                                                                 --             --
                                                                                    -----------------------------
                                                                                               --         (1,194)

-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                             --       (263,215)
Service shares                                                                                 --        (37,589)
                                                                                    -----------------------------
                                                                                               --       (300,804)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             --             --
Service shares                                                                          3,235,014        477,488
                                                                                    -----------------------------
                                                                                        3,235,014        477,488

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                          3,742,994        549,927
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     3,112,187      2,562,260
                                                                                    -----------------------------
End of period (including accumulated net investment income (loss) of $13,476 and
$(5,081), respectively)                                                             $   6,855,181   $  3,112,187
                                                                                    =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS                                                      YEAR
                                                                  ENDED                                                     ENDED
                                                          JUNE 30, 2007                                              DECEMBER 31,
NON-SERVICE SHARES                                          (UNAUDITED)         2006         2005          2004            2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.58      $ 11.16      $ 12.26       $ 12.90           $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                        .06 2       (.03) 2       .02 2        (.01) 2            .03
Net realized and unrealized gain                                   1.43         1.61          .71          1.82              2.87
                                                                ------------------------------------------------------------------
Total from investment operations                                   1.49         1.58          .73          1.81              2.90
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.01)        (.02)         (.03)               --
Distributions from net realized gain                                 --        (1.15)       (1.81)        (2.42)               --
                                                                ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                 --        (1.16)       (1.83)        (2.45)               --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 13.07      $ 11.58      $ 11.16       $ 12.26           $ 12.90
                                                                ==================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                12.87%       14.03%        5.88%        14.50%            29.00%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $ 3,001      $ 2,657      $ 2,562       $ 2,815           $ 3,871
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 2,841      $ 2,695      $ 2,878       $ 3,370           $ 3,205
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                       0.92%       (0.29)%       0.15%        (0.08)%            0.27%
Total expenses                                                     1.66% 5      2.14% 5      1.78%         1.82%             1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                 1.24%        2.14%        1.78%         1.82%             1.39%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              57%         124%          86%          100%              120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

                Six Months Ended June 30, 2007        1.67%
                Year Ended December 31, 2006          2.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                                     SIX MONTHS
                                                                                                          ENDED      PERIOD ENDED
                                                                                                  JUNE 30, 2007      DECEMBER 31,
SERVICE SHARES                                                                                      (UNAUDITED)            2006 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                    $ 11.57           $ 11.89
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                              .04              (.05)
Net realized and unrealized gain                                                                           1.45               .88
                                                                                                        ---------------------------
Total from investment operations                                                                           1.49               .83
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                         --                --
Distributions from net realized gain                                                                         --             (1.15)
                                                                                                        ---------------------------
Total dividends and/or distributions to shareholders                                                         --             (1.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $ 13.06           $ 11.57
                                                                                                        ===========================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                        12.88%             6.81%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                                $ 3,854           $   455
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                       $ 1,630           $   268
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                               0.69%            (1.30)%
Total expenses                                                                                             1.86% 5           2.89% 5
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses                 1.49%             2.88%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                      57%              124%

1. For the period from September 18, 2006 (inception of offering) to December 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

                Six Months Ended June 30, 2007        1.87%
                Year Ended December 31, 2006          2.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        12 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of June 30, 2007, 100% of the Fund's Non-Service shares were owned by the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding


                         13 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $458 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2006, the Fund had available for federal income tax purposes straddle losses of $458.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                         14 | OPPENHEIMER VALUE FUND/VA

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006 1
                                                  SHARES            AMOUNT             SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                  --       $        --                 --      $      --
Dividends and/or distributions reinvested             --                --                 --             --
Redeemed                                              --                --                 --             --
                                                 ------------------------------------------------------------
Net increase (decrease)                               --       $        --                 --      $      --
                                                 ============================================================

-------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             266,750       $ 3,368,932             41,097      $ 500,936
Dividends and/or distributions reinvested             --                --              3,229         37,589
Redeemed                                         (10,908)         (133,918)            (5,043)       (61,037)
                                                 ------------------------------------------------------------
Net increase                                     255,842       $ 3,235,014             39,283      $ 477,488
                                                 ============================================================

1. For the year ended December 31, 2006 for Non-Service Shares and for the period from September 18, 2006 (inception of offering) to December 31, 2006 for Service Shares.


                         15 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                              PURCHASES        SALES
              ------------------------------------------------------
              Investment securities          $5,299,259   $2,471,763

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ----------------------------------------------
              Up to $200 million                       0.75%
              Next $200 million                        0.72
              Next $200 million                        0.69
              Next $200 million                        0.66
              Over $800 million                        0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $28 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2007, the Manager voluntarily agreed to an expense waiver of any total expenses over 1.25% of average annual net assets for Non-Service shares and 1.50% of average annual net assets for Service shares. During the six months ended June 30, 2007, OFS waived $5,805 and $2,895 for Non-Service and Service shares, respectively. The expense waiver is a voluntary undertaking and may be terminated by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $141 for IMMF management fees.


                         16 | OPPENHEIMER VALUE FUND/VA

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         17 | OPPENHEIMER VALUE FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         18 | OPPENHEIMER VALUE FUND/VA


OPPENHEIMER CORE BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
---------------------------------------------------------------------------
Non-Service shares Actual        $1,000.00     $1,010.90     $3.65
---------------------------------------------------------------------------
Non-Service shares Hypothetical   1,000.00      1,021.17      3.66
---------------------------------------------------------------------------
Service shares Actual             1,000.00      1,008.70      4.94
---------------------------------------------------------------------------
Service shares Hypothetical       1,000.00      1,019.89      4.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares        0.73%
------------------------------------
Service shares            0.99

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                        5 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.6%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates,
Series 2005-1A,
Cl. A2, 5.38%, 4/20/08 1,2                     $     640,000   $        640,321
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 5.80%, 5/25/34 2                           1,476,940          1,482,999
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4,
Cl. C4, 5%, 6/10/15                                  310,000            295,973
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2005-WF2, Asset-Backed
Pass-Through Certificates,
Series 2005-WF2,
Cl. AF2, 4.922%, 8/25/35 2                           551,446            549,090
--------------------------------------------------------------------------------
CWABS Asset-Backed
Certificates Trust
2002-4, Asset-Backed Certificates,
Series 2002-4,
Cl. A1, 6.06%, 2/25/33 2                              35,747             35,373
--------------------------------------------------------------------------------
CWABS Asset-Backed
Certificates Trust
2005-16, Asset-Backed Certificates,
Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 2                          670,000            666,744
--------------------------------------------------------------------------------
CWABS Asset-Backed
Certificates Trust
2005-17, Asset-Backed Certificates,
Series 2005-17,
Cl. 1AF2, 5.363%, 5/25/36 2                          440,000            437,913
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3,
Cl. A1, 5.58%, 1/20/35 2                             762,164            762,799
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                       794,050            789,217
Series 2005-4, Cl. 2A1B,
5.17%, 10/25/35                                      634,276            632,530
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3           2,533,301          2,586,019
--------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through
Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                  3,370,016            707,703
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2,
4.415%, 4/25/35 2                                    312,168            311,079

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6,
Cl. A3, 5.68%, 1/25/36 2                       $     690,000   $        688,001
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                             433,352            431,238
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2002-AL1,

Cl. B2, 3.45%, 2/25/32                             2,488,536          2,187,899
--------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                       1,570,000          1,596,062
                                                               -----------------
Total Asset-Backed Securities
(Cost $17,247,739)                                                   14,800,960

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--70.5%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.0%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--60.8%
Fannie Mae Whole Loan,
CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                  561,140            574,251
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                     10,264,998          9,778,710
5%, 8/1/33                                         4,222,843          3,979,683
6%, 7/1/17-10/1/29                                 8,683,151          8,713,983
6.50%, 4/1/18-4/1/34                               1,347,452          1,376,008
7%, 5/1/29-3/1/35                                  6,370,395          6,571,844
8%, 4/1/16                                           633,524            667,326
9%, 8/1/22-5/1/25                                    179,869            192,786
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates,
Series 3094, Cl. HS, 4.877%, 6/15/34 2               436,572            400,847
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 2             701,435            649,423
Series 2043, Cl. ZP, 6.50%, 4/15/28                1,165,952          1,158,870
Series 2066, Cl. Z, 6.50%, 6/15/28                 2,421,952          2,463,397
Series 2195, Cl. LH, 6.50%, 10/15/29               1,366,762          1,384,880
Series 2326, Cl. ZP, 6.50%, 6/15/31                  483,241            491,840
Series 2461, Cl. PZ, 6.50%, 6/15/32                1,331,653          1,364,341
Series 2500, Cl. FD, 5.82%, 3/15/32 2                342,938            347,641
Series 2526, Cl. FE, 5.72%, 6/15/29 2                555,320            560,803
Series 2551, Cl. FD, 5.72%, 1/15/33 2                432,774            437,192
Series 2676, Cl. KY, 5%, 9/15/23                     552,000            515,230
Series 3025, Cl. SJ, 5.243%, 8/15/35 2               150,784            140,225
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                        32,568             32,512


                        6 | OPPENHEIMER CORE BOND FUND/VA

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.611%, 6/1/26 4          $     613,426   $        155,221
Series 183, Cl. IO, 12.122%, 4/1/27 4                928,179            247,263
Series 184, Cl. IO, 17.819%, 12/1/26 4             1,017,244            260,900
Series 192, Cl. IO, 15.085%, 2/1/28 4                246,278             61,968
Series 200, Cl. IO, 13.709%, 1/1/29 4                292,990             80,139
Series 2003-118,
Cl. S, 10.134%, 12/25/33 4                         3,561,160            421,486
Series 2005-87,
Cl. SE, 6.84%, 10/25/35 4                          5,284,882            131,216
Series 2005-87,
Cl. SG, 12.46%, 10/25/35 4                         5,310,990            245,202
Series 206, Cl. IO, (5.709)%, 12/1/29 4              595,179            158,407
Series 2130, Cl. SC, (0.81)%, 3/15/29 4              648,363             44,324
Series 216, Cl. IO, 13.611%, 12/1/31 4               383,065             98,732
Series 224, Cl. IO, 10.645%, 3/1/33 4              1,750,205            452,752
Series 243, Cl. 6, 8.611%, 12/15/32 4                725,265            187,313
Series 2796, Cl. SD, 2.879%, 7/15/26 4             1,056,562             73,172
Series 2802, Cl. AS, 4.498%, 4/15/33 4             1,167,622             56,346
Series 2920, Cl. S, (1.217)%, 1/15/35 4            3,824,482            151,153
Series 3000, Cl. SE, (2.435)%, 7/15/25 4           4,542,311            112,186
Series 3110, Cl. SL, 6.09%, 2/15/26 4                623,247             16,155
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.24%, 6/1/26 5                  249,919            192,579
Series 192, Cl. PO, 5.708%, 2/1/28 5                 246,278            189,661
Series 224, Cl. PO, 4.438%, 3/1/33 5                 575,559            421,959
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-8/1/20                              16,067,057         15,304,454
5%, 12/1/17-3/1/34                                43,261,958         41,405,471
5%, 7/1/22 6                                       2,792,000          2,698,206
5.50%, 1/1/33-1/1/34                              13,580,133         13,160,779
5.50%, 7/1/22-8/1/37 6                            48,907,000         47,235,317
6%, 5/1/29-11/1/33                                10,423,893         10,358,002
6%, 7/1/22-7/1/37 6                               17,247,000         17,221,821
6.50%, 3/1/11-11/1/31                             11,377,365         11,605,407
7%, 11/1/17-7/1/35                                 4,270,775          4,417,287
7.50%, 1/1/08-1/1/33                                  27,601             28,796
8%, 5/1/17                                             7,243              7,581
8.50%, 7/1/32                                         47,776             51,368
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                 64,363             68,882
Trust 1993-87, Cl. Z, 6.50%, 6/25/23               1,416,642          1,444,459
Trust 1998-58, Cl. PC, 6.50%, 10/25/28             1,192,801          1,215,963
Trust 1998-61, Cl. PL, 6%, 11/25/28                  652,598            651,921
Trust 1999-54, Cl. LH, 6.50%, 11/25/29               902,433            919,519
Trust 2001-70, Cl. LR, 6%, 9/25/30                   228,906            229,104
Trust 2001-74, Cl. PD, 6%, 5/25/30                     1,820              1,815
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                612,625            624,547
Trust 2002-9, Cl. PC, 6%, 3/25/17                  1,499,540          1,510,980

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Trust 2003-28, Cl. KG, 5.50%, 4/25/23          $   3,964,000   $      3,794,381
Trust 2003-84, Cl. PW, 3%, 6/25/22                   919,293            906,378
Trust 2004-101, Cl. BG, 5%, 1/25/20                1,908,000          1,840,895
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25            1,120,000          1,066,014
Trust 2006-44, Cl. OA, 5.50%, 12/25/26             3,087,421          3,081,039
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 2             531,139            474,567
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 2           1,172,827          1,013,601
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 2           1,494,003          1,290,529
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 2             476,854            425,603
Trust 2006-57, Cl. PA, 5.50%, 8/25/27              3,630,756          3,622,620
Trust 2006-64, Cl. MD, 5.50%, 7/25/36              4,671,000          4,455,146
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-65, Cl. S, 10.096%, 11/25/31 4          2,029,991            201,137
Trust 2001-81, Cl. S, 4.499%, 1/25/32 4              489,734             46,653
Trust 2002-47, Cl. NS, 3.788%, 4/25/32 4           1,273,757            120,224
Trust 2002-51, Cl. S, 3.909%, 8/25/32 4            1,169,313            111,048
Trust 2002-52, Cl. SD, 0.385%, 9/25/32 4           1,318,259            110,554
Trust 2002-77, Cl. SH, 5.516%, 12/18/32 4            604,310             54,886
Trust 2002-84, Cl. SA, 11.261%, 12/25/32 4         1,758,366            170,781
Trust 2003-33, Cl. SP, 13.322%, 5/25/33 4          1,810,133            193,438
Trust 2003-4, Cl. S, 10.467%, 2/25/33 4            1,163,217            116,987
Trust 2004-54, Cl. DS, (2.276)%, 11/25/30 4          972,904             52,159
Trust 2005-19, Cl. SA, 0.016%, 3/25/35 4           9,725,723            401,604
Trust 2005-40, Cl. SA, (0.14)%, 5/25/35 4          2,172,320             85,829
Trust 2005-6, Cl. SE, 1.727%, 2/25/35 4            2,756,122            111,240
Trust 2005-71, Cl. SA, 2.929%, 8/25/25 4           2,863,241            132,724
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 4           4,067,615            301,117
Trust 222, Cl. 2, 17.213%, 6/1/23 4                2,025,436            504,974
Trust 240, Cl. 2, 19.987%, 9/1/23 4                2,451,853            650,883
Trust 252, Cl. 2, 14.865%, 11/1/23 4               1,577,552            437,357
Trust 273, Cl. 2, 16.275%, 8/1/26 4                  460,941            115,351
Trust 303, Cl. IO, (1.508)%, 11/1/29 4               264,752             73,834
Trust 319, Cl. 2, 14.375%, 2/1/32 4                  432,806            114,583
Trust 321, Cl. 2, 10.037%, 4/1/32 4                4,765,962          1,259,218
Trust 331, Cl. 9, 8.707%, 2/1/33 4                 1,110,142            277,595
Trust 334, Cl. 17, 23.044%, 2/1/33 4                 762,774            213,564
Trust 339, Cl. 7, 6.705%, 7/1/33 4                 3,814,237            933,295
Trust 342, Cl. 2, 12.244%, 9/1/33 4                1,197,800            313,502
Trust 344, Cl. 2, 9.915%, 12/1/33 4                7,516,238          1,970,881
Trust 345, Cl. 9, 8.846%, 1/1/34 4                 1,533,887            379,703
Trust 346, Cl. 2, 13.179%, 12/1/33 4               3,325,789            872,195
Trust 350, Cl. 2, 11.319%, 3/1/34 4                2,486,715            651,895
Trust 362, Cl. 12, 6.752%, 8/1/35 4                2,069,938            478,494
Trust 362, Cl. 13, 6.735%, 8/1/35 4                1,147,584            264,752
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security,
Trust 1993-184, Cl. M, 5.09%, 9/25/23 5              579,894            467,485
                                                               -----------------
                                                                    249,882,320


                        7 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National
Mortgage Assn.:
7%, 1/15/09-5/15/09                            $      13,596   $         13,817
8.50%, 8/15/17-12/15/17                              268,668            286,156
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21,
Cl. SB, (3.096)%, 1/16/27 4                        1,044,563             69,975
Series 2002-15,
Cl. SM, (6.147)%, 2/16/32 4                        1,260,952             84,462
Series 2004-11,
Cl. SM, (6.242)%, 1/17/30 4                          882,835             56,364
Series 2006-47,
Cl. SA, 14.941%, 8/16/36 4                         6,456,627            322,804
                                                               -----------------
                                                                        833,578

--------------------------------------------------------------------------------
NON-AGENCY--9.5%
--------------------------------------------------------------------------------
COMMERCIAL--7.9%
Asset Securitization Corp.,
Commercial Interest-Only Stripped
Mtg.-Backed Security,
Series 1997-D4,
Cl. PS1, 1.695%, 4/14/29 4                        14,558,053            642,335
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6,
Cl. A3, 7.546%, 11/13/29 2                         1,200,000          1,206,835
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43             2,100,000          2,045,355
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32             1,524,664          1,538,091
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                            1,165,132          1,165,314
--------------------------------------------------------------------------------
Capital Lease Funding
Securitization LP, Interest-Only
Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1,
(5.673)%, 6/22/24 4                               12,729,502            380,598
--------------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust 2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                              460,000            458,277
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Commercial Mtg. Obligations,
Series 2007-CD4,
Cl. A2B, 5.205%, 12/11/49 3                        1,510,000          1,483,262

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Deutsche Alt-A Securities
Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2,
Cl. A7, 5.961%, 6/25/36                        $   1,246,268   $      1,243,991
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08              384,516            384,258
--------------------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp., Commercial
Mtg. Obligations, Series 2005-C3,
Cl. A2, 4.853%, 7/10/45                            1,190,000          1,170,764
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3,
Cl. A2, 4.305%, 8/10/42                            1,460,000          1,423,213
Series 2005-GG5,
Cl. A2, 5.117%, 4/10/37                            1,290,000          1,276,481
Series 2007-GG9,
Cl. A2, 5.381%, 3/10/39 3                          1,530,000          1,513,311
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                              510,000            497,654
Series 2005-LDP4,
Cl. A2, 4.79%, 10/15/42                            1,720,000          1,686,546
Series 2007-LDPX,
Cl. A2S, 5.305%, 1/15/49                             590,000            580,576
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5,
Cl. A2, 4.885%, 9/15/30                            1,430,000          1,410,111
Series 2007-C1,
Cl. A2, 5.318%, 1/15/12                            1,700,000          1,679,197
--------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped
Mtg.-Backed Security,
Series 1998-C1,
Cl. IO, 5.628%, 2/18/30 4                         13,699,526            227,651
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 3                             287,619            222,905
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2              514,046            511,985
Series 2004-6, Cl. 10A1, 6%, 7/25/34               1,703,288          1,687,911
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                               857,094            854,214


                        8 | OPPENHEIMER CORE BOND FUND/VA

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                       $   1,432,811   $      1,423,852
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO
Pass-Through Certificates,
Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                2,178,103          2,173,221
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
(4.73)%, 5/18/32 4                               278,517,425            683,788
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                            2,520,000          2,480,924
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                             355,000            349,731
                                                               -----------------
                                                                     32,402,351

--------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR8 Trust,
Series 2005-AR8,
Cl. 2AB1, 5.57%, 7/25/45 2                           275,479            275,743
--------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 74.26%, 10/23/17 4              10,527              1,704
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 5.858%, 10/23/17 5              15,581             14,357
                                                               -----------------
                                                                         16,061

--------------------------------------------------------------------------------
RESIDENTIAL--1.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32            2,521,710          2,529,984
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34            2,290,725          2,308,924
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                               1,560,688          1,558,141

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL Continued
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR5 Trust,
Series 2005-AR5,
Cl. A1, 4.676%, 5/25/35 2                      $     110,423   $        110,475
                                                               -----------------
                                                                      6,507,524
                                                               -----------------
Total Mortgage-Backed Obligations
(Cost $293,318,727)                                                 289,917,577

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.2%
--------------------------------------------------------------------------------
U.S. Treasury Bonds,
4.50%, 5/15/17-2/15/36 7                           6,506,000          6,109,286
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 7                                  2,030,000          1,928,660
4.50%, 3/31/09-4/30/12 7                          12,885,000         12,658,949
4.75%, 5/31/12 7                                   2,113,000          2,097,155
4.875%, 5/31/09 7                                  2,797,000          2,797,003
                                                               -----------------
Total U.S. Government Obligations
(Cost $25,920,952)                                                   25,591,053

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--30.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.3%
--------------------------------------------------------------------------------
AUTOMOBILES--2.1%
DaimlerChrysler North America
Holding Corp.:
5.71% Nts., Series E, 3/13/09 2                      770,000            771,741
7.30% Nts., 1/15/12 7                                820,000            870,519
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%
Sr. Unsec. Nts., 9/15/10                           3,860,000          4,033,299
--------------------------------------------------------------------------------
General Motors Acceptance
Corp., 8% Bonds, 11/1/31 7                         1,660,000          1,702,073
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec.
Nts., 12/19/08 1                                   1,115,000          1,106,297
                                                               -----------------
                                                                      8,483,929

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Caesars Entertainment, Inc., 7.50%
Sr. Unsec. Nts., 9/1/09 3                          2,250,000          2,301,768
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11 3                             1,475,000          1,559,813
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr.
Sec. Nts., 10/1/09                                 2,415,000          2,405,944
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
7% Sr. Unsec. Unsub. Nts., 10/15/07 3                545,000            549,422
                                                               -----------------
                                                                      6,816,947

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Centex Corp., 5.80% Sr. Unsec.
Nts., 9/15/09                                      1,305,000          1,303,828


                        9 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12               $    1,200,000   $      1,126,997
6.125% Nts., 1/15/14                               1,035,000            993,488
8% Sr. Nts., 2/1/09                                  615,000            632,508
--------------------------------------------------------------------------------
Lennar Corp.,
7.625% Sr. Unsec. Nts., 3/1/09                     1,930,000          1,987,228
--------------------------------------------------------------------------------
Pulte Homes, Inc.,
4.875% Nts., 7/15/09 7                               825,000            812,101
--------------------------------------------------------------------------------
Standard Pacific Corp.,
5.125% Sr. Unsec. Unsub. Nts., 4/1/09                865,000            817,425
                                                               -----------------
                                                                      7,673,575

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625%
Nts., Series A, 5/15/08 3                            247,000            241,443
--------------------------------------------------------------------------------
MEDIA--5.7%
Belo Corp.,
8% Sr. Unsec. Unsub. Nts., 11/1/08                 2,805,000          2,881,246
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09                     1,265,000          1,327,313
--------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                        1,540,000          1,580,063
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                1,370,000          1,319,476
--------------------------------------------------------------------------------
Comcast Corp.,
6.45% Unsec. Nts., 3/15/37                         2,555,000          2,470,261
--------------------------------------------------------------------------------
Cox Enterprises, Inc.,
4.375% Nts., 5/1/08 1                              2,015,000          1,995,199
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.25% Sr. Unsec. Nts., 7/15/08                     1,535,000          1,550,350
--------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                     2,445,000          2,445,000
--------------------------------------------------------------------------------
Liberty Media Corp.,
7.875% Sr. Nts., 7/15/09                             480,000            500,303
--------------------------------------------------------------------------------
Liberty Media LLC,
7.75% Sr. Nts., 7/15/09                            1,840,000          1,913,138
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                           2,085,000          2,426,709
--------------------------------------------------------------------------------
Tribune Co.,
5.50% Nts., Series E, 10/6/08                      1,427,000          1,415,528
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                    1,270,000          1,263,650
3.875% Sr. Unsec. Nts., 10/15/08 3                   590,000            571,563
                                                               -----------------
                                                                     23,659,799

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dillard's, Inc.,
6.625% Unsec. Nts., 11/15/08 3                       515,000            518,863
--------------------------------------------------------------------------------
May Department Stores Co.,
7.90% Unsec. Debs., 10/15/07                         785,000            788,760
                                                               -----------------
                                                                      1,307,623

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Gap, Inc. (The):
6.90% Nts., 9/15/07                           $    1,620,000   $      1,629,453
9.80% Unsub. Nts., 12/15/08 2                        466,000            494,282
                                                               -----------------
                                                                      2,123,735

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.7%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31 7,8                    1,675,000          1,720,374
--------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                           1,141,000          1,384,203
--------------------------------------------------------------------------------
Kroger Co. (The),
5.50% Unsec. Unsub. Nts., 2/1/13 7                 2,065,000          2,013,451
                                                               -----------------
                                                                      5,118,028

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Earthgrains Co. (The),
6.50% Nts., 4/15/09                                  600,000            607,361
--------------------------------------------------------------------------------
Heinz (H.J.) Co.,
6.428% Bonds, 12/1/08 1                              280,000            282,888
--------------------------------------------------------------------------------
Sara Lee Corp.,
2.75% Unsec. Nts., 6/15/08                           845,000            821,951
                                                               -----------------
                                                                      1,712,200

--------------------------------------------------------------------------------
ENERGY--2.9%
--------------------------------------------------------------------------------
OIL & GAS--2.9%
Buckeye Partners LP,
4.625% Sr. Nts., 7/15/13                           2,255,000          2,110,044
--------------------------------------------------------------------------------
El Paso Corp.,
6.50% Sr. Unsec. Nts., 6/1/08                        390,000            393,697
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                     1,560,000          1,553,645
7.75% Sr. Unsec. Nts., 2/15/12                       180,000            193,219
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                     2,285,000          2,393,256
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 1                1,132,131          1,054,167
--------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                  900,000            905,927
7.625% Sr. Unsec. Nts., 2/15/12                      630,000            673,129
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                  390,000            390,315
--------------------------------------------------------------------------------
Williams Cos., Inc. (The),
Credit Linked Certificate
Trust, 6.75% Nts., 4/15/09 3                       2,330,000          2,364,950
                                                               -----------------
                                                                     12,032,349

--------------------------------------------------------------------------------
FINANCIALS--6.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34 7                       3,075,000          2,941,834


                       10 | OPPENHEIMER CORE BOND FUND/VA

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
Barclays Bank plc,
6.278% Perpetual Bonds 9                      $    3,850,000   $      3,501,267
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 1,9                                3,900,000          3,661,733
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                            3,000,000          2,909,352
--------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                2,485,000          2,448,721
                                                               -----------------
                                                                     12,521,073

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
SLM Corp., 4% Nts., 1/15/09                        1,670,000          1,605,162
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 1                             1,090,000          1,076,835
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                      1,235,000          1,199,668
                                                               -----------------
                                                                      2,276,503

--------------------------------------------------------------------------------
INSURANCE--1.9%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                      260,000            219,570
7.125% Sr. Unsec. Nts., 6/15/09                    1,145,000          1,174,214
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 12/1/34                               1,055,000            972,906
--------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 1                 2,400,000          2,905,788
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                 2,035,000          2,479,831
                                                               -----------------
                                                                      7,752,309

--------------------------------------------------------------------------------
HEALTH CARE--0.2%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.75% Sr. Nts., 9/1/10 7                  940,000            983,475
--------------------------------------------------------------------------------
INDUSTRIALS--0.4%
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Textron Financial Corp.,
6% Jr. Unsec. Sub. Nts., 2/15/67 1,2,7             1,015,000            957,613
--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Ryder System, Inc.,
5.95% Nts., 5/2/11                                   495,000            496,694
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec.
Unsub. Nts., 6/15/09                               1,580,000          1,614,781
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp.,
9.75% Sr. Unsec. Nts., 1/15/09 7                   2,830,000          2,994,714

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                $      250,000   $        250,313
7.875% Sr. Unsec. Nts., 9/1/11                     1,880,000          1,969,300
--------------------------------------------------------------------------------
Telecom Italia Capital SpA,
4% Unsec. Unsub. Nts., 1/15/10                     1,785,000          1,716,979
                                                               -----------------
                                                                      3,936,592

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                  1,955,000          1,955,854
--------------------------------------------------------------------------------
Rogers Wireless, Inc.,
9.625% Sr. Sec. Nts., 5/1/11                       1,780,000          2,004,645
                                                               -----------------
                                                                      3,960,499

--------------------------------------------------------------------------------
UTILITIES--2.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Monongahela Power Co.,
7.36% Unsec. Nts., Series A, 1/15/10               1,925,000          2,004,381
--------------------------------------------------------------------------------
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts., 8/1/09                     1,820,000          1,870,529
                                                               -----------------
                                                                      3,874,910

--------------------------------------------------------------------------------
ENERGY TRADERS--1.1%
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 2                   1,180,000          1,209,500
--------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 1,2                        1,695,000          1,696,144
6.125% Nts., 3/15/08                               1,430,000          1,433,308
                                                               -----------------
                                                                      4,338,952

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B, 9/1/10                   1,880,000          1,964,632
--------------------------------------------------------------------------------
PSEG Funding Trust I,
5.381% Nts., 11/16/07                              1,835,000          1,833,528
                                                               -----------------
                                                                      3,798,160
                                                               -----------------
Total Corporate Bonds and Notes
(Cost $123,909,622)                                                 123,222,899

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 10
(Cost $14,872)                                         5,408                277

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.28% 11,12
(Cost $17,882,412)                                17,882,412         17,882,412


                       11 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from
Securities Loaned)
(Cost $478,294,324)                                            $    471,415,178
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--7.2% 13
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.3%
Whitehawk CDO Funding Corp.,
5.41%, 9/17/07                                $    1,500,000          1,500,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.9%
Undivided interest of 0.38% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity
value of $3,501,573,542) with Bank of America NA,
5.395%, dated 6/29/07, to be repurchased at
$13,220,357 on 7/2/07, collateralized by
U.S. Agency Mortgages, 5%-5.50%,
8/1/33-3/1/35,
with a value of $3,570,000,000                    13,214,416         13,214,416

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 3% in joint repurchase agreement
(Principal Amount/Value $500,000,000,with a maturity
value of $500,225,625) with Barclays Capital, 5.415%,
dated 6/29/07, to be repurchased at $15,006,769
on 7/2/07, collateralized by Private Label
CMOs, 0%, 5/27/35-2/25/48,
with a value of $525,000,000                  $   15,000,000   $     15,000,000
                                                               -----------------

                                                                     28,214,416
                                                               -----------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $29,714,416)                                                   29,714,416

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $508,008,740)                                    121.9%       501,129,594
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                  (21.9)       (90,154,482)
                                              ----------------------------------
NET ASSETS                                             100.0%  $    410,975,112
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,376,985 or 3.74% of the Fund's net assets as of June 30, 2007.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $14,871,335, which represents 3.62% of the Fund's net assets. See Note 9 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,146,073 or 4.17% of the Fund's net assets as of June 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,286,041 or 0.31% of the Fund's net assets as of June 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

7. Partial or fully-loaned security. See Note 10 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $513,545. See Note 6 of accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. Rate shown is the 7-day yield as of June 30, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS          SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           4,562,502   140,858,747   127,538,837      17,882,412

                                                                                             VALUE        DIVIDEND
                                                                                        SEE NOTE 1          INCOME
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $17,882,412        $326,158

13. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       12 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $490,126,328)                                                                   $  483,247,182
Affiliated companies (cost $17,882,412)                                                                          17,882,412
                                                                                                             ---------------
                                                                                                                501,129,594
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                131,281
----------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $503,482)                                                                      1,992,808
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $19,410,760 sold on a when-issued basis or forward commitment)                       20,623,659
Interest, dividends and principal paydowns                                                                        3,817,969
Shares of beneficial interest sold                                                                                1,649,154
Futures margins                                                                                                     154,021
Other                                                                                                                11,949
                                                                                                             ---------------
Total assets                                                                                                    529,510,435

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                       29,714,416
----------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $231,784)                                                                        987,227
----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $86,559,888 purchased on a when-issued basis or forward commitment)             87,608,188
Shares of beneficial interest redeemed                                                                               87,093
Shareholder communications                                                                                           70,725
Distribution and service plan fees                                                                                   34,328
Trustees' compensation                                                                                                9,705
Transfer and shareholder servicing agent fees                                                                         1,794
Other                                                                                                                21,847
                                                                                                             ---------------
Total liabilities                                                                                               118,535,323

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $  410,975,112
                                                                                                             ===============

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                   $       38,426
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                      445,606,552
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                 9,933,721
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (37,476,391)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                       (7,127,196)
                                                                                                             ---------------
NET ASSETS                                                                                                   $  410,975,112
                                                                                                             ===============

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$343,056,325 and 32,045,023 shares of beneficial interest outstanding)                                       $        10.71
----------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$67,918,787 and 6,380,817 shares of beneficial interest outstanding)                                         $        10.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                     $   11,117,401
----------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                                                 326,158
----------------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                           58,403
----------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                               34,900
                                                                                                             ---------------
Total investment income                                                                                          11,536,862

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                   1,393,598
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                   62,695
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                    5,048
Service shares                                                                                                        5,001
----------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                   30,649
Service shares                                                                                                        4,304
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                7,578
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           1,396
----------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                             750
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                28,463
                                                                                                             ---------------
Total expenses                                                                                                    1,539,482
Less reduction to custodian expenses                                                                                   (779)
Less waivers and reimbursements of expenses                                                                          (6,197)
                                                                                                             ---------------
Net expenses                                                                                                      1,532,506

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                            10,004,356

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                      (1,533,495)
Closing and expiration of futures contracts                                                                         306,092
Foreign currency transactions                                                                                           298
Swap contracts                                                                                                          184
                                                                                                             ---------------
Net realized loss                                                                                                (1,226,921)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                      (4,088,243)
Futures contracts                                                                                                  (702,594)
Swap contracts                                                                                                      207,738
                                                                                                             ---------------
Net change in unrealized depreciation                                                                            (4,583,099)

----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $    4,194,336
                                                                                                             ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | OPPENHEIMER CORE BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        SIX MONTHS            YEAR
                                                                                                             ENDED           ENDED
                                                                                                     JUNE 30, 2007    DECEMBER 31,
                                                                                                       (UNAUDITED)            2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $  10,004,356   $  19,887,682
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                       (1,226,921)     (1,856,406)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                   (4,583,099)      2,736,740
                                                                                                     ------------------------------
Net increase in net assets resulting from operations                                                     4,194,336      20,768,016

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                     (18,342,384)    (21,803,446)
Service shares                                                                                          (2,404,569)       (608,147)
                                                                                                     ------------------------------
                                                                                                       (20,746,953)    (22,411,593)

-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                      (9,542,435)    (61,099,902)
Service shares                                                                                          28,772,741      29,289,033
                                                                                                     ------------------------------
                                                                                                        19,230,306     (31,810,869)

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                                2,677,689     (33,454,446)
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                    408,297,423     441,751,869
                                                                                                     ------------------------------
End of period (including accumulated net investment income of $9,933,721
and $20,676,318, respectively)                                                                       $ 410,975,112   $ 408,297,423
                                                                                                     ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                          JUNE 30, 2007                                                              DECEMBER 31,
NON-SERVICE SHARES                          (UNAUDITED)             2006           2005         2004         2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   11.16        $   11.19      $   11.50    $   11.42    $   11.31       $   11.21
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .27 1            .53 1          .51 1        .43 1        .51             .65
Net realized and unrealized gain (loss)            (.15)             .03           (.23)         .18          .23             .27
Payment from affiliate                               --               --             --           --           --             .01
                                              --------------------------------------------------------------------------------------
Total from investment operations                    .12              .56            .28          .61          .74             .93
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.57)            (.59)          (.59)        (.53)        (.63)           (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   10.71        $   11.16      $   11.19    $   11.50    $   11.42       $   11.31
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
------------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 2                  1.09%            5.28%          2.59%        5.49%        6.78%           9.02%
Total return before payment from
affiliate 3                                         N/A              N/A            N/A          N/A          N/A            8.93%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 343,056        $ 367,106      $ 430,642    $ 504,244    $ 618,234       $ 724,787
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 357,141        $ 391,750      $ 466,033    $ 552,293    $ 691,931       $ 686,932
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from
affiliate                                          4.98%            4.83%          4.56%        3.82%        4.03%           5.91% 3
Net investment income after payment from
affiliate                                           N/A              N/A            N/A          N/A          N/A            6.07%
Total expenses                                     0.73% 5,6,7      0.77% 5,6      0.76% 7      0.75% 7      0.73% 7         0.73% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              45% 8           114% 8         111% 8        95% 8       101%            157%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2007      0.73%
      Year Ended December 31, 2006        0.77

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007             $   402,110,270      $   379,092,649
Year Ended December 31, 2006                 1,168,229,255        1,270,329,129
Year Ended December 31, 2005                 2,420,041,493        2,423,498,913
Year Ended December 31, 2004                 2,841,348,053        2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER CORE BOND FUND/VA

                                             SIX MONTHS                                                                    YEAR
                                                  ENDED                                                                   ENDED
                                          JUNE 30, 2007                                                            DECEMBER 31,
SERVICE SHARES                              (UNAUDITED)             2006          2005         2004        2003          2002 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   11.10         $  11.15      $  11.47     $  11.39     $ 11.30         $ 10.46
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .25 2            .49 2         .47 2        .40 2       .43             .11
Net realized and unrealized gain (loss)            (.15)             .03          (.22)         .18         .28             .72
Payment from affiliate                               --               --            --           --          --             .01
                                              --------------------------------------------------------------------------------------
Total from investment operations                    .10              .52           .25          .58         .71             .84
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.56)            (.57)         (.57)        (.50)       (.62)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   10.64         $  11.10      $  11.15     $  11.47     $ 11.39         $ 11.30
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
------------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 3                  0.87%            4.93%         2.33%        5.22%       6.56%           8.03%
Total return before payment from
affiliate 4                                         N/A              N/A           N/A          N/A         N/A            7.94%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $  67,919         $ 41,191      $ 11,110     $  3,505     $ 3,835         $ 2,435
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  50,715         $ 21,265      $  7,213     $  3,002     $ 3,903         $   834
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income before payment from
affiliate                                          4.72%            4.56%         4.29%        3.55%       3.73%           4.37% 4
Net investment income after payment from
affiliate                                           N/A              N/A           N/A          N/A         N/A            5.04%
Total expenses                                     0.99% 6,7,8      1.06% 6,7     1.03% 8      0.99% 8     0.98% 8         0.98% 8,9
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              45% 10          114% 10       111% 10       95% 10     101%            157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2007      0.99%
      Year Ended December 31, 2006        1.06

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Reduction to custodian expenses less than 0.005%.

9. Voluntary waiver of transfer agent fees less than 0.005%.

10. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007             $   402,110,270      $   379,092,649
Year Ended December 31, 2006                 1,168,229,255        1,270,329,129
Year Ended December 31, 2005                 2,420,041,493        2,423,498,913
Year Ended December 31, 2004                 2,841,348,053        2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased


                       18 | OPPENHEIMER CORE BOND FUND/VA

$86,559,888 of securities issued on a when-issued basis or forward commitment and sold $19,410,760 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists


                       19 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $37,458,211 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to reset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes post-October losses of $206,945 and unused capital loss carryforwards as follows:

                   EXPIRING
                   ----------------------------
                   2010             $29,885,554
                   2013                  57,295
                   2014               6,081,496
                                    -----------
                   Total            $36,024,345
                                    ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                       20 | OPPENHEIMER CORE BOND FUND/VA

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2007      YEAR ENDED DECEMBER 31, 2006
                                                        SHARES         AMOUNT             SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   683,753   $  7,507,968            953,894   $ 10,320,632
Dividends and/or distributions reinvested            1,704,683     18,342,384          2,058,871     21,803,446
Redeemed                                            (3,236,338)   (35,392,787)        (8,604,369)   (93,223,980)
                                                    ------------------------------------------------------------
Net decrease                                          (847,902)  $ (9,542,435)        (5,591,604)  $(61,099,902)
                                                    ============================================================

----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 2,498,589   $ 26,943,503          2,826,656   $ 30,522,972
Dividends and/or distributions reinvested              224,516      2,404,569             57,590        608,147
Redeemed                                               (53,024)      (575,331)          (170,116)    (1,842,086)
                                                    ------------------------------------------------------------
Net increase                                         2,670,081   $ 28,772,741          2,714,130   $ 29,289,033
                                                    ============================================================


                       21 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $ 97,395,657   $106,882,638
U.S. government and government agency obligations      81,397,856     62,943,824
To Be Announced (TBA) mortgage-related securities     402,110,270    379,092,649

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE FOR MAY 1, 2007 TO JUNE 30, 2007
                ---------------------------------------------
                Up to $1 billion                0.60%
                Over $1 billion                 0.50

                FEE SCHEDULE FOR DEC. 31, 2006 TO APRIL 30, 2007
                ------------------------------------------------
                Up to $200 million              0.75%
                Next $200 million               0.72
                Next $200 million               0.69
                Next $200 million               0.66
                Next $200 million               0.60
                Over $1 billion                 0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,977 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $6,197 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated


                       22 | OPPENHEIMER CORE BOND FUND/VA
in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds           9/19/07         413      $ 44,500,750        $(520,687)
U.S. Treasury Nts., 5 yr.          9/28/07         191        19,878,922         (104,837)
                                                                                ----------
                                                                                 (625,524)
                                                                                ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          9/28/07         598       121,861,188          165,166
U.S. Treasury Nts., 10 yr.         9/19/07         263        27,799,922          (58,007)
                                                                                ----------
                                                                                  107,159
                                                                                ----------
                                                                                $(518,365)
                                                                                ==========


                       23 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain(loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                             BUY/SELL  NOTIONAL                               PREMIUM
                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY               REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                           Beazer Homes
                           USA, Inc.                             Sell   $   570       2.1000%     6/20/08    $     --  $    (7,392)
                           Capmark Financial
                           Group, Inc.                           Sell       950       1.0000      6/20/12          --        2,753
                           Lear Corp.                            Sell     1,605       1.0000      6/20/08          --        4,402
                           Toys R US, Inc.                       Sell     1,000       1.4500      9/20/08          --       (7,557)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                           Belo Corp.                             Buy     3,065       0.9000      6/20/13          --       37,070
                           CDX North America
                           High Yield Index                       Buy     1,045       2.7500      6/20/12       2,068       20,176
                           CDX North America
                           High Yield Index                       Buy     4,730       2.7500      6/20/14      85,698      218,278
                           CDX North America
                           High Yield Index                       Buy     1,890       2.7500      6/20/14      27,261       87,219
                           CDX North America
                           High Yield Index                      Sell     4,730       2.7500      6/20/12      26,639      (91,323)
                           CDX North America
                           High Yield Index                      Sell     1,890       2.7500      6/20/12      15,264      (36,491)
                           Freescale
                           Semiconductor, Inc.                   Sell       975       0.6000      3/20/08          --       (6,605)
                           Freescale
                           Semiconductor, Inc.                   Sell     1,085       0.7500      3/20/08          --       (6,149)
                           Rite Aid Corp.                        Sell     1,595       0.8750      6/20/08          --      (10,042)


                       24 | OPPENHEIMER CORE BOND FUND/VA

                                                             BUY/SELL  NOTIONAL                               PREMIUM
                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY               REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued                  Univision
                           Communications, Inc.                  Sell   $   490       0.7500%     3/20/08    $     --  $    (3,057)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Abitibi-Consolidated
                           Co. of Canada                         Sell     1,630       1.5200      9/20/07          --       (1,091)
                           Allied Waste North
                           America, Inc.                         Sell       630       2.0000      9/20/09          --        4,251
                           Allied Waste North
                           America, Inc.                         Sell       990       2.0000      9/20/09          --        6,681
                           Bombardier, Inc.                      Sell       500       0.9000      9/20/07          --          750
                           CDX North America
                           High Yield Index                       Buy     1,935       2.7500      6/20/12     (18,060)      32,113
                           CDX North America
                           High Yield Index                       Buy     4,730       2.7500      6/20/14      92,695      225,198
                           CDX North America
                           High Yield Index                       Buy     4,710       2.7500      6/20/14      79,089      224,246
                           CDX North America
                           High Yield Index                       Buy     2,790       2.7500      6/20/14      36,968      132,833
                           CDX North America
                           High Yield Index                      Sell     4,730       2.7500      6/20/12      22,599      (93,117)
                           CDX North America
                           High Yield Index                      Sell     4,710       2.7500      6/20/12      29,830      (92,723)
                           CDX North America
                           High Yield Index                      Sell     4,745       2.7500      6/20/12      33,380      (93,412)
                           CDX North America
                           High Yield Index                      Sell     2,790       2.7500      6/20/12      25,808      (54,926)
                           CDX.NA.IG.7                            Buy     3,600       0.4000     12/20/11         370       (3,255)
                           Dillard's, Inc.                       Sell       420       0.7500      9/20/08          --          168
                           Dow Jones
                           CDX North America
                           Crossover Index                        Buy     4,745       2.7500      6/20/14      73,383      225,912
                           Eastman Kodak Co.                     Sell     1,390       1.0000     12/20/08          --          282
                           Levi Strauss & Co.                    Sell       935       1.0000      9/20/08          --          471
                           Levi Strauss & Co.                    Sell       700       0.9000      9/20/08          --           --
                           Tenet Healthcare Corp.                Sell     1,635       1.6000      3/20/09          --       (2,578)
                           Weyerhaeuser Co.                       Buy     2,010       0.5800      9/20/11          --      (17,793)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                           Capmark Financial Group, Inc.         Sell     1,035       0.9500      6/20/12          --       (2,500)
                           First Data Corp.                      Sell     1,020       1.1500      9/20/08          --           --
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                           ArvinMeritor, Inc.                    Sell       555       1.0500      9/20/07          --          399
                           ArvinMeritor, Inc.                    Sell       445       1.1000      9/20/07          --          377
                           Beazer Homes USA, Inc.                Sell     1,040       2.1500      6/20/08          --      (22,134)
                           Bombardier, Inc.                      Sell       555       1.0500      9/20/07          --        1,208
                           Bombardier, Inc.                      Sell       550       1.0000      9/20/07          --        1,127
                           CDX North America
                           High Yield Index                       Buy     4,650       2.7500      6/20/14      66,876      215,562
                           CDX North America
                           High Yield Index                       Buy     4,340       2.7500      6/20/14      57,504      201,191
                           CDX North America
                           High Yield Index                      Sell     4,650       2.7500      6/20/12      37,749      (88,803)
                           CDX North America
                           High Yield Index                      Sell     4,340       2.7500      6/20/12      40,145      (82,883)


                       25 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                             BUY/SELL  NOTIONAL                               PREMIUM
                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY               REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.: Continued
                           CountrywideHome
                           Loans, Inc.                           Sell   $ 3,070       0.4200%     6/20/09  $       --  $     1,536
                           El Paso Corp.                         Sell     2,050       0.5200      3/20/10          --       (5,851)
                           Ford Motor Co.                         Buy     2,065       5.4000     12/20/08          --      (92,362)
                           Ford Motor Co.                         Buy       980       5.3000     12/20/08          --      (42,434)
                           Ford Motor Co.                        Sell     2,065       7.1500     12/20/16          --      123,409
                           Ford Motor Co.                        Sell       980       7.0500     12/20/16          --       53,478
                           General Motors Corp.                   Buy     1,035       4.0000     12/20/08          --      (28,824)
                           General Motors Corp.                   Buy     1,000       3.9500     12/20/08          --      (27,134)
                           General Motors Corp.                  Sell     1,035       5.8000     12/20/16          --       66,625
                           General Motors Corp.                  Sell     1,000       5.7500     12/20/16          --       61,556
                           Inco Ltd.                              Buy     1,030       0.7000      3/20/17          --      (17,478)
                           Inco Ltd.                              Buy     1,015       0.6300      3/20/17          --      (11,951)
                           J.C. Penney Co., Inc.                 Sell     2,005       0.6100      6/20/13          --       (6,821)
                           K. Hovnanian Enterprises, Inc.        Sell       500       1.8500      6/20/08          --       (2,061)
                           K. Hovnanian Enterprises, Inc.        Sell       500       1.8500      6/20/08          --       (2,061)
                           Kroger Co. (The)                       Buy     2,065       0.4775      6/20/12          --       (7,420)
                           Tribune Co.                           Sell     1,000       1.0000      6/20/08          --      (18,999)
                           Vale Overseas Ltd.                    Sell     1,030       1.1700      3/20/17          --       22,555
                           Vale Overseas Ltd.                    Sell     1,015       1.1000      3/20/17          --       16,892
                                                                                                           -------------------------
                                                                                                           $  735,266  $ 1,001,491
                                                                                                           =========================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                        NOTIONAL              PAID BY          RECEIVED BY     TERMINATION
SWAP COUNTERPARTY         AMOUNT             THE FUND             THE FUND            DATE     VALUE
-----------------------------------------------------------------------------------------------------
                                                          If positive, the
                                     If negative, the      Total Return of
                                       absolute value      the Lehman CMBS
                                        of the Lehman      Index plus 27.5
Deutsche Bank AG      $4,800,000          CMBS Index.        basis points.         11/1/07      $ --


                       26 | OPPENHEIMER CORE BOND FUND/VA

                            NOTIONAL              PAID BY             RECEIVED BY   TERMINATION
SWAP COUNTERPARTY             AMOUNT             THE FUND                THE FUND          DATE    VALUE
---------------------------------------------------------------------------------------------------------
                                                                 If positive, the
                                         If negative, the          absolute value
                                           absolute value      of Lehman Brothers
                                       of Lehman Brothers        U.S. CMBS Index:
Goldman Sachs                            U.S. CMBS Index:           Aggregate AAA
Capital Markets LP        $4,030,000       Aggregate AAA.   plus 15 basis points.        9/1/07   $1,705
---------------------------------------------------------------------------------------------------------
                                                                 If positive, the
                                         If negative, the         Total Return of
                                           absolute value         the Lehman CMBS
Lehman Brothers Special                     of the Lehman         Index plus 32.5
Financing, Inc.            4,410,000          CMBS Index.           basis points.       11/1/07    2,385
                                                                                                  -------
                                                                                                  $4,090
                                                                                                  =======

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $32,778,579, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $33,310,571 was received for the loans, $29,714,416 of which was received in cash and subsequently invested in approved investments or held as cash. In addition, collateral of $3,596,155 was also received in the form of securities.


                       27 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       28 | OPPENHEIMER CORE BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       29 | OPPENHEIMER CORE BOND FUND/VA



OPPENHEIMER MIDCAP FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Non-Service shares Actual              $ 1,000.00   $ 1,077.70   $ 3.61
--------------------------------------------------------------------------------
Non-Service shares Hypothetical          1,000.00     1,021.32     3.51
--------------------------------------------------------------------------------
Service shares Actual                    1,000.00     1,076.10     5.00
--------------------------------------------------------------------------------
Service shares Hypothetical              1,000.00     1,019.98     4.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.70%
----------------------------------------
Service shares                 0.97

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                         5 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.2%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
ITT Educational Services, Inc. 1                       93,600   $    10,986,768
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Las Vegas Sands Corp. 1                               152,500        11,649,475
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.9%
GameStop Corp., Cl. A 1                               237,900         9,301,890
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                           823,924        30,114,422
--------------------------------------------------------------------------------
Tiffany & Co.                                         472,400        25,065,544
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                  228,500        11,893,425
                                                                ----------------
                                                                     76,375,281

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Coach, Inc. 1                                         138,000         6,539,820
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                        297,200        29,158,292
                                                                ----------------
                                                                     35,698,112

--------------------------------------------------------------------------------
ENERGY--5.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Cameron International Corp. 1                         133,200         9,519,804
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                     144,000         6,472,800
--------------------------------------------------------------------------------
Smith International, Inc.                             291,700        17,105,288
                                                                ----------------
                                                                     33,097,892

--------------------------------------------------------------------------------
OIL & GAS--2.5%
Murphy Oil Corp.                                      271,700        16,149,848
--------------------------------------------------------------------------------
Range Resources Corp.                                 298,900        11,181,849
                                                                ----------------
                                                                     27,331,697

--------------------------------------------------------------------------------
FINANCIALS--13.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Affiliated Managers Group, Inc. 1                     185,800        23,923,608
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                          84,600        11,844,000
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                 241,500         6,515,670
                                                                ----------------
                                                                     42,283,278

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
East West Bancorp, Inc.                               378,500        14,716,080
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                               346,000        16,479,980
                                                                ----------------
                                                                     31,196,060

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Chicago Mercantile Exchange (The)                      13,000         6,946,680
--------------------------------------------------------------------------------
INSURANCE--3.0%
AMBAC Financial Group, Inc.                           137,100        11,953,749
--------------------------------------------------------------------------------
Philadelphia Consolidated
Holding Co. 1                                         505,500        21,129,900
                                                                ----------------
                                                                     33,083,649

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--3.6%
CB Richard Ellis Group, Inc., Cl. A 1                 525,420   $    19,177,830
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                              176,400        20,021,400
                                                                ----------------
                                                                     39,199,230

--------------------------------------------------------------------------------
HEALTH CARE--19.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.7%
Bard (C.R.), Inc.                                     412,600        34,093,138
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                            232,200        21,973,086
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       164,400         4,598,268
--------------------------------------------------------------------------------
Kyphon, Inc. 1                                         79,100         3,808,665
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        216,900         9,220,419
                                                                ----------------
                                                                     73,693,576

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.1%
Coventry Health Care, Inc. 1                          507,975        29,284,759
--------------------------------------------------------------------------------
Laboratory Corp. of America
Holdings 1                                            132,700        10,385,102
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                250,500        13,384,215
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    155,800         5,872,102
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                          95,300         8,625,603
                                                                ----------------
                                                                     67,551,781

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.2%
Cerner Corp. 1                                        441,000        24,462,270
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.6%
Covance, Inc. 1                                       493,700        33,848,072
--------------------------------------------------------------------------------
Techne Corp. 1                                        102,600         5,869,746
                                                                ----------------
                                                                     39,717,818

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Shire Pharmaceuticals Group plc,
ADR                                                    97,100         7,198,023
--------------------------------------------------------------------------------
INDUSTRIALS--14.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Rockwell Collins, Inc.                                432,800        30,572,992
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
C.H. Robinson Worldwide, Inc.                         174,900         9,185,748
--------------------------------------------------------------------------------
Expeditors International of
Washington, Inc.                                      169,400         6,996,220
                                                                ----------------
                                                                     16,181,968

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.6%
Corrections Corp. of America 1                         61,400         3,874,954
--------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                159,600        16,435,608
--------------------------------------------------------------------------------
Robert Half International, Inc.                        95,730         3,494,145
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    618,400        27,494,064
                                                                ----------------
                                                                     51,298,771


                         6 | OPPENHEIMER MIDCAP FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Rockwell Automation, Inc.                             142,700   $     9,909,088
--------------------------------------------------------------------------------
MACHINERY--2.3%
Joy Global, Inc.                                      378,100        22,054,573
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                              49,100         3,946,658
                                                                ----------------
                                                                     26,001,231

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.6%
Fastenal Co.                                          695,700        29,122,002
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Research in Motion Ltd. 1                              33,400         6,679,666
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Network Appliance, Inc. 1                             477,200        13,934,240
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Agilent Technologies, Inc. 1                          288,700        11,097,628
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                 349,300        12,452,545
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                             649,500        20,913,900
                                                                ----------------
                                                                     44,464,073

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Digital River, Inc. 1                                 331,000        14,977,750
--------------------------------------------------------------------------------
IT SERVICES--4.5%
Cognizant Technology
Solutions Corp. 1                                      63,800         4,790,742
--------------------------------------------------------------------------------
Fidelity National Information
Services, Inc.                                         72,700         3,946,156
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        178,400        10,133,120
--------------------------------------------------------------------------------
SAIC, Inc. 1                                          763,300        13,792,831
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                             482,500        17,008,125
                                                                ----------------
                                                                     49,670,974

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
FormFactor, Inc. 1                                    337,300        12,918,590
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            701,600        25,987,264
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1                                     64,650         2,589,879
                                                                ----------------
                                                                     41,495,733

--------------------------------------------------------------------------------
SOFTWARE--8.7%
Activision, Inc. 1                                    190,700         3,560,369
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         620,600        24,712,292
--------------------------------------------------------------------------------
Ansys, Inc. 1                                         286,600         7,594,900
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      272,900        12,848,132

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Citrix Systems, Inc. 1                                364,500   $    12,272,715
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                        398,550        27,240,893
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                187,800         8,049,108
                                                                ----------------
                                                                     96,278,409

--------------------------------------------------------------------------------
MATERIALS--5.6%
--------------------------------------------------------------------------------
CHEMICALS--3.6%
Ecolab, Inc.                                          619,300        26,444,110
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                   311,600        13,295,972
                                                                ----------------
                                                                     39,740,082

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Vulcan Materials Co.                                   72,200         8,269,788
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Allegheny Technologies, Inc.                           55,300         5,799,864
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                               251,900         8,035,610
                                                                ----------------
                                                                     13,835,474

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Crown Castle International Corp. 1                    161,760         5,867,035
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  155,500        12,555,069
                                                                ----------------
                                                                     18,422,104

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Questar Corp.                                         150,500         7,953,925
                                                                ----------------
Total Common Stocks (Cost $872,221,961)                           1,079,279,860

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D 1,2,3 (Cost $7,346,317)               1,147,862                --

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28% 3,4
(Cost $35,003,700)                                 35,003,700        35,003,700

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $914,571,978)                                     100.8%    1,114,283,560
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.8)       (8,798,363)
                                                 -------------------------------
NET ASSETS                                              100.0%  $ 1,105,485,197
                                                 ===============================


                         7 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                 SHARES         GROSS         GROSS          SHARES
                                                                      DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                1,147,862            --            --       1,147,862
Oppenheimer Institutional Money Market Fund, Cl. E                           19,997,273   250,016,166   235,009,739      35,003,700

                                                                                                              VALUE        DIVIDEND
                                                                                                         SEE NOTE 1          INCOME
------------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                                          $        --     $        --
Oppenheimer Institutional Money Market Fund, Cl. E                                                       35,003,700         637,056

4. Rate shown is the 7-day yield as of June 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $872,221,961)                                                         $ 1,079,249,860
Affiliated companies (cost $42,350,017)                                                                 35,033,700
                                                                                                   ----------------
                                                                                                     1,114,283,560
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         2,193
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                         658,546
Interest and dividends                                                                                     314,054
Other                                                                                                       18,993
                                                                                                   ----------------
Total assets                                                                                         1,115,277,346

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                    8,744,612
Shares of beneficial interest redeemed                                                                     824,157
Shareholder communications                                                                                 150,176
Distribution and service plan fees                                                                          31,184
Trustees' compensation                                                                                      14,875
Transfer and shareholder servicing agent fees                                                                1,892
Other                                                                                                       25,253
                                                                                                   ----------------
Total liabilities                                                                                        9,792,149

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 1,105,485,197
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                         $        20,187
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           1,412,244,392
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                           (452,315)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (506,038,649)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                             199,711,582
                                                                                                   ----------------
NET ASSETS                                                                                         $ 1,105,485,197
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$1,054,577,561 and 19,244,697 shares of beneficial interest outstanding)                           $         54.80
-------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$50,907,636 and 942,544 shares of beneficial interest outstanding)                                 $         54.01

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                            $   2,837,630
Affiliated companies                                                    637,056
--------------------------------------------------------------------------------
Interest                                                                    449
                                                                  --------------
Total investment income                                               3,475,135

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,713,982
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                       60,751
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                        5,113
Service shares                                                            4,998
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       73,863
Service shares                                                            3,414
--------------------------------------------------------------------------------
Trustees' compensation                                                   13,828
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,632
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    36,401
                                                                  --------------
Total expenses                                                        3,916,732
Less reduction to custodian expenses                                       (178)
Less waivers and reimbursements of expenses                             (12,179)
                                                                  --------------
Net expenses                                                          3,904,375

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (429,240)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                    143,044,205
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (59,852,711)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  82,762,254
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER MIDCAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       SIX MONTHS              YEAR
                                                                                                            ENDED             ENDED
                                                                                                    JUNE 30, 2007      DECEMBER 31,
                                                                                                      (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                               $      (429,240)  $      (641,546)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                     143,044,205       123,157,163
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 (59,852,711)      (84,577,802)
                                                                                                  ----------------------------------
Net increase in net assets resulting from operations                                                   82,762,254        37,937,815

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                    (79,391,340)     (210,102,500)
Service shares                                                                                            174,327         9,672,618
                                                                                                  ----------------------------------
                                                                                                      (79,217,013)     (200,429,882)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                               3,545,241      (162,492,067)
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                 1,101,939,956     1,264,432,023
                                                                                                  ----------------------------------
End of period (including accumulated net investment loss of $452,315 and $23,075, respectively)   $ 1,105,485,197   $ 1,101,939,956
                                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER MIDCAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                              YEAR
                                        ENDED                                                                             ENDED
                                JUNE 30, 2007                                                                      DECEMBER 31,
NON-SERVICE SHARES                (UNAUDITED)               2006             2005           2004            2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                            $     50.85        $     49.39      $     43.97    $     36.71     $     29.23    $     40.72
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                      (.02) 1            (.02) 1          (.12) 1        (.15) 1         (.15)          (.10)
Net realized and unrealized
gain (loss)                              3.97               1.48             5.54           7.41            7.63         (11.16)
                                  -------------------------------------------------------------------------------------------------
Total from investment
operations                               3.95               1.46             5.42           7.26            7.48         (11.26)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     --                 --               --             --              --           (.23)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $     54.80        $     50.85      $     49.39    $     43.97     $     36.71    $     29.23
                                  =================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  7.77%              2.96%           12.33%         19.78%          25.59%        (27.79)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $ 1,054,577        $ 1,054,809      $ 1,227,881    $ 1,209,459     $ 1,113,743    $   979,919
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                        $ 1,059,241        $ 1,135,831      $ 1,177,979    $ 1,124,874     $ 1,041,584    $ 1,240,435
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment loss                     (0.07)%            (0.04)%          (0.26)%        (0.39)%         (0.43)%        (0.29)%
Total expenses                           0.70% 4,5,6        0.69% 4,5        0.69% 6        0.69% 6         0.70% 6        0.68% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    57%                56%              32%            53%            154%            54%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

                    Six Months Ended June 30, 2007     0.70%
                    Year Ended December 31, 2006       0.69

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         12 | OPPENHEIMER MIDCAP FUND/VA

                                              SIX MONTHS                                                                  YEAR
                                                   ENDED                                                                 ENDED
                                           JUNE 30, 2007                                                          DECEMBER 31,
SERVICE SHARES                               (UNAUDITED)           2006         2005         2004         2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  50.19     $    48.87     $  43.64     $  36.54     $  29.13        $  40.70
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.09) 1        (.16) 1      (.25) 1      (.27) 1        -- 2           .16
Net realized and unrealized gain (loss)             3.91           1.48         5.48         7.37         7.41          (11.53)
                                                ---------------------------------------------------------------------------------
Total from investment operations                    3.82           1.32         5.23         7.10         7.41          (11.37)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  --             --           --           --           --            (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  54.01     $    50.19     $  48.87     $  43.64     $  36.54        $  29.13
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  7.61%          2.70%       11.99%       19.43%       25.44%         (28.05)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 50,908     $   47,131     $ 36,551     $ 24,151     $ 11,698        $    144
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 49,026     $   44,273     $ 28,798     $ 17,579     $  3,858        $     72
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.34)%        (0.33)%      (0.54)%      (0.68)%      (0.72)%         (0.56)%
Total expenses                                      0.97% 5        0.97% 5      0.97%        0.99%        0.95%           1.55%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                            0.97%          0.97%        0.97%        0.99%        0.95%           0.98%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%            56%          32%          53%         154%             54%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

                    Six Months Ended June 30, 2007     0.97%
                    Year Ended December 31, 2006       0.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         13 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                         14 | OPPENHEIMER MIDCAP FUND/VA

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $505,751,549 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $143,044,205 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $104,242,991 of capital loss carryfor-ward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

      EXPIRING
      -----------------------
      2009       $418,570,932
      2010        230,224,822
                 ------------
      Total      $648,795,754
                 ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                         15 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                       SHARES           AMOUNT       SHARES            AMOUNT
----------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                  760,230   $   40,227,529    1,908,858    $   96,341,176
Redeemed                           (2,257,673)    (119,618,869)  (6,030,134)     (306,443,676)
                                   -----------------------------------------------------------
Net decrease                       (1,497,443)  $  (79,391,340)  (4,121,276)   $ (210,102,500)
                                   ===========================================================

----------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                   90,240   $    4,715,355      330,109    $   16,552,889
Redeemed                              (86,764)      (4,541,028)    (138,912)       (6,880,271)
                                   -----------------------------------------------------------
Net increase                            3,476   $      174,327      191,197    $    9,672,618
                                   ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                             PURCHASES            SALES
         --------------------------------------------------------------
         Investment securities            $621,310,972     $705,693,307


                         16 | OPPENHEIMER MIDCAP FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Next $700 million           0.60
                       Over $1.5 billion           0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,964 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $12,179 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and


                         17 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES Continued

reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                 ACQUISITION                VALUATION AS OF     UNREALIZED
SECURITY                                                DATE         COST     JUNE 30, 2007   DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D      10/17/00   $7,346,317               $--     $7,346,317

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         18 | OPPENHEIMER MIDCAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         19 | OPPENHEIMER MIDCAP FUND/VA



OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                     BEGINNING    ENDING       EXPENSES
                                     ACCOUNT      ACCOUNT      PAID DURING
                                     VALUE        VALUE        6 MONTHS ENDED
                                     (1/1/07)     (6/30/07)    JUNE 30, 2007
------------------------------------------------------------------------------
Non-Service shares Actual            $ 1,000.00   $ 1,085.30   $  3.42
------------------------------------------------------------------------------
Non-Service shares Hypothetical        1,000.00     1,021.52      3.31
------------------------------------------------------------------------------
Service shares Actual                  1,000.00     1,084.20      4.71
------------------------------------------------------------------------------
Service shares Hypothetical            1,000.00     1,020.28      4.57
------------------------------------------------------------------------------
Class 3 Actual                         1,000.00     1,085.30      3.42
------------------------------------------------------------------------------
Class 3 Hypothetical                   1,000.00     1,021.52      3.31
------------------------------------------------------------------------------
Class 4 Actual                         1,000.00     1,084.00      4.71
------------------------------------------------------------------------------
Class 4 Hypothetical                   1,000.00     1,020.28      4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Non-Service shares            0.66%
---------------------------------------
Service shares                0.91
---------------------------------------
Class 3                       0.66
---------------------------------------
Class 4                       0.91

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
--------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Bayerische Motoren Werke AG                           635,930   $    41,021,078
--------------------------------------------------------------------------------
Porsche AG, Preference                                 18,103        32,251,903
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    459,300        28,960,570
                                                                ----------------
                                                                    102,233,551

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Carnival Corp.                                        999,400        48,740,738
--------------------------------------------------------------------------------
International Game Technology                         575,700        22,855,290
--------------------------------------------------------------------------------
McDonald's Corp.                                      549,400        27,887,544
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                       125,831         4,397,793
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                246,800         4,096,880
                                                                ----------------
                                                                    107,978,245

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Koninklijke (Royal) Philips
Electronics NV                                      1,128,100        47,823,690
--------------------------------------------------------------------------------
Sony Corp.                                          1,033,800        53,148,865
                                                                ----------------
                                                                    100,972,555

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                             520,600         8,435,306
--------------------------------------------------------------------------------
MEDIA--5.1%
Citadel Broadcasting Corp.                             82,824           534,215
--------------------------------------------------------------------------------
Dish TV India Ltd. 1                                2,397,922         6,285,672
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                  241,300        11,536,553
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                    1,543,296        42,610,403
--------------------------------------------------------------------------------
Pearson plc                                         1,104,328        18,599,770
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       3,040,840         9,217,376
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                      9,396,210        28,376,554
--------------------------------------------------------------------------------
Walt Disney Co. (The)                               1,078,500        36,819,990
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                        2,085,150         3,252,844
--------------------------------------------------------------------------------
WPP Group plc                                       1,371,500        20,516,947
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                  4,170,300        30,458,916
--------------------------------------------------------------------------------
Zee News Ltd. 1                                     1,885,392         2,128,332
                                                                ----------------
                                                                    210,337,572

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
H&M Hennes & Mauritz AB, Cl. B                      1,317,200        77,864,458
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         663,000        39,108,527
--------------------------------------------------------------------------------
Tiffany & Co.                                         783,300        41,561,898
                                                                ----------------
                                                                    158,534,883

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Bulgari SpA                                         1,284,618        20,602,538
--------------------------------------------------------------------------------
Burberry Group plc                                  1,299,628        17,758,976
--------------------------------------------------------------------------------
Coach, Inc. 1                                         296,000        14,027,440

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
LVMH Moet Hennessey Louis
Vuitton                                               471,570   $    54,350,271
--------------------------------------------------------------------------------
Tod's SpA                                             115,389        10,327,772
                                                                ----------------
                                                                    117,066,997

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Companhia de Bebidas das
Americas, ADR, Preference                             453,815        31,767,050
--------------------------------------------------------------------------------
Diageo plc                                          1,101,407        22,935,842
--------------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                       7,491,300        29,366,090
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                     3,449,300        18,789,402
                                                                ----------------
                                                                    102,858,384

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Seven & I Holdings Co. Ltd.                           431,053        12,323,302
--------------------------------------------------------------------------------
Tesco plc                                           3,919,983        32,815,527
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 743,300        35,760,163
                                                                ----------------
                                                                     80,898,992

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               3,006,164        40,902,756
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co.                                 452,200        29,325,170
--------------------------------------------------------------------------------
Hindustan Unilever Ltd.                             3,934,500        18,229,866
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                 951,648        52,108,457
                                                                ----------------
                                                                     99,663,493

--------------------------------------------------------------------------------
ENERGY--5.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Technip SA                                            597,970        49,340,464
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    507,800        53,816,644
                                                                ----------------
                                                                    103,157,108

--------------------------------------------------------------------------------
OIL & GAS--3.3%
BP plc, ADR                                           437,669        31,573,442
--------------------------------------------------------------------------------
Chevron Corp.                                         354,244        29,841,515
--------------------------------------------------------------------------------
Husky Energy, Inc.                                    607,815        50,040,249
--------------------------------------------------------------------------------
Total SA                                              286,310        23,241,738
                                                                ----------------
                                                                    134,696,944

--------------------------------------------------------------------------------
FINANCIALS--14.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Credit Suisse Group                                   770,953        54,679,221
--------------------------------------------------------------------------------
Morgan Stanley                                        515,600        43,248,528
--------------------------------------------------------------------------------
Northern Trust Corp.                                  597,300        38,370,552
                                                                ----------------
                                                                    136,298,301


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
BNP Paribas SA                                         91,750   $    10,930,528
--------------------------------------------------------------------------------
HSBC Holdings plc                                   2,091,487        38,116,035
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        236,450        11,621,518
--------------------------------------------------------------------------------
Resona Holdings, Inc.                                   5,213        12,438,759
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                     4,837,479        61,178,839
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               200,478        37,046,029
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                   3,015        28,160,406
                                                                ----------------
                                                                    199,492,114

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                687,700        17,745,389
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Investor AB, B Shares                                 936,738        24,236,280
--------------------------------------------------------------------------------
INSURANCE--5.1%
ACE Ltd.                                              397,571        24,856,139
--------------------------------------------------------------------------------
AFLAC, Inc.                                           195,800        10,064,120
--------------------------------------------------------------------------------
Allianz SE                                            237,151        55,399,963
--------------------------------------------------------------------------------
American International Group, Inc.                    290,500        20,343,715
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                       6,110        22,026,550
--------------------------------------------------------------------------------
Manulife Financial Corp.                              559,426        20,922,349
--------------------------------------------------------------------------------
Prudential plc                                      2,472,137        35,205,176
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                255,900        21,569,811
                                                                ----------------
                                                                    210,387,823

--------------------------------------------------------------------------------
HEALTH CARE--7.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
3SBio, Inc., ADS 1                                    168,800         1,627,232
--------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1                        302,500         4,135,175
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     186,300        14,095,458
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               822,720        31,896,854
--------------------------------------------------------------------------------
InterMune, Inc. 1                                     271,600         7,045,304
--------------------------------------------------------------------------------
NicOx SA 1                                            212,570         5,163,179
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                     176,802         3,168,292
--------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                              170,256         1,670,211
--------------------------------------------------------------------------------
Theravance, Inc. 1                                    271,000         8,672,000
                                                                ----------------
                                                                     77,473,705

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Boston Scientific Corp. 1                           1,736,053        26,631,053
--------------------------------------------------------------------------------
Medtronic, Inc.                                       269,500        13,976,270
--------------------------------------------------------------------------------
Smith & Nephew plc                                  1,688,877        20,899,753
                                                                ----------------
                                                                     61,507,076

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Affymetrix, Inc. 1                                    322,800         8,034,492
--------------------------------------------------------------------------------
Nektar Therapeutics 1                                 314,361         2,983,286
                                                                ----------------
                                                                     11,017,778

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
Chugai Pharmaceutical Co. Ltd.                        647,500   $    11,648,426
--------------------------------------------------------------------------------
Johnson & Johnson                                     148,300         9,138,246
--------------------------------------------------------------------------------
Novartis AG                                           341,694        19,233,257
--------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                139,600        15,233,522
--------------------------------------------------------------------------------
Roche Holding AG                                      266,433        47,263,460
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     463,505        37,427,560
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,224,000        19,981,645
                                                                ----------------
                                                                    159,926,116

--------------------------------------------------------------------------------
INDUSTRIALS--10.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                            286,600        27,559,456
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                                   833,734        40,194,316
--------------------------------------------------------------------------------
European Aeronautic Defence &
Space Co. 2                                         1,247,910        40,422,912
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 236,100        22,224,093
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                261,900        20,394,153
--------------------------------------------------------------------------------
Raytheon Co.                                          432,900        23,328,981
                                                                ----------------
                                                                    174,123,911

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Assa Abloy AB, Cl. B                                  935,085        20,624,915
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Experian Group Ltd.                                   646,239         8,141,704
--------------------------------------------------------------------------------
Secom Co. Ltd.                                        419,000        19,771,695
                                                                ----------------
                                                                     27,913,399

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                  856,200        40,070,160
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                456,700        39,636,993
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                              1,447,000        14,369,699
--------------------------------------------------------------------------------
Siemens AG                                            623,739        89,527,673
                                                                ----------------
                                                                    143,534,365

--------------------------------------------------------------------------------
MACHINERY--1.0%
Fanuc Ltd.                                            104,500        10,795,858
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      89,299        33,347,573
                                                                ----------------
                                                                     44,143,431

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.1%
Cisco Systems, Inc. 1                                 621,100        17,297,635
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,742,100        44,510,655
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            2,164,200        54,472,914
--------------------------------------------------------------------------------
Tandberg ASA                                        1,020,150        22,691,937
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                           38,566,000       153,842,076
                                                                ---------------
                                                                    292,815,217


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Benq Corp. 1                                       11,647,000   $      4,412,011
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hoya Corp.                                            850,600         28,152,247
--------------------------------------------------------------------------------
Keyence Corp.                                          82,640        18,075,088
--------------------------------------------------------------------------------
Kyocera Corp.                                         203,700        21,739,029
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         522,200        39,228,854
--------------------------------------------------------------------------------
Nidec Corp.                                           138,200         8,126,441
                                                                ----------------
                                                                    115,321,659

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                        1,826,400        58,773,552
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        263,300         7,143,329
                                                                ----------------
                                                                     65,916,881

--------------------------------------------------------------------------------
IT SERVICES--2.1%
Automatic Data Processing, Inc.                       903,100        43,773,257
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                             896,126        42,468,293
                                                                ----------------
                                                                     86,241,550

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                           269,450        15,822,323
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.1%
Advanced Micro Devices, Inc. 1                      2,378,000        34,005,400
--------------------------------------------------------------------------------
Altera Corp.                                        1,173,000        25,958,490
--------------------------------------------------------------------------------
Cree, Inc. 1                                          821,900        21,246,115
--------------------------------------------------------------------------------
Linear Technology Corp.                               493,096        17,840,213
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       964,165        32,212,753
--------------------------------------------------------------------------------
MediaTek, Inc.                                      2,692,700        41,947,983
--------------------------------------------------------------------------------
Samsung Electronics Co.                                37,722        23,110,518
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                             11,326,176        24,433,332
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR                           947,413        10,544,707
--------------------------------------------------------------------------------
Xilinx, Inc.                                          783,700        20,979,649
                                                                ----------------
                                                                    252,279,160

--------------------------------------------------------------------------------
SOFTWARE--5.5%
Adobe Systems, Inc. 1                               1,009,463        40,529,939
--------------------------------------------------------------------------------
Enix Corp.                                            542,500        13,702,944
--------------------------------------------------------------------------------
Intuit, Inc. 1                                      1,232,100        37,061,568
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,121,000        62,505,870
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      71,000        26,006,904
--------------------------------------------------------------------------------
SAP AG                                                907,185        46,485,788
                                                                ----------------
                                                                    226,293,013

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--0.5%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                         150,600   $    10,841,694
--------------------------------------------------------------------------------
Syngenta AG                                            47,067         9,177,124
                                                                ----------------
                                                                     20,018,818

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
KDDI Corp.                                              5,409        40,108,971
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,368,460        37,427,381
--------------------------------------------------------------------------------
Vodafone Group plc                                 26,214,532        88,332,830
                                                                ----------------
                                                                    165,869,182

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                            840,200        26,240,260
                                                                ----------------
Total Common Stocks
(Cost $2,578,049,125)                                             3,987,461,623

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E,
5.28% 3,4 (Cost $102,276,994)                     102,276,994       102,276,994
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $2,680,326,119)                                     4,089,738,617

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.6% 5
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 1.78% in joint
repurchase agreement (Principal
Amount/Value $1,320,000,000, with
a maturity value of $1,320,596,750)
with Nomura Securities, 5.425%,
dated 6/29/07, to be repurchased at
$23,452,150 on 7/2/07, collateralized
by Private Label CMOs, 0%-6.75%,
10/25/21-1/25/47, with a value of
$1,386,000,000 (Cost $23,441,552)                 $23,441,552        23,441,552

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,703,767,671)                                    99.9%    4,113,180,169
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.1         3,729,125
                                                  ------------------------------
NET ASSETS                                              100.0%  $ 4,116,909,294
                                                  ==============================


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 6 of accompanying Notes.

3. Rate shown is the 7-day yield as of June 30, 2007.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                               SHARES         GROSS          GROSS          SHARES
                                                                    DECEMBER 31, 2006     ADDITIONS     REDUCTIONS   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                         51,475,095   242,791,918    191,990,019     102,276,994

                                                                                                             VALUE        DIVIDEND
                                                                                                        SEE NOTE 1          INCOME
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                    $102,276,994      $1,800,292

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                  VALUE    PERCENT
---------------------------------------------------------------------
United States                               $1,483,163,908     36.1%
United Kingdom                                 480,944,350     11.7
Japan                                          434,373,022     10.6
Sweden                                         276,567,729      6.7
Germany                                        264,686,405      6.4
France                                         217,499,769      5.3
Switzerland                                    130,353,062      3.2
India                                          114,445,441      2.8
Korea, Republic of South                        93,885,472      2.3
Mexico                                          90,765,895      2.2
The Netherlands                                 88,246,602      2.1
Taiwan                                          81,338,033      2.0
Brazil                                          71,961,366      1.7
Canada                                          70,962,598      1.7
Cayman Islands                                  46,425,950      1.1
Spain                                           39,108,527      1.0
Italy                                           30,930,310      0.8
Finland                                         26,240,260      0.6
Norway                                          22,691,937      0.6
Denmark                                         15,233,522      0.4
Hong Kong                                       14,369,699      0.3
Singapore                                        9,217,376      0.2
Jersey, Channel Islands                          8,141,704      0.2
China                                            1,627,232      0.0
                                            --------------------------
Total                                       $4,113,180,169    100.0%
                                            ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,601,490,677)                                                          $4,010,903,175
Affiliated companies (cost $102,276,994)                                                                 102,276,994
                                                                                                      ---------------
                                                                                                       4,113,180,169
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         276,728
---------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $3,641,864)                                                                 3,637,576
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                        19,002,710
Interest and dividends                                                                                     7,493,977
Other                                                                                                         46,561
                                                                                                      ---------------
Total assets                                                                                           4,143,637,721

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                23,441,552
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                     1,927,940
Distribution and service plan fees                                                                           794,569
Shareholder communications                                                                                   345,486
Trustees' compensation                                                                                        37,097
Investments purchased                                                                                          4,227
Transfer and shareholder servicing agent fees                                                                  3,992
Other                                                                                                        173,564
                                                                                                      ---------------
Total liabilities                                                                                         26,728,427

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $4,116,909,294
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                            $      110,412
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                             2,595,251,370
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         26,852,774
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                            85,237,525
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                     1,409,457,213
                                                                                                      ---------------
NET ASSETS                                                                                            $4,116,909,294
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$2,369,130,177 and 63,409,047 shares of beneficial interest outstanding)                              $        37.36
---------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$1,219,275,622 and 32,895,498 shares of beneficial interest outstanding)                              $        37.07
---------------------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$402,840,621 and 10,719,039 shares of beneficial interest outstanding)                                $        37.58
---------------------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$125,662,874 and 3,388,832 shares of beneficial interest outstanding)                                 $        37.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,582,019)   $  54,976,553
Affiliated companies                                                          1,800,292
----------------------------------------------------------------------------------------
Interest                                                                         16,578
----------------------------------------------------------------------------------------
Portfolio lending fees                                                        2,246,618
                                                                          --------------
Total investment income                                                      59,040,041

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              12,094,906
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                1,348,439
Class 4 shares                                                                  147,675
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                5,290
Service shares                                                                    5,128
Class 3 shares                                                                    5,044
Class 4 shares                                                                    5,008
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              142,950
Service shares                                                                   67,461
Class 3 shares                                                                   24,636
Class 4 shares                                                                    7,350
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     302,636
----------------------------------------------------------------------------------------
Trustees' compensation                                                           37,727
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                            72,657
                                                                          --------------
Total expenses                                                               14,267,657
Less reduction to custodian expenses                                             (3,494)
Less waivers and reimbursements of expenses                                     (34,377)
                                                                          --------------
Net expenses                                                                 14,229,786

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        44,810,255

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  92,400,135
Foreign currency transactions                                                 3,524,221
                                                                          --------------
Net realized gain                                                            95,924,356
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $1,587)                    172,271,674
Translation of assets and liabilities denominated in foreign currencies       8,877,697
                                                                          --------------
Net change in unrealized appreciation                                       181,149,371

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 321,883,982
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SIX MONTHS              YEAR
                                                                                                  ENDED             ENDED
                                                                                          JUNE 30, 2007      DECEMBER 31,
                                                                                            (UNAUDITED)              2006
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   44,810,255    $   40,843,985
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            95,924,356       202,740,034
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       181,149,371       316,441,660
                                                                                         ---------------------------------
Net increase in net assets resulting from operations                                        321,883,982       560,025,679

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                          (30,881,671)      (22,390,271)
Service shares                                                                              (12,491,101)       (5,586,912)
Class 3 shares                                                                               (5,291,097)       (3,732,415)
Class 4 shares                                                                               (1,330,580)         (875,877)
                                                                                         ---------------------------------
                                                                                            (49,994,449)      (32,585,475)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                         (112,256,514)     (116,956,054)
Service shares                                                                              (52,238,025)      (34,605,939)
Class 3 shares                                                                              (19,263,594)      (19,539,725)
Class 4 shares                                                                               (5,788,329)       (5,424,732)
                                                                                         ---------------------------------
                                                                                           (189,546,462)     (176,526,450)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                           24,665,790       (44,482,210)
Service shares                                                                              211,304,862       340,074,365
Class 3 shares                                                                               (1,275,963)       12,707,608
Class 4 shares                                                                                8,865,724        13,427,523
                                                                                         ---------------------------------
                                                                                            243,560,413       321,727,286

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Total increase                                                                              325,903,484       672,641,040
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       3,791,005,810     3,118,364,770
                                                                                         ---------------------------------
End of period (including accumulated net investment income of $26,852,774 and
$32,036,968, respectively)                                                               $4,116,909,294    $3,791,005,810
                                                                                         =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                                YEAR
                                        ENDED                                                                               ENDED
                                JUNE 30, 2007                                                                        DECEMBER 31,
NON-SERVICE SHARES                (UNAUDITED)               2006              2005           2004           2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    36.79         $    33.38        $    29.51     $    25.08     $    17.70       $    22.84
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .43 1              .43 1             .32 1          .26 1          .19              .16
Net realized and unrealized
gain (loss)                              2.47               5.20              3.85           4.49           7.34            (5.19)
                                   -------------------------------------------------------------------------------------------------
Total from investment
operations                               2.90               5.63              4.17           4.75           7.53            (5.03)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                   (.50)              (.36)             (.30)          (.32)          (.15)            (.11)
Distributions from net
realized gain                           (1.83)             (1.86)               --             --             --               --
                                   -------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders           (2.33)             (2.22)             (.30)          (.32)          (.15)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    37.36         $    36.79        $    33.38     $    29.51     $    25.08       $    17.70
                                   =================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  8.53%             17.69%            14.31%         19.16%         43.02%          (22.13)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $2,369,130         $2,297,315        $2,124,413     $2,518,867     $2,280,752       $1,549,993
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $2,319,200         $2,189,511        $2,123,523     $2,451,188     $1,751,226       $1,776,289
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    2.36%              1.27%             1.08%          1.01%          0.99%            0.80%
Total expenses                           0.66% 4,5,6        0.66% 4,5,6       0.67% 5        0.66% 5        0.67% 5          0.67% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     7%                21%               35%            30%            34%              34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007           0.66%
Year Ended December 31, 2006             0.66

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                           JUNE 30, 2007                                                             DECEMBER 31,
SERVICE SHARES                               (UNAUDITED)            2006            2005        2004        2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    36.49        $  33.16        $  29.33    $  24.96    $  17.61          $ 22.78
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .39 1           .33 1           .24 1       .20 1       .12              .12
Net realized and unrealized gain (loss)             2.46            5.16            3.84        4.46        7.36            (5.19)
                                              --------------------------------------------------------------------------------------
Total from investment operations                    2.85            5.49            4.08        4.66        7.48            (5.07)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.44)           (.30)           (.25)       (.29)       (.13)            (.10)
Distributions from net realized gain               (1.83)          (1.86)             --          --          --               --
                                              --------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (2.27)          (2.16)           (.25)       (.29)       (.13)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    37.07        $  36.49        $  33.16    $  29.33    $  24.96          $ 17.61
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  8.42%          17.36%          14.06%      18.88%      42.86%          (22.37)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,219,276        $983,558        $557,284    $346,403    $168,739          $52,830
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,088,909        $750,499        $413,849    $247,490    $ 91,800          $34,847
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               2.17%           0.98%           0.79%       0.77%       0.68%            0.51%
Total expenses                                      0.91% 4,5,6     0.91% 4,5,6     0.92% 5     0.91% 5     0.93% 5          0.90% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                7%             21%             35%         30%         34%              34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          0.91%
Year Ended December 31, 2006            0.91

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                       SIX MONTHS                                                          YEAR
                                                            ENDED                                                         ENDED
                                                    JUNE 30, 2007                                                  DECEMBER 31,
CLASS 3 SHARES                                        (UNAUDITED)            2006            2005         2004           2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  36.99        $  33.55        $  29.65     $  25.19         $  17.55
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .43 2           .43 2           .32 2        .26 2            .07
Net realized and unrealized gain                             2.49            5.23            3.88         4.52             7.57
                                                         -------------------------------------------------------------------------
Total from investment operations                             2.92            5.66            4.20         4.78             7.64
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.50)           (.36)           (.30)        (.32)              --
Distributions from net realized gain                        (1.83)          (1.86)             --           --               --
                                                         -------------------------------------------------------------------------
Total dividends and distributions to shareholders           (2.33)          (2.22)           (.30)        (.32)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  37.58        $  36.99        $  33.55     $  29.65         $  25.19
                                                         =========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           8.53%          17.69%          14.34%       19.19%           43.53%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $402,840        $395,901        $346,064     $265,044         $147,576
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $399,460        $369,406        $296,252     $199,388         $ 80,579
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        2.36%           1.26%           1.06%        1.00%            0.73%
Total expenses                                               0.66% 5,6,7     0.66% 5,6,7     0.67% 6      0.66% 6          0.68% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         7%             21%             35%          30%              34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007               0.66%
Year Ended December 31, 2006                 0.66

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                              YEAR
                                                            ENDED                                             ENDED
                                                    JUNE 30, 2007                                      DECEMBER 31,
CLASS 4 SHARES                                        (UNAUDITED)             2006            2005           2004 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  36.49         $  33.15         $ 29.35          $ 25.21
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                       .38              .34             .24              .09
Net realized and unrealized gain                             2.46             5.16            3.84             4.05
                                                         ------------------------------------------------------------
Total from investment operations                             2.84             5.50            4.08             4.14
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.42)            (.30)           (.28)              --
Distributions from net realized gain                        (1.83)           (1.86)             --               --
                                                         ------------------------------------------------------------

Total dividends and distributions to shareholders           (2.25)           (2.16)           (.28)              --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  37.08         $  36.49         $ 33.15          $ 29.35
                                                         ============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           8.40%           17.40%          14.05%           16.42%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $125,663         $114,232         $90,604          $37,384
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $119,181         $100,973         $61,380          $19,774
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        2.12%            1.00%           0.79%            0.53%
Total expenses                                               0.91% 5,6,7      0.91% 5,6,7     0.93% 6          0.94% 6
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         7%              21%             35%              30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007               0.91%
Year Ended December 31, 2006                 0.91

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                   17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal


                   18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2007     YEAR ENDED DECEMBER 31, 2006
                                                      SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                               2,762,883   $  101,119,633       6,575,899   $  223,540,908
Dividends and/or distributions reinvested          4,207,472      143,138,185       4,267,881      139,346,325
Redeemed                                          (6,004,480)    (219,592,028)    (12,034,584)    (407,369,443)
                                                  -------------------------------------------------------------
Net increase (decrease)                              965,875   $   24,665,790      (1,190,804)  $  (44,482,210)
                                                  =============================================================


                   19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                               SIX MONTHS ENDED JUNE 30, 2007     YEAR ENDED DECEMBER 31, 2006
                                                      SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               5,463,468   $  198,588,181      11,801,332   $  396,822,488
Dividends and/or distributions reinvested          1,916,197       64,729,126       1,238,609       40,192,851
Redeemed                                          (1,436,450)     (52,012,445)     (2,895,139)     (96,940,974)
                                                  ---------------------------------------------------------------
Net increase                                       5,943,215   $  211,304,862      10,144,802   $  340,074,365
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                 261,620   $    9,623,088       1,146,143   $   39,045,508
Dividends and/or distributions reinvested            717,554       24,554,691         708,868       23,272,140
Redeemed                                            (962,732)     (35,453,742) 1   (1,466,336)     (49,610,040) 2
                                                  ---------------------------------------------------------------
Net increase (decrease)                               16,442   $   (1,275,963)        388,675   $   12,707,608
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                                 217,953   $    7,901,353         850,052   $   28,652,172
Dividends and/or distributions reinvested            210,681        7,118,909         194,164        6,300,609
Redeemed                                            (170,171)      (6,154,538) 1     (646,862)     (21,525,258) 2
                                                  ---------------------------------------------------------------
Net increase                                         258,463   $    8,865,724         397,354   $   13,427,523
                                                  ===============================================================

1. Net of redemption fees of $8,900 and $2,212 for Class 3 and Class 4, respectively.

2. Net of redemption fees of $22,231 and $22,178 for Class 3 and Class 4, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                              PURCHASES                   SALES
--------------------------------------------------------------------------------
Investment securities                      $287,936,098            $306,504,107

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

   FEE SCHEDULE
   ---------------------------------
   Up to $200 million          0.75%
   Next $200 million           0.72
   Next $200 million           0.69
   Next $200 million           0.66
   Over $800 million           0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $19,969 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                   20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") for Service shares and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services and personal service and account maintenance for the Fund's Service shares and Class 4 shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. The impact of the Service Plan is to increase operating expenses of the Service shares and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $34,377 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $22,426,545, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $23,441,552 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


                   21 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS) No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   22 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   23 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING       EXPENSES
                                   ACCOUNT       ACCOUNT      PAID DURING
                                   VALUE         VALUE        6 MONTHS ENDED
                                   (1/1/07)      (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Non-Service shares Actual          $ 1,000.00    $1,093.80    $3.43
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00     1,021.52     3.31
--------------------------------------------------------------------------------
Service shares Actual                1,000.00     1,092.30     4.78
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00     1,020.23     4.62

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares        0.66%
------------------------------------
Service shares            0.92

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Las Vegas Sands Corp. 1                               365,800   $    27,943,462
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     534,100        14,014,784
                                                                ----------------
                                                                     41,958,246

--------------------------------------------------------------------------------
MEDIA--2.2%
Comcast Corp., Cl. A Special, Non-Vtg. 1            1,201,450        33,592,542
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1          1,184,000        13,935,680
                                                                ----------------
                                                                     47,528,222

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.7%
J.C. Penney Co., Inc. (Holding Co.)                   407,800        29,516,564
--------------------------------------------------------------------------------
Target Corp.                                          441,600        28,085,760
                                                                ----------------
                                                                     57,602,324

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Staples, Inc.                                       1,227,100        29,119,083
--------------------------------------------------------------------------------
Tiffany & Co.                                         241,000        12,787,460
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  559,400        15,383,500
                                                                ----------------
                                                                     57,290,043

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Polo Ralph Lauren Corp., Cl. A                        271,100        26,597,621
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
--------------------------------------------------------------------------------
BEVERAGES--1.4%
Fomento Economico Mexicano SA de
CV, UBD                                             2,483,800         9,736,560
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         321,100        20,823,335
                                                                ----------------
                                                                     30,559,895

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                                563,900        32,999,428
--------------------------------------------------------------------------------
Sysco Corp.                                           458,470        15,124,925
                                                                ----------------
                                                                     48,124,353

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Cadbury Schweppes plc                               1,326,530        18,049,159
--------------------------------------------------------------------------------
Nestle SA                                              71,120        27,011,601
                                                                ----------------
                                                                     45,060,760

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Reckitt Benckiser plc                                 487,710        26,705,059
--------------------------------------------------------------------------------
ENERGY--7.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Schlumberger Ltd.                                     546,100        46,385,734
--------------------------------------------------------------------------------
Smith International, Inc.                             532,800        31,243,392
                                                                ----------------
                                                                     77,629,126

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--3.5%
Kinder Morgan Management LLC 1                        184,495   $     9,575,291
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            487,100        28,193,348
--------------------------------------------------------------------------------
Range Resources Corp.                                 446,640        16,708,802
--------------------------------------------------------------------------------
XTO Energy, Inc.                                      328,400        19,736,840
                                                                ----------------
                                                                     74,214,281

--------------------------------------------------------------------------------
FINANCIALS--11.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.6%
Blackstone Group LP (The) 1                            97,300         2,847,971
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                  216,984         5,168,559
--------------------------------------------------------------------------------
Franklin Resources, Inc.                              116,000        15,366,520
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       137,900        29,889,825
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      213,500        21,004,130
--------------------------------------------------------------------------------
Northern Trust Corp.                                  259,000        16,638,160
--------------------------------------------------------------------------------
UBS AG                                                494,197        29,542,626
                                                                ----------------
                                                                    120,457,791

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Chicago Mercantile Exchange (The)                      60,300        32,221,908
--------------------------------------------------------------------------------
INSURANCE--3.8%
American International Group, Inc.                    496,350        34,759,391
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The)                                            159,900        15,751,749
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            311,600        30,296,868
                                                                ----------------
                                                                     80,808,008

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
CB Richard Ellis Group, Inc., Cl. A 1                 519,550        18,963,575
--------------------------------------------------------------------------------
HEALTH CARE--12.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Celgene Corp. 1                                       313,300        17,961,489
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     279,900        21,177,234
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               451,600        17,508,532
                                                                ----------------
                                                                     56,647,255

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bard (C.R.), Inc.                                      85,990         7,105,354
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                              401,700        16,666,533
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        202,160         8,593,822
                                                                ----------------
                                                                     32,365,709

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Medco Health Solutions, Inc. 1                        289,800        22,601,502
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                221,340        11,826,196
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     355,800        28,403,514
                                                                ----------------
                                                                     62,831,212


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.0%
Covance, Inc. 1                                       221,327   $    15,174,179
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                      550,180        28,455,310
                                                                ----------------
                                                                     43,629,489

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Allergan, Inc.                                        222,700        12,836,428
--------------------------------------------------------------------------------
Roche Holding AG                                      176,605        31,328,564
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 341,800        10,404,392
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   479,000         7,819,614
--------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc                       592,980        14,697,814
                                                                ----------------
                                                                     77,086,812

--------------------------------------------------------------------------------
INDUSTRIALS--9.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.9%
Boeing Co.                                            418,820        40,273,731
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA,
ADR                                                   301,200        14,520,852
--------------------------------------------------------------------------------
General Dynamics Corp.                                278,000        21,745,160
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  32,900         3,096,877
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                135,010         9,537,106
--------------------------------------------------------------------------------
United Technologies Corp.                             524,700        37,216,971
                                                                ----------------
                                                                    126,390,697

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Corporate Executive Board Co. (The)                   280,150        18,184,537
--------------------------------------------------------------------------------
Robert Half International, Inc.                       136,560         4,984,440
                                                                ----------------
                                                                     23,168,977

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
ABB Ltd.                                              841,617        18,938,602
--------------------------------------------------------------------------------
MACHINERY--0.6%
Joy Global, Inc.                                      219,880        12,825,600
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                          477,400        19,983,964
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--32.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.7%
Cisco Systems, Inc. 1                               2,519,400        70,165,290
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,523,800        38,933,090
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   169,500        13,661,700
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        614,100        26,645,799
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                             170,600        34,118,294
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                         579,500        23,116,255
                                                                ----------------
                                                                    206,640,428

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple, Inc. 1                                         358,300        43,726,932
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,798,400        32,551,040
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             644,700        18,825,240
                                                                ----------------
                                                                     95,103,212

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.8%
eBay, Inc. 1                                        1,077,000   $    34,657,860
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 142,000        74,319,960
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        520,100        14,110,313
                                                                ----------------
                                                                    123,088,133

--------------------------------------------------------------------------------
IT SERVICES--3.1%
Affiliated Computer Services, Inc.,
Cl. A 1                                               479,150        27,177,388
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       502,020        24,332,909
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                201,100        15,100,599
                                                                ----------------
                                                                     66,610,896

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
ASML Holding NV 1                                     533,100        14,633,595
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               796,600        23,300,550
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            470,000        17,408,800
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                      180,040         3,734,030
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               312,400        11,755,612
                                                                ----------------
                                                                     70,832,587

--------------------------------------------------------------------------------
SOFTWARE--5.9%
Activision, Inc. 1                                    334,400         6,243,248
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                 608,200        24,419,230
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         629,040        25,048,373
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      592,200        27,880,776
--------------------------------------------------------------------------------
Microsoft Corp.                                       716,100        21,103,467
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       612,600        13,648,728
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                205,100         8,790,586
                                                                ----------------
                                                                    127,134,408

--------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------
CHEMICALS--3.5%
Monsanto Co.                                          668,100        45,123,474
--------------------------------------------------------------------------------
Praxair, Inc.                                         426,300        30,689,337
                                                                ----------------
                                                                     75,812,811

--------------------------------------------------------------------------------
METALS & MINING--0.5%
Allegheny Technologies, Inc.                           93,110         9,765,377
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.5%
America Movil SAB de CV, ADR,
Series L                                              323,100        20,009,583
--------------------------------------------------------------------------------
American Tower Corp. 1                                567,900        23,851,800
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                    466,700        16,927,209
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  188,000        15,179,120
                                                                ----------------
                                                                     75,967,712
                                                                ----------------

Total Common Stocks
(Cost $1,608,919,786)                                             2,110,545,093


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.28% 2,3 (Cost $6,895,904)                  6,895,904   $     6,895,904

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,615,815,690)                                    98.8%    2,117,440,997
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           1.2        25,761,446
                                                 -------------------------------
NET ASSETS                                              100.0%  $ 2,143,202,443
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of June 30, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS          GROSS          SHARES
                                                     DECEMBER 31, 2006     ADDITIONS     REDUCTIONS   JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          15,177,546   125,567,446    133,849,088       6,895,904

                                                                                              VALUE        DIVIDEND
                                                                                         SEE NOTE 1          INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $  6,895,904      $  425,570

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,608,919,786)                                                 $  2,110,545,093
Affiliated companies (cost $6,895,904)                                                              6,895,904
                                                                                             -----------------
                                                                                                2,117,440,997
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                   52,247
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   51,762,386
Interest and dividends                                                                              1,147,409
Shares of beneficial interest sold                                                                    955,548
Other                                                                                                  27,912
                                                                                             -----------------
Total assets                                                                                    2,171,386,499

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              24,101,276
Shares of beneficial interest redeemed                                                              3,437,685
Distribution and service plan fees                                                                    311,834
Shareholder communications                                                                            272,484
Trustees' compensation                                                                                 21,641
Transfer and shareholder servicing agent fees                                                           2,121
Other                                                                                                  37,015
                                                                                             -----------------
Total liabilities                                                                                  28,184,056

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  2,143,202,443
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $         47,489
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      1,838,530,788
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                     366,104
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                   (197,365,269)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                 501,623,331
                                                                                             -----------------
NET ASSETS                                                                                   $  2,143,202,443
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,634,945,088 and 36,163,893 shares of beneficial interest outstanding)       $          45.21
--------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $508,257,355 and 11,324,794 shares of beneficial interest outstanding)         $          44.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $402,506)     $  8,822,897
Affiliated companies                                                           425,570
---------------------------------------------------------------------------------------
Interest                                                                         2,539
---------------------------------------------------------------------------------------
Portfolio lending fees                                                          15,676
                                                                          -------------
Total investment income                                                      9,266,682

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              6,687,133
---------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             604,666
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               5,259
Service shares                                                                   5,073
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                             120,781
Service shares                                                                  36,373
---------------------------------------------------------------------------------------
Trustees' compensation                                                          21,833
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     21,497
---------------------------------------------------------------------------------------
Administration service fees                                                        750
---------------------------------------------------------------------------------------
Other                                                                           45,222
                                                                          -------------
Total expenses                                                               7,548,587
Less reduction to custodian expenses                                              (589)
Less waivers and reimbursements of expenses                                     (8,067)
                                                                          -------------
Net expenses                                                                 7,539,931

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        1,726,751

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 89,314,367
Foreign currency transactions                                                1,233,982
                                                                          -------------
Net realized gain                                                           90,548,349
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 97,219,005
Translation of assets and liabilities denominated in foreign currencies     (1,039,359)
                                                                          -------------
Net change in unrealized appreciation                                       96,179,646

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $188,454,746
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SIX MONTHS             YEAR
                                                                                                  ENDED            ENDED
                                                                                          JUNE 30, 2007     DECEMBER 31,
                                                                                            (UNAUDITED)             2006
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $    1,726,751   $    2,413,546
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            90,548,349       29,967,822
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        96,179,646      123,054,073
                                                                                         --------------------------------
Net increase in net assets resulting from operations                                        188,454,746      155,435,441

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (3,712,463)      (6,085,308)
Service shares                                                                                  (46,654)        (772,510)
                                                                                         --------------------------------
                                                                                             (3,759,117)      (6,857,818)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                         (105,705,446)    (169,765,856)
Service shares                                                                                2,105,708       49,160,827
                                                                                         --------------------------------
                                                                                           (103,599,738)    (120,605,029)

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                               81,095,891       27,972,594
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,062,106,552    2,034,133,958
                                                                                         --------------------------------
End of period (including accumulated net investment income of $366,104 and $2,398,470,
respectively)                                                                            $2,143,202,443   $2,062,106,552
                                                                                         ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 SIX MONTHS                                                                                  YEAR
                                      ENDED                                                                                 ENDED
                              JUNE 30, 2007                                                                          DECEMBER 31,
NON-SERVICE SHARES              (UNAUDITED)               2006               2005           2004            2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $    41.43         $    38.52         $    36.99     $    34.70      $    26.62       $    36.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                   .05 1              .07 1              .18 1          .35 1,2         .12              .11
Net realized and
unrealized gain (loss)                 3.83               2.98               1.68           2.05            8.07            (9.89)
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                             3.88               3.05               1.86           2.40            8.19            (9.78)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                      (.10)              (.14)              (.33)          (.11)           (.11)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $    45.21         $    41.43         $    38.52     $    36.99      $    34.70       $    26.62
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 3                          9.38%              7.95%              5.10%          6.93%          30.94%          (26.86)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $1,634,945         $1,598,967         $1,652,282     $1,770,273      $1,715,240       $1,338,769
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                   $1,619,979         $1,615,352         $1,658,910     $1,708,511      $1,468,297       $1,630,430
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income                  0.22%              0.17%              0.47%          0.99% 2         0.39%            0.35%
Total expenses                         0.66% 5,6,7        0.67% 5,6,7        0.66% 6        0.66% 6         0.67% 6          0.66% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  28%                47%                70%            44%             48%              32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007   0.66%
Year Ended December 31, 2006     0.67

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                 SIX MONTHS                                                                                YEAR
                                      ENDED                                                                               ENDED
                              JUNE 30, 2007                                                                        DECEMBER 31,
SERVICE SHARES                  (UNAUDITED)              2006              2005           2004            2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $  41.09          $  38.23          $  36.73       $  34.53        $  26.53          $ 36.56
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income
(loss)                                 (.01) 1           (.03) 1            .08 1          .29 1,2         .08              .20
Net realized and
unrealized gain (loss)                 3.80              2.96              1.69           1.99            8.02           (10.05)
                                   -------------------------------------------------------------------------------------------------
Total from investment
operations                             3.79              2.93              1.77           2.28            8.10            (9.85)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        -- 3            (.07)             (.27)          (.08)           (.10)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $  44.88          $  41.09          $  38.23       $  36.73        $  34.53          $ 26.53
                                   =================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 4                          9.23%             7.68%             4.87%          6.62%          30.69%          (27.09)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $508,257          $463,140          $381,852       $248,649        $119,699          $18,260
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $487,998          $426,539          $301,780       $184,273        $ 48,178          $ 6,263
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 5
Net investment income
(loss)                                (0.03)%           (0.08)%            0.20%          0.85% 2         0.14%            0.26%
Total expenses                         0.92% 6,7,8       0.92% 6,7,8       0.91% 7        0.91% 7         0.94% 7          0.81% 7,9
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  28%               47%               70%            44%             48%              32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007   0.92%
Year Ended December 31, 2006     0.92

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

9. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net


                  14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $192,393,163 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $90,548,349 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $28,826,516 of capital loss carryfor-ward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                         EXPIRING
                         -----------------------------
                         2010          $    54,487,309
                         2011              193,776,365
                         2013               34,677,838
                                       ---------------
                         Total         $   282,941,512
                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal


                  15 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                                     SHARES           AMOUNT         SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                              1,582,024   $   68,264,704      4,072,357   $  160,034,277
Dividends and/or distributions reinvested            88,964        3,712,463        154,136        6,085,308
Redeemed                                         (4,099,367)    (177,682,613)    (8,524,929)    (335,885,441)
                                              ---------------------------------------------------------------
Net decrease                                     (2,428,379)  $ (105,705,446)    (4,298,436)  $ (169,765,856)
                                              ===============================================================


                  16 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                              SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                                     SHARES           AMOUNT         SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                883,851   $   37,849,545      3,206,477   $  125,342,151
Dividends and/or distributions reinvested             1,121           46,477         19,641          770,510
Redeemed                                           (831,954)     (35,790,314)    (1,942,425)     (76,951,834)
                                              ---------------------------------------------------------------
Net increase                                         53,018   $    2,105,708      1,283,693   $   49,160,827
                                              ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                         PURCHASES             SALES
           ---------------------------------------------------------
           Investment securities     $ 572,066,678     $ 682,775,246

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                        FEE SCHEDULE
                        -------------------------------
                        Up to $200 million        0.75%
                        Next $200 million         0.72
                        Next $200 million         0.69
                        Next $200 million         0.66
                        Over $800 million         0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,981 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                  17 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $8,067 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  18 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  19 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



OPPENHEIMER STRATEGIC BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00   $ 1,039.70   $ 3.04
--------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00     1,021.82     3.01
--------------------------------------------------------------------------
Service shares Actual               1,000.00     1,039.30     4.31
--------------------------------------------------------------------------
Service shares Hypothetical         1,000.00     1,020.58     4.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                      EXPENSE RATIOS
-----------------------------------------
Non-Service shares              0.60%
-----------------------------------------
Service shares                  0.85

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.1%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity
Loan Trust, Asset-Backed
Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.50%,
11/25/35 1                                      $      530,000   $      530,449
--------------------------------------------------------------------------------
Aesop Funding II LLC,
Automobile Asset-Backed
Certificates, Series 2005-1A,
Cl. A2, 5.38%, 4/20/08 1,2                             200,000          200,100
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 5.80%, 5/25/34 1                               924,857          928,651
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3,
Cl. A2B, 5.42%, 9/25/36 1,3                            530,000          529,574
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl.
A2B, 5.42%, 5/26/36 1                                  810,000          810,003
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust
2006-A, Automobile Asset-Backed
Securities, Series 2006-A, Cl. A2,
5.30%, 5/26/09                                         836,533          836,961
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2004-2, Automobile
Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                678,310          675,323
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.42%,
5/16/36 1                                            1,180,000        1,180,734
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2005-WF2, Asset-Backed
Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 1                                               85,743           85,376
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2006-WFH3, Asset-Backed
Pass-Through Certificates,
Series 2006-WFH3, Cl. A2, 5.42%,
10/31/36 1,3                                           730,000          729,898
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 1                          1,530,000        1,522,565
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%,
5/25/36 1                                              173,585          173,701
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                                      250,000          248,814

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed
Certificates, Series 2006-25,
Cl. 2A2, 5.44%, 12/25/29 1                      $    1,050,000   $    1,050,336
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2006-C, Cl. A2,
5.33%, 5/8/09                                        1,424,984        1,425,623
--------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 3,4,5                                 1,820,063           18,201
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2005-FF10, Mtg.
Pass-Through Certificates,
Series 2005-FF10, Cl. A3,
5.53%, 11/25/35 1                                    1,500,000        1,501,159
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF10, Mtg.
Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%,
7/25/36 1                                            1,000,000        1,000,346
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF5, Mtg.
Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1,
5.37%, 5/15/36 1                                       313,891          314,109
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF9, Mtg.
Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2,
5.43%, 7/7/36 1                                        430,000          430,218
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A,
Cl. A3, 3.48%, 11/17/08                                107,433          107,210
--------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%,
1/20/35 1                                              319,617          319,884
Series 2006-4, Cl. A2V, 5.43%,
3/20/36 1,3                                            440,000          440,147
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates:
Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                         359,213          357,027
--------------------------------------------------------------------------------
Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 1                                              253,886          253,621
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                               246,874          246,194


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities
Trust 2006-WMC3, Mtg.
Pass-Through Certificates,
Series 2006-WMC3, Cl. A3,
5.42%, 8/25/36 1                                $    1,310,000   $    1,310,467
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B,
5.58%, 7/25/35 1                                       247,860          248,127
--------------------------------------------------------------------------------
NC Finance Trust, CMO
Pass-Through Certificates,
Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                       66,744           14,016
--------------------------------------------------------------------------------
Option One Mortgage Loan
Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2,
5.42%, 7/1/36 1                                      1,420,000        1,420,709
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-2,
Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2,
4.415%, 4/25/35 1                                      102,630          102,273
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                       400,000          398,841
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                               193,564          192,620
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4,
Cl. A1, 5.40%, 7/25/36 1                               370,248          370,496
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust,
Home Equity Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-KS7, Cl. A2,
5.42%, 9/25/36 1                                     1,070,000        1,070,544
--------------------------------------------------------------------------------
Specialty Underwriting &
Residential Finance Trust,
Home Equity Asset-Backed
Obligations, Series 2005-BC3,
Cl. A2B, 5.57%, 6/25/36 1                            2,320,321        2,322,982
--------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed
Credit Linked Securities,
Series 2006-3A, Cl. F, 22.36%,
6/7/11 1,3                                             950,000          950,000
--------------------------------------------------------------------------------
Structured Asset Investment
Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2,
Cl. A1, 5.38%, 4/25/36 1                               915,311          915,726

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Structured Asset Securities
Corp., Mtg. Pass-Through
Certificates, Series 2005-4XS,
Cl. 3A1, 5.18%, 3/26/35                         $      216,092   $      216,189
--------------------------------------------------------------------------------
Taganka Car Loan Finance plc,
Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C,
8.62%, 11/14/13 1,3                                    655,000          655,000
--------------------------------------------------------------------------------
Wells Fargo Home Equity
Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl.
A2, 5.42%, 7/25/36 1                                 1,000,000        1,000,335
                                                                 ---------------
Total Asset-Backed Securities
(Cost $28,963,653)                                                   27,104,549

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--19.0%
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2,
4.501%, 7/10/43                                        690,000          672,045
Series 2006-5, Cl. A2, 5.348%,
10/10/11                                             1,700,000        1,678,595
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                         414,850          418,504
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO
Pass-Through Certificates,
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                         338,617          338,669
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B,
5.42%, 8/25/08 1                                       487,772          488,203
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust
2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36                                         260,000          259,026
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Commercial Mtg. Obligations,
Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49 3                                   2,710,000        2,662,013
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                              1,340,534        1,344,932
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, Mtg. Pass-Through
Certificates, Series 2007-8CB,
Cl. A1, 5.50%, 5/25/37                               6,204,782        6,139,804


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Deutsche Alt-A Securities
Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB1, Cl. A2A,
5.50%, 2/25/36                                  $    1,316,954   $    1,312,088
Series 2006-AB2, Cl. A1,
5.888%, 6/25/36                                      2,514,600        2,508,827
Series 2006-AB2, Cl. A7,
5.961%, 6/25/36                                        976,206          974,423
Series 2006-AB3, Cl. A7,
6.36%, 4/25/08                                         320,300          320,085
Series 2006-AB4, Cl. A1A,
6.005%, 10/25/36                                     2,284,383        2,284,364
--------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2,
Cl. A1B, 6.24%, 11/12/31                             1,548,427        1,558,600
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp.:
4.50%, 12/1/18-7/1/19                                4,207,555        4,010,246
5%, 9/1/33                                           3,567,673        3,362,239
6%, 5/1/18-1/1/32                                    5,752,995        5,769,883
6.50%, 3/1/18-6/1/35                                 7,640,886        7,805,373
7%, 3/1/31-10/1/31                                     526,933          544,047
7.50%, 4/1/36                                        1,701,458        1,780,540
11%, 11/1/14                                            13,171           13,641
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1897, Cl. K, 7%, 9/15/26                      2,315,674        2,359,389
Series 2191, Cl. MF, 5.92%,
12/17/27 1                                              37,679           37,717
Series 2410, Cl. PF, 6.30%, 2/15/32 1                3,707,181        3,819,702
Series 2435, Cl. EQ, 6%, 5/15/31                     1,974,265        1,984,273
Series 2453, Cl. BD, 6%, 5/15/17                       331,225          334,148
Series 2641, Cl. CE, 3.50%, 9/15/25                  1,022,438          997,656
Series 2727, Cl. UA, 3.50%,
10/15/22                                               539,569          531,031
Series 2736, Cl. DB, 3.30%, 11/15/26                 4,462,357        4,323,065
Series 2777, Cl. PJ, 4%, 5/15/24                       571,177          563,570
Series 2934, Cl. NA, 5%, 4/15/24                     1,525,613        1,516,312
Series 3094, Cl. HS, 4.877%,
6/15/34 1                                              582,097          534,462
Series 3105, Cl. BD, 5.50%, 1/15/26                  1,500,000        1,445,702
Series 3138, Cl. PA, 5.50%, 2/15/27                  6,078,820        6,073,629
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                  2,055,909        2,109,554
Series 1674, Cl. Z, 6.75%, 2/15/24                   1,483,949        1,523,615
Series 2002-66, Cl. FG, 6.32%,
9/25/32 1                                            2,532,737        2,579,309
Series 2002-84, Cl. FB, 6.32%,
12/25/32 1                                           2,532,739        2,626,232

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Continued
Series 2003-11, Cl. FA,
6.32%, 9/25/32 1                                $    2,532,655   $    2,626,151
Series 2006-11, Cl. PS, 5.06%,
3/25/36 1                                              845,518          782,823
Series 2043, Cl. ZP, 6.50%, 4/15/28                  1,036,402        1,030,107
Series 2055, Cl. ZM, 6.50%, 5/15/28                    184,287          186,841
Series 2080, Cl. Z, 6.50%, 8/15/28                     117,580          119,516
Series 2106, Cl. FG, 5.77%,
12/15/28 1                                           2,608,938        2,638,700
Series 2116, Cl. ZA, 6%, 1/15/29                     1,021,042        1,023,732
Series 2135, Cl. OH, 6.50%, 3/15/29                  1,516,184        1,544,436
Series 2173, Cl. Z, 6.50%, 7/15/29                     882,482          899,829
Series 2195, Cl. LH, 6.50%, 10/15/29                 1,092,682        1,107,166
Series 2326, Cl. ZP, 6.50%, 6/15/31                    191,762          195,175
Series 2344, Cl. FP, 6.27%, 8/15/31 1                  787,255          811,082
Series 2368, Cl. PR, 6.50%, 10/15/31                   755,353          769,167
Series 2387, Cl. PD, 6%, 4/15/30                        24,989           24,968
Series 2412, Cl. GF, 6.27%, 2/15/32 1                1,820,867        1,874,314
Series 2449, Cl. FL, 5.87%, 1/15/32 1                1,024,663        1,040,424
Series 2451, Cl. FD, 6.32%, 3/15/32 1                  581,398          599,020
Series 2461, Cl. PZ, 6.50%, 6/15/32                  1,604,068        1,643,442
Series 2464, Cl. FI, 6.32%, 2/15/32 1                  587,997          609,602
Series 2470, Cl. AF, 6.32%, 3/15/32 1                  997,884        1,029,313
Series 2470, Cl. LF, 6.32%, 2/15/32 1                  601,730          624,780
Series 2471, Cl. FD, 6.32%, 3/15/32 1                1,094,645        1,133,732
Series 2477, Cl. FZ, 5.87%, 6/15/31 1                2,245,931        2,281,441
Series 2500, Cl. FD, 5.82%, 3/15/32 1                   57,598           58,388
Series 2517, Cl. GF, 6.32%, 2/15/32 1                  523,173          542,215
Series 2526, Cl. FE, 5.72%, 6/15/29 1                   84,726           85,562
Series 2551, Cl. FD, 5.72%, 1/15/33 1                   65,984           66,657
Series 2676, Cl. KY, 5%, 9/15/23                     3,843,000        3,587,009
Series 2939, Cl. PE, 5%, 2/15/35                     1,585,000        1,437,035
Series 3025, Cl. SJ, 5.243%, 8/15/35 1               1,063,866          989,367
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                          48,851           48,767
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 14.797%, 7/1/26 6                  219,582           57,682
Series 192, Cl. IO, 14.92%, 2/1/28 6                    57,151           14,380
Series 200, Cl. IO, 13.553%, 1/1/29 6                   68,207           18,656
Series 2003-118, Cl. S, 10.134%,
12/25/33 6                                           1,438,901          170,303
Series 2003-13, Cl. IO, 11.937%,
3/25/33 6                                            1,252,246          338,216
Series 2003-26, Cl. DI, 6.432%,
4/25/33 6                                              972,343          257,105
Series 2005-87, Cl. SE, 8.381%,
10/25/35 6                                          13,616,198          338,071


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Continued
Series 2005-87, Cl. SG,
12.46%, 10/25/35 6                              $    3,655,171   $      168,754
Series 205, Cl. IO, 11.432%,
9/1/29 6                                               291,060           79,364
Series 2074, Cl. S, 1.375%,
7/17/28 6                                               72,783            7,053
Series 2079, Cl. S, 1.829%,
7/17/28 6                                              118,294           12,067
Series 208, Cl. IO, (15.964)%,
6/1/30 6                                               327,678           86,921
Series 2136, Cl. SG, 9.70%,
3/15/29 6                                            3,152,840          204,756
Series 216, Cl. IO, 13.611%,
12/1/31 6                                              310,293           79,976
Series 2177, Cl. S, 9.314%,
8/15/29 6                                            3,513,393          307,985
Series 224, Cl. IO, 10.644%,
3/1/33 6                                             2,249,747          581,976
Series 2399, Cl. SG, 7.784%,
12/15/26 6                                           1,905,804          148,898
Series 243, Cl. 6, 8.611%,
12/15/32 6                                             913,297          235,876
Series 2437, Cl. SB, 11.815%,
4/15/32 6                                            5,593,382          424,963
Series 2526, Cl. SE, 2.574%,
6/15/29 6                                              158,400            8,649
Series 2802, Cl. AS, 4.498%,
4/15/33 6                                            1,589,585           76,709
Series 2920, Cl. S, (1.289)%,
1/15/35 6                                            1,290,921           51,021
Series 3000, Cl. SE, (3.03)%,
7/15/25 6                                            1,491,903           36,847
Series 3110, Cl. SL, 6.09%,
2/15/26 6                                              820,477           21,267
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. PO, 5.708%, 2/1/28 7                    57,151           44,012
Series 224, Cl. PO, 4.438%, 3/1/33 7                   769,222          563,939
--------------------------------------------------------------------------------
Federal National Mortgage
Assn.:
4.50%, 5/1/18-12/1/20                               32,865,010       31,308,502
5%, 12/1/17-3/1/34                                  53,289,953       50,957,162
5%, 7/1/22 8                                         5,037,000        4,867,787
5.50%, 3/1/33-1/1/34                                21,537,510       20,870,890
5.50%, 7/1/22-8/1/37 8                              65,131,000       62,876,632
6%, 10/1/16-4/1/33                                  17,414,514       17,363,817
6%, 7/1/22-7/1/37 8                                 31,992,000       31,910,399
6.50%, 3/1/17-1/1/34                                16,493,395       16,843,056
7%, 11/1/17-6/1/34                                   8,188,842        8,489,808
7%, 7/1/37 8                                         1,180,000        1,211,713
7.50%, 2/1/27-3/1/33                                 4,882,151        5,110,909
8.50%, 7/1/32                                            7,179            7,719

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1999-54, Cl. LH,
6.50%, 11/25/29                                 $    1,132,842   $    1,154,290
Trust 2001-44, Cl. QC, 6%,
9/25/16                                              2,404,073        2,422,243
Trust 2001-50, Cl. NE, 6%,
8/25/30                                                 20,186           20,146
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                               570,269          580,574
Trust 2001-69, Cl. PF, 6.32%,
12/25/31 1                                           1,260,000        1,289,120
Trust 2001-70, Cl. LR, 6%, 9/25/30                      52,413           52,458
Trust 2001-74, Cl. PD, 6%, 5/25/30                         416              415
Trust 2001-80, Cl. ZB, 6%, 1/25/32                   1,445,418        1,443,853
Trust 2001-82, Cl. ZA, 6.50%,
1/25/32                                                538,367          548,844
Trust 2002-12, Cl. PG, 6%, 3/25/17                   1,010,604        1,018,370
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                 639,577          661,709
Trust 2002-56, Cl. KW, 6%, 4/25/23                   2,810,000        2,823,884
Trust 2002-60, Cl. FH, 6.32%,
8/25/32 1                                            1,332,396        1,377,825
Trust 2002-64, Cl. FJ, 6.32%,
4/25/32 1                                              196,947          202,127
Trust 2002-68, Cl. FH, 5.82%,
10/18/32 1                                             455,918          462,824
Trust 2002-9, Cl. PC, 6%, 3/25/17                    1,057,147        1,065,212
Trust 2002-9, Cl. PR, 6%, 3/25/17                    1,294,426        1,304,301
Trust 2002-90, Cl. FH, 5.82%,
9/25/32 1                                            1,466,723        1,482,071
Trust 2003-116, Cl. FA, 5.72%,
11/25/33 1                                             168,105          169,567
Trust 2003-17, Cl. EQ, 5.50%,
3/25/23                                              1,452,000        1,374,601
Trust 2003-23, Cl. EQ, 5.50%,
4/25/23                                              2,883,000        2,727,451
Trust 2003-81, Cl. NB, 4.50%,
11/25/14                                             3,160,000        3,098,651
Trust 2003-81, Cl. PW, 4%, 3/25/25                   1,190,169        1,169,967
Trust 2003-84, Cl. AJ, 3%, 4/25/13                   1,386,019        1,364,161
Trust 2003-84, Cl. GC, 4.50%,
5/25/15                                              3,790,000        3,716,503
Trust 2003-84, Cl. PW, 3%, 6/25/22                   2,664,785        2,627,348
Trust 2004-101, Cl. BG, 5%, 1/25/20                    630,000          607,843
Trust 2004-52, Cl. JR, 4.50%,
7/25/24                                              2,252,536        2,228,637
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                               520,000          494,935
Trust 2005-109, Cl. AH, 5.50%,
12/25/25                                             2,160,000        2,034,832
Trust 2005-31, Cl. PB, 5.50%,
4/25/35                                                560,000          537,127
Trust 2005-71, Cl. DB, 4.50%,
8/25/25                                                480,000          431,605
Trust 2006-44, Cl. OA, 5.50%,
12/25/26                                             2,169,011        2,164,527


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates:
Continued
Trust 2006-46, Cl. SW, 4.693%,
6/25/36 1                                       $    1,445,129   $    1,291,206
Trust 2006-50, Cl. KS, 4.693%,
6/25/36 1                                              624,937          540,094
Trust 2006-50, Cl. SA, 4.693%,
6/25/36 1                                              424,923          367,051
Trust 2006-50, Cl. SK, 4.693%,
6/25/36 1                                            1,564,416        1,396,277
Trust 2006-57, Cl. PA, 5.50%,
8/25/27                                              2,417,844        2,412,426
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 10.498%,
11/18/31 6                                             743,360           74,015
Trust 2001-63, Cl. SD, 3.511%,
12/18/31 6                                             169,182           15,316
Trust 2001-68, Cl. SC, 2.854%,
11/25/31 6                                             116,720           11,527
Trust 2001-81, Cl. S, 4.492%,
1/25/32 6                                              137,841           13,131
Trust 2002-28, Cl. SA, 4.263%,
4/25/32 6                                               81,321            7,190
Trust 2002-38, Cl. IO, (1.166)%,
4/25/32 6                                              398,748           19,335
Trust 2002-48, Cl. S, 3.849%,
7/25/32 6                                              130,313           12,177
Trust 2002-52, Cl. SL, 4.651%,
9/25/32 6                                               81,714            7,936
Trust 2002-56, Cl. SN, 5.551%,
7/25/32 6                                              179,067           17,034
Trust 2002-77, Cl. IS, 3.815%,
12/18/32 6                                             679,349           59,301
Trust 2002-77, Cl. SH, 5.516%,
12/18/32 6                                             179,489           16,302
Trust 2002-9, Cl. MS, 4.635%,
3/25/32 6                                              173,733           17,258
Trust 2003-33, Cl. SP, 13.322%,
5/25/33 6                                            1,179,567          126,053
Trust 2003-4, Cl. S, 10.467%,
2/25/33 6                                              360,766           36,283
Trust 2005-105, Cl. S, 11.958%,
12/25/35 6                                           3,497,336          158,507
Trust 2005-40, Cl. SA, (0.14)%,
5/25/35 6                                            3,663,271          144,738
Trust 2005-40, Cl. SB, 6.925%,
5/25/35 6                                            5,866,686          233,100
Trust 2005-63, Cl. SA, 10.798%,
10/25/31 6                                             284,482           13,143
Trust 2005-71, Cl. SA, 2.929%,
8/25/25 6                                              945,657           43,835

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Continued
Trust 2005-83, Cl. SL, 10.362%,
10/25/35 6                                      $    5,134,372   $      229,628
Trust 2005-85, Cl. SA, 8.367%,
10/25/35 6                                          14,076,738          350,792
Trust 2006-119, Cl. MS,
11.242%, 12/25/36 6                                  2,787,313          126,510
Trust 2006-33, Cl. SP, 14.61%,
5/25/36 6                                            3,242,128          240,008
Trust 2006-34, Cl. SK, 14.398%,
5/25/36 6                                            5,858,976          446,006
Trust 2006-90, Cl. SX, 14.776%,
9/25/36 6                                            3,585,386          185,353
Trust 214, Cl. 2, 19.691%, 3/1/23 6                    896,243          212,638
Trust 221, Cl. 2, 15.229%, 5/1/23 6                     97,749           23,144
Trust 240, Cl. 2, 24.597%, 9/1/23 6                    187,318           49,727
Trust 254, Cl. 2, 8.508%, 1/1/24 6                   1,499,640          415,846
Trust 2682, Cl. TQ, 15.633%,
10/15/33 6                                           1,348,635           67,091
Trust 2981, Cl. BS, 14.587%,
5/15/35 6                                            2,550,398          100,900
Trust 301, Cl. 2, 8.647%, 4/1/29 6                     406,646          107,553
Trust 313, Cl. 2, (10.228)%,
6/1/31 6                                               431,641          111,030
Trust 319, Cl. 2, 14.215%, 2/1/32 6                    132,532           35,087
Trust 321, Cl. 2, 14.63%, 4/1/32 6                     588,093          155,381
Trust 324, Cl. 2, 8.848%, 7/1/32 6                   1,024,131          270,780
Trust 331, Cl. 5, 9.245%, 2/1/33 6                   2,239,484          577,011
Trust 334, Cl. 12, 5.34%, 2/1/33 6                   1,906,416          480,524
Trust 334, Cl. 5, 11.409%, 5/1/33 6                  1,282,068          321,787
Trust 339, Cl. 7, 5.98%, 7/1/33 6                    8,977,460        2,196,670
Trust 342, Cl. 2, 12.236%, 9/1/33 6                  8,778,406        2,297,586
Trust 344, Cl. 2, 10.514%, 12/1/33 6                 6,422,302        1,684,033
Trust 345, Cl. 9, 8.846%, 1/1/34 6                   2,235,781          553,451
Trust 346, Cl. 2, 13.179%, 12/1/33 6                 4,549,524        1,193,122
Trust 350, Cl. 2, 11.319%, 3/1/34 6                  9,018,123        2,364,112
Trust 362, Cl. 12, 6.754%, 8/1/35 6                  1,384,066          319,946
Trust 362, Cl. 13, 6.737%, 8/1/35 6                    825,755          190,505
--------------------------------------------------------------------------------
First Union National
Bank/Lehman Brothers/Bank
of America Commercial Mtg.
Trust, Pass-Through
Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                796,232          799,843
--------------------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                        390,000          382,718
Series 2005-C3, Cl. A2,
4.853%, 7/10/45                                        430,000          423,049


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1998-C1, Cl. F, 7.206%,
5/15/30 1                                       $    1,567,000   $    1,589,815
--------------------------------------------------------------------------------
Government National
Mortgage Assn.:
6.125%, 11/20/25 1                                       8,921            9,034
7%, 3/15/28-7/15/28                                    444,966          464,002
7.50%, 2/15/27                                          45,443           47,642
8%, 11/15/25-5/15/26                                   106,853          113,328
--------------------------------------------------------------------------------
Government National
Mortgage Assn., CMO,
Series 2001-62, Cl. KZ, 6.50%,
12/16/31                                             2,661,057        2,702,629
--------------------------------------------------------------------------------
Government National
Mortgage Assn., CMO
Gtd. Real Estate Mtg.
Investment Conduit
Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                  1,870,017        1,970,576
Series 2000-12, Cl. ZA, 8%, 2/16/30                  4,489,813        4,735,207
--------------------------------------------------------------------------------
Government National
Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.28)%,
7/16/28 6                                              235,434           24,116
Series 1998-6, Cl. SA, (0.724)%,
3/16/28 6                                              143,707           13,129
Series 2001-21, Cl. SB, (3.257)%,
1/16/27 6                                            1,125,886           75,423
Series 2006-47, Cl. SA, 14.941%,
8/16/36 6                                            2,210,855          110,533
--------------------------------------------------------------------------------
Greenwich Capital
Commercial Funding Corp.,
Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                        500,000          487,402
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                      1,725,000        1,706,922
Series 2007-GG9, Cl. A2,
5.381%, 3/10/39 3                                    1,990,000        1,968,293
--------------------------------------------------------------------------------
GS Mortgage Securities
Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8,
Cl. A2, 5.479%, 11/10/39 1                           1,702,000        1,693,034
--------------------------------------------------------------------------------
Ice Em CLO, CLO:
Series 2007-1A, Cl. C, 8/15/22 1,3,8                 5,270,000        5,270,000
Series 2007-1A, Cl. D, 8/15/22 1,3,8                 5,270,000        5,270,000
--------------------------------------------------------------------------------
JP Morgan Mortgage Trust,
CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.726%,
2/25/32 1                                            1,991,952        1,998,093

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                 $      160,000   $      156,127
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                      2,225,000        2,181,723
Series 2007-LDPX, Cl. A2S,
5.305%, 1/15/49                                      2,380,000        2,341,986
--------------------------------------------------------------------------------
LB-UBS Commercial
Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%,
9/15/30                                                520,000          512,768
Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                      2,210,000        2,182,956
--------------------------------------------------------------------------------
Mastr Alternative Loan
Trust, CMO Pass-Through
Certificates:
Series 2004-6, Cl. 10A1, 6%,
7/25/34                                                505,623          501,058
Series 2004-9, Cl. A3, 4.70%,
8/25/34 1                                              138,971          138,413
--------------------------------------------------------------------------------
Morgan Stanley Capital I
Trust, Commercial Mtg.
Pass-Through Certificates,
Series 1997-XL1, Cl. G,
7.695%, 10/3/30                                        390,000          375,035
--------------------------------------------------------------------------------
Nomura Asset Securities
Corp., Commercial Mtg.
Pass-Through Certificates,
Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                       3,352,707        3,374,613
--------------------------------------------------------------------------------
Prudential Mortgage Capital
Co. II LLC, Commercial Mtg.
Pass-Through Certificates,
Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 3                              556,000          591,966
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                          4,701,837        4,708,870
--------------------------------------------------------------------------------
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                          1,329,238        1,326,847
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust,
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2,
6%, 4/25/08                                          1,021,136        1,019,469


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust,
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                $      2,045,462   $    2,032,671
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO
Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                              1,486,143        1,482,812
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                                820,000          807,285
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                             2,997,000        2,952,517
--------------------------------------------------------------------------------
WAMU Mortgage
Pass-Through Certificates:
Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1,
4.676%, 5/25/35 1                                       34,044           34,060
Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1,
5.57%, 7/25/45 1                                       108,224          108,328
                                                                 ---------------
Total Mortgage-Backed
Obligations
(Cost $494,330,798)                                                 490,851,883

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--11.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
5.208%, 2/4/08 9                                    10,880,000       10,551,108
3.375%, 4/15/09                                     38,125,000       36,957,308
4.125%, 7/12/10 10                                   2,066,000        2,005,892
4.75%, 4/24/09                                      51,485,000       51,111,476
5%, 6/11/09 10                                      36,060,000       35,944,644
5.50%, 8/20/12                                      32,470,000       32,587,541
--------------------------------------------------------------------------------
Federal National Mortgage
Assn. Unsec. Nts.:
4.25%, 7/15/07 10                                    2,198,000        2,197,057
5%, 10/15/11-5/11/17 10                             13,135,000       12,917,768
5.125%, 4/15/11 10                                   6,750,000        6,731,235
6%, 5/15/11 10,11                                   17,875,000       18,361,111
7.25%, 1/15/10                                       5,077,000        5,324,245
--------------------------------------------------------------------------------
Resolution Funding Corp.
Bonds, Residual Funding
STRIPS, 5.26%, 1/15/21 9,10                          5,667,000        2,737,988
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 10                                       50,000           45,289

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Bonds: Continued
STRIPS, 4.201%, 2/15/11 9,10,11               $        900,000   $      757,755
STRIPS, 4.249%, 2/15/16 9,10,11                      4,491,000        2,914,434
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.50%, 3/31/09 10               69,450,000       68,967,114
                                                                 ---------------
Total U.S. Government
Obligations
(Cost $291,441,963)                                                 290,111,965

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.4%
--------------------------------------------------------------------------------
ARGENTINA--1.4%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                    1,802,000          652,656
5.475%, 8/3/12 1                                     7,497,000        7,102,036
7%, 10/3/15                                          1,270,000        1,148,398
Series V, 7%, 3/28/11                               10,485,000       10,248,358
Series VII, 7%, 9/12/13                             11,595,000       11,071,776
--------------------------------------------------------------------------------
Central Bank of Argentina
Bonds, 2%, 2/4/18 [ARP]                             12,002,240        5,698,347
--------------------------------------------------------------------------------
Neuquen (Province Del) Sr.
Sec. Nts., 8.656%, 10/18/14 2                        1,635,000        1,655,438
                                                                 ---------------
                                                                     37,577,009

--------------------------------------------------------------------------------
AUSTRALIA--1.1%
New South Wales Treasury
Corp. Gtd. Bonds, 8%,
3/1/08 [AUD]                                        24,035,000       20,585,083
--------------------------------------------------------------------------------
New South Wales Treasury
Corp. Sr. Unsec. Nts.,
Series 17RG, 5.50%, 3/1/17 [AUD]                     9,545,000        7,451,941
                                                                 ---------------
                                                                     28,037,024

--------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds,
Series 44, 5%, 3/28/35 [EUR]                         3,055,000        4,273,217
--------------------------------------------------------------------------------
Belgium (Kingdom of)
Treasury Bills, 0.041%,
11/15/07 9 [EUR]                                     7,570,000       10,090,615
                                                                 ---------------
                                                                     14,363,832

--------------------------------------------------------------------------------
BRAZIL--1.8%
Brazil (Federal Republic of)
Bonds:
6%, 1/17/17                                          8,070,000        7,928,775
8%, 1/15/18                                         12,205,000       13,443,808
8.75%, 2/4/25                                        5,525,000        6,851,000
8.875%, 10/14/19                                     8,885,000       10,808,603
10.50%, 7/14/14                                      6,288,000        7,932,312
--------------------------------------------------------------------------------
Brazil (Federal Republic of)
Nts., 7.875%, 3/7/15                                   130,000          144,105
                                                                 ---------------
                                                                     47,108,603

--------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                         740,000          854,700


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
BULGARIA Continued
Bulgaria (Republic of) Bonds: Continued
8.25%, 1/15/15 2                              $        710,000   $      820,050
                                                                 ---------------
                                                                      1,674,750

--------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of)
Treasury Bills:
4.268%, 11/1/07 9 [CAD]                              7,630,000        7,058,386
4.438%, 12/27/07 9 [CAD]                            14,660,000       13,462,635
                                                                 ---------------
                                                                     20,521,021

--------------------------------------------------------------------------------
COLOMBIA--1.1%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                      4,790,000        5,328,875
10.75%, 1/15/13                                      1,390,000        1,704,140
12%, 10/22/15 [COP]                             17,234,000,000       10,108,732
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                        933,000        1,048,226
11.75%, 3/1/10 [COP]                             1,308,000,000          701,681
--------------------------------------------------------------------------------
Colombia (Republic of)
Unsec. Unsub. Bonds, 9.85%,
6/28/27 [COP]                                   15,940,000,000        8,568,231
                                                                 ---------------
                                                                     27,459,885

--------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of)
Unsec. Bonds, 9.995%, 8/1/20                         1,323,000        1,723,208
--------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                   6,545,000        1,169,426
4%, 11/15/15 [DKK]                                   4,770,000          832,477
7%, 11/10/24 [DKK]                                   1,735,000          398,773
--------------------------------------------------------------------------------
Denmark (Kingdom of) Nts.,
4%, 8/15/08 [DKK]                                    6,850,000        1,239,202
                                                                 ---------------
                                                                      3,639,878

--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec.
Unsub. Bonds, Series REGS,
9.04%, 1/23/18                                       1,721,439        1,956,415
--------------------------------------------------------------------------------
Dominican Republic Unsec.
Unsub. Nts., 9.50%, 9/27/11 2                          395,226          422,892
                                                                 ---------------
                                                                      2,379,307

--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                      590,000          678,500
7.65%, 6/15/35 2                                     2,190,000        2,507,550
                                                                 ---------------
                                                                      3,186,050

--------------------------------------------------------------------------------
FRANCE--0.8%
France (Government of)
Bonds, 3.25%, 4/25/16 [EUR]                          3,335,000        4,085,369

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FRANCE Continued
France (Government of)
Obligations Assimilables du
Tresor Bonds, 4%,
10/25/38 [EUR]                                      10,035,000   $   11,966,525

--------------------------------------------------------------------------------
France (Government of)
Treasury Bills, 9.79%,
7/26/07 9 [EUR]                                      4,075,000        5,500,773
                                                                 ---------------
                                                                     21,552,667

--------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Federal Republic of)
Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                       1,850,000        2,403,110
Series 05, 4%, 1/4/37 [EUR]                         12,095,000       14,580,020
--------------------------------------------------------------------------------
Germany (Federal Republic of)
Treasury Bills:
Series 0107, 0.038%,
7/18/07 9 [EUR]                                     19,655,000       26,558,471
Series 0307, 3.994%,
9/12/07 9 [EUR]                                      1,350,000        1,812,939
                                                                 ---------------
                                                                     45,354,540

--------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds,
4.60%, 5/20/13 [EUR]                                 7,070,000        9,537,012
--------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                      250,000          290,375
10.25%, 11/8/11                                         95,000          110,343
                                                                 ---------------
                                                                        400,718

--------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                     3,740,000        3,828,825
7.25%, 4/20/15 2                                     4,215,000        4,452,094
--------------------------------------------------------------------------------
Indonesia (Republic of)
Unsec. Nts., 8.50%, 10/12/35 2                       2,070,000        2,468,475
                                                                 ---------------
                                                                     10,749,394

--------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds,
Series 2682, 7.50%, 3/31/14 [ILS]                   34,853,000        9,188,924
--------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Nts.,
Certificati di Credito del
Tesoro, 4%, 7/1/09 1 [EUR]                          22,155,000       30,115,027
--------------------------------------------------------------------------------
JAPAN--1.8%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%,
1/15/09 [JPY]                                    2,268,000,000       18,381,990
10 yr., Series 245, 0.90%,
12/20/12 [JPY]                                   1,059,000,000        8,319,504
10 yr., Series 268, 1.50%,
3/20/15 [JPY]                                    1,124,000,000        8,976,937


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JAPAN Continued
Japan (Government of) Bonds: Continued
30 yr., Series 25, 2.30%,
12/20/36 [JPY]                                   1,526,000,000   $   11,983,422
                                                                 ---------------
                                                                     47,661,853

--------------------------------------------------------------------------------
MALAYSIA--0.2%
Johor Corp. Malaysia
(Government of) Bonds,
Series P3, 1%, 7/31/12 3 [MYR]                       7,980,000        2,727,415
--------------------------------------------------------------------------------
Malaysia (Government of)
Bonds, Series 2/05, 4.72%,
9/30/15 [MYR]                                        8,950,000        2,897,700
                                                                 ---------------
                                                                      5,625,115

--------------------------------------------------------------------------------
MEXICO--0.2%
United Mexican States Bonds,
Series M20, 10%, 12/5/24 1 [MXN]                    45,000,000        5,097,306
--------------------------------------------------------------------------------
NIGERIA--0.3%
Nigeria (Federal Republic of)
Bonds, Series 5Y, 13.50%,
9/11/11 [NGN]                                      184,190,000        1,592,212
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Nts., Series 3Y2S, 12.50%,
2/24/09 [NGN]                                       60,500,000          507,772
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10                                         130,618          119,252
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                 142,800,000        1,291,092
Series 7Y16, 11.99%,
12/22/13 [NGN]                                     236,500,000        2,118,743
Series 7YR, 12.74%,
10/27/13 [NGN]                                     317,100,000        2,915,576
                                                                 ---------------
                                                                      8,544,647

--------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                       3,740,000        3,833,500
7.25%, 3/15/15                                       4,485,000        4,821,375
8.875%, 9/30/27                                      1,375,000        1,724,553
9.375%, 4/1/29                                         655,000          871,150
                                                                 ---------------
                                                                     11,250,578

--------------------------------------------------------------------------------
PERU--1.0%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                45,800,000       16,744,486
8.20%, 8/12/26 [PEN]                                11,825,000        4,584,074
9.91%, 5/5/15 [PEN]                                  8,101,000        3,207,563
Series 7, 8.60%, 8/12/17 [PEN]                       3,450,000        1,303,982
Series 8-1, 12.25%, 8/10/11 [PEN]                    1,427,000          559,983
Peru (Republic of) Sr. Nts.,
4.533%, 2/28/16 9                                      614,792          365,672
                                                                 ---------------
                                                                     26,765,760

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
PHILIPPINES--0.4%
Philippines (Republic of the)
Unsec. Bonds:
7.75%, 1/14/31                                $      5,762,000   $    6,381,415
9%, 2/15/13                                          3,855,000        4,317,600
                                                                 ---------------
                                                                     10,699,015

--------------------------------------------------------------------------------
POLAND--0.3%
Poland (Republic of) Bonds:
Series 0K0807, 4.243%,
8/12/07 9 [PLZ]                                      1,200,000          428,385
Series DS1013, 5%, 10/24/13 [PLZ]                   20,240,000        7,046,032
Series WS0922, 5.75%,
9/23/22 [PLZ]                                        1,000,000          362,873
                                                                 ---------------
                                                                      7,837,290

--------------------------------------------------------------------------------
SPAIN--0.6%
Spain (Government of) Bonds,
3.80%, 1/31/17 [EUR]                                 3,385,000        4,293,835
--------------------------------------------------------------------------------
Spain (Government of) Treasury
Bills, 4.031%, 10/19/07 9 [EUR]                      8,125,000       10,864,385
                                                                 ---------------
                                                                     15,158,220

--------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the)
Bonds, 5%, 7/15/11 [EUR]                             2,520,000        3,466,641
--------------------------------------------------------------------------------
TURKEY--1.6%
Turkey (Republic of) Bonds, 7%,
9/26/16                                              9,710,000        9,867,788
--------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
0.205%, 7/16/08 9 [TRY]                             16,225,000       10,332,117
7.25%, 3/15/15                                       5,635,000        5,839,269
16%, 3/7/12 [TRY]                                    9,640,000        7,461,246
18.705%, 8/13/08 9 [TRY]                            11,520,000        7,242,986
                                                                 ---------------
                                                                     40,743,406

--------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                     4,965,000        9,920,429
6%, 12/7/28 [GBP]                                    5,705,000       12,840,603
--------------------------------------------------------------------------------
United Kingdom Treasury
Nts., 4%, 3/7/09 [GBP]                               5,120,000        9,993,860
                                                                 ---------------
                                                                     32,754,892

--------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of)
Bonds:
4.25%, 4/5/27 [UYU]                                 48,300,000        2,187,464
7.625%, 3/21/36                                      9,240,000       10,164,000


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
URUGUAY Continued
Uruguay (Oriental Republic of)
Unsec. Bonds:
5%, 9/14/18 [UYU]                                   54,110,000   $    2,726,279
8%, 11/18/22                                         6,450,000        7,191,750
                                                                 ---------------
                                                                     22,269,493
                                                                 ---------------
Total Foreign Government
Obligations
(Cost $533,208,993)                                                 552,443,065

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.3%
--------------------------------------------------------------------------------
Credit Suisse First Boston
International, Export-Import
Bank of Ukraine Loan
Participation Nts., 8.40%, 2/9/16                    1,740,000        1,792,200
--------------------------------------------------------------------------------
Dali Capital plc/Bank of
Moscow Loan Participation
Nts., Series 28, Tranche 1, 7.25%,
11/25/09 [RUR]                                     137,800,000        5,442,469
--------------------------------------------------------------------------------
Dali Capital SA (ROSBANK)
Loan Participation Nts.,
Series 23, Tranche 1, 8%,
9/30/09 3 [RUR]                                     36,400,000        1,434,803
                                                                 ---------------
Total Loan Participations
(Cost $8,305,865)                                                     8,669,472

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--20.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Goodyear Tire & Rubber
Co. (The):
7.857% Nts., 8/15/11                                 1,125,000        1,153,125
9% Sr. Unsec. Nts., 7/1/15                             750,097          811,980
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr.
Nts., 5/1/12                                         1,200,000        1,260,000
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts.,
11/15/14                                               900,000          931,500
10.25% Sr. Sec. Nts., Series B,
7/15/13                                                650,000          702,000
--------------------------------------------------------------------------------
Visteon Corp., 8.25% Sr. Unsec.
Nts., 8/1/10                                         1,700,000        1,695,750
                                                                 ---------------
                                                                      6,554,355

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance
Corp., 8% Bonds, 11/1/31                             2,253,000        2,310,102
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr.
Unsec. Sub. Nts., 12/15/13                             580,000          635,100

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Education Management
LLC/Education Management
Corp., 10.25% Sr. Unsec. Sub.
Nts., 6/1/16                                    $    1,140,000   $    1,205,550
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
American Casino &
Entertainment Properties
LLC, 7.85% Sr. Sec. Nts., 2/1/12                       500,000          516,250
--------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec.
Nts., 11/1/14                                          185,000          178,063
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec.
Nts., 8/1/13 2                                       1,040,000        1,040,000
--------------------------------------------------------------------------------
French Lick Resorts & Casino
LLC, 10.75% First Mtg. Nts.,
4/15/14 2                                            1,460,000        1,255,600
--------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                  900,000          916,875
--------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 3                           1,335,000        1,421,775
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                      2,100,000        1,997,625
9% Sr. Sub. Nts., 3/15/12                              500,000          523,750
--------------------------------------------------------------------------------
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                       650,000          652,438
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                          650,000          620,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                  2,300,000        2,363,250
--------------------------------------------------------------------------------
Mohegan Tribal Gaming
Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                   225,000          219,375
6.375% Sr. Sub. Nts., 7/15/09                          250,000          248,750
6.875% Sr. Unsec. Sub. Nts., 2/15/15                   515,000          503,413
7.125% Sr. Unsec. Sub. Nts., 8/15/14                   500,000          497,500
8% Sr. Sub. Nts., 4/1/12                             1,200,000        1,245,000
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub.
Nts., 7/15/14 3                                        800,000          776,000
--------------------------------------------------------------------------------
Park Place Entertainment
Corp., 7.875% Sr. Sub. Nts., 3/15/10                   800,000          823,040
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts.,
3/1/15                                                 230,000          236,900
6.875% Sr. Sub. Nts., 12/1/11                          500,000          510,625
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                  1,900,000        1,966,500
--------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 2                            525,000          581,438
--------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr.
Nts., 3/15/08 3,4,5                                    250,000               --
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                         574,000          569,695
9.625% Sr. Nts., 6/1/14                                669,000          623,843
9.75% Sr. Nts., 4/15/13                                400,000          378,500


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14              $    2,203,000   $    1,960,670
6.875% Sr. Unsec. Sub. Nts.,
3/1/16                                                 235,000          208,563
--------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr.
Unsec. Sub. Nts., 9/1/16                             1,000,000        1,135,000
--------------------------------------------------------------------------------
Trump Entertainment Resorts,
Inc., 8.50% Sec. Nts., 6/1/15                        3,100,000        3,092,250
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                                 500,000          531,250
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14                                        1,100,000        1,076,625
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                        2,274,000        2,202,938
                                                                 ---------------
                                                                     30,874,251

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Beazer Homes USA, Inc., 8.375%
Sr. Nts., 4/15/12                                      400,000          380,000
-------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                          400,000          433,716
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
7.75% Sr. Unsec. Sub. Nts., 5/15/13                    300,000          264,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                         250,000          256,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                    400,000          412,000
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14                                          450,000          463,500
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr.
Sub. Nts., 4/15/12                                     200,000          190,000
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125%
Sr. Sub. Nts., 5/1/12                                  800,000          776,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13                                       900,000          850,500
                                                                 ---------------
                                                                      4,025,966

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                    825,000          825,000
--------------------------------------------------------------------------------
Steinway Musical Instruments,
Inc., 7% Sr. Nts., 3/1/14 2                            785,000          769,300
                                                                 ---------------
                                                                      1,594,300

--------------------------------------------------------------------------------
MEDIA--2.2%
Adelphia Communications
Corp.:
7.875% Escrow Shares,
Series B, 5/1/09 4,5                                   350,000          107,625
10.25% Escrow Shares,
Series B, 6/15/11 4,5                                  200,000           65,500

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Adelphia Communications
Corp.: Continued
10.875% Escrow Shares,
Series B, 10/1/10 4,5                           $      400,000   $      126,000
--------------------------------------------------------------------------------
Allbritton Communications
Co., 7.75% Sr. Unsec.
Sub. Nts., 12/15/12                                  1,100,000        1,111,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%
Sr. Unsec. Sub. Nts., 3/1/14                           650,000          640,250
--------------------------------------------------------------------------------
American Media Operations,
Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                                150,000          143,250
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                     1,250,000        1,190,625
--------------------------------------------------------------------------------
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 2                             405,000          411,075
--------------------------------------------------------------------------------
Charter Communications
Holdings II LLC/Charter
Communications Holdings II
Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                      1,100,000        1,155,000
10.25% Sr. Unsec. Nts., Series B,
9/15/10                                              1,735,000        1,819,581
--------------------------------------------------------------------------------
Charter Communications
Operating LLC/Charter
Communications Operating
Capital Corp., 8.375% Sr. Nts.,
Second Lien, 4/30/14 2                               2,653,000        2,712,693
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Disc. Nts., 3/15/14 12                        1,500,000        1,372,500
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                     1,000,000          955,000
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                     1,106,000        1,103,235
--------------------------------------------------------------------------------
Dex Media East LLC/Dex
Media East Finance Co., 9.875%
Sr. Unsec. Nts., 11/15/09                              200,000          207,750
--------------------------------------------------------------------------------
Dex Media West LLC/Dex
Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                300,000          311,625
9.875% Sr. Sub. Nts., 8/15/13                          586,000          629,950
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts.,
11/15/13 12                                            300,000          283,875
0%/9% Unsec. Disc. Nts.,
11/15/13 12                                            400,000          378,500
8% Unsec. Nts., 11/15/13                             3,575,000        3,646,500
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                        450,000          424,125
8.375% Sr. Unsec. Nts., 3/15/13                      1,100,000        1,156,375


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                 $    1,427,000   $    1,366,353
7% Sr. Unsec. Nts., 10/1/13                            535,000          529,650
7.125% Sr. Unsec. Nts., 2/1/16                       1,400,000        1,375,500
--------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts.,
11/15/16                                             1,930,000        1,958,950
--------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr.
Unsec. Sub. Nts., 8/15/15                            1,275,000        1,214,438
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr.
Sub. Nts., 5/15/13                                     550,000          540,375
--------------------------------------------------------------------------------
Marquee Holdings, Inc.,
0%/12% Sr. Disc. Nts., 8/15/14 12                    1,600,000        1,400,000
--------------------------------------------------------------------------------
Mediacom Broadband
LLC/Mediacom Broadband
Corp.:
8.50% Sr. Nts., 10/15/15 2                           1,220,000        1,232,200
8.50% Sr. Unsec. Nts., 10/15/15                        280,000          282,800
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom
Capital Corp., 9.50% Sr. Unsec.
Nts., 1/15/13                                          969,000          993,225
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                         1,300,000        1,088,750
6.875% Sr. Unsec. Sub. Nts.,
10/1/13                                                700,000          605,500
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen
Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts.,
8/1/16 2,12                                          1,725,000        1,224,750
10% Sr. Nts., 8/1/14 2                               2,195,000        2,332,188
--------------------------------------------------------------------------------
Paxson Communications
Corp., 11.61% Sr. Sec. Nts.,
1/15/13 1,2                                            760,000          788,500
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                   900,000          951,750
8.875% Sr. Unsec. Nts., 5/15/11                        319,000          329,368
--------------------------------------------------------------------------------
Quebecor World Capital
Corp., 8.75% Sr. Nts., 3/15/16 2                       315,000          311,850
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts.,
Series A-1, 1/15/13                                  2,730,000        2,600,325
6.875% Sr. Disc. Nts.,
Series A-2, 1/15/13                                  1,865,000        1,776,413
6.875% Sr. Nts., 1/15/13                             1,300,000        1,238,250
8.875% Sr. Unsec. Nts.,
Series A-3, 1/15/16                                  3,540,000        3,699,300
--------------------------------------------------------------------------------
R.H. Donnelley Financial
Corp. I, 10.875% Sr. Sub. Nts.,
12/15/12 2                                             400,000          428,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr.
Unsec. Sub. Nts., Series B, 7/1/11                     600,000          617,250
--------------------------------------------------------------------------------
Rainbow National Services
LLC, 8.75% Sr. Nts., 9/1/12 2                          900,000          940,500
--------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                             340,000          319,333

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                $    1,271,000   $    1,309,130
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.,
9.625% Sr. Unsec. Nts., 8/1/13                         390,000          384,150
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                            700,000          714,000
10.875% Sr. Unsec. Nts.,
Series B, 6/15/09                                      800,000          788,000
--------------------------------------------------------------------------------
Warner Music Group,
7.375% Sr. Sub. Bonds, 4/15/14                         500,000          467,500
--------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts.,
12/15/14 12                                          2,057,000        1,573,605
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., 9.75% Sr.
Unsec. Nts., 5/1/14                                    930,000          916,050
                                                                 ---------------
                                                                     56,250,487

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The),
10.25% Sr. Unsec. Unsub. Nts.,
3/15/14                                              1,980,000        2,014,650
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc.
(The):
9% Sr. Unsec. Nts., 10/15/15                         2,020,000        2,171,500
10.375% Sr. Unsec. Sub. Nts.,
10/15/15                                               660,000          729,300
                                                                 ---------------
                                                                      4,915,450

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Boise Cascade LLC, 7.125% Sr.
Unsec. Sub. Nts., 10/15/14                           1,308,000        1,249,140
--------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr.
Sub. Nts., 6/1/17 2                                  2,390,000        2,192,825
--------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec.
Nts., 10/1/12                                          300,000          315,000
--------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.981%
Sr. Sec. Nts., 1/15/14 1                             1,480,000        1,104,450
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr.
Unsec. Sub. Nts., Series B, 5/1/10                     550,000          561,000
                                                                 ---------------
                                                                      5,422,415

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Invista, Inc., 9.25% Sr. Nts.,
5/1/12 2                                             1,067,000        1,133,688
--------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr.
Unsec. Unsub. Nts., 1/15/15                          1,919,000        2,062,925
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875%
Sr. Nts., 6/1/11 3                                     250,000          259,375
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr.
Unsec. Nts., 4/15/15                                   610,000          576,450
                                                                 ---------------
                                                                      4,032,438


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 5/15/17 2                       $      592,000   $      580,160
7.25% Sr. Nts., 9/1/16                                 615,000          602,700
8.125% Sr. Sub. Nts., 1/15/12                          300,000          306,750
                                                                 ---------------
                                                                      1,489,610

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                        2,558,000        2,627,294
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                       3,799,000        4,608,753
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc.
Nts., 5/31/09 3,4,5,13                                 142,981               --
--------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts.,
5/1/10                                                 450,000          457,313
                                                                 ---------------
                                                                      7,693,360

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                    180,000          172,350
8.625% Sr. Sub. Nts., 12/15/12                         400,000          415,000
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                         100,000           97,000
8.625% Sr. Nts., 5/1/09                                306,000          306,765
8.875% Sr. Unsec. Nts., 3/15/11                         71,000           70,290
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr.
Unsec. Sub. Nts., 10/1/11                            1,300,000        1,020,500
--------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub.
Bonds, 11/30/11 2                                    1,360,000        1,414,400
--------------------------------------------------------------------------------
Pinnacle Foods Finance
LLC/Pinnacle Foods Finance
Corp., 10.625% Sr. Sub. Nts., 4/1/17 2               2,636,000        2,550,330
--------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr.
Unsec. Sub. Nts., 2/15/08                              400,000          403,000
                                                                 ---------------
                                                                      6,449,635

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr.
Unsec. Sub. Nts., 12/15/12                             350,000          337,313
--------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr.
Sub. Nts., 4/15/14 2                                   370,000          431,806
--------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr.
Unsec. Sub. Nts., 2/1/15                               900,000          727,875
                                                                 ---------------
                                                                      1,496,994

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr.
Unsec. Sub. Nts., 1/15/14                            1,175,000        1,189,688
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                               500,000          517,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                    740,000          764,050

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 2                      $    1,531,000   $    1,542,483
10.50% Sr. Sub. Nts., 11/15/16 2                       936,000          945,360
                                                                 ---------------
                                                                      4,959,081

--------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr.
Sec. Nts., 6/1/13                                    1,805,000        1,882,606
--------------------------------------------------------------------------------
ENERGY--1.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Basic Energy Services, Inc., 7.125%
Sr. Unsec. Nts., 4/15/16                               335,000          321,600
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625%
Sr. Unsec. Sub. Nts., 12/15/10                         800,000          829,000
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50%
Sr. Sec. Nts., Series A, 9/1/08                        221,000          221,000
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts.,
4/15/13                                                400,000          384,000
--------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr.
Unsec. Nts., 2/15/14 3                                 300,000          316,500
--------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                    400,000          402,500
                                                                 ---------------
                                                                      2,474,600

--------------------------------------------------------------------------------
OIL & GAS--1.5%
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                 700,000          675,500
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Unsec. Nts., 12/15/15                       290,000          290,725
--------------------------------------------------------------------------------
Berry Petroleum Co., 8.25%
Sr. Sub. Nts., 11/1/16                                 370,000          374,625
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                        250,000          239,688
6.875% Sr. Unsec. Nts., 1/15/16                      1,822,000        1,790,115
7.50% Sr. Nts., 6/15/14                                300,000          305,250
--------------------------------------------------------------------------------
Compton Petroleum Finance
Corp., 7.625% Sr. Nts., 12/1/13                      1,310,000        1,300,175
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr.
Unsec. Nts., 3/1/16                                    180,000          183,600
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts.,
5/1/14                                                 300,000          304,500
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%
Sr. Unsec. Nts., 8/1/14                                550,000          547,938
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr.
Unsec. Nts., 10/1/11                                   700,000          686,000
--------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr.
Unsec. Nts., 4/28/34 2                               2,065,000        2,582,283
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                          880,000          908,600
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners
LP, 7.30% Sr. Unsec. Nts., 8/15/33                   4,327,000        4,532,000


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                       $      200,000   $      198,000
6.875% Sr. Unsec. Nts., 12/15/13                       285,000          262,556
--------------------------------------------------------------------------------
National Gas Co., 6.05% Nts.,
1/15/36 2                                            1,510,000        1,446,157
--------------------------------------------------------------------------------
Newfield Exploration Co.,
6.625% Sr. Unsec. Sub. Nts., 9/1/14                  1,900,000        1,843,000
--------------------------------------------------------------------------------
Pacific Energy Partners
LP/Pacific Energy Finance
Corp., 6.25% Sr. Unsec. Nts.,
9/15/15                                                100,000           98,388
--------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                    2,215,000        2,215,000
--------------------------------------------------------------------------------
Petroleum Export Ltd.
Cayman SPV, 5.265% Sr. Nts.,
Cl. A3, 6/15/11 2                                    3,284,271        3,191,884
--------------------------------------------------------------------------------
Pogo Producing Co., 7.875%
Sr. Unsec. Sub. Nts., 5/1/13                           365,000          374,125
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                 835,000          889,202
--------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                         1,340,000        1,299,800
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                          430,000          409,575
7.375% Sr. Sub. Nts., 7/15/13                          200,000          203,000
7.50% Sr. Sub. Nts., 5/15/16                         1,505,000        1,531,338
--------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 2                      1,335,000        1,328,325
7.50% Sr. Sec. Nts., 11/30/16 2                      2,770,000        2,763,075
--------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr.
Unsec. Sub. Nts., 12/15/14                           1,020,000          943,500
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr.
Nts., 11/1/13 2                                        525,000          535,500
--------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124%
Nts., 11/15/14 2                                     2,123,000        2,093,915
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                         405,000          403,988
6.625% Sr. Unsec. Nts., 11/1/15                        905,000          900,475
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                          1,500,000        1,432,500
                                                                 ---------------
                                                                     39,084,302

--------------------------------------------------------------------------------
FINANCIALS--5.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                        1,275,000        1,297,313
9.235% Sr. Sec. Nts., 9/15/14 1                        295,000          299,425
10.25% Sr. Unsec. Sub. Nts., 3/1/16                  1,280,000        1,280,000
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                      1,146,000        1,168,920
8% Sr. Nts., 6/15/11                                   410,000          422,300

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
E*TRADE Financial Corp.:
Continued
Eirles Two Ltd., 8.519% Sec.
Nts., Series 324, 4/20/12 1,3                   $    4,100,000   $    4,088,561
--------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                 12,290,000       16,053,267
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                   5,885,000        7,581,642
--------------------------------------------------------------------------------
Morgan Stanley, 10.09% Sr.
Unsec. Nts., 5/3/17 3 [BRR]                          4,410,000        2,314,736
                                                                 ---------------
                                                                     34,506,164

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
African Development Bank,
9.25% Bonds, 1/18/08 [NGN]                         218,200,000        1,808,016
--------------------------------------------------------------------------------
AIB Mortgage Bank, 3.75%
Sec. Bonds, Series 2, 4/30/13 [EUR]                  1,690,000        2,170,192
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
Argentaria SA, 4.25% Sec.
Bonds, 7/15/14 [EUR]                                 3,340,000        4,365,823
--------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts.,
1/15/16 2                                            2,980,000        3,192,474
--------------------------------------------------------------------------------
Banco de Credito del Peru,
6.95% Sub. Nts., 11/7/21 1,2                         1,345,000        1,368,538
--------------------------------------------------------------------------------
Bank of Ireland Mortgage
Bank, 4% Sr. Sec. Nts.,
Series 6, Tranche 1, 7/5/13 [EUR]                    1,680,000        2,180,874
--------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07 3                                                7,000            7,044
--------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec.
Nts., 11/14/16 [EUR]                                 1,920,000        2,413,506
--------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 3,9                 2,510,000        1,706,800
12.278% Sr. Unsec. Nts., 3/9/09 3,9                  1,960,000        1,477,840
9.751% Sr. Unsec. Nts., 7/8/09 3,9                   1,960,000        1,562,120
--------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds,
4/30/22 1,2                                          2,795,000        2,660,667
--------------------------------------------------------------------------------
Inter-American
Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                            920,000          485,659
7.889% Nts., 1/25/12 1 [COP]                       883,571,436          477,855
--------------------------------------------------------------------------------
Ongko International Finance
Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5                 90,000               --
--------------------------------------------------------------------------------
Salisbury International
Investments Ltd., 9.508% Sec.
Nts., Series 2006-003, Tranche
E, 7/20/11 1,3                                       1,100,000        1,100,000
                                                                 ---------------
                                                                     26,977,408

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc.,
10.25% Sr. Nts., 10/1/14 3                             250,000          256,875


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER FINANCE Continued
SLM Corp., 4.50% Nts.,
Series A, 7/26/10                               $    3,445,000   $    3,187,510
                                                                 ---------------
                                                                      3,444,385

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
AAC Group Holding Corp.,
0%/10.25% Sr. Unsec. Disc. Nts.,
10/1/12 12                                             100,000           90,500
--------------------------------------------------------------------------------
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                         1,210,000        1,205,765
9% Sr. Unsec. Unsub. Bonds,
11/16/11                                               910,000          912,152
--------------------------------------------------------------------------------
Autopistas del Nordeste
Cayman Ltd., 9.39% Nts., 1/15/26 2                   3,946,539        4,222,797
--------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25%
Sec. Nts., 4/5/17 [EUR]                              2,790,000        3,581,516
--------------------------------------------------------------------------------
Banco Invex SA, 24.639% Mtg.
Backed Certificates,
Series 062U, 3/13/34 1,14 [MXN]                      5,610,000        1,954,030
--------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts.,
Series 2005-93, 12/20/10 1,3                         1,100,000        1,108,800
--------------------------------------------------------------------------------
Depfa ACS Bank, 3.50%
Sec. Nts., 3/16/11 [EUR]                             2,220,000        2,883,236
--------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan
Europe BV, 7.75% Nts., 5/13/13 2                     1,625,000        1,665,625
--------------------------------------------------------------------------------
JP Morgan Hipotecaria
su Casita:
6.10% Mtg. Backed
Certificates,
Series 06U, 9/25/35 [MXN]                            4,027,800        1,356,469
6.47% Sec. Nts., 8/26/35 3 [MXN]                     7,112,700          653,875
--------------------------------------------------------------------------------
JPMorgan, Red Square Capital
Ltd., 9% CDO Nts., 11/20/08 3 [RUR]                 62,000,000        2,412,564
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr.
Unsec. Sub. Nts., 4/1/15                               330,000          332,063
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts.,
8/15/15 2                                              850,000          818,125
--------------------------------------------------------------------------------
Piazza Vittoria Finance SrL,
6.20% Asset-Backed Nts.,
7/20/10 1 [EUR]                                      5,405,282        7,278,494
--------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60%
Collateralized Trust, Cl. A,
6/15/97 12                                           2,695,000        1,269,226
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                         130,000          133,575
10.106% Sr. Unsec. Nts., 5/1/10 1                      130,000          133,250
                                                                 ---------------
                                                                     32,012,062

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50%
Sr. Nts., 6/1/11 1                                     925,000          977,031

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Host Hotels & Resorts LP,
6.875% Sr. Unsub. Nts., 11/1/14                 $      375,000   $      372,656
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                     730,000          704,450
6.75% Sr. Nts., Series Q, 6/1/16                       500,000          492,500
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas
Capital Corp., 6.75% Sr. Nts.,
4/1/17                                                 450,000          446,625
                                                                 ---------------
                                                                      2,993,262

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Banco Hipotecario SA,
9.75% Sr. Unsec. Nts., 4/27/16 2                     2,340,000        2,421,900
--------------------------------------------------------------------------------
Northern Rock plc, 3.625% Sr.
Sec. Nts., Series 4, Tranche 1,
3/28/13 [EUR]                                        1,690,000        2,154,456
--------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1,
9/27/11 [EUR]                                        7,760,000       10,131,744
--------------------------------------------------------------------------------
4% Sec. Mtg. Nts., Series 2,
9/27/16 [EUR]                                       12,640,000       15,950,898
                                                                 ---------------
                                                                     30,658,998

--------------------------------------------------------------------------------
HEALTH CARE--0.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals,
Inc., 7.75% Sr. Sub. Nts., 4/1/14                      325,000          307,938
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Community Health Systems,
Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                               400,000          417,488
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                        465,000          456,281
7.25% Sr. Unsec. Sub. Nts., 3/15/15                  1,975,000        1,960,188
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust II, 7.875% Nts.,
2/1/08                                                 900,000          906,750
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust III, 7.375% Nts.,
2/1/08 [DEM]                                            25,000           17,517
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust IV, 7.875% Trust
Preferred Securities, 6/15/11                          600,000          624,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                             200,000          213,480
--------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                      3,877,000        3,305,143
--------------------------------------------------------------------------------
HealthSouth Corp., 10.75%
Sr. Unsec. Nts., 6/15/16                               875,000          953,750
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                          230,000          220,800
6.875% Sr. Sub. Nts., 12/15/15                         285,000          272,175


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Psychiatric Solutions, Inc., 7.75%
Sr. Unsec. Sub. Nts., 7/15/15                   $      220,000   $      218,625
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr.
Unsec. Sub. Nts., 2/1/15                             1,319,000        1,187,100
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                             1,282,000        1,177,838
7.375% Nts., 2/1/13                                    119,000          108,141
9.875% Sr. Nts., 7/1/14                              1,932,000        1,922,340
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub.
Nts., 11/15/13                                         100,000          105,370
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                            300,000          310,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                   300,000          322,500
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I
LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 12                                           2,615,000        2,144,300
                                                                 ---------------
                                                                     16,844,286

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals
International, Inc., 7% Sr. Nts.,
12/15/11 3                                             350,000          343,000
--------------------------------------------------------------------------------
INDUSTRIALS--1.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts., 4/1/16                          1,335,000        1,301,625
--------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts.,
11/15/14 2                                             400,000          416,000
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                970,000          940,900
7.625% Sr. Sub. Nts., 2/1/18                           205,000          208,075
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                          583,000          543,648
6.125% Sr. Unsec. Sub. Nts.,
1/15/14                                                400,000          379,000
--------------------------------------------------------------------------------
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                     515,000          489,250
7.625% Sr. Sub. Nts., 6/15/12                          500,000          514,375
                                                                 ---------------
                                                                      4,792,873

--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr.
Unsec. Nts., 2/1/09 3,4,5                              735,000               --
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09 3                            200,000          204,500
--------------------------------------------------------------------------------
Goodman Global Holding Co.,
Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                             2,405,000        2,392,975

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                             $    1,250,000   $    1,196,875
                                                                 ---------------
                                                                      3,794,350

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North
America, Inc.:
7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                    1,300,000        1,290,250
9.25% Sr. Sec. Debs.,
Series B, 9/1/12                                       434,000          456,243
--------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr.
Nts., 2/1/15 2                                         685,000          700,413
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub.
Nts., 12/1/13                                        1,500,000        1,477,500
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts.,
3/15/13                                                460,000          443,900
7.50% Sr. Nts., 5/1/11                                 200,000          203,750
--------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr.
Unsec. Nts., 10/1/16                                   535,000          548,375
                                                                 ---------------
                                                                      5,120,431

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
Great Lakes Dredge & Dock
Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13 3                                             120,000          118,800
--------------------------------------------------------------------------------
IIRSA Norte Finance Ltd.,
8.75% Sr. Nts., 5/30/24 2                            7,095,120        8,265,814
                                                                 ---------------
                                                                      8,384,614

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                               325,000          334,750
--------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 2 [BRR]                        1,115,000          703,739
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr.
Nts., 2/15/12 3                                        172,000          181,030
                                                                 ---------------
                                                                      1,219,519

--------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                         500,000          508,750
9.25% Sr. Nts., 8/1/11                                 200,000          210,640
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 3                              700,000          668,500
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375%
Sr. Unsec. Nts., 5/15/15                               380,000          384,750
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12 3                         325,000          342,875


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11 3                 $      700,000   $      680,750
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                                   1,002,000        1,034,565
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50%
Sr. Nts., 3/15/14                                      300,000          294,750
                                                                 ---------------
                                                                      4,125,580

--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Car Rental LLC:
7.75% Sr. Unsec. Unsub. Nts.,
5/15/16                                                335,000          343,375
7.86% Sr. Unsec. Unsub. Nts.,
5/15/14 1                                              135,000          137,700
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                         610,000          638,975
10.50% Sr. Unsec. Sub. Nts.,
1/1/16                                               1,135,000        1,259,850
--------------------------------------------------------------------------------
Kansas City Southern Railway
Co. (The), 7.50% Sr. Nts., 6/15/09                     400,000          399,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                            150,000          150,750
7.50% Sr. Unsec. Nts., 11/1/13                         387,000          392,805
                                                                 ---------------
                                                                      3,322,455

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Ashtead Capital, Inc., 9% Nts.,
8/15/16 2                                              385,000          405,213
--------------------------------------------------------------------------------
H&E Equipment Services, Inc.,
8.375% Sr. Unsec. Nts., 7/15/16                        420,000          443,100
--------------------------------------------------------------------------------
Interline Brands, Inc., 8.125%
Sr. Sub. Nts., 6/15/14                                 570,000          577,125
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr.
Sub. Nts., 2/15/14 11                                4,000,000        3,920,000
                                                                 ---------------
                                                                      5,345,438

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts.,
11/1/12                                                236,000          250,750
--------------------------------------------------------------------------------
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 3 [MYR]                          2,000,000          573,845
6.70% Bonds, Series F,
11/2/12 3 [MYR]                                      1,000,000          307,690
6.85% Nts., 11/2/12 3 [MYR]                          2,000,000          619,435
6.95% Nts., 11/2/12 3 [MYR]                          1,000,000          311,050
                                                                 ---------------
                                                                      2,062,770

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
NXP BV/NXP Funding LLC,
9.50% Sr. Unsec. Unsub. Nts.,
10/15/15                                             2,586,000        2,560,140

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 4,5                                     $      675,000   $            7
                                                                 ---------------
                                                                      2,560,147

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 2                               585,000          602,550
11.75% Sr. Sub. Nts., 8/1/16 2                         930,000        1,004,400
                                                                 ---------------
                                                                      1,606,950

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 3,4,5 [EUR]                  338,620               --
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts.,
2/15/10 3,4,5                                          200,173               --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 3,4,5 [EUR]                                    100,000               --
                                                                 ---------------
                                                                             --

--------------------------------------------------------------------------------
IT SERVICES--0.2%
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                      607,000          648,731
--------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr.
Unsec. Sub. Nts., 5/15/14                              415,000          417,075
--------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub.
Nts., 1/15/15                                          400,000          392,000
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                      1,535,000        1,579,131
10.25% Sr. Unsec. Sub. Nts.,
8/15/15                                              1,820,000        1,933,750
                                                                 ---------------
                                                                      4,970,687

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
Freescale Semiconductor, Inc.,
10.125% Sr. Sub. Nts., 12/15/16 2                    1,190,000        1,124,550
--------------------------------------------------------------------------------
MATERIALS--1.9%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                         550,000          572,000
10.125% Sr. Unsec. Nts., 9/1/08                         77,086           80,555
10.625% Sr. Unsec. Nts., 5/1/11                        343,000          362,723
--------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                        790,000          833,450
7.875% Sr. Unsec. Sub. Nts.,
11/15/14                                               375,000          403,594
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                      198,000          220,770
11.625% Sr. Unsec. Nts., 10/15/10                       13,000           14,008


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Ineos Group Holdings plc,
8.50% Nts., 2/15/16 2                           $    1,230,000   $    1,208,475
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Unsec. Sub. Disc. Nts.,
11/15/14 12                                            350,000          301,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                          1,125,000        1,161,563
8.25% Sr. Unsec. Nts., 9/15/16                         600,000          630,000
10.50% Sr. Sec. Nts., 6/1/13                           600,000          651,000
--------------------------------------------------------------------------------
Rockwood Specialties Group,
Inc., 7.50% Sr. Sub. Nts.,
11/15/14                                               100,000          101,000
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp., 9.50% Sr. Unsec.
Nts., 12/1/12                                          237,000          248,258
                                                                 ---------------
                                                                      6,788,396

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
C10 Capital SPV Ltd., 6.722%
Unsec. Perpetual Debs. 2,15                          4,270,000        4,168,417
--------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75%
Sr. Disc. Nts., 3/1/14 12                            1,225,000          894,250
                                                                 ---------------
                                                                      5,062,667

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
Ball Corp., 6.625% Sr. Nts.,
3/15/18                                              1,035,000          996,188
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr.
Nts., 11/15/15                                       1,435,000        1,449,350
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                        200,000          202,250
9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                             1,800,000        1,829,250
--------------------------------------------------------------------------------
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11                                800,000          822,000
9.50% Sr. Sub. Nts., 8/15/13                         1,050,000        1,095,938
--------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%
Sr. Unsec. Nts., 10/1/12                             1,575,000        1,571,063
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625%
Sr. Nts., 10/1/12                                       37,000           38,943
--------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                           450,000          464,063
8.25% Sr. Unsec. Nts., 5/15/13                       1,719,000        1,787,760
8.75% Sr. Sec. Nts., 11/15/12                          928,000          972,080
8.875% Sr. Sec. Nts., 2/15/09                          176,000          179,960
--------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec.
Nts., 6/15/09 5,13                                     427,529          461,731
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub.
Nts., 2/15/14                                        1,675,000        1,474,000
--------------------------------------------------------------------------------
Stone Container Corp., 8.375%
Sr. Nts., 7/1/12                                       470,000          472,938

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts.,
2/1/12 2                                        $    1,415,000   $    1,443,300
9.125% Sr. Unsec. Nts., 2/1/17 2                     2,405,000        2,477,150
                                                                 ---------------
                                                                     17,737,964

--------------------------------------------------------------------------------
METALS & MINING--0.6%

AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                       1,019,000        1,024,095
7.875% Sr. Unsec. Nts., 2/15/09                         33,000           33,083
--------------------------------------------------------------------------------
Alrosa Finance SA, 8.875%
Nts., 11/17/14 2                                    11,230,000       12,667,440
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50%
Sr. Unsec. Nts., 8/15/14                               600,000          608,250
--------------------------------------------------------------------------------
International Utility Structures,
Inc., 13% Unsec. Sub. Nts.,
2/1/08 3,4,5                                            71,000               --
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec.
Nts., 4/1/14                                           585,000          648,630
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875%
Sr. Sec. Nts., 10/15/13 3                              204,000          218,790
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec.
Nts., 2/15/15 1                                      1,675,000        1,727,344
                                                                 ---------------
                                                                     16,927,632

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Catalyst Paper Corp., 8.625% Sr.
Unsec. Nts., Series D, 6/15/11                         500,000          486,250
--------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts.,
8/15/15                                                500,000          486,875
--------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                                225,000          220,781
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                         700,000          632,625
--------------------------------------------------------------------------------
Verso Paper Holdings
LLC/Verson Paper, Inc.:
9.106% Sr. Sec. Nts., 8/1/14 1,2                       460,000          471,500
11.375% Sr. Sub. Nts., 8/1/16 2                        460,000          493,350
                                                                 ---------------
                                                                      2,791,381

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13 2                            4,645,000        4,476,619
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%
Sr. Unsec. Nts., 6/15/16                               530,000          596,250
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding
Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                            1,000,000        1,020,000
8.625% Sr. Nts., 1/15/15                               815,000          839,450
--------------------------------------------------------------------------------
Nordic Telephone Co.
Holdings ApS, 8.875% Sr. Nts.,
5/1/16 2                                               345,000          367,425


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
NTL Cable plc, 9.125% Sr. Nts.,
8/15/16                                         $      355,000   $      373,638
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                            900,000          947,250
9% Sr. Unsec. Nts., 8/15/14                          1,350,000        1,414,125
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts., 8/15/10                           1,719,000        1,757,678
--------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                         625,000          643,750
8.875% Unsec. Unsub. Nts.,
3/15/12                                              5,405,000        5,850,913
--------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr.
Unsec. Bonds, 4/11/16 2 [PEN]                        3,290,100        1,151,379
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 3,4,5                                          500,000               --
--------------------------------------------------------------------------------
Time Warner Telecom
Holdings, Inc., 9.25% Sr. Unsec.
Unsub. Nts., 2/15/14                                 1,700,000        1,810,500
--------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC, 7.75% Sr.
Unsec. Sub. Nts., 2/15/15                              225,000          236,844
--------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                      1,080,000        1,112,400
11% Sr. Unsec. Sub. Nts.,
10/15/16                                               470,000          493,500
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts.,
8/1/13                                                 575,000          603,750
8.625% Sr. Unsec. Unsub. Nts.,
8/1/16                                                 875,000          929,688
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 3,4,5                         250,000               --
                                                                 ---------------
                                                                     24,625,159

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alamosa Delaware, Inc., 11%
Sr. Unsec. Nts., 7/31/10                                19,000           20,130
--------------------------------------------------------------------------------
America Movil SAB de CV,
8.46% Bonds, 12/18/36 2 [MXN]                       52,700,000        4,965,366
--------------------------------------------------------------------------------
American Cellular Corp., 10%
Sr. Nts., Series B, 8/1/11                             185,000          194,713
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                       250,000          256,875
7.50% Sr. Nts., 5/1/12                                 400,000          413,000
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr.
Unsec. Disc. Nts., 10/1/07 3,4,5                       400,000               --
--------------------------------------------------------------------------------
Centennial Cellular Operating
Co. LLC/Centennial
Communications Corp.,
10.125% Sr. Nts., 6/15/13                            2,014,000        2,170,085
--------------------------------------------------------------------------------
Centennial Communications
Corp., 10% Sr. Unsec. Nts.,
1/1/13                                                 200,000          215,500

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Cricket Communications, Inc.,
9.375% Sr. Unsec. Nts., 11/1/14                 $      935,000   $      970,063
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                          280,000          294,000
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                               859,000          901,950
9.606% Sr. Unsec. Nts., 10/15/12 1                     145,000          148,625
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                   16,470,000       16,477,197
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                               882,000          946,194
8% Sr. Sub. Nts., 12/15/12                             800,000          852,173
--------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%
Sr. Nts., 2/1/10                                     1,400,000        1,470,000
                                                                 ---------------
                                                                     30,295,871

--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Edison Mission Energy:
7% Sr. Nts., 5/15/17 2                               3,440,000        3,259,400
7.50% Sr. Unsec. Nts., 6/15/13                         360,000          358,200
7.75% Sr. Unsec. Nts., 6/15/16                         500,000          500,000
--------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                           1,130,000        1,158,250
8.80% Sr. Nts., 1/30/17 2                            1,410,000        1,512,225
--------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                               1,990,000        2,022,338
7.75% Nts., 10/17/16 2                               1,835,000        1,867,113
--------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds,
12/19/16 [PHP]                                     109,600,000        2,187,450
6.875% Nts., 11/2/16 2                               1,324,000        1,333,930
9.625% Unsec. Bonds, 5/15/28                         2,270,000        2,894,250
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr.
Sec. Nts., 12/15/14                                    200,000          205,000
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75%
Sr. Unsec. Nts., 8/15/17                             1,777,000        1,755,783
                                                                 ---------------
                                                                     19,053,939

--------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
AES Corp. (The), 8.75% Sr. Sec.
Nts., 5/15/13 2                                      2,000,000        2,120,000
--------------------------------------------------------------------------------
AES Dominicana Energia
Finance SA, 11% Sr. Nts., 12/13/15 2                 2,313,000        2,463,345
--------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts.,
12/21/16 2                                           1,100,000        1,065,771
--------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr.
Sec. Bonds, Series A, 11/30/19                         403,703          442,055
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts.,
4/1/11                                                 621,000          613,238
8.75% Sr. Nts., 2/15/12                                988,000        1,022,580


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY TRADERS Continued
Mirant Americas Generation
LLC:
8.30% Sr. Unsec. Nts., 5/1/11                   $    3,700,000   $    3,838,750
9.125% Sr. Unsec. Nts., 5/1/31                         500,000          550,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                        699,118          734,511
--------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17 11                          2,000,000        2,012,500
7.375% Sr. Nts., 2/1/16                              3,615,000        3,633,075
                                                                 ---------------
                                                                     18,495,825

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr.
Nts., 5/15/08                                          150,000          151,342
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                 19,000           19,579
7.75% Sr. Nts., 8/1/10                                 200,000          208,978
8.50% Sr. Nts., 4/15/11                                250,000          267,155
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr.
Sec. Nts., 11/1/14                                      90,000           87,467
                                                                 ---------------
                                                                        583,179
                                                                 ---------------
Total Corporate Bonds
and Notes
(Cost $521,734,403)                                                 522,381,824
                                                        SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 3,4,13                            4,253               --
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 3,4                                   5,000               --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 3,4,13                              151               --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 4,13                                 124        1,114,439
9.75% Cv., Series AI 3,4,13                                  1            7,380
--------------------------------------------------------------------------------
Sovereign Real Estate
Investment Trust, 12%
Non-Cum., Series A 3                                     4,600          658,950
                                                                 ---------------
Total Preferred Stocks
(Cost $2,004,351)                                                     1,780,769

--------------------------------------------------------------------------------
COMMON STOCKS--1.3%
--------------------------------------------------------------------------------
Adelphia Recovery Trust 3,4                            923,634           92,363
--------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,4                            690,638       10,359,570
--------------------------------------------------------------------------------
AT&T, Inc.                                             137,145        5,691,518
--------------------------------------------------------------------------------
Cebridge Connections
Holding LLC 3,4                                          3,734               --
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                        61,508        5,361,652

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
DaimlerChrysler AG 10                                   30,583   $    2,812,107
--------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,4                          2,168           33,604
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          2,168          469,914
--------------------------------------------------------------------------------
Premier Holdings Ltd. 3,4                               18,514               --
--------------------------------------------------------------------------------
Public Service Enterprise Group,
Inc.                                                    63,147        5,543,044
--------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                  733,200        1,004,484
--------------------------------------------------------------------------------
Societe des Autoroutes
Paris-Rhin-Rhone                                         3,346          340,555
--------------------------------------------------------------------------------
Telus Corp.                                             21,754        1,302,279
--------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 4                         3,210          125,736
--------------------------------------------------------------------------------
Unibail-Rodamco                                          1,738          443,910
                                                                 ---------------
Total Common Stocks
(Cost $33,572,329)                                                   33,580,736

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp.
2/28/11 4                                                  266            2,087
--------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 3,4                                     200               --
--------------------------------------------------------------------------------
Venezuela (Republic of) Oil
Linked Payment Obligation
Wts., Exp. 4/15/20 3,4                                   2,300           86,250
                                                                 ---------------
Total Rights, Warrants and
Certificates (Cost $2,025)                                               88,337

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--13.2%
--------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked
Nts., 8.694%, 4/8/09 1,2 [EUR]                         800,000        1,081,437
--------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe
Linked Nts., Cl. A-1, 13.86%,
6/1/09 1,2                                           1,750,000        1,781,150
--------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe
Linked Nts.:
8.485%, 6/13/08 1,2                                    500,000          499,805
9.36%, 8/31/09 1                                     1,130,000        1,142,430
--------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe
Linked Nts., Cl. A, 7.708%,
5/19/09 1,2                                          1,950,000        1,926,639
--------------------------------------------------------------------------------
Champlain Ltd. Catastrophe
Linked Nts., Series A, 18.10%,
1/7/09 1,2                                             940,000          953,419
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Argentina (Republic of)
Credit Linked Nts., 11.278%,
5/22/08 3,14 [ARP]                                     840,000          767,043
Argentina (Republic of)
Credit Linked Nts., 4%,
5/18/09 3 [ARP]                                      1,334,000        1,217,849


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Argentina (Republic of) Unsec.
Credit Linked Nts., 20.616%,
4/16/10 3,14 [ARP]                                   1,134,005   $      598,445
Brazil (Federal Republic of)
Credit Linked Nts., 10%,
1/5/10 1 [BRR]                                      10,670,000        5,450,141
Brazil (Federal Republic of)
Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                         2,927,000        1,567,883
Brazil (Federal Republic of)
Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                         4,619,000        2,474,223
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
14.809%, 1/5/10 9 [BRR]                              2,480,096          996,014
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
15.427%, 1/2/09 9 [BRR]                              2,231,957          993,159
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
15.728%, 1/3/08 9 [BRR]                              1,948,615          958,023
Colombia (Republic of) Credit
Linked Bonds, 11%,
7/24/20 [COP]                                    1,060,000,000          579,485
Colombia (Republic of) Credit
Linked Nts., Series II, 15%,
4/27/12 [COP]                                      552,359,546          330,206
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%,
4/27/12 [COP]                                    1,200,000,000          717,373
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%,
4/27/12 [COP]                                    1,034,000,000          618,136
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%,
4/27/12 [COP]                                      927,000,000          554,170
Dominican Republic Credit
Linked Nts., 10.086%,
3/20/08 3,9 [DOP]                                   22,900,000          630,504
Dominican Republic Credit
Linked Nts., 10.105%,
7/2/07 9 [DOP]                                      16,200,000          488,688
Dominican Republic Credit
Linked Nts., 11.01%,
9/4/07 9 [DOP]                                      48,700,000        1,448,871
Dominican Republic Credit
Linked Nts., 22%,
10/3/11 [DOP]                                       25,600,000          998,800
Dominican Republic Credit
Linked Nts., 9.522%,
5/12/08 8,9 [DOP]                                   19,900,000          554,661
Dominican Republic Credit
Linked Nts., 9.826%,
3/20/08 9 [DOP]                                     21,220,000          599,412
Dominican Republic Credit
Linked Nts., 9.931%,
12/24/07 9 [DOP]                                    20,820,000          602,380

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Dominican Republic Unsec.
Credit Linked Nts., 11.648%,
9/24/07 9 [DOP]                                     65,700,000   $    1,945,471
Dominican Republic Unsec.
Credit Linked Nts., 15%,
3/12/12 [DOP]                                       49,300,000        1,561,766
Dominican Republic Unsec.
Credit Linked Nts., 9.696%,
3/10/08 9 [DOP]                                     33,430,000          947,674
Dominican Republic Unsec.
Credit Linked Nts., Series 007,
9.302%, 5/12/08 9 [DOP]                             40,900,000        1,137,274
Egypt (The Arab Republic of)
Credit Linked Nts., 8.70%,
7/12/07 3,9 [EGP]                                    7,610,000        1,333,732
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.376%, 2/28/08 3,9 [EGP]                            9,260,000        1,547,872
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.50%, 2/16/08 [EGP]                                 4,450,000          805,104
Ghana (Republic of) Credit
Linked Nts., 13.50%,
4/2/10 [GHC]                                    29,900,000,000        3,361,894
Nigeria (Federal Republic of)
Credit Linked Nts., 12.474%,
7/22/07 9 [NGN]                                    219,970,000        1,721,211
Nigeria (Federal Republic of)
Credit Linked Nts., 14.50%,
3/1/11 [NGN]                                       347,000,000        3,231,286
Nigeria (Federal Republic of)
Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                               265,000,000        2,476,193
Renins Nonlife Ltd. Credit
Linked Nts., 12.50%, 5/30/12 3                       4,310,000        4,310,000
Russian Federation Credit
Linked Nts., 5.315%, 1/20/11                        10,000,000       10,360,400
Russian Federation Credit
Linked Nts., 7.65%,
12/4/08 1,3 [RUR]                                   21,350,000          842,397
Russian Federation Credit
Linked Nts., Series 2, 7.50%,
12/4/08 1 [RUR]                                     50,900,000        2,004,381
Ukraine Hryvnia Unsec.
Credit Linked Nts., 11.94%,
1/4/10 [UAH]                                           880,000          189,766
Zambia (Republic of) Credit
Linked Nts., 8.833%,
2/21/08 9 [ZMK]                                  6,515,000,000        1,601,271
--------------------------------------------------------------------------------
Credit Suisse First Boston
International:
Boryspil Airport Total
Return Linked Nts., 10%,
4/19/10 1 [UAH]                                      4,840,000          992,094
EES Total Return Linked Nts.,
7.10%, 12/12/08 1 [RUR]                             37,100,000        1,456,627
EESRRU Total Return Linked
Nts., 8.252%, 6/22/10 1 [RUR]                       93,500,000        3,774,239


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Credit Suisse First Boston
International: Continued
Gazprom Total Return Linked
Nts., 6.79%, 10/29/09 [RUR]                         73,800,000   $    2,927,959
Gazprom Total Return Linked
Nts., Series 002, 6.95%,
8/6/09 [RUR]                                        72,600,000        2,940,294
Indonesia (Republic of) Total
Return Linked Nts., 12%,
9/16/11 3 [IDR]                                 14,800,000,000        1,817,099
Moitk Total Return Linked
Nts., 8.966%, 3/26/11 1,3 [RUR]                     59,900,000        2,328,520
NAK Naftogaz of Ukraine
Credit Linked Nts., 5%,
1/20/09 3                                            3,890,000        4,021,404
Orenburgskaya IZHK Total
Return Linked Nts., 9.24%,
2/21/12 1,3 [RUR]                                  116,835,000        4,573,572
Romania (The State of) Total
Return Linked Nts.,
Series 0003, 5.882%,
8/15/07 9 [RON]                                     12,380,000        5,318,282
Rurail Total Return Linked Nts.,
6.67%, 1/22/09 1 [RUR]                              49,210,000        1,930,179
Turkey (Republic of) Credit
Linked Nts., Series EMG 59,
21.41%, 7/16/08 9 [TRY]                              3,485,000        2,220,607
Ukraine (Republic of) Credit
Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                               2,195,000          482,348
Vietnam Shipping Industry
Group Total Return Linked
Nts., 10.50%, 1/19/17 3 [VND]                   14,609,000,000          963,470
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch):
Russian Specialized
Construction and
Installation Administration
Credit Linked Nts., 8.59%,
5/20/10 1 [RUR]                                     97,250,000        3,791,784
Ukraine (Republic of) Credit
Linked Nts., 11.94%,
12/30/09 [UAH]                                       5,650,000        1,241,579
Ukraine (Republic of) Credit
Linked Nts., Series EMG
11, 11.94%, 12/30/09 [UAH]                             661,000          145,254
Ukraine (Republic of) Credit
Linked Nts., Series NPC
12, 11.94%, 12/30/09 [UAH]                           4,170,000          916,351
--------------------------------------------------------------------------------
Credit Suisse Group, Russian
Moscoblgaz-Finance Total
Return Linked Nts., 9.25%,
6/24/12 8 [RUR]                                    106,500,000        4,143,169
--------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit
Linked Nts., 11.278%,
12/21/11 3 [ARP]                                     2,990,000        2,740,027

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Arrendadora Capita Corp. SA
de CV/Capita Corp. (The) de
Mexico SA de CV Credit
Linked Nts., 9.09%,
1/5/113 [MXN]                                       14,550,124   $    1,353,531
Arrendadora Capita Corp. SA
de CV/Capita Corp. (The) de
Mexico SA de CV Credit
Linked Nts., 9.65%,
1/5/11 3 [MXN]                                       9,626,287          895,489
Brazil Real Credit Linked Nts.,
13.882%, 3/3/10 9 [BRR]                              4,580,760        2,397,953
Brazil Real Credit Linked Nts.,
6%, 8/18/10 [BRR]                                    2,065,000        1,739,848
Colombia (Republic of) Credit
Linked Nts., 13.50%,
9/15/14 3 [COP]                                  2,002,000,000        1,193,123
Colombia (Republic of) Total
Return Linked Bonds,
Series 002, 11%, 7/28/20 [COP]                   6,840,000,000        3,739,260
Egypt (The Arab Republic of)
Credit Linked Nts., 9.381%,
2/5/08 3,9 [EGP]                                     6,230,000        1,033,244
Egypt (The Arab Republic of)
Total Return Linked Nts.,
10.029%, 9/12/07 3,9 [EGP]                          11,720,000        2,020,637
European Investment Bank,
Russian Federation Credit
Linked Nts., 5.502%, 1/19/10 9                         705,000          606,653
Grupo TMM SA Credit
Linked Nts., 6%, 9/7/12 3                            2,381,322        2,452,762
Halyk Bank of Kazakhstan
Total Return Linked Nts.,
Series I, 7.25%, 3/20/09 [KZT]                     258,990,000        2,142,905
Indonesia (Republic of)
Credit Linked Nts., 9.50%,
6/22/15                                                820,000          852,226
Indonesia (Republic of)
Credit Linked Nts., Series III,
14.25%, 6/15/13                                        873,600        1,096,019
Nigeria (Federal Republic of)
Credit Linked Nts., 12.50%,
2/24/09 [NGN]                                       67,900,000          576,176
Nigeria (Federal Republic of)
Credit Linked Nts., 15%,
1/27/09 [NGN]                                       91,000,000          811,026
OAO Gazprom I Credit Nts.,
9.407%, 10/20/07                                       790,000          813,298
Peru (Republic of) Credit
Linked Nts., 6.665%, 2/20/11 1                         875,000          896,311
RosSelkhoz Bank Total Return
Linked Nts., 6.926%,
2/22/08 9 [RUR]                                     57,640,000        2,146,087
Russian Federation Credit
Linked Nts., 0%, 12/2/09 9 [RUR]                    19,221,000          783,051
Russian Federation Credit
Linked Nts., 6.942%,
2/22/08 9 [RUR]                                     82,600,000        3,075,991


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Russian Federation Credit Linked
Nts., 7.176%, 2/21/08 9 [RUR]                       39,800,000   $    1,481,857
Russian Federation Total Return
Linked Nts., Series II, 9%,
4/22/11 [RUR]                                       21,590,000          918,841
Russian Railways Total Return
Linked Bonds, 6.67%,
1/26/09 1 [RUR]                                     75,090,000        2,947,905
Russian Unified Energy Systems
Total Return Linked Nts.,
Series FSK3, 7.10%,
12/16/08 1 [RUR]                                    50,530,000        1,982,975
Sberbank Total Return Linked
Nts., 6.588%, 2/27/08 9 [RUR]                       76,860,000        2,862,564
Sberbank Total Return Linked
Nts., 6.593%, 2/20/08 9 [RUR]                       57,640,000        2,149,560
Singapore, Vietnam Shipping
Industry Group Total Return
Linked Nts., 9%, 4/20/17 3 [VND]                36,800,000,000        2,287,598
Ukraine (Republic of) 5 yr. Credit
Linked Nts., 4.05%, 8/25/10                            885,000          934,640
Ukraine (Republic of) 5.5 yr.
Credit Linked Nts., 4.05%, 2/25/11                     885,000          935,410
Ukraine (Republic of) 6 yr.
Credit Linked Nts., 4.05%, 8/25/11                     885,000          936,994
Ukraine (Republic of) 6.5 yr.
Credit Linked Nts., 4.05%, 2/27/12                     885,000          937,835
Ukraine (Republic of) 7 yr.
Credit Linked Nts., 4.05%, 8/28/12                     885,000          937,932
Ukraine (Republic of) Credit
Linked Nts., 11.94%,
12/30/09 [UAH]                                         269,000           59,695
Ukraine (Republic of) Credit
Linked Nts., 11.94%,
12/30/09 [UAH]                                         955,000          211,930
United Mexican States Credit
Linked Nts., 9.52%, 1/5/11 3 [MXN]                   9,634,325          896,237
Videocon International Ltd.
Credit Linked Nts., 6.26%,
12/29/09 3                                           1,630,000        1,633,684
--------------------------------------------------------------------------------
Dow Jones CDX High Yield
Index, Pass-Through Certificates,
8.25%, Series 4-T1, 6/29/10 3                        5,221,200        5,430,048
--------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit
Linked Nts., Series 3, 7.04%,
12/8/11 1 [RUR]                                     34,190,000        1,369,354
--------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked
Nts., 11.605%, 4/8/09  1,2                           1,400,000        1,420,300
--------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked
Nts., Cl. B, 9.255%, 8/10/11 1,2                     1,630,000        1,656,553
--------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe
Linked Nts., 15.16%, 1/8/09 1,3                        926,000          916,740
--------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe
Linked Nts., 9.46%, 11/24/08 1,2                     1,000,000          951,890

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe
Linked Nts., 11.34%, 5/19/09 1,3              $      2,600,000   $    2,601,300
--------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey
(Republic of) Credit Linked
Nts., 14.802%, 3/29/17 9 [TRY]                      21,980,000        4,434,517
--------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP, Colombia
(Republic of) Credit Linked
Nts., 10.476%, 2/8/37 9 [COP]                   63,720,800,000        1,522,500
--------------------------------------------------------------------------------
Goldman Sachs International,
Russian Federation Total
Return Linked Nts., 8%,
5/13/09 1 [RUR]                                     84,500,000        3,382,711
--------------------------------------------------------------------------------
ING Bank NV, Ukraine
(Republic of) Credit Linked
Nts., Series 725, 11.89%,
12/30/09 3 [UAH]                                     4,689,000        1,058,525
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of)
Credit Linked Nts., 11.232%,
12/19/11 3 [ARP]                                     4,355,000        3,956,120
Brazil (Federal Republic of)
Credit Linked Nts., 14.35%,
2/20/12 [BRR]                                        5,770,000        3,244,242
Brazil (Federal Republic of)
Credit Linked Nts., 15.326%,
1/2/15 9 [BRR]                                      10,948,600        2,650,503
Brazil (Federal Republic of)
Credit Linked Nts., 2.731%,
11/30/12 9 [ARP]                                     4,550,000        1,422,537
Brazil (Federal Republic of)
Credit Linked Nts., 6%,
5/16/45 3 [BRR]                                      5,855,000        5,079,129
Brazil (Federal Republic of)
Credit Linked Nts., Series III,
12.184%, 1/2/15 9 [BRR]                              8,500,000        2,057,731
Colombia (Republic of)
Credit Linked Bonds, 10.19%,
1/5/16 9 [COP]                                  20,100,000,000        4,520,707
Colombia (Republic of)
Credit Linked Bonds, 10.218%,
10/31/16 3,9 [COP]                              12,177,000,000        2,514,979
Colombia (Republic of)
Credit Linked Bonds, 11.198%,
8/3/20 9 [COP]                                  11,160,000,000        1,564,304
Colombia (Republic of)
Credit Linked Bonds, Series A,
10.218%, 10/31/16 3,9 [COP]                     12,125,000,000        2,504,240
Peru (Republic of) Credit
Linked Nts., 8.115%,
9/2/15 9 [PEN]                                       3,470,000          642,268
Swaziland (Kingdom of)
Credit Linked Nts., 7.25%,
6/20/10                                              1,120,000        1,112,272
--------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts.,
3/14/12 3                                            7,200,000        7,018,041


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe
Linked Nts., 11.849%, 12/31/09 1,2            $      2,000,000   $    2,056,400
--------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc., High Yield Targeted Return
Index Securities, Series 2006-1,
7.22%, 5/1/16 3,16                                   8,500,000        8,587,890
--------------------------------------------------------------------------------
Lehman Brothers International,
Romania (Republic of) Total
Return Linked Nts., 7.90%,
2/9/10 [RON]                                           821,400          368,322
--------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
CMS 10 yr. Curve Credit
Linked Nts., 6%, 2/5/17                             13,350,000       12,582,375
Microvest Capital
Management LLC Credit
Linked Nts., 10.75%, 5/24/12 3                       8,650,000        8,650,000
Romania (Republic of) Total
Return Linked Nts., 6.50%,
3/9/10 [RON]                                         2,228,300          963,197
Romania (Republic of) Total
Return Linked Nts., 6.75%,
3/11/08 [RON]                                        2,600,000        1,142,754
Romania (Republic of) Total
Return Linked Nts., 7.25%,
4/19/10 [RON]                                          213,000           93,126
Romania (Republic of) Total
Return Linked Nts., 7.75%,
4/21/08 [RON]                                          199,000           87,504
Romania (Republic of) Total
Return Linked Nts., 7.75%,
4/21/08 [RON]                                          512,000          225,135
Romania (Republic of) Total
Return Linked Nts., 7.90%,
2/12/08 [RON]                                        1,885,100          842,101
--------------------------------------------------------------------------------
Medquake Ltd. Catastrophe
Linked Nts., 10.46%, 5/31/10 1,3                     1,250,000        1,250,938
--------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit
Linked Nts., 10%,
11/17/16 3 [COP]                                 1,784,000,000          921,147
Renaissance Capital
International Services Ltd.
Total Return Linked Nts.,
10.50%, 10/7/08 3 [RUR]                             80,000,000        3,109,876
--------------------------------------------------------------------------------
Morgan Stanley, Russian
Federation Total Return
Linked Securities, Series 007,
Cl. VR, 5%, 8/15/34 [RUR]                          114,600,000        4,012,214
--------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts.,
Series A, 8.375%, 6/30/12 3 [RUR]                   30,244,794        1,222,748
Total Return Linked Nts.,
Series B, 11%, 6/30/12 3 [RUR]                      24,746,681        1,000,468

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Bank Center Credit Total
Return Linked Nts., 7.52%,
6/6/08 [KZT]                                       482,000,000  $     3,986,864
Brazil (Federal Republic of)
Linked Nts., 12.551%,
1/5/22 9 [BRR]                                      28,914,000        3,252,638
Brazil (Federal Republic of)
Sr. Linked Nts., 14.40%,
8/4/16 [BRR]                                         5,793,682        4,132,766
Philippines (Republic of the)
Credit Linked Nts., 10.20%,
9/20/15 3                                           10,300,000       12,456,297
Philippines (Republic of the)
Credit Linked Nts., 8.619%,
9/20/15 3                                            1,230,000        1,432,974
Philippines (Republic of the)
Credit Linked Nts., 8.21%,
6/20/16 1,3                                          1,360,000        1,470,835
Sukhoi Co. Total Return
Linked Nts., 7.85%,
3/31/17 1,3 [RUR]                                  107,700,000        4,207,604
United Mexican States Credit
Linked Nts., 5.64%, 11/20/15                         2,000,000        2,100,218
WTI Trading Ltd. Total Return
Linked Nts., Series A,
0%, 2/6/09 3,9                                       3,630,000        3,811,500
WTI Trading Ltd. Total Return
Linked Nts., Series B,
0%, 2/6/09 3,9                                       4,850,000        5,092,500
--------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe
Linked Nts., Series 2007-I,
Cl. A, 17.26%, 6/21/10 1,3                           2,290,000        2,290,000
--------------------------------------------------------------------------------
Osiris Capital plc Catastrophe
Linked Combined Mortality
Index Nts., Series D, 10.356%,
1/15/10 1,2                                            890,000          899,434
--------------------------------------------------------------------------------
Residential Reinsurance Ltd.
Catastrophe Linked Nts.,
Series B, 13.81%, 6/6/08 1,2                         1,300,000        1,228,208
--------------------------------------------------------------------------------
Residential Reinsurance Ltd.
Nts., Series CL3, 17.61%, 6/7/10 1,3                 1,000,000        1,000,000
--------------------------------------------------------------------------------
Successor Euro Wind Ltd.
Catastrophe Linked Nts.:
Cl. A-I, 10.61%, 6/6/08 1,3                          1,040,000        1,044,420
Cl. A-I, 22.86%, 6/6/08 1,3                          1,450,000        1,477,695
--------------------------------------------------------------------------------
Successor Japan Quake Ltd.
Catastrophe Linked Nts.,
Cl. A-I, 9.61%, 6/6/08 1,2                           2,450,000        2,480,013
--------------------------------------------------------------------------------
Swiss Re Capital Markets
Corp./Akibare Ltd.
Catastrophe Linked Nts.,
Cl. A, 8.31%, 5/22/12 1,3                              738,000          739,697


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
UBS AG:
Ghana (Republic of) Credit
Linked Nts., 14.47%,
12/28/11 3 [GHC]                                12,220,520,000   $    1,358,938
Israel (State of) Credit Linked
Nts., 7.50%, 4/5/14 [ILS]                            4,792,700        1,276,511
--------------------------------------------------------------------------------
VASCO Re 2006 Ltd.
Catastrophe Linked Nts.,
13.86%, 6/5/09 1,2                                   1,550,000        1,561,470
--------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe
Linked Nts., 10.485%, 6/16/10 1,3                    2,480,000        2,480,000
                                                                 ---------------
Total Structured Notes
(Cost $314,612,881)                                                 341,302,431

                       EXPIRATION    STRIKE
                            DATES     PRICE          CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Basket of
Currencies
Put 4                     7/25/07   $ 95.00         26,640,000               --
--------------------------------------------------------------------------------
Basket of
Currencies
Put 3,4                   12/7/07     92.50         27,590,000          165,540
                                                                 ---------------
Total Options
Purchased
(Cost $480,268)                                                         165,540

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--3.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., 5.08%, 8/20/07                         $     71,880,000       71,372,847
--------------------------------------------------------------------------------
U.S. Treasury Bills, 4.965%,
7/26/07 10,17                                       27,000,000       26,906,906
                                                                 ---------------
Total Short-Term Notes
(Cost $98,279,753)                                                   98,279,753

                                                        SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--10.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E,
5.28% 18,19
(Cost $271,555,350)                                271,555,350      271,555,350

--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $2,598,492,632)                                             2,638,315,674

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--3.3% 20
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
Undivided interest of 0.55% in joint
repurchase agreement (Principal
Amount/Value $3,500,000,000, with a
maturity value of $3,501,573,542) with Bank
of America NA, 5.395%, dated 6/29/07, to be
repurchased at $19,407,804 on 7/2/07,
collateralized by U.S. Agency Mortgages,
5%-5.50%, 8/1/33-3/1/35, with a value of
$3,570,000,000                                $     19,399,082   $   19,399,082
--------------------------------------------------------------------------------
Undivided interest of 1.61% in joint
repurchase agreement (Principal
Amount/Value $310,000,000, with a maturity
value of $310,139,888) with Barclays
Capital, 5.415%, dated 6/29/07, to be
repurchased at $5,002,256 on 7/2/07,
collateralized by AAA Asset-Backed
Securities, 0%-5.54%, 1/29/20-5/11/52, with
a value of $319,300,000                              5,000,000        5,000,000
--------------------------------------------------------------------------------
Undivided interest of 12% in joint
repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity
value of $500,225,625) with Barclays
Capital, 5.415%, dated 6/29/07, to be
repurchased at $60,027,075 on 7/2/07,
collateralized by Private Label CMOs, 0%,
5/27/35-2/25/48, with a value of
$525,000,000                                        60,000,000       60,000,000
                                                                 ---------------
                                                                     84,399,082

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
Metropolitan Life
Global Funding,
5.31%, 7/23/07                                         750,000          750,000
                                                                 ---------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $85,149,082)                                                   85,149,082

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,683,641,714)                                    105.4%   2,723,464,756
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                              (5.4)    (140,484,193)
                                              ----------------------------------
NET ASSETS                                               100.0%  $2,582,980,563
                                              ==================================


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $154,847,400 or 5.99% of the Fund's net assets as of June 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $194,841,001, which represents 7.54% of the Fund's net assets. See Note 12 of accompanying Notes.

4. Non-income producing security.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,283,098 or 0.79% of the Fund's net assets as of June 30, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $607,951 or 0.02% of the Fund's net assets as of June 30, 2007.

8. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Partial or fully-loaned security. See Note 13 of accompanying Notes.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,959,712. See Note 6 of accompanying Notes.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Interest or dividend is paid-in-kind, when applicable.

14. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

15. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

18. Rate shown is the 7-day yield as of June 30, 2007.


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

19. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS           GROSS          SHARES
                                                      DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          349,023,806     594,253,236     671,721,692     271,555,350

                                                                                                  VALUE        DIVIDEND
                                                                                             SEE NOTE 1          INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $ 271,355,350   $   7,318,194

20. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,412,086,364)                                                   $2,451,909,406
Affiliated companies (cost $271,555,350)                                                          271,555,350
                                                                                               ---------------
                                                                                                2,723,464,756
--------------------------------------------------------------------------------------------------------------
Cash                                                                                               11,097,055
--------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $659,069)                                                              658,919
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              13,056,500
--------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $37,980)                                                    12,169,243
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $26,504,820 sold on a when-issued basis
or forward commitment)                                                                             35,178,271
Interest, dividends and principal paydowns                                                         29,114,652
Shares of beneficial interest sold                                                                 12,827,464
Closed foreign currency contracts                                                                   1,946,074
Futures margins                                                                                     1,766,577
Other                                                                                                  19,741
                                                                                               ---------------
Total assets                                                                                    2,841,299,252

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                         85,149,082
--------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                               5,415,257
--------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $497,683)                                                        6,066,047
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $142,593,148 purchased on a when-issued
basis or forward commitment)                                                                      160,211,886
Distribution and service plan fees                                                                  1,103,225
Shares of beneficial interest redeemed                                                                211,747
Shareholder communications                                                                             82,478
Trustees' compensation                                                                                 13,154
Transfer and shareholder servicing agent fees                                                           1,787
Other                                                                                                  64,026
                                                                                               ---------------
Total liabilities                                                                                 258,318,689

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $2,582,980,563
                                                                                               ===============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $      484,200
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      2,468,428,179
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  53,170,104
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                                               8,567,009
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                      52,331,071
                                                                                               ---------------
NET ASSETS                                                                                     $2,582,980,563
                                                                                               ===============

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $656,079,279
and 124,440,386 shares of beneficial interest outstanding)                                     $         5.27
--------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,926,901,284
and 359,759,877 shares of beneficial interest outstanding)                                     $         5.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $19,994)                                         $   59,343,586
--------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,597)                                   134,165
Affiliated companies                                                                                7,318,194
--------------------------------------------------------------------------------------------------------------
Fee income                                                                                             96,756
--------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                112,500
                                                                                               ---------------
Total investment income                                                                            67,005,201

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                     6,545,069
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                      2,032,943
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                      5,010
Service shares                                                                                          5,037
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                     41,363
Service shares                                                                                        103,937
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            64,614
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 19,600
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                               750
--------------------------------------------------------------------------------------------------------------
Other                                                                                                  77,131
                                                                                               ---------------
Total expenses                                                                                      8,895,454
Less reduction to custodian expenses                                                                   (2,906)
Less waivers and reimbursements of expenses                                                          (139,630)
                                                                                               ---------------
Net expenses                                                                                        8,752,918

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              58,252,283

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                               6,657,673
Closing and expiration of option contracts written                                                    412,988
Closing and expiration of futures contracts                                                        (8,650,696)
Foreign currency transactions                                                                      15,289,907
Swap contracts                                                                                      8,082,996
                                                                                               ---------------
Net realized gain                                                                                  21,792,868
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                       (15,581,630)
Translation of assets and liabilities denominated in foreign currencies                            19,864,806
Futures contracts                                                                                   2,359,173
Option contracts written                                                                             (103,918)
Swap contracts                                                                                     (2,996,638)
                                                                                               ---------------
Net change in unrealized appreciation                                                               3,541,793

--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $   83,586,944
                                                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                               JUNE 30, 2007     DECEMBER 31,
                                                                                 (UNAUDITED)             2006
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   58,252,283   $   77,566,732
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 21,792,868        3,360,150
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              3,541,793       36,763,035
                                                                              --------------------------------
Net increase in net assets resulting from operations                              83,586,944      117,689,917

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                               (22,674,018)     (23,204,298)
Service shares                                                                   (53,839,537)     (32,674,854)
                                                                              --------------------------------
                                                                                 (76,513,555)     (55,879,152)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                47,739,368       50,531,351
Service shares                                                                   525,348,283      694,229,148
                                                                              --------------------------------
                                                                                 573,087,651      744,760,499

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                   580,161,040      806,571,264
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            2,002,819,523    1,196,248,259
                                                                              --------------------------------
End of period (including accumulated net investment income of $53,170,104
and $71,431,376, respectively)                                                $2,582,980,563   $2,002,819,523
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                                 YEAR
                                                         ENDED                                                                ENDED
                                                 JUNE 30, 2007                                                         DECEMBER 31,
NON-SERVICE SHARES                                 (UNAUDITED)           2006         2005         2004         2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $        5.26      $    5.11     $   5.21     $   5.05     $   4.57   $       4.62
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .14 1          .26 1        .25 1        .22 1        .22            .29
Net realized and unrealized gain (loss)                    .06            .11         (.12)         .20          .56            .03
                                                 -----------------------------------------------------------------------------------
Total from investment operations                           .20            .37          .13          .42          .78            .32
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.19)          (.22)        (.23)        (.26)        (.30)          (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $        5.27      $    5.26     $   5.11     $   5.21     $   5.05   $       4.57
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        3.97%          7.49%        2.67%        8.67%       18.07%          7.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     656,079      $ 606,632     $538,141     $614,915     $571,445   $    406,126
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     632,160      $ 564,248     $550,201     $584,878     $472,213   $    374,519
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.34%          5.05%        4.91%        4.50%        5.61%          6.89%
Total expenses                                            0.61% 4        0.64% 4      0.71%        0.74%        0.75%          0.79%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian
expenses                                                  0.60%          0.63%        0.71%        0.74%        0.75%          0.78%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     34% 5          93% 5        98% 5        88% 5       117%            65%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                            0.62%
Year Ended December 31, 2006                              0.64

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $  628,405,619      $  589,215,332
Year Ended December 31, 2006                    742,785,501         749,719,239
Year Ended December 31, 2005                    890,029,144         873,786,459
Year Ended December 31, 2004                    959,649,113         973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2007                                                           DECEMBER 31,
SERVICE SHARES                                (UNAUDITED)           2006          2005          2004         2003           2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     5.34     $     5.19     $    5.29     $    5.13     $   4.67       $   4.73
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .13 1          .25 1         .21 1         .19 1        .27            .03
Net realized and unrealized gain (loss)               .08            .11          (.08)          .22          .49            .28
                                               ----------------------------------------------------------------------------------
Total from investment operations                      .21            .36           .13           .41          .76            .31
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.19)          (.21)         (.23)         (.25)        (.30)          (.37)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     5.36     $     5.34     $    5.19     $    5.29     $   5.13       $   4.67
                                               ==================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   3.93%          7.23%         2.48%         8.43%       17.16%          7.03%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $1,926,902     $1,396,188     $ 658,107     $ 242,705     $ 79,782       $  8,138
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $1,642,749     $1,016,582     $ 408,515     $ 150,040     $ 34,744       $  2,307
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                5.09%          4.83%         4.20%         3.82%        4.57%          5.40%
Total expenses                                       0.86% 4        0.89% 4       0.96%         0.99%        1.02%          1.06%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian
expenses                                             0.85%          0.88%         0.96%         0.99%        1.02%          1.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34% 5          93% 5         98% 5         88% 5       117%            65%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                            0.87%
Year Ended December 31, 2006                              0.89

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $  628,405,619      $  589,215,332
Year Ended December 31, 2006                    742,785,501         749,719,239
Year Ended December 31, 2005                    890,029,144         873,786,459
Year Ended December 31, 2004                    959,649,113         973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $142,593,148 of securities issued on a when-issued basis or forward commitment and sold $26,504,820 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $779,064, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $13,919,075 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $3,873,854 of capital loss carryforward to offset capital gains realized in that fiscal year.


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

As of December 31, 2006, the Fund had available for federal income tax purposes post-October losses of $535,577, straddle losses of $33,629 and unused capital loss carryforwards as follows:

               EXPIRING
               --------------------------------
               2009                 $ 6,488,232
               2010                   6,861,637
                                    -----------
               Total                $13,349,869
                                    ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 SIX MONTHS ENDED JUNE 30, 2007         YEAR ENDED DECEMBER 31, 2006
                                                       SHARES            AMOUNT            SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                               11,346,312      $ 59,823,222        21,634,226      $ 109,527,181
Dividends and/or distributions reinvested           4,394,189        22,674,018         4,678,286         23,204,298
Redeemed                                           (6,595,716)      (34,757,872)      (16,241,080)       (82,200,128)
                                                   ------------------------------------------------------------------
Net increase                                        9,144,785      $ 47,739,368        10,071,432      $  50,531,351
                                                   ==================================================================

---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               90,186,537      $482,923,875       149,725,536      $ 769,804,954
Dividends and/or distributions reinvested          10,255,150        53,839,537         6,483,106         32,674,854
Redeemed                                           (2,138,695)      (11,415,129)      (21,471,021)      (108,250,660)
                                                   ------------------------------------------------------------------
Net increase                                       98,302,992      $525,348,283       134,737,621      $ 694,229,148
                                                   ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                               PURCHASES               SALES
        --------------------------------------------------------------------
        Investment securities               $689,363,764        $436,997,956
        U.S. government and
        government agency obligations        329,702,453         120,022,776
        To Be Announced (TBA)
        mortgage-related securities          628,405,619         589,215,332

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      ------------------------------------
                      Up to $200 million             0.75%
                      Next $200 million              0.72
                      Next $200 million              0.69
                      Next $200 million              0.66
                      Next $200 million              0.60
                      Over $1 billion                0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,992 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and


                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA
account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $139,630 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                              CONTRACT
                                                EXPIRATION      AMOUNT       VALUATION AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                                 DATES      (000S)         JUNE 30, 2007    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)                            7/17/07       3,040 AUD   $     2,576,157   $          --   $       3,527
Brazilian Real (BRR)                         8/2/07-1/5/10     138,263 BRR        70,054,811      10,231,865          13,012
British Pound Sterling (GBP)              7/17/07-12/21/07      10,620 GBP        21,287,210         221,653              --
Canadian Dollar (CAD)                      7/17/07-8/21/07       4,230 CAD         3,973,773          22,666              --
Chilean Peso (CLP)                         8/16/07-8/27/07   3,574,000 CLP         6,770,555           2,473          67,348
Dominican Republic Peso (DOP)                       7/9/07      18,401 DOP           555,096             836              --
Euro (EUR)                                  7/5/07-7/17/07      17,450 EUR        23,622,975          19,392         122,531
Hungarian Forint (HUF)                              8/2/07   1,852,000 HUF        10,124,621              --          13,880
Indian Rupee (INR)                           7/3/07-8/3/07     390,184 INR         9,566,278          68,109              --
Japanese Yen (JPY)                        7/17/07-12/21/07   8,245,000 JPY        67,887,682          21,161       1,960,853
Malaysian Ringgit (MYR)                    8/16/07-9/17/07      25,290 MYR         7,348,412          16,258          72,217
Mexican Nuevo Peso (MXN)                   8/24/07-8/27/07     133,570 MXN        12,323,148              --          23,998
New Turkish Lira (TRY)                      7/25/07-8/2/07      22,990 TRY        17,329,944         374,164           5,678
New Zealand Dollar (NZD)                  7/17/07-12/21/07       9,300 NZD         7,101,267          86,029              --
Norwegian Krone (NOK)                              1/29/08      29,000 NOK         4,925,452         186,843              --
Polish Zloty (PLZ)                                  8/7/07      35,280 PLZ        12,671,368              --         135,602
Russian Ruble (RUR)                         7/3/07-2/21/08     568,485 RUR        22,163,451         251,425              --
Singapore Dollar (SGD)                              2/5/08      11,210 SGD         7,445,205             959          11,975
South African Rand (ZAR)                            8/2/07      65,900 ZAR         9,285,366          15,426              --
South Korean Won (KRW)                     7/12/07-10/2/07   6,733,000 KRW         7,299,701          45,326              --


                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

                                                              CONTRACT
                                                EXPIRATION      AMOUNT       VALUATION AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                                 DATES      (000S)         JUNE 30, 2007    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE Continued
Swedish Krone (SEK)                        8/2/07-10/10/07      70,490 SEK   $    10,337,406   $      62,153   $     149,697
Swiss Franc (CHF)                                  7/17/07       3,190 CHF         2,615,004          39,796              --
                                                                                               ------------------------------
                                                                                                  11,666,534       2,580,318
                                                                                               ------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                   7/12/07-10/10/07      19,993 AUD        16,901,424              --         584,307
Brazilian Real (BRR)                                7/3/07       5,937 BRR         3,076,320           1,988             362
British Pound Sterling (GBP)               7/12/07-9/27/07       6,255 GBP        12,553,289              --         221,597
Canadian Dollar (CAD)                     7/12/07-12/21/07       6,260 CAD         5,888,425          14,434          26,905
Chinese Renminbi (Yuan) (CNY)                       8/2/07      77,600 CNY        10,234,662              --          10,683
Czech Koruna (CZK)                        12/19/07-1/25/08     303,180 CZK        14,431,668         113,968          51,141
Euro (EUR)                                 7/12/07-1/29/08      73,440 EUR        99,621,347         181,422         872,557
Hong Kong Dollar (HKD)                    12/19/07-1/25/08     221,945 HKD        28,507,462         229,382              --
Indian Rupee (INR)                                 8/16/07     207,000 INR         5,071,048              --          37,001
Japanese Yen (JPY)                          7/12/07-2/5/08   4,560,000 JPY        37,374,792         714,442              --
Mexican Nuevo Peso (MXN)                           8/24/07      45,360 MXN         4,185,279          13,011              --
New Taiwan Dollar (TWD)                             8/2/07     328,000 TWD        10,001,607          16,719              --
New Turkish Lira (TRY)                       8/7/07-8/8/07       5,105 TRY         3,833,656              --         159,627
New Zealand Dollar (NZD)                           1/16/08       8,570 NZD         6,499,307              --         657,675
Singapore Dollar (SGD)                              8/2/07      15,325 SGD        10,039,725              --          28,947
Swedish Krone (SEK)                               12/21/07      21,390 SEK         3,151,023              --          76,466
Swiss Franc (CHF)                          7/12/07-1/25/08      30,313 CHF        25,028,474         104,600         107,671
                                                                                               ------------------------------
                                                                                                   1,389,966       2,834,939
                                                                                               ------------------------------
                                                                                               $  13,056,500   $   5,415,257
                                                                                               ==============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                     44 | OPPENHEIMER STRATEGIC BOND FUND/VA

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                  UNREALIZED
                                                EXPIRATION       NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                                 DATES       CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australia (Commonwealth of) Bonds, 10 yr.          9/17/07               8   $       665,527   $      (1,995)
Canada (Government of) Bonds, 10 yr.               9/19/07              55         5,721,755         (28,736)
DAX Index                                          9/21/07              26         7,107,024         274,933
Euro-Bundesobligation, 10 yr.                       9/6/07              91        13,640,455        (127,601)
Euro-Schatz                                         9/6/07             454        62,979,942         (36,743)
IBEX 35 Index                                      7/20/07              12         2,407,633          16,263
Japan (Government of) Bonds, 10 yr.                 9/7/07              38         4,075,143           5,796
NASDAQ 100 Index                                   9/21/07             215         8,410,800          91,197
Nikkei 225 Index                                   9/13/07              20         2,949,848           1,354
OMXS30 Index                                       7/27/07             125         2,294,219         (54,989)
Standard & Poor's 500 Index                        9/20/07              26         9,850,100         (46,859)
Standard & Poor's/MIB Index, 10 yr.                9/21/07               9         2,580,260          10,759
U.S. Treasury Nts., 5 yr.                          9/28/07             611        63,591,734         340,295
U.S. Treasury Nts., 10 yr.                         9/19/07           3,561       376,408,828        (668,406)
U.S. Treasury Nts., 30 yr.                         9/19/07           1,816       195,674,000        (553,862)
United Kingdom Long Gilt                           9/28/07               7         1,458,111          (1,941)
                                                                                               --------------
                                                                                                    (780,535)
                                                                                               --------------
CONTRACTS TO SELL
CAC40 10 Euro                                      7/20/07              46         3,779,739         (74,342)
DAX Index                                          9/21/07              17         4,646,901        (181,776)
Euro-Bundesobligation, 10 yr.                       9/6/07              35         5,246,329          49,038
FTSE 100 Index                                     9/21/07              81        10,797,181         (34,660)
Japan (Government of) Bonds, 10 yr.                9/10/07               9         9,649,462         (13,694)
Mexican Bolsa Index                                9/21/07              90         2,619,484          87,234
Nikkei 225 Index                                   9/13/07              68        10,029,482         (71,769)
Standard & Poor's 500 E-Mini                       9/21/07             492        37,278,840         175,160
U.S. Treasury Nts., 2 yr.                          9/28/07           1,164       237,201,375         120,147
U.S. Treasury Nts., 5 yr.                          9/28/07           1,010       105,118,906         205,898
U.S. Treasury Nts., 10 yr.                         9/19/07           1,657       175,150,078        (726,003)
U.S. Treasury Nts., 30 yr.                         9/19/07             330        35,557,500         435,507
                                                                                               --------------
                                                                                                     (29,260)
                                                                                               --------------
                                                                                               $    (809,795)
                                                                                               ==============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2007 was as follows:

                                                           CALL OPTIONS                   PUT OPTIONS
                                            ---------------------------   ----------------------------
                                                 NUMBER OF    AMOUNT OF        NUMBER OF    AMOUNT OF
                                                 CONTRACTS     PREMIUMS        CONTRACTS     PREMIUMS
------------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                                       --   $       --       25,680,000   $  253,204
Options written                              3,459,000,000      174,493    3,459,000,000      174,456
Options closed or expired                   (2,910,000,000)    (147,486)    (753,680,000)    (288,544)
Options exercised                             (549,000,000)     (27,007)  (2,731,000,000)    (139,116)
                                            ----------------------------------------------------------
Options outstanding as of June 30, 2007                 --   $       --               --   $       --
                                            ==========================================================

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                      BUY/SELL  NOTIONAL
                                                        CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Beazer Homes
                     USA, Inc.                            Sell  $  1,000        4.700%     9/20/08  $           --  $        --
                     CDX Emerging
                     Markets Index                         Buy    10,850        1.250      6/20/12              --      (63,051)
                     Constellation
                     Brands, Inc.                         Sell       965        1.010      6/20/11              --       (7,435)
                     Constellation
                     Brands, Inc.                         Sell       830        1.030      6/20/11              --       (5,849)
                     Dow Jones CDX
                     North America
                     Crossover Index                      Sell       885        1.650     12/20/11          14,855         (310)
                     Mosaic Co. (The)                     Sell       490        1.500      9/20/12              --        1,045
                     Residential Capital LLC              Sell     1,807        1.220      3/20/08              --       (2,803)
                     Residential Capital LLC              Sell       905        1.200      3/20/08              --       (1,537)
                     Residential Capital LLC              Sell       942        1.750      3/20/08              --        2,226
                     Smithfield Foods, Inc.               Sell       855        1.500      3/20/12              --      (12,808)
                     Turkey (Republic of)                 Sell     3,120        1.620      4/20/12              --       42,354
                     Ukraine (Republic of)                 Buy     2,960        1.570      4/20/12              --      (45,066)
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                     Allied Waste North
                     America, Inc.                        Sell     2,300        1.880      3/20/12              --      (74,448)
                     El Paso Corp.                        Sell       850        0.780      6/20/11              --       (7,705)
                     El Paso Corp.                        Sell       936        0.720      6/20/11              --      (10,367)
                     El Paso Corp.                        Sell       870        0.820      6/20/11              --       (6,856)
                     Ford Motor Credit Co.                Sell     1,800        2.320      3/20/12              --      (35,368)
                     Hungary (Republic of)                 Buy     2,300        0.400     12/20/15              --      (21,245)
                     Reliant Energy, Inc.                 Sell       500        2.450      9/20/11              --       (1,760)
                     Reliant Energy, Inc.                 Sell     1,200        2.600      9/20/11              --        2,153
                     Turkey (Republic of)                 Sell     2,340        2.470      4/20/17              --       44,193
                     Univision Communications,
                     Inc.                                 Sell       468        1.100      6/20/08              --        1,011
                     Williams Cos., Inc.                  Sell       850        0.650      3/20/12              --       (5,288)
                     Williams Cos., Inc.                  Sell       500        1.110      3/20/12              --        6,291
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                     Constellation Brands, Inc.           Sell     1,115        1.020      6/20/11              --      (10,407)
                     Constellation Brands, Inc.           Sell       438        1.000      6/20/11              --       (4,380)
                     Dean Foods Co.                       Sell       515        1.020      6/20/11              --       (6,949)
                     Dean Foods Co.                       Sell       475        1.000      6/20/11              --       (6,762)
                     Dow Jones CDX North
                     America Crossover Index              Sell     3,440        1.650     12/20/11          54,108        3,994
                     Dow Jones CDX North
                     America Crossover Index              Sell     1,280        3.250     12/20/11          47,467       17,040
                     Dow Jones CDX North
                     America Crossover Index              Sell     1,300        1.650     12/20/11          22,168        1,513
                     El Paso Corp.                        Sell       475        0.740      6/20/11              --       (4,715)
                     El Paso Corp.                        Sell       495        0.770      6/20/11              --       (4,411)
                     Ford Motor Credit Co.                Sell     3,750        2.385      3/20/12              --      (50,760)
                     Ford Motor Credit Co.                Sell     1,150        2.550      3/20/12              --       (8,635)
                     Freescale Semiconductor, Inc.        Sell       485        3.200      9/20/11              --       (6,790)
                     Freescale Semiconductor, Inc.        Sell       495        3.600      9/20/11              --         (198)
                     Freescale Semiconductor, Inc.        Sell       290        3.500      9/20/11              --       (1,102)


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS Continued

                                                      BUY/SELL  NOTIONAL
                                                        CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued

                     GMAC LLC                             Sell  $  1,690        1.390%     3/20/17  $           --  $   (84,360)
                     Inco Ltd.                             Buy       460        0.580      3/20/17              --       (3,371)
                     NJSC Naftogaz                        Sell     2,570        3.250      4/20/11              --       (3,892)
                     NXP BV/NXP Funding LLC               Sell       485        4.000      9/20/12              --       (2,397)
                     NXP BV/NXP Funding LLC               Sell       295        4.400      9/20/12              --        3,245
                     NXP BV/NXP Funding LLC               Sell       290        4.080      9/20/12              --         (516)
                     Residential Capital LLC              Sell       900        1.300      3/20/08              --         (225)
                     Smithfield Foods, Inc.               Sell       865        1.490      3/20/12              --       (9,492)
                     TXU Corp.                            Sell       940        1.530      6/20/11              --      (35,682)
                     TXU Corp.                            Sell       490        1.610      6/20/11              --      (17,414)
                     Vale Overseas Ltd.                   Sell       460        1.030      3/20/17              --        5,035
                     Williams Cos., Inc.                  Sell       800        1.150      3/20/12              --       11,164
--------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:

                     Dow Jones CDX North
                     America Crossover Index              Sell     6,875        1.650     12/20/11         109,580          504
                     Dow Jones CDX North
                     America Crossover Index              Sell     3,460        1.650     12/20/11          54,536          261
                     Dow Jones CDX North
                     America Crossover Index              Sell     1,380        1.650     12/20/11          23,824          101
                     Dow Jones CDX North
                     America High Yield Index             Sell     3,615        3.250     12/20/11         134,056       50,177
                     Ford Motor Co.                        Buy     1,650        3.650     12/20/08              --      (26,928)
                     Ford Motor Co.                        Buy     2,035        3.050     12/20/08              --      (15,822)
                     Ford Motor Co.                       Sell     2,065        6.000     12/20/16              --       (3,180)
                     Ford Motor Co.                       Sell     3,180        5.850     12/20/16              --      (28,875)
                     Ford Motor Co.                       Sell     2,540        5.800     12/20/16              --      (29,448)
                     Ford Motor Co.                        Buy     2,545        3.300     12/20/08              --      (28,849)
                     Ford Motor Credit Co.                Sell     2,760        2.390      3/20/12              --      (38,951)
                     Ford Motor Credit Co.                Sell     1,300        2.340      3/20/12              --      (20,770)
                     General Motors Corp.                  Buy       825        2.550     12/20/08              --       (2,209)
                     General Motors Corp.                 Sell     1,650        4.750     12/20/16              --       (1,520)
                     General Motors Corp.                 Sell     2,035        4.680     12/20/16              --       (9,484)
                     GMAC LLC                             Sell     1,750        1.370      3/20/17              --      (95,572)
                     Inco Ltd.                             Buy       865        0.420      3/20/17              --        3,225
                     Inco Ltd.                             Buy       995        0.630      3/20/17              --      (11,940)
                     Peru (Republic of)                    Buy     1,900        1.710     12/20/16              --     (100,256)
                     Peru (Republic of)                   Sell       405        1.320      4/20/17              --       10,524
                     Vale Overseas Ltd.                   Sell       865        1.000      3/20/17              --        7,320
                     Vale Oversees Ltd.                   Sell       995        1.050      3/20/17              --       12,462
                     Williams Cos., Inc.                  Sell     1,850        1.020      3/20/12              --       18,076
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                     CDX Emerging Markets
                     Index                                Sell    10,900        0.600      6/20/17              --     (102,539)
                     CDX North America High
                     Yield Index                           Buy     5,450        1.300      6/20/17              --      217,496
                     CDX North America High
                     Yield Index                           Buy     5,450        1.350      6/20/17              --      197,190
                     CDX North America
                     Investment Grade Index                Buy    11,010        1.415      6/20/17              --      346,658


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                      BUY/SELL  NOTIONAL
                                                        CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
Continued
                     CDX North America
                     Investment Grade Index               Sell  $ 22,020        0.600%     6/20/17  $           --  $  (207,126)
                     CDX North America
                     Investment Grade Index               Sell    10,900        0.600      6/20/17         (17,690)    (102,539)
                     General Motors Corp.                  Buy     1,650        2.700     12/20/08              --      (10,971)
                     General Motors Corp.                 Sell     1,650        4.950     12/20/16              --       13,060
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                     Beazer Homes USA, Inc.               Sell       940        2.500      6/20/08              --      (16,899)
                     Beazer Homes USA, Inc.               Sell     1,300        2.650      9/20/08              --      (27,884)
                     Beazer Homes USA, Inc.               Sell     1,000        4.800      9/20/08              --           --
                     Freescale Semiconductor,
                     Inc.                                 Sell       990        3.600      9/20/11              --          983
                     Freescale Semiconductor,
                     Inc.                                 Sell       525        3.750      9/20/11              --           --
                     Freescale Semiconductor,
                     Inc.                                 Sell       300        3.700      9/20/11              --           --
                     GMAC LLC                             Sell       850        1.390      3/20/17              --      (48,724)
                     GMAC LLC                             Sell     1,040        1.390      3/20/17              --      (59,615)
                     GMAC LLC                             Sell     1,200        1.370      3/20/17              --      (70,183)
                     GMAC LLC                             Sell     2,190        1.390      3/20/17              --     (125,535)
                     K. Hovnanian Enterprises,
                     Inc.                                 Sell     2,950        2.000      6/20/08              --      (30,273)
                     K. Hovnanian Enterprises,
                     Inc.                                 Sell     1,875        2.000      6/20/08              --      (19,241)
                     K. Hovnanian Enterprises,
                     Inc.                                 Sell     1,880        1.800      6/20/08              --      (22,906)
                     Residential Capital LLC              Sell       903        1.180      3/20/08              --       (1,758)
                     Residential Capital LLC              Sell     1,350        1.360      3/20/08              --         (837)
                     Standard-Pacific Corp.               Sell     5,450        2.200      6/20/08              --      (47,901)
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA, NY
Branch:
                     Dean Foods Co.                       Sell       915        1.030      6/20/11              --      (16,545)
                     Dean Foods Co.                       Sell       915        1.060      6/20/11              --      (15,583)
                     Dean Foods Co.                       Sell       500        1.050      6/20/11              --       (8,488)
                     Dean Foods Co.                       Sell     1,250        1.080      6/20/11              --      (20,002)
                     Ford Motor Co.                        Buy     1,650        3.600     12/20/08              --      (27,964)
                     Ford Motor Co.                       Sell     2,065        6.000     12/20/16              --         (292)
                     General Motors Corp.                  Buy     2,545        2.350     12/20/08              --       (8,679)
                     General Motors Corp.                 Sell     2,545        4.750     12/20/16              --        1,733
                     Inco Ltd.                             Buy       435        0.520      3/20/17              --          357
                     Mosaic Co. (The)                     Sell       495        1.350      9/20/12              --       (2,044)
                     Mosaic Co. (The)                     Sell       500        1.500      9/20/12              --        1,193
                     Rite Aid Corp.                       Sell     1,135        1.400      9/20/08              --        1,082
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                     Allied Waste North
                     America, Inc.                        Sell       640        1.880      3/20/12              --      (19,737)
                     Allied Waste North
                     America, Inc.                        Sell       330        1.880      3/20/12              --      (10,177)
                     Beazer Homes USA, Inc.               Sell     1,900        2.650      6/20/08              --      (29,927)


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS Continued

                                                      BUY/SELL  NOTIONAL
                                                        CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                     Beazer Homes USA,
                     Inc.                                 Sell  $    465        2.330%     6/20/08  $           --  $    (8,741)
                     CDX North America
                     Investment Grade Index               Sell    16,430        0.350      6/20/12             425      (38,811)
                     CDX North America
                     Investment Grade Index               Sell    17,200        0.350      6/20/12              --      (40,630)
                     Constellation Brands, Inc.           Sell       980        1.000      6/20/11              --      (12,454)
                     Dow Jones CDX North
                     American High Yield Index            Sell       908        3.250     12/20/11          17,580       11,813
                     Dow Jones CDX North
                     American High Yield Index            Sell       908        3.250     12/20/11          17,580       11,813
                     El Paso Corp.                        Sell     1,404        0.730      6/20/11              --      (14,143)
                     El Paso Corp.                        Sell       530        0.800      6/20/11              --       (4,176)
                     Freescale Semiconductor,
                     Inc.                                 Sell       685        3.550      9/20/11              --       (2,202)
                     GMAC LLC                             Sell       850        1.400      3/20/17              --      (45,704)
                     GMAC LLC                             Sell       970        1.400      3/20/17              --      (52,156)
                     iTraxx Europe Crossover
                     Index                                 Buy     2,110        2.300      6/20/12         (37,980)     (12,976)
                     iTraxx Europe Crossover
                     Index                                 Buy     2,200        2.300      6/20/12              --      (13,529)
                     Mosaic Co. (The)                     Sell       960        1.200      9/20/12              --      (14,505)
                     NXP BV/NXP Funding LLC               Sell       690        4.150      9/20/12              --       (5,312)
                     NXP BV/NXP Funding LLC               Sell       520        4.450      9/20/12              --        2,076
                     Reliant Energy, Inc.                 Sell     1,190        2.150      9/20/11              --      (12,365)
                     Reliant Energy, Inc.                 Sell       520        2.500      9/20/11              --        1,039
                     Rite Aid Corp.                       Sell       500        1.350      9/20/08              --       (1,160)
                     Rite Aid Corp.                       Sell     1,255        1.350      9/20/08              --           --
                     Smithfield Foods, Inc.               Sell     1,130        1.580      3/20/12              --      (11,525)
                     Toys R US, Inc.                      Sell       985        1.850      9/20/08              --           15
                     Univision Communications,
                     Inc.                                 Sell       468        1.100      6/20/08              --       (2,609)
                     Univision Communications,
                     Inc.                                 Sell       941        1.150      6/20/08              --       (4,788)
                     Univision Communications,
                     Inc.                                 Sell     2,079        1.200      6/20/08              --       (9,569)
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                     Peabody Energy Corp.                 Sell       295        1.200      9/20/12              --        1,170
                     Reliant Energy, Inc.                 Sell       595        2.050      9/20/11              --       (7,056)
                     Turkey (Republic of)                 Sell     1,570        2.470      4/20/17              --       23,364
                     TXU Corp.                            Sell       935        1.530      6/20/11              --      (26,357)
                     TXU Corp.                            Sell       960        1.580      6/20/11              --      (25,663)
                     TXU Corp.                            Sell       960        1.590      6/20/11              --      (25,495)
                     TXU Corp.                            Sell     1,210        1.620      6/20/11              --      (30,975)
                     TXU Corp.                            Sell     1,405        2.060      6/20/11              --      (14,592)
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co. International
Ltd.                 Smithfield Foods, Inc.               Sell     1,500        1.510      3/20/12              --      (18,242)


                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                      BUY/SELL  NOTIONAL
                                                        CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     CDX Emerging Markets
                     Index                                 Buy  $ 10,850        1.250%     6/20/12  $           --  $   (68,235)
                     CDX North America
                     Investment Grade Index               Sell    10,300        3.000      3/23/13              --       79,952
                     Colombia (Republic of)                Buy     1,080        3.700      8/20/15              --     (193,329)
                     Dean Foods Co.                       Sell       920        0.950      6/20/11              --      (10,896)
                     Dow Jones CDX North
                     America Crossover Index              Sell       885        1.650     12/20/11          14,853          685
                     Ford Motor Co.                        Buy     1,650        3.700     12/20/08              --      (33,776)
                     Ford Motor Co.                        Buy       420        2.450     12/20/08              --       (1,107)
                     Ford Motor Co.                       Sell     2,065        6.150     12/20/16              --       16,180
                     Ford Motor Co.                       Sell       520        5.900     12/20/16              --       (2,676)
                     General Motors Corp.                  Buy       420        1.650     12/20/08              --        2,416
                     General Motors Corp.                 Sell     1,650        4.900     12/20/16              --       22,576
                     General Motors Corp.                 Sell       420        4.620     12/20/16              --         (877)
                     Inco Ltd.                             Buy       895        0.520      3/20/17              --       (3,231)
                     Inco Ltd.                             Buy       900        0.520      3/20/17              --       (3,249)
                     Inco Ltd.                             Buy       975        0.600      3/20/17              --       (9,309)
                     Istanbul Bond Co. SA
                     for Finansbank                       Sell     5,180        1.300      3/24/13              --       23,901
                     Peru (Republic of)                   Sell     2,330        1.040      6/20/17              --        3,551
                     Smithfield Foods, Inc.               Sell     1,000        1.770      3/20/12              --       (2,000)
                     Turkey (Republic of)                 Sell     1,145        2.750     11/20/16              --       45,689
                     Turkey (Republic of)                 Sell     3,140        1.600      4/20/12              --       37,118
                     Vale Overseas Ltd.                   Sell       435        1.060      3/20/17              --        5,933
                     Vale Overseas Ltd.                   Sell       895        0.970      3/20/17              --        6,160
                     Vale Overseas Ltd.                   Sell       900        0.920      3/20/17              --        2,816
                     Vale Overseas Ltd.                   Sell       975        1.040      3/20/17              --       12,335
--------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                     Indonesia (Republic of)              Sell       375        2.300      9/20/11              --       20,541
                     Philippines (Republic of the)        Sell     3,095        1.450      6/20/17              --      (67,825)
                                                                                                    ----------------------------
                                                                                                    $      455,362  $(1,529,963)
                                                                                                    ============================

--------------------------------------------------------------------------------------------------------------------------------

9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.


                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of June 30, 2007, the Fund had entered into the following interest rate swap agreements:

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
Banco Santander
Central Hispano:
                                  4,420,000BRR                       BZDI                 14.000%      1/3/12  $        190,129
                                 56,000,000BRR                       BZDI                 12.290       1/4/10           810,955
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                                                       Six-Month
                                  3,430,000GBP                     5.5525%             GBP LIBOR      6/13/09            87,447
                                                                Six-Month
                                  5,020,000EUR                    EURIBOR                  4.112      6/15/09           (72,486)
                                 41,700,000MXN                   MXN TIIE                 9.270I      7/17/26           424,353
                                                                Six-Month
                                 41,510,000NOK                      NIBOR                  5.385      1/29/10           (78,977)
                                                                                       Six-Month
                                  5,050,000EUR                     4.2200                EURIBOR      1/29/10            71,653
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA, London:
                                                                Six-Month
                                  1,260,000PLZ                      WIBOR                  5.520      3/24/10             1,409
                                                                Six-Month
                                  2,016,000PLZ                      WIBOR                  5.550      3/25/10             2,850
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA, NY                  73,200,000TWD                     2.3200           TWD-telerate      6/27/11             8,893
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First                                                28-Day
Boston International              9,530,000MXN                   MXN TIIE                 10.000       7/9/15           103,491
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                      3,640,000PLZ            Six-Month WIBOR                  4.480       7/1/10            (8,009)
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International                    22,480,000MXN                   MXN TIIE                  8.300     12/17/26            25,692
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                       Six-Month
                                360,000,000HUF                     8.4400                  BUBOR       7/3/11            (1,032)
                                                                                   INR MIBOR-OIS
                                 73,400,000INR                     7.1750               Compound      6/27/11            36,858
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Market LP:
                                                                                           5.470       5/2/10           (66,264)
                                 42,610,000NOK            Six-Month NIBOR           EUR-EURIBOR-
                                  5,290,000EUR                     4.4155               Telerate       5/2/10            55,656
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                23,010,000MXN                   MXN TIIE                  9.840     12/31/09            93,514
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                                                               CNY-
International                    18,300,000CNY                     4.0000          CFXSREPOFIX01      2/16/17           138,285
--------------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:
                                  4,420,000BRR                       BZDI                 14.050       1/2/12           199,338
                                  6,090,000MXN                  MXN TIIIE                  9.410      8/31/20            60,564


                     52 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES         VALUE
----------------------------------------------------------------------------------------------------------------------------
J Aron & Co.: Continued
                                 15,800,000MXN                   MXN TIIE                  8.700%      2/5/16  $     58,582
                                 18,300,000MXN                   MXN TIIE                  9.510      8/26/25       225,481
                                 12,220,000MXN                   MXN TIIE                  9.500      8/28/25       149,337
                                 22,300,000MXN                  MXN TIIIE                  9.150      8/27/26       205,351
                                 25,560,000BRR                       BZDI                 14.890       1/4/10     1,077,359
                                 33,400,000MXN                   MXN TIIE                  9.290      7/17/26       352,144
                                  7,990,000MXN                  MXN TIIIE                 10.290       6/4/15        99,035
                                  9,700,000MXN                  MXN TIIIE                  9.330      9/16/26       106,026
                                  8,790,000BRR                       BZDI                 12.920       1/2/14       307,052
                                  4,390,000BRR                       BZDI                 12.870       1/2/14       149,993
                                  2,630,000BRR                       BZDI                 12.840       1/2/14        88,637
                                  8,750,000BRR                       BZDI                 12.710       1/4/10       165,847
                                  5,710,000BRR                       BZDI                 12.730       1/2/14       182,740
                                 15,140,000BRR                       BZDI                 12.610       1/4/10       271,041
                                 19,400,000BRR                       BZDI                 12.390       1/2/12       435,365
                                 21,000,000BRR                       BZDI                 14.550       1/4/10     1,306,278
                                  6,910,000BRR                       BZDI                 12.260       1/2/15       178,153
                                  3,160,000BRR                       BZDI                 12.290       1/2/15        83,015
----------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                        8,750,000BRR                       BZDI                 13.910       1/2/12       374,599
----------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank NA:
                                 19,400,000BRR                       BZDI                 12.380       1/2/12       763,679
                                                                                     Three-Month
                                 39,520,000ZAR                     8.2900                   JIBA      6/23/08        96,143
                                                              Three-Month
                                 82,000,000                         LIBOR                  5.570      5/26/16      (775,796)
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                  4,680,000PLZ            Six-Month WIBOR                   4.53       7/4/10       (11,316)
                                                            Fund pays the
                                                        greater of 0% and
                                                         8* (-0.0031375 -
                                                        (10 yr. CMS Index
                                                       + 2 yr. CMS Index)
                                 13,350,000                    quarterly.        $       400,500       2/5/17      (388,548)
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley &
Co. International             1,421,000,000KZT                     8.2500        Three-Month KZT      6/29/12            --
                                                                                                               -------------
                                                                                                               $  7,584,516
                                                                                                               =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR    Brazilian Real
CNY    Chinese Renminbi
EUR    Euro
GBP    British Pound Sterling
HUF    Hungarian Forint
INR    Indian Rupee
KZT    Kazakhstan Tenge
MXN    Mexican Nuevo Peso
NOK    Norwegian Krone
PLZ    Polish Zloty
TWD    New Taiwan Dollar
ZAR    South African Rand


                     53 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Index abbreviations are as follows:
BUBOR           Budapest Interbank Offered Rate
BZDI            Brazil Interbank Deposit Rate
CMS             Constant Maturity Swap
CNY-
CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR         Euro Interbank Offered Rate
JIBA            South Africa Johannesburg Interbank Agreed Rate
LIBOR           London-Interbank Offered Rate
MXN TIIE        Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS       Mid Market Interest Rate for French Franc/Austrian Schilling and
                India Swap Composites-Overnight Indexed Swap
NIBOR           Norwegian Interbank Offered Rate
WIBOR           Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Citibank NA New York:
                                                             Twelve-Month
                                                       JPY BBA LIBOR plus
                                                      40 basis points and
                                                if negative, the absolute       If positive, the
                                                       value of the Total      Total Return of a
                                                       Return of a custom          custom basket
                             $  918,415,561         basket of securities.         of securities.       4/8/08  $  (115,135)

                                                             Twelve-Month
                                                       GBP BBA LIBOR plus
                                                      35 basis points and
                                                if negative, the absolute       If positive, the
                                                       value of the Total      Total Return of a
                                                       Return of a custom          custom basket
                                  3,769,864         basket of securities.         of securities.       5/7/08     (369,246)


                     54 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES         VALUE
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                If positive, the
                                                         If negative, the        Total Return of
                                                        absolute value of             the Lehman
                                                               the Lehman        CMBS Index plus
                                 $2,500,000                   CMBS Index.      27.5 basis points.     11/1/07  $      1,377
                                                            Six-Month USD
                                  1,620,000                     BBA LIBOR                   5.46%     5/13/15       340,784
                                                            Six-Month USD
                                    930,000                     BBA LIBOR                   5.25      6/23/15       164,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                If positive, the
                                                         If negative, the      absolute value of
                                                        absolute value of        Lehman Brothers
                                                          Lehman Brothers       U.S. CMBS Index:
Goldman Sachs                                            U.S. CMBS Index:          Aggregate AAA
Capital Markets                   5,310,000                Aggregate AAA.  plus 15 basis points.       9/1/07         2,246
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                            Six-Month USD
                                    920,000                     BBA LIBOR                   5.10      1/14/15       193,325
                                                            Six-Month USD
                                    920,000                     BBA LIBOR                   5.08      1/20/15       209,646
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                            One-Month USD
                                                                BBA LIBOR
                                                     plus 30 basis points
                                                         and if negative,
                                                       the absolute value           If positive,
                                                      of the Total Return       the Total Return
                                                              of a custom            of a custom
                                 24,303,657                equity basket.         equity basket.      6/10/08      (812,821)

                                                            One-Month USD
                                                                BBA LIBOR
                                                     minus 5 basis points
                                                         and if negative,
                                                       the absolute value           If positive,
                                                      of the Total Return       the Total Return
                                                              of a custom            of a custom
                                  6,186,936                equity basket.         equity basket.      6/10/08      (132,285)

                                                            One-Month USD
                                                                BBA LIBOR
                                                         and if negative,
                                                       the absolute value           If positive,
                                                      of the Total Return       the Total Return
                                                        of the MSCI Daily      of the MSCI Daily
                                                         Total Return Net           Total Return
                                                              Belgium USD        Net Belgium USD
                                    325,119                 Market Index.          Market Index.      10/9/07        (3,340)


                     55 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS Continued

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
Continued
                                                            One-Month USD
                                                                BBA LIBOR
                                                         and if negative,
                                                       the absolute value           If positive,
                                                      of the Total Return       the Total Return
                                                        of the MSCI Daily            of the MSCI
                                                         Total Return Net     Daily Total Return
                                                              Belgium USD            Net Belgium
                             $    1,730,144                 Market Index.      USD Market Index.      10/9/07  $     (20,384)

                                                            One-Month USD
                                                                BBA LIBOR
                                                         and if negative,
                                                       the absolute value           If positive,
                                                      of the Total Return       the Total Return
                                                        of the MSCI Daily            of the MSCI
                                                         Total Return Net     Daily Total Return
                                                              Belgium USD        Net Belgium USD
                                    434,124                  Market Index.         Market Index.      10/9/07         (4,261)

                                                                                If negative, the
                                                         If positive, the         absolute value
                                                          Total Return of           of the Total
                                                             the INDF/NSE        Return INDF/NSE
                                                              NIFTY Index            NIFTY Index
                                102,972,291                  7/07 Future.           7/07 Future.       8/2/07        (38,619)

                                                         If positive, the
                                                        absolute value of       If negative, the
                                                      the Total Return of        Total Return of
                                                         the Swiss Market       the Swiss Market
                                  2,763,418            Index 9/07 Future.     Index 9/07 Future.      9/18/07        (11,867)

                                                         If negative, the
                                                        absolute value of       If positive, the
                                                         the Total Return        Total Return of
                                                       of the BMU/BOVESPA        the BMU/BOVESPA
                                  5,004,384                   8/07 Index.            8/07 Index.      8/16/07        132,856
-----------------------------------------------------------------------------------------------------------------------------
                                                                                If positive, the
                                                         If negative, the        Total Return of
                                                           absolute value        the Lehman CMBS
Lehman Brothers                                             of the Lehman        Index plus 32.5
Special Financing, Inc.           5,920,000                   CMBS Index.          basis points.      11/1/07          3,202
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    The Constant
                                                                                        Maturity
Merrill Lynch                                                                       Option Price
Capital Services, Inc.           54,700,000                          4.66     divided by 10,000.      6/11/17       (115,408)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                Three-Month
Capital Services, Inc.          271,430,000                 USD BBA LIBOR                   7.75     12/26/13         10,450


                     56 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                   NOTIONAL                       PAID BY            RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                    AMOUNT                      THE FUND               THE FUND        DATES         VALUE
----------------------------------------------------------------------------------------------------------------------------
                                                            One-Month EUR
                                                           BBA LIBOR plus       If positive, the
                                                      30 basis points and        Total Return of
                                                         if negative, the        a custom basket
                                                        absolute value of     of securities plus
                                                         the Total Return          the dividends
Morgan Stanley                                         of a custom basket        from the basket
International                   $ 6,686,800                of securities.         of securities.      10/9/07  $   (266,358)
                                                                                                               -------------
                                                                                                               $   (831,588)
                                                                                                               =============

Abbreviations are as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered
                Rate
BMU/BOVESPA     Bovespa Index that trades on the Sao Paulo Stock
                Exchange
CMBS            Commercial Mortgage Backed Securities
EUR             Euro
GBP             British Pound Sterling
INDF/NSE
NIFTY Index     Indian National Stock Exchange Nifty Index
JPY             Japanese Yen
MSCI            Morgan Stanley Capital International

--------------------------------------------------------------------------------
11. CURRENCY SWAP CONTRACTS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semi-annual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of June 30, 2007, the Fund entered into the following currency swap arrangements:

                                   NOTIONAL         PAID BY     RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                    AMOUNT        THE FUND        THE FUND          DATES         VALUE
---------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                                3 Month USD
                               $  3,170,000       BBA LIBOR           16.75%       2/26/12    $  286,963
                                                3 Month USD
                                  1,255,000       BBA LIBOR           17.25         2/7/12       149,276
                                                3 Month USD
                                  1,890,000       BBA LIBOR           17.30         2/9/12       223,384


                     57 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. CURRENCY SWAP CONTRACTS Continued

                                   NOTIONAL        PAID BY    RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                    AMOUNT       THE FUND       THE FUND         DATES          VALUE
-------------------------------------------------------------------------------------------------------
                                               3 Month USD
Merrill Lynch International    $  1,960,000      BBA LIBOR          17.10%       2/6/12   $    220,608
                                                                                          -------------
                                                                                          $    880,231
                                                                                          =============

Abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
12. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $145,594,206, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $85,149,082 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, $63,008,603 was received in the form of securities.

--------------------------------------------------------------------------------
14. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     58 | OPPENHEIMER STRATEGIC BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     59 | OPPENHEIMER STRATEGIC BOND FUND/VA



OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING        EXPENSES
                                   ACCOUNT       ACCOUNT       PAID DURING
                                   VALUE         VALUE         6 MONTHS ENDED
                                   (1/1/07)      (6/30/07)     JUNE 30, 2007
------------------------------------------------------------------------------
Non-Service shares Actual          $ 1,000.00    $ 1,099.20    $ 3.91
------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00      1,021.08      3.77
------------------------------------------------------------------------------
Service shares Actual                1,000.00      1,098.20      5.16
------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00      1,019.89      4.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Non-Service shares            0.75%
---------------------------------------
Service shares                0.99

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Aftermarket Technology Corp. 1                         13,800   $       409,584
--------------------------------------------------------------------------------
American Axle & Manufacturing
Holdings, Inc. 2                                       67,500         1,999,350
--------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                  115,700         2,568,540
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                               17,400           480,588
--------------------------------------------------------------------------------
Drew Industries, Inc. 1                                10,100           334,714
--------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                        4,299            71,277
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                        7,300           257,106
--------------------------------------------------------------------------------
Gentex Corp. 2                                         58,700         1,155,803
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                     20,800           723,008
--------------------------------------------------------------------------------
Lear Corp. 1                                           30,000         1,068,300
--------------------------------------------------------------------------------
Modine Manufacturing Co. 2                             10,300           232,780
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                  28,800           857,088
--------------------------------------------------------------------------------
Shiloh Industries, Inc.                                 3,500            42,630
--------------------------------------------------------------------------------
Standard Motor Products, Inc.                          13,200           198,396
--------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                      95,900         3,360,336
                                                                ----------------
                                                                     13,759,500

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Monaco Coach Corp. 2                                   18,900           271,215
--------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                           25,400           749,808
                                                                ----------------
                                                                      1,021,023

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Keystone Automotive Industries, Inc. 1                  2,300            95,151
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.8%
Coinstar, Inc. 1                                       52,900         1,665,292
--------------------------------------------------------------------------------
CPI Corp.                                               4,400           305,800
--------------------------------------------------------------------------------
DeVry, Inc.                                            79,900         2,718,198
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                   10,500           104,580
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                        9,000         1,056,420
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc. 2                     28,400           798,324
--------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                   1,100            47,971
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                         9,200           591,652
--------------------------------------------------------------------------------
Regis Corp.                                            58,700         2,245,275
--------------------------------------------------------------------------------
Service Corp. International                            26,700           341,226
--------------------------------------------------------------------------------
Sotheby's 2                                            24,700         1,136,694
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                               17,300           849,776
--------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                            97,200           757,188
--------------------------------------------------------------------------------
Strayer Education, Inc.                                22,600         2,976,646
--------------------------------------------------------------------------------
Vertrue, Inc. 1                                         5,900           287,802
                                                                ----------------
                                                                     15,882,844

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
AFC Enterprises, Inc. 1,2                              19,600   $       338,884
--------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                              10,300           365,959
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                32,800         1,139,472
--------------------------------------------------------------------------------
Applebee's International, Inc.                         81,500         1,964,150
--------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                           22,100           583,882
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                  75,914         2,797,431
--------------------------------------------------------------------------------
Brinker International, Inc.                            32,400           948,348
--------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                           14,400           598,896
--------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1,2                     12,750           273,870
--------------------------------------------------------------------------------
CBRL Group, Inc. 2                                     51,950         2,206,836
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                              47,900         1,686,080
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                88,000         1,766,160
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               25,800         1,134,942
--------------------------------------------------------------------------------
Denny's Corp. 1                                        79,100           351,995
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                 94,800         1,731,996
--------------------------------------------------------------------------------
Dover Downs Gaming &
Entertainment, Inc. 2                                   2,900            43,529
--------------------------------------------------------------------------------
IHOP Corp. 2                                           42,300         2,302,389
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                              27,000         1,915,380
--------------------------------------------------------------------------------
Luby's, Inc. 1                                         13,900           134,274
--------------------------------------------------------------------------------
McCormick & Schmick's Seafood
Restaurants, Inc. 1,2                                  12,300           319,062
--------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                      12,100           324,885
--------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                1,300            20,020
--------------------------------------------------------------------------------
O'Charley's, Inc.                                      16,500           332,640
--------------------------------------------------------------------------------
Premier Exhibitions, Inc. 1,2                           8,400           132,384
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                   29,700           782,001
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.                              4,100           163,918
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                 19,800         1,205,226
--------------------------------------------------------------------------------
Wendy's International, Inc.                            35,200         1,293,600
--------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                                5,850           168,831
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                              20,700           750,582
                                                                ----------------
                                                                     27,777,622

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                     102,000         2,889,660
--------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                               3,400           261,596
--------------------------------------------------------------------------------
Black & Decker Corp.                                    6,200           547,522
--------------------------------------------------------------------------------
Blyth, Inc.                                            48,400         1,286,472
--------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                         54,200           532,786
--------------------------------------------------------------------------------
CSS Industries, Inc.                                    2,750           108,928
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                   10,200           275,400
--------------------------------------------------------------------------------
Hooker Furniture Corp.                                  4,700           105,468
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                   53,300           746,733
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                       25,900           296,814
--------------------------------------------------------------------------------
Leggett & Platt, Inc. 2                                16,400           361,620


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Libbey, Inc. 2                                          6,100   $       131,577
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                 8,000           235,440
--------------------------------------------------------------------------------
NVR, Inc. 1                                               800           543,800
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                               15,700           586,709
--------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                           5,400           110,916
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                    100,100         2,592,590
--------------------------------------------------------------------------------
Tupperware Brands Corp.                                91,500         2,629,710
--------------------------------------------------------------------------------
Universal Electronics, Inc. 1,2                         7,100           257,872
                                                                ----------------
                                                                     14,501,613

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
1-800-FLOWERS.com, Inc. 1,2                            22,500           212,175
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                    15,500           936,200
--------------------------------------------------------------------------------
Expedia, Inc. 1                                        51,501         1,508,464
--------------------------------------------------------------------------------
FTD Group, Inc.                                        18,700           344,267
--------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                         6,300           114,849
--------------------------------------------------------------------------------
GSI Commerce, Inc. 1,2                                 14,800           336,108
--------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                4,400            56,496
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                45,400         3,120,796
--------------------------------------------------------------------------------
Systemax, Inc. 2                                       12,400           258,044
--------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                      3,300            37,356
                                                                ----------------
                                                                      6,924,755

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                        25,800           841,854
--------------------------------------------------------------------------------
Hasbro, Inc.                                           37,200         1,168,452
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                18,300           514,962
--------------------------------------------------------------------------------
K2, Inc. 1                                              8,000           121,520
--------------------------------------------------------------------------------
Mattel, Inc.                                           49,600         1,254,384
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                       23,500           282,940
--------------------------------------------------------------------------------
Polaris Industries, Inc. 2                             35,100         1,901,016
--------------------------------------------------------------------------------
RC2 Corp. 1                                            19,500           780,195
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                    5,500           190,245
--------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                           19,100           296,432
                                                                ----------------
                                                                      7,352,000

--------------------------------------------------------------------------------
MEDIA--2.5%
Arbitron, Inc. 2                                       44,600         2,298,238
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                      66,800         1,375,412
--------------------------------------------------------------------------------
Carmike Cinemas, Inc. 2                                 3,300            72,468
--------------------------------------------------------------------------------
Catalina Marketing Corp.                                4,300           135,450
--------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                           23,100           148,995
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                             77,500         1,103,600
--------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                         26,200           244,970
--------------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                                5,800           118,204
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                       30,200           870,968
--------------------------------------------------------------------------------
Entravision Communications Corp. 1                    144,226         1,504,277

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Gemstar-TV Guide International, Inc. 1,2              210,900   $     1,037,628
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                   20,500           980,105
--------------------------------------------------------------------------------
Global Sources Ltd. 1                                  16,100           365,470
--------------------------------------------------------------------------------
Gray Television, Inc. 2                                 5,200            48,204
--------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                           22,700           121,445
--------------------------------------------------------------------------------
Idearc, Inc.                                           34,700         1,225,951
--------------------------------------------------------------------------------
Interactive Data Corp.                                  1,700            45,526
--------------------------------------------------------------------------------
Journal Communications, Inc. 2                         32,900           428,029
--------------------------------------------------------------------------------
Knology, Inc. 1,2                                       9,500           165,015
--------------------------------------------------------------------------------
Lee Enterprises, Inc. 2                                31,900           665,434
--------------------------------------------------------------------------------
Lin TV Corp. 1,2                                       41,000           771,210
--------------------------------------------------------------------------------
Live Nation, Inc. 1,2                                  29,900           669,162
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                         38,000           968,240
--------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                      92,000           891,480
--------------------------------------------------------------------------------
Meredith Corp.                                         14,200           874,720
--------------------------------------------------------------------------------
Nexstar Broadcasting Group, Inc., Cl. A 1               3,500            45,990
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                 11,700           886,626
--------------------------------------------------------------------------------
Regal Entertainment Group                              20,200           442,986
--------------------------------------------------------------------------------
Scholastic Corp. 1                                     26,800           963,192
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                 151,100         2,148,642
--------------------------------------------------------------------------------
Tribune Co.                                            17,358           510,325
--------------------------------------------------------------------------------
Westwood One, Inc.                                     19,200           138,048
--------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                        5,900           284,911
--------------------------------------------------------------------------------
World Wrestling Federation
Entertainment, Inc. 2                                  19,700           315,003
                                                                ----------------
                                                                     22,865,924

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
99 Cents Only Stores 1,2                               35,900           470,649
--------------------------------------------------------------------------------
Big Lots, Inc. 1                                       46,600         1,370,972
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 20,400           732,972
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                             36,300         1,580,865
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                             40,500         1,389,960
--------------------------------------------------------------------------------
Fred's, Inc. 2                                         20,900           279,642
--------------------------------------------------------------------------------
Saks, Inc.                                             30,300           646,905
                                                                ----------------
                                                                      6,471,965

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.2%
A.C. Moore Arts & Crafts, Inc. 1                       12,900           252,969
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                    71,600         2,984,288
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                        33,650           863,459
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                               20,500           726,110
--------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                          79,400         1,981,030
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                        9,700         1,325,214
--------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 2                            5,700           145,350
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                           80,200           345,662


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Books-A-Million, Inc. 2                                17,200   $       291,368
--------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                   28,575           694,944
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                   61,100         2,407,340
--------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                     14,000           141,400
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                       5,150           112,991
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                             41,900           453,777
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                        3,900           111,384
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                       29,600           544,640
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                             67,600         1,387,152
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                   31,200         1,086,384
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                 2,200            86,020
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                      33,700         1,762,847
--------------------------------------------------------------------------------
Gymboree Corp. 1                                       61,900         2,439,479
--------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                            100             1,167
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                  18,500           525,955
--------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                       8,400           348,348
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                            21,950         1,120,987
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                        12,800           290,176
--------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                               5,500           205,975
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   15,800           478,740
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                             48,000         1,514,400
--------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                           26,700           538,272
--------------------------------------------------------------------------------
RadioShack Corp.                                       42,000         1,391,880
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 114,600         3,005,958
--------------------------------------------------------------------------------
Ross Stores, Inc.                                      35,900         1,105,720
--------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                         124,100         1,116,900
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                   19,800         1,316,106
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                 8,900           244,661
--------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                               63,700         1,845,389
--------------------------------------------------------------------------------
Stage Stores, Inc.                                     54,175         1,135,508
--------------------------------------------------------------------------------
Syms Corp. 1,2                                          3,200            63,136
--------------------------------------------------------------------------------
TravelCenters of America LLC 1                          1,000            40,450
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                 12,700           566,420
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                   7,900           108,704
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                              52,400           314,924
                                                                ----------------
                                                                     37,423,584

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Cherokee, Inc. 2                                        5,600           204,624
--------------------------------------------------------------------------------
Columbia Sportswear Co. 2                              13,400           920,312
--------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                              23,400         2,361,060
--------------------------------------------------------------------------------
Fossil, Inc. 1,2                                       55,700         1,642,593
--------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                    24,300           656,829
--------------------------------------------------------------------------------
Kellwood Co. 2                                         31,700           891,404
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                    28,500         1,063,050
--------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                              15,600           309,816

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Movado Group, Inc. 2                                   22,600   $       762,524
--------------------------------------------------------------------------------
Oxford Industries, Inc. 2                              11,000           487,740
--------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                    10,600           341,002
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                               6,000           363,420
--------------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 1                             5,000           146,000
--------------------------------------------------------------------------------
Steven Madden Ltd.                                     11,500           376,740
--------------------------------------------------------------------------------
Stride Rite Corp.                                       9,400           190,444
--------------------------------------------------------------------------------
UniFirst Corp. 2                                        6,000           264,300
--------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                            25,100           987,434
--------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                           89,550         2,481,431
                                                                ----------------
                                                                     14,450,723

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                        7,300           287,255
--------------------------------------------------------------------------------
Central European Distribution Corp. 1,2                 1,700            58,854
--------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                10,800           182,520
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                         1,500           138,690
--------------------------------------------------------------------------------
National Beverage Corp. 1,2                             3,700            42,587
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                       32,300         1,087,864
                                                                ----------------
                                                                      1,797,770

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A 2                              1,505           205,282
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                            19,700           709,791
--------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                         28,200           768,732
--------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                            22,700           782,015
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                25,200         1,323,504
--------------------------------------------------------------------------------
Nash Finch Co. 2                                       10,700           529,650
--------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                 1,800            23,328
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                         56,500         1,835,685
--------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                 10,000           329,100
--------------------------------------------------------------------------------
Topps Co., Inc. (The)                                   1,500            15,765
--------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1                               6,700           112,292
                                                                ----------------
                                                                      6,635,144

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cal-Maine Foods, Inc. 2                                10,400           170,352
--------------------------------------------------------------------------------
Corn Products International, Inc.                       3,900           177,255
--------------------------------------------------------------------------------
Dean Foods Co.                                         31,300           997,531
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                  59,500         1,984,920
--------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                        20,500           513,525
--------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                          1,900            51,566
--------------------------------------------------------------------------------
Imperial Sugar Co. 2                                   12,000           369,480
--------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                 6,000           226,440
--------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                 16,200         1,031,292
--------------------------------------------------------------------------------
Lance, Inc.                                             2,100            49,476


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Ralcorp Holdings, Inc. 1,2                             26,000   $     1,389,700
--------------------------------------------------------------------------------
Reddy Ice Holdings, Inc. 2                             12,800           365,056
--------------------------------------------------------------------------------
Seaboard Corp. 2                                          450         1,055,250
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                               38,200           880,128
                                                                ----------------
                                                                      9,261,971

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                       21,100         1,310,310
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                             14,100         1,404,360
--------------------------------------------------------------------------------
WD-40 Co.                                               6,700           220,229
                                                                ----------------
                                                                      2,934,899

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Alberto-Culver Co.                                     41,600           986,752
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                      24,000         1,521,120
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                13,100           317,806
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                   21,800           992,118
--------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                   1,900            50,578
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                      10,900           173,201
--------------------------------------------------------------------------------
NBTY, Inc. 1                                           28,100         1,213,920
--------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A 2                    17,100           282,150
--------------------------------------------------------------------------------
Playtex Products, Inc. 1,2                             90,800         1,344,748
--------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1,2                     23,600           306,328
                                                                ----------------
                                                                      7,188,721

--------------------------------------------------------------------------------
TOBACCO--0.6%
Loews Corp./Carolina Group                             17,300         1,336,771
--------------------------------------------------------------------------------
Universal Corp. 2                                      43,000         2,619,560
--------------------------------------------------------------------------------
UST, Inc. 2                                            27,300         1,466,283
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                     1,400            31,542
                                                                ----------------
                                                                      5,454,156

--------------------------------------------------------------------------------
ENERGY--4.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
Atwood Oceanics, Inc. 1,2                              16,500         1,132,230
--------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                              4,900           301,154
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                              6,300           248,850
--------------------------------------------------------------------------------
ENSCO International, Inc.                               5,000           305,050
--------------------------------------------------------------------------------
Ensign Energy Services, Inc.                           14,500           258,625
--------------------------------------------------------------------------------
Global Industries Ltd. 1                               46,400         1,244,448
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                   235,000         1,936,400
--------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                           200             6,940
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                            37,600         1,925,872
--------------------------------------------------------------------------------
Hercules Offshore, Inc. 1,2                            50,000         1,619,000
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                                 37,500           585,375
--------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                        74,600            52,523
--------------------------------------------------------------------------------
Lufkin Industries, Inc.                                 3,000           193,650
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                                 15,400           382,690

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
NATCO Group, Inc., Cl. A 1,2                           11,900   $       547,876
--------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                            18,100           140,275
--------------------------------------------------------------------------------
North American Energy Partners, Inc. 1                  2,600            52,676
--------------------------------------------------------------------------------
Oil States International, Inc. 1,2                     30,900         1,277,406
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                  56,400           594,456
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                              3,400            89,114
--------------------------------------------------------------------------------
Superior Offshore International, Inc. 1                11,100           202,020
--------------------------------------------------------------------------------
T-3 Energy Services, Inc. 1                             4,900           163,905
--------------------------------------------------------------------------------
Technicoil Corp. 1                                      7,100             6,598
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    126,700           117,750
--------------------------------------------------------------------------------
Tidewater, Inc. 2                                      19,700         1,396,336
--------------------------------------------------------------------------------
Todco 1                                                18,100           854,501
--------------------------------------------------------------------------------
Trican Well Service Ltd.                               11,100           226,012
--------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                        12,400           506,912
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                 15,300         1,108,791
                                                                ----------------
                                                                     17,477,435

--------------------------------------------------------------------------------
OIL & GAS--2.8%
Alberta Clipper Energy, Inc. 1                          3,887            11,385
--------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                42,500         1,870,425
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1,2                      46,900           975,051
--------------------------------------------------------------------------------
Arlington Tankers Ltd. 2                                1,200            34,416
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                           52,600         1,981,968
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                            2,200            81,136
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                               6,800            92,624
--------------------------------------------------------------------------------
Continental Resources, Inc. 1                          62,600         1,001,600
--------------------------------------------------------------------------------
Copano Energy LLC 2                                    11,300           482,171
--------------------------------------------------------------------------------
Delek US Holdings, Inc. 2                              21,600           575,640
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   1,700             2,920
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   3,700             6,356
--------------------------------------------------------------------------------
Frontier Oil Corp.                                     25,700         1,124,889
--------------------------------------------------------------------------------
Frontline Ltd. 2                                       17,800           816,130
--------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                          10,350           170,419
--------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription
Receipts 1                                             11,250           185,238
--------------------------------------------------------------------------------
General Maritime Corp. 2                               45,700         1,223,846
--------------------------------------------------------------------------------
Golar LNG Ltd.                                          6,000            99,960
--------------------------------------------------------------------------------
Holly Corp.                                            17,900         1,328,001
--------------------------------------------------------------------------------
Jura Energy Corp. 1                                   110,300            93,189
--------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                    7,265            40,238
--------------------------------------------------------------------------------
Knightsbridge Tankers Ltd. 2                            8,700           265,437
--------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                 45,300         1,098,525
--------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc. 2                            4,100           235,463
--------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                         7,500            22,650
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                        45,050            72,740
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1,3                      27,900            45,049


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Noble Energy, Inc.                                     11,300   $       705,007
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                       15,500         1,261,700
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                      16,200           314,039
--------------------------------------------------------------------------------
Petroleum Development Corp. 1,2                         5,300           251,644
--------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                            18,100           263,174
--------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                  10,200           487,662
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                     8,840           124,478
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                  4,800            41,635
--------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                              35,955            35,440
--------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                            47,800         1,029,612
--------------------------------------------------------------------------------
Ship Finance International Ltd. 2                      16,600           492,688
--------------------------------------------------------------------------------
Sound Energy Trust                                     16,966            64,344
--------------------------------------------------------------------------------
Sunoco, Inc.                                           17,600         1,402,368
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                     6,023             7,350
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                    1,700            72,692
--------------------------------------------------------------------------------
Teekay Corp. 2                                          6,500           376,415
--------------------------------------------------------------------------------
Tesoro Corp.                                           24,400         1,394,460
--------------------------------------------------------------------------------
Thunder Energy Trust                                   11,833            44,322
--------------------------------------------------------------------------------
True Energy Trust                                       1,464             7,902
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    43,812            81,434
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                  21,300            39,591
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    77,900           144,794
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                         81,600         1,793,568
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                     2,482            17,475
--------------------------------------------------------------------------------
Western Refining, Inc. 2                               14,100           814,980
                                                                ----------------
                                                                     25,206,240

--------------------------------------------------------------------------------
FINANCIALS--14.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Apollo Investment Corp. 2                              16,200           348,624
--------------------------------------------------------------------------------
Ares Capital Corp. 2                                   22,900           385,865
--------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                 19,000           825,550
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                          5,900           330,695
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                       6,400           463,872
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                              47,400         1,319,616
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                    43,200           717,120
--------------------------------------------------------------------------------
MCG Capital Corp. 2                                    13,000           208,260
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                           39,800         2,218,054
--------------------------------------------------------------------------------
Prospect Capital Corp. 2                                1,900            33,193
--------------------------------------------------------------------------------
SWS Group, Inc.                                        14,150           305,923
--------------------------------------------------------------------------------
Technology Investment Capital Corp.                       600             9,474
--------------------------------------------------------------------------------
U.S. Global Investors, Inc., Cl. A 2                    5,400           122,418
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                    6,200           194,990
                                                                ----------------
                                                                      7,483,654

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Amcore Financial, Inc. 2                                2,400   $        69,576
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                      5,700           139,422
--------------------------------------------------------------------------------
BankFinancial Corp. 2                                   1,800            27,810
--------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                       9,700           320,197
--------------------------------------------------------------------------------
Citizens Republic Bancorp, Inc. 2                      21,800           398,940
--------------------------------------------------------------------------------
City Holding Co.                                        7,400           283,642
--------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                          6,100           152,317
--------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                           490            14,333
--------------------------------------------------------------------------------
Comerica, Inc.                                         23,500         1,397,545
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                         41,200           689,688
--------------------------------------------------------------------------------
First BanCorp 2                                         7,100            78,029
--------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                  1,000           194,400
--------------------------------------------------------------------------------
First Security Group, Inc.                             14,800           159,840
--------------------------------------------------------------------------------
FirstMerit Corp. 2                                     21,700           454,181
--------------------------------------------------------------------------------
Frontier Financial Corp. 2                              1,350            30,416
--------------------------------------------------------------------------------
Greater Bay Bancorp                                    28,100           782,304
--------------------------------------------------------------------------------
Hanmi Financial Corp. 2                                15,600           266,136
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                            44,700         1,016,478
--------------------------------------------------------------------------------
International Bancshares Corp. 2                        4,130           105,811
--------------------------------------------------------------------------------
Intervest Bancshares Corp.                              3,300            92,928
--------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                       12,715           212,086
--------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                        1,100            12,001
--------------------------------------------------------------------------------
Park National Corp. 2                                   4,100           347,639
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                    2,400            54,624
--------------------------------------------------------------------------------
Preferred Bank                                          3,200           128,000
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                         1,915            31,770
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                   900            21,636
--------------------------------------------------------------------------------
SVB Financial Group 1,2                                33,500         1,779,185
--------------------------------------------------------------------------------
TCF Financial Corp.                                     4,400           122,320
--------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. 1                        1,500            33,525
--------------------------------------------------------------------------------
UMB Financial Corp. 2                                   8,500           313,395
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                        2,700            79,650
                                                                ----------------
                                                                      9,809,824

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Advance America Cash Advance
Centers, Inc.                                          24,400           432,856
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                 69,750         2,172,015
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                  45,400         1,205,370
--------------------------------------------------------------------------------
Cash America International, Inc.                       41,600         1,649,440
--------------------------------------------------------------------------------
Dollar Financial Corp. 1,2                              6,100           173,850
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                  19,300           255,532
--------------------------------------------------------------------------------
World Acceptance Corp. 1,2                             20,400           871,692
                                                                ----------------
                                                                      6,760,755


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Asset Acceptance Capital Corp. 1                       12,000   $       212,400
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                   11,200           430,416
--------------------------------------------------------------------------------
CIT Group, Inc.                                         2,400           131,592
--------------------------------------------------------------------------------
International Securities Exchange, Inc.,
Cl. A 2                                                39,200         2,561,720
--------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                         11,700           210,483
--------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                  15,100           906,302
--------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                         4,400            90,684
                                                                ----------------
                                                                      4,543,597

--------------------------------------------------------------------------------
INSURANCE--6.5%
Affirmative Insurance Holdings, Inc.                    3,800            57,950
--------------------------------------------------------------------------------
Alfa Corp. 2                                            6,400            99,648
--------------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                   10,400           533,000
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                            16,200         1,412,478
--------------------------------------------------------------------------------
American Equity Investment Life
Holding Co. 2                                          27,000           326,160
--------------------------------------------------------------------------------
American Financial Group, Inc.                         24,600           840,090
--------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                    10,850           439,425
--------------------------------------------------------------------------------
Amerisafe, Inc. 1                                      10,500           206,115
--------------------------------------------------------------------------------
AmTrust Financial Services, Inc. 2                     25,700           482,903
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                               2,600           188,604
--------------------------------------------------------------------------------
Argonaut Group, Inc. 2                                 43,400         1,354,514
--------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                          45,500         1,277,185
--------------------------------------------------------------------------------
Assurant, Inc.                                         25,600         1,508,352
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                  28,700           848,372
--------------------------------------------------------------------------------
Bristol West Holdings, Inc.                            14,600           326,602
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                             10,600           460,040
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                   32,100           607,011
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                             28,300           982,576
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1                6,000           151,020
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                    68,050         2,845,851
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                            3,966            59,093
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                             5,500           136,510
--------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                      14,100           564,564
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                     16,700           656,644
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A             53,200         1,260,840
--------------------------------------------------------------------------------
First American Corp. (The)                             19,700           975,150
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                          9,800           399,546
--------------------------------------------------------------------------------
Great American Financial Resources,
Inc. 2                                                  1,800            43,542
--------------------------------------------------------------------------------
Greenlight Capital Re Ltd., Cl. A 1                     1,800            40,554
--------------------------------------------------------------------------------
Harleysville Group, Inc.                               22,100           737,256
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                             22,400           960,064
--------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                          67,100         1,425,204
--------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                     38,700         1,963,251

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
IPC Holdings Ltd.                                      53,100   $     1,714,599
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                    34,000         3,280,660
--------------------------------------------------------------------------------
Markel Corp. 1                                            600           290,736
--------------------------------------------------------------------------------
Max Capital Group Ltd.                                 26,800           758,440
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           20,200         1,256,844
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                  28,800           315,648
--------------------------------------------------------------------------------
Midland Co. (The) 2                                     6,500           305,110
--------------------------------------------------------------------------------
Montpelier Re Holdings Ltd.                            41,200           763,848
--------------------------------------------------------------------------------
National Western Life Insurance Co.,
Cl. A 2                                                   800           202,336
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
Cl. A                                                  19,100         1,207,502
--------------------------------------------------------------------------------
NYMAGIC, Inc.                                           7,000           281,400
--------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                              13,500           579,015
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                    81,600         3,534,096
--------------------------------------------------------------------------------
Old Republic International Corp.                        2,550            54,213
--------------------------------------------------------------------------------
Partnerre Holdings Ltd. 2                              10,600           821,500
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                 7,600           317,680
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                              153,600         2,305,536
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                    31,700         1,101,575
--------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                 32,600         1,814,842
--------------------------------------------------------------------------------
ProCentury Corp.                                       15,100           253,076
--------------------------------------------------------------------------------
Pxre Group Ltd. 1                                      15,300            70,992
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                     12,900           777,096
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                            10,900           675,691
--------------------------------------------------------------------------------
RLI Corp. 2                                            44,900         2,512,155
--------------------------------------------------------------------------------
Safeco Corp.                                           22,000         1,369,720
--------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                          7,900           327,060
--------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                   16,800           293,664
--------------------------------------------------------------------------------
Security Capital Assurance Ltd. 2                      17,800           549,486
--------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                      48,300         1,298,304
--------------------------------------------------------------------------------
State Auto Financial Corp.                             17,000           521,050
--------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                            3,200           227,616
--------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                 43,706         1,086,968
--------------------------------------------------------------------------------
United Fire & Casualty Co. 2                            7,900           279,502
--------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                  5,800           123,424
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                        61,700         2,905,453
                                                                ----------------
                                                                     58,346,951

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust 2                                   2,200            57,090
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                    7,300           228,125
--------------------------------------------------------------------------------
Alesco Financial, Inc. 2                               27,900           226,827
--------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                     200            80,850
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   6,000           580,920


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
American Home Mortgage Investment
Corp. 2                                                 3,300   $        60,654
--------------------------------------------------------------------------------
Anthracite Capital, Inc. 2                              3,000            35,100
--------------------------------------------------------------------------------
Arbor Realty Trust, Inc.                               12,600           325,206
--------------------------------------------------------------------------------
Ashford Hospitality Trust                              43,700           513,912
--------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                       5,200            81,068
--------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                             1,300            32,656
--------------------------------------------------------------------------------
Brandywine Realty Trust                                17,114           489,118
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                    6,700           228,738
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                      17,300           623,665
--------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                            9,000           129,150
--------------------------------------------------------------------------------
Colonial Properties Trust 2                             4,254           155,058
--------------------------------------------------------------------------------
Corporate Office Properties Trust 2                     7,300           299,373
--------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                     8,100           181,764
--------------------------------------------------------------------------------
DCT Industrial Trust, Inc. 2                              300             3,228
--------------------------------------------------------------------------------
Deerfield Triarc Capital Corp. 2                        5,500            80,465
--------------------------------------------------------------------------------
DiamondRock Hospitality Co.                            39,400           751,752
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                             26,300           990,984
--------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                            6,300           276,066
--------------------------------------------------------------------------------
Entertainment Properties Trust 2                       13,000           699,140
--------------------------------------------------------------------------------
Equity Inns, Inc.                                      23,100           517,440
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                       6,800           354,892
--------------------------------------------------------------------------------
Equity One, Inc. 2                                     20,900           533,995
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                           41,400         1,077,642
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                  31,200         1,209,312
--------------------------------------------------------------------------------
Glimcher Realty Trust 2                                 4,300           107,500
--------------------------------------------------------------------------------
Gramercy Capital Corp. 2                               10,400           286,416
--------------------------------------------------------------------------------
Hersha Hospitality Trust 2                              9,400           111,108
--------------------------------------------------------------------------------
Highland Hospitality Corp.                             26,100           501,120
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                             20,400           765,000
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                       5,600           290,808
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                             40,400           685,992
--------------------------------------------------------------------------------
Innkeepers USA Trust 2                                  9,000           159,570
--------------------------------------------------------------------------------
Jer Investors Trust, Inc. 2                             3,800            57,000
--------------------------------------------------------------------------------
Kite Realty Group Trust 2                              11,300           214,926
--------------------------------------------------------------------------------
KKR Financial Holdings LLC                              5,500           137,005
--------------------------------------------------------------------------------
LaSalle Hotel Properties 2                             10,400           451,568
--------------------------------------------------------------------------------
Lexington Realty Trust 2                               21,300           443,040
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                 12,200           277,550
--------------------------------------------------------------------------------
Luminent Mortgage Capital, Inc. 2                       6,800            68,612
--------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                        5,300            70,119
--------------------------------------------------------------------------------
Mid-America Apartment Communities,
Inc. 2                                                  7,300           383,104
--------------------------------------------------------------------------------
National Health Investors, Inc.                         5,200           164,944
--------------------------------------------------------------------------------
National Retail Properties, Inc. 2                     32,400           708,264
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                     51,400         1,398,080
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Newcastle Investment Corp. 2                           21,200   $       531,484
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                     30,200           478,066
--------------------------------------------------------------------------------
Parkway Properties, Inc. 2                              9,500           456,285
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment
Trust 2                                                21,300           944,229
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                 8,500           538,645
--------------------------------------------------------------------------------
RAIT Financial Trust 2                                 21,600           562,032
--------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                     8,900           319,777
--------------------------------------------------------------------------------
Realty Income Corp. 2                                  37,300           939,587
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                   7,000           338,660
--------------------------------------------------------------------------------
Resource Capital Corp. 2                                1,800            25,164
--------------------------------------------------------------------------------
Saul Centers, Inc. 2                                    3,600           163,260
--------------------------------------------------------------------------------
Senior Housing Properties Trust 2                      43,600           887,260
--------------------------------------------------------------------------------
Sovran Self Storage, Inc.                               5,100           245,616
--------------------------------------------------------------------------------
Spirit Finance Corp.                                   22,400           326,144
--------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                       23,200           521,768
--------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. 2                       27,400           777,886
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                  21,100           790,195
--------------------------------------------------------------------------------
Taubman Centers, Inc.                                   9,600           476,256
--------------------------------------------------------------------------------
Washington Real Estate Investment
Trust 2                                                11,400           387,600
--------------------------------------------------------------------------------
Winston Hotels, Inc.                                    6,900           103,500
                                                                ----------------
                                                                     27,919,330

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                                9,000         1,021,500
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1,2                            2,400            82,800
--------------------------------------------------------------------------------
Thomas Properties Group, Inc. 2                           900            14,382
                                                                ----------------
                                                                      1,118,682

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Astoria Financial Corp.                                 8,500           212,840
--------------------------------------------------------------------------------
City Bank (Lynnwood Washington) 2                       1,800            56,718
--------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                               44,700           771,522
--------------------------------------------------------------------------------
Downey Financial Corp. 2                               22,500         1,484,550
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.,
Non-Vtg. 2                                              7,700           263,494
--------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                        1,700            55,607
--------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                   134,100         1,756,710
--------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                           30,200         1,713,246
--------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                 6,200            92,380
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              71,500           873,730
--------------------------------------------------------------------------------
ITLA Capital Corp. 2                                    2,500           130,300
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                      32,300         1,752,598
--------------------------------------------------------------------------------
MGIC Investment Corp.                                  10,900           619,774
--------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                              47,900           638,507
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                     3,610           100,827


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
PMI Group, Inc. (The)                                    24,300   $   1,085,481
--------------------------------------------------------------------------------
Provident Financial Services, Inc. 2                     49,800         784,848
--------------------------------------------------------------------------------
Radian Group, Inc.                                       13,800         745,200
--------------------------------------------------------------------------------
TierOne Corp.                                            11,200         337,120
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                  5,500         219,615
--------------------------------------------------------------------------------
Washington Federal, Inc.                                 31,300         760,903
--------------------------------------------------------------------------------
Westfield Financial, Inc.                                 3,600          35,892
--------------------------------------------------------------------------------
WSFS Financial Corp. 2                                    2,700         176,661
                                                                  --------------
                                                                     14,668,523

--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Acorda Therapeutics, Inc. 1                              19,500         332,670
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                         7,300         328,938
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                         2,500          37,975
--------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                 8,900         103,863
--------------------------------------------------------------------------------
CytRx Corp. 1,2                                          34,600         107,952
--------------------------------------------------------------------------------
Halozyme Therapeutics, Inc. 1,2                           3,700          34,151
--------------------------------------------------------------------------------
Immunomedics, Inc. 1,2                                   39,700         164,755
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                         4,000          26,920
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                           27,600         267,168
--------------------------------------------------------------------------------
Maxygen, Inc. 1                                           1,400          11,998
--------------------------------------------------------------------------------
Medarex, Inc. 1,2                                         2,700          38,583
--------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                 4,400         163,636
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1                               7,700         278,817
--------------------------------------------------------------------------------
Pharmion Corp. 1,2                                        4,200         121,590
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                      50,500         904,960
                                                                  --------------
                                                                      2,923,976

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Advanced Medical Optics, Inc. 1,2                        24,000         837,120
--------------------------------------------------------------------------------
Align Technology, Inc. 1,2                               19,200         463,872
--------------------------------------------------------------------------------
Analogic Corp. 2                                          6,400         470,464
--------------------------------------------------------------------------------
Cholestech Corp. 1                                        5,700         125,343
--------------------------------------------------------------------------------
ConMed Corp. 1                                           43,700       1,279,536
--------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                                 3,200         116,576
--------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                              23,700       1,258,944
--------------------------------------------------------------------------------
Datascope Corp. 2                                         6,500         248,820
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                             21,100       1,041,074
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                     19,400         628,560
--------------------------------------------------------------------------------
Hologic, Inc. 1                                           3,800         210,178
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                        93,200       2,606,804
--------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                   7,400         365,708
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                               17,600         914,672
--------------------------------------------------------------------------------
Mentor Corp. 2                                            9,000         366,120
--------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                              16,850         364,971

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Quidel Corp. 1,2                                         14,700   $     258,132
--------------------------------------------------------------------------------
Steris Corp.                                             65,500       2,004,300
--------------------------------------------------------------------------------
TomoTherapy, Inc. 1                                       9,200         201,664
--------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                     36,900       1,739,835
                                                                  --------------
                                                                     15,502,693

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Air Methods Corp. 1,2                                     9,200         337,364
--------------------------------------------------------------------------------
Alliance Imaging, Inc. 1                                 39,700         372,783
--------------------------------------------------------------------------------
American Dental Partners, Inc. 1                          6,200         161,014
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                  28,500       1,409,895
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                           93,000       2,675,610
--------------------------------------------------------------------------------
Centene Corp. 1                                          30,700         657,594
--------------------------------------------------------------------------------
Chemed Corp. 2                                           50,500       3,347,645
--------------------------------------------------------------------------------
Community Health Systems, Inc. 1                         20,100         813,045
--------------------------------------------------------------------------------
CorVel Corp. 1                                            8,700         227,418
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                             23,700       1,366,305
--------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                        8,400         140,112
--------------------------------------------------------------------------------
CryoLife, Inc. 1,2                                       14,200         184,742
--------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                 37,100       1,451,723
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                8,600         588,412
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1                           3,500          37,800
--------------------------------------------------------------------------------
Health Net, Inc. 1                                       24,800       1,309,440
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                   24,500         724,710
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                     93,700       1,785,922
--------------------------------------------------------------------------------
Humana, Inc. 1                                           23,500       1,431,385
--------------------------------------------------------------------------------
InVentiv Health, Inc. 1,2                                 3,532         129,307
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                             78,300       2,405,376
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                   16,100       1,259,986
--------------------------------------------------------------------------------
Landauer, Inc. 2                                          5,800         285,650
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                       42,500       2,008,550
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                              12,900         498,972
--------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                               5,300         160,484
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                        18,400         585,120
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                                47,300       1,443,596
--------------------------------------------------------------------------------
National HealthCare Corp. 2                               1,500          77,400
--------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc. 1,2                    9,200         166,060
--------------------------------------------------------------------------------
Option Care, Inc. 2                                       2,600          40,040
--------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                              82,300       1,499,506
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                            3,800         158,004
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1,2                35,500         550,605
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                          42,600       1,703,574
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                            10,800         977,508
                                                                  --------------
                                                                     32,972,657


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.2%
Hlth Corp. 1                                             46,700   $     654,267
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                       22,800         473,784
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                  26,500         445,995
                                                                  --------------
                                                                      1,574,046

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
Bio-Rad Laboratories, Inc., Cl. A 1                       4,500         340,065
--------------------------------------------------------------------------------
Bruker BioSciences Corp. 1                               21,800         196,418
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                         24,200       1,717,958
--------------------------------------------------------------------------------
eResearch Technology, Inc. 1,2                            2,600          24,726
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                       16,700       1,231,625
--------------------------------------------------------------------------------
Parexel International Corp. 1                            19,700         828,582
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        36,800         959,008
--------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                    14,900         475,012
--------------------------------------------------------------------------------
Varian, Inc. 1                                           52,500       2,878,575
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                        27,800       2,148,106
                                                                  --------------
                                                                     10,800,075

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Alpharma, Inc., Cl. A 2                                  72,000       1,872,720
--------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                          15,300         239,139
--------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                        16,100         349,531
--------------------------------------------------------------------------------
Cypress Bioscience, Inc. 1,2                             19,700         261,222
--------------------------------------------------------------------------------
Impax Laboratories, Inc. 1                                2,500          30,000
--------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                        57,500       1,566,300
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                             54,200       1,108,932
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                    33,200         584,984
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                       54,500       1,219,165
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                          14,300         335,335
--------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1,2                        69,000       1,947,870
--------------------------------------------------------------------------------
Perrigo Co.                                             137,000       2,682,460
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                          17,900         323,453
--------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1,2                            6,300          77,490
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                  94,700       2,231,132
--------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                     60,400         833,520
--------------------------------------------------------------------------------
Vivus, Inc. 1,2                                           2,000          10,460
                                                                  --------------
                                                                     15,673,713

--------------------------------------------------------------------------------
INDUSTRIALS--17.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Aeroviroment, Inc. 1,2                                    4,900         100,989
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1,2                             8,400         832,860
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                 13,700       1,190,119
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                    650          20,865
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                     15,600         644,280
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                       38,500       2,847,460
--------------------------------------------------------------------------------
Cubic Corp.                                               1,400          42,252

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Curtiss-Wright Corp. 2                                   45,500   $   2,120,755
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                    3,100         177,537
--------------------------------------------------------------------------------
Ducommun, Inc. 1                                          3,100          79,763
--------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                   34,700         763,053
--------------------------------------------------------------------------------
EDO Corp. 2                                               8,700         285,969
--------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                 11,800         273,996
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                123,700       2,598,937
--------------------------------------------------------------------------------
United Industrial Corp. 2                                 4,700         281,906
                                                                  --------------
                                                                     12,260,741

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
ABX Air, Inc. 1                                          29,300         236,158
--------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                    4,800         282,912
--------------------------------------------------------------------------------
EGL, Inc. 1                                              19,900         924,952
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                 79,400       2,791,704
--------------------------------------------------------------------------------
Pacer International, Inc. 2                              11,400         268,128
                                                                  --------------
                                                                      4,503,854

--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                            42,300       1,114,605
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                       5,300         179,511
--------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                              12,900         241,875
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1,2                      28,900         588,115
--------------------------------------------------------------------------------
SkyWest, Inc.                                            32,900         784,007
                                                                  --------------
                                                                      2,908,113

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Woodmark Corp. 2                                 9,200         318,320
--------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                               15,100         420,082
--------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                            4,000          64,240
--------------------------------------------------------------------------------
Lennox International, Inc.                               10,800         369,684
--------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                        20,900         883,234
                                                                  --------------
                                                                      2,055,560

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.4%
ABM Industries, Inc.                                     88,500       2,284,185
--------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                    87,700       2,021,485
--------------------------------------------------------------------------------
Administaff, Inc. 2                                      54,900       1,838,601
--------------------------------------------------------------------------------
Angelica Corp. 2                                            800          16,864
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                      17,900         349,229
--------------------------------------------------------------------------------
CDI Corp. 2                                              13,500         434,700
--------------------------------------------------------------------------------
Cenveo, Inc. 1                                           51,025       1,183,270
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                   7,500         370,650
--------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                              24,200         343,156
--------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1                               25,000         570,250
--------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                            30,700       2,126,896
--------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                             3,400          83,504
--------------------------------------------------------------------------------
Deluxe Corp.                                             82,300       3,342,203


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Diamond Management & Technology
Consultants, Inc.                                        21,800         287,760
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                              36,500       1,588,115
--------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                      600          61,788
--------------------------------------------------------------------------------
Ennis, Inc.                                              14,500         341,040
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                       15,700         351,209
--------------------------------------------------------------------------------
First Consulting Group, Inc. 1                            5,700          54,150
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1,2                                 15,800         600,874
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1,2                                11,200         325,920
--------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                         2,774          81,833
--------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2             41,160       2,109,038
--------------------------------------------------------------------------------
HNI Corp.                                                 9,800         401,800
--------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                            16,900         361,491
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                       22,500       1,035,000
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                             190,600       2,975,266
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                 60,400       1,139,144
--------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                              11,100         304,806
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                          5,600          89,488
--------------------------------------------------------------------------------
Knoll, Inc.                                              98,600       2,208,640
--------------------------------------------------------------------------------
Korn-Ferry International 1                              105,300       2,765,178
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                     114,400       2,643,784
--------------------------------------------------------------------------------
M&F Worldwide Corp. 1,2                                   2,300         153,134
--------------------------------------------------------------------------------
Manpower, Inc.                                           16,800       1,549,632
--------------------------------------------------------------------------------
McGrath Rentcorp 2                                        3,000         101,070
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                    28,000         884,800
--------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                                200           8,752
--------------------------------------------------------------------------------
PHH Corp. 1                                              48,700       1,519,927
--------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                  15,000         335,700
--------------------------------------------------------------------------------
Republic Services, Inc.                                  44,150       1,352,756
--------------------------------------------------------------------------------
Resources Connection, Inc. 1                              9,200         305,256
--------------------------------------------------------------------------------
Rollins, Inc. 2                                          35,200         801,504
--------------------------------------------------------------------------------
RSC Holdings, Inc. 1                                     52,200       1,044,000
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                       43,700         410,343
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                   46,600         862,100
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                     12,800         288,384
--------------------------------------------------------------------------------
Team, Inc. 1,2                                            7,400         332,778
--------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                              28,900         938,672
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                    107,400       2,314,470
--------------------------------------------------------------------------------
United Stationers, Inc. 1                                40,700       2,712,248
--------------------------------------------------------------------------------
Viad Corp. 2                                             56,500       2,382,605
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                      30,550         563,342
--------------------------------------------------------------------------------
Waste Connections, Inc. 1                                23,200         701,568
--------------------------------------------------------------------------------
Waste Industries USA, Inc.                                4,700         160,458
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                              62,300       3,144,904
                                                                  --------------
                                                                     57,559,720

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Aecom Technology Corp. 1                                 30,800   $     764,148
--------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                             26,400         996,336
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                      49,900       3,637,710
--------------------------------------------------------------------------------
Granite Construction, Inc.                               13,100         840,758
--------------------------------------------------------------------------------
Infrasource Services, Inc. 1                             85,900       3,186,890
--------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1                    6,500         214,305
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc. 1                          3,700         212,787
--------------------------------------------------------------------------------
Perini Corp. 1                                           42,200       2,596,566
--------------------------------------------------------------------------------
Washington Group International, Inc. 1,2                  4,800         384,048
                                                                  --------------
                                                                     12,833,548

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                      27,500       1,657,700
--------------------------------------------------------------------------------
AZZ, Inc. 1,2                                             7,000         235,550
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                     6,400         315,392
--------------------------------------------------------------------------------
Belden, Inc. 2                                           27,800       1,538,730
--------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                        19,200         351,360
--------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                               5,700         447,678
--------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                         187,800       3,162,552
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                          29,300         796,081
--------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                           8,900         236,473
--------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                               1,200          38,112
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                   18,700       1,084,600
--------------------------------------------------------------------------------
Vicor Corp. 2                                             6,500          85,995
--------------------------------------------------------------------------------
Woodward Governor Co. 2                                  53,400       2,865,978
                                                                  --------------
                                                                     12,816,201

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Raven Industries, Inc. 2                                  1,200          42,852
--------------------------------------------------------------------------------
Sequa Corp., Cl. A 1,2                                    7,900         884,800
--------------------------------------------------------------------------------
Standex International Corp.                               1,600          45,504
--------------------------------------------------------------------------------
Teleflex, Inc.                                            3,700         302,586
--------------------------------------------------------------------------------
Tredegar Corp. 2                                         35,500         756,150
                                                                  --------------
                                                                      2,031,892

--------------------------------------------------------------------------------
MACHINERY--3.5%
Accuride Corp. 1                                         26,000         400,660
--------------------------------------------------------------------------------
AGCO Corp. 1                                              8,300         360,303
--------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                       7,000         273,000
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                    9,600         384,864
--------------------------------------------------------------------------------
Astec Industries, Inc. 1                                 14,900         629,078
--------------------------------------------------------------------------------
Blount International, Inc. 1                              1,400          18,312
--------------------------------------------------------------------------------
Cascade Corp. 2                                           7,800         611,832
--------------------------------------------------------------------------------
CIRCOR International, Inc. 2                              6,900         278,967
--------------------------------------------------------------------------------
Clarcor, Inc. 2                                           5,700         213,351
--------------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                               6,500         209,300
--------------------------------------------------------------------------------
Cummins, Inc.                                            19,900       2,014,079


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
EnPro Industries, Inc. 1                                  6,000   $     256,740
--------------------------------------------------------------------------------
Freightcar America, Inc. 2                                5,600         267,904
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                   37,900       1,612,645
--------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                   1,275          40,622
--------------------------------------------------------------------------------
Hardinge, Inc. 2                                          4,200         142,926
--------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                      4,900         244,902
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                         13,600         424,320
--------------------------------------------------------------------------------
Kaydon Corp. 2                                           43,600       2,272,432
--------------------------------------------------------------------------------
Lydall, Inc. 1                                            1,100          16,071
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                11,000         884,180
--------------------------------------------------------------------------------
McCoy Corp. 3                                            46,600         240,601
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                 34,500       2,063,790
--------------------------------------------------------------------------------
Miller Industries, Inc. 1                                 1,200          30,120
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                 19,700         678,468
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A 2                          11,700       1,819,233
--------------------------------------------------------------------------------
Navistar International Corp. 1,2                         13,700         904,200
--------------------------------------------------------------------------------
Nordson Corp.                                            30,200       1,514,832
--------------------------------------------------------------------------------
Pall Corp.                                               30,000       1,379,700
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                   11,300         466,125
--------------------------------------------------------------------------------
Robbins & Myers, Inc.                                    10,300         547,239
--------------------------------------------------------------------------------
SPX Corp.                                                15,100       1,325,931
--------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                    5,300         261,025
--------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1,2                          3,600          56,556
--------------------------------------------------------------------------------
Tennant Co. 2                                             4,800         175,200
--------------------------------------------------------------------------------
Terex Corp. 1                                             9,700         788,610
--------------------------------------------------------------------------------
Titan International, Inc. 2                              10,600         335,066
--------------------------------------------------------------------------------
Toro Co. (The)                                           23,500       1,383,915
--------------------------------------------------------------------------------
Valmont Industries, Inc. 2                               38,000       2,764,880
--------------------------------------------------------------------------------
Wabash National Corp. 2                                  23,900         349,657
--------------------------------------------------------------------------------
Wabtec Corp.                                             79,000       2,885,870
                                                                  --------------
                                                                     31,527,506

--------------------------------------------------------------------------------
MARINE--0.3%
Eagle Bulk Shipping, Inc. 2                               6,500         145,665
--------------------------------------------------------------------------------
Excel Maritime Carriers Ltd.                              9,200         231,656
--------------------------------------------------------------------------------
Genco Shipping & Trading Ltd. 2                           5,700         235,182
--------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                               61,900       2,027,844
                                                                  --------------
                                                                      2,640,347

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Avis Budget Group, Inc. 1                                37,600       1,068,968
--------------------------------------------------------------------------------
Con-way, Inc.                                            18,700         939,488
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1                  13,500         551,340
--------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                          1,200          35,808
--------------------------------------------------------------------------------
Kansas City Southern, Inc. 1                             29,500       1,107,430
--------------------------------------------------------------------------------
Laidlaw International, Inc.                              31,300       1,081,415

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Landstar System, Inc.                                    17,700   $     854,025
--------------------------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1                      100           1,828
--------------------------------------------------------------------------------
Saia, Inc. 1                                              9,100         248,066
                                                                  --------------
                                                                      5,888,368

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial Technologies, Inc. 2                  83,675       2,468,413
--------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                11,500         120,635
--------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                      9,500         296,305
--------------------------------------------------------------------------------
TAL International Group, Inc. 2                           3,900         115,869
--------------------------------------------------------------------------------
UAP Holding Corp.                                        90,900       2,739,726
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                      15,200       1,414,360
--------------------------------------------------------------------------------
Watsco, Inc.                                              1,700          92,480
                                                                  --------------
                                                                      7,247,788

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
CAI International, Inc. 1                                30,300         399,354
--------------------------------------------------------------------------------
Macquarie Infrastructure Co. LLC 2                        3,100         128,588
                                                                  --------------
                                                                        527,942

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
3Com Corp. 1                                             52,900         218,477
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. 1                            8,900         163,137
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                          111,900       2,906,043
--------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                               15,400         271,194
--------------------------------------------------------------------------------
Andrew Corp. 1                                           60,100         867,844
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                     195,400       3,437,086
--------------------------------------------------------------------------------
Avaya, Inc. 1                                            76,200       1,283,208
--------------------------------------------------------------------------------
BigBand Networks, Inc. 1,2                                3,300          43,263
--------------------------------------------------------------------------------
C-COR.net Corp. 1                                        26,600         373,996
--------------------------------------------------------------------------------
CommScope, Inc. 1                                        32,700       1,908,045
--------------------------------------------------------------------------------
Comtech Group, Inc. 1                                     3,800          62,738
--------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                     52,200       2,423,124
--------------------------------------------------------------------------------
Digi International, Inc. 1,2                              2,900          42,746
--------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                                20,400         167,076
--------------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                               77,000       2,308,460
--------------------------------------------------------------------------------
EMS Technologies, Inc. 1,2                               12,700         280,162
--------------------------------------------------------------------------------
Extreme Networks, Inc. 1,2                               69,100         279,855
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                 64,200       1,069,572
--------------------------------------------------------------------------------
Infinera Corp. 1,2                                       25,800         642,936
--------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                         1,100          26,323
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                    78,800       2,534,996
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1,2                    10,700         527,296
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                        57,344       2,078,720
--------------------------------------------------------------------------------
Network Equipment Technologies,
Inc. 1,2                                                 15,600         148,824


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Oplink Communications, Inc. 1                            12,400   $     186,000
--------------------------------------------------------------------------------
Performance Technologies, Inc. 1                          5,200          23,504
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                      26,300         689,586
--------------------------------------------------------------------------------
Polycom, Inc. 1                                           7,300         245,280
--------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                   195,700      1,667,364
--------------------------------------------------------------------------------
Starent Networks Corp. 1                                 15,090         221,823
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                      84,200         472,362
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                         17,300         555,330
                                                                  --------------
                                                                     28,126,370

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Avid Technology, Inc. 1,2                                 7,600         268,660
--------------------------------------------------------------------------------
Brocade Communications Systems,
Inc. 1                                                   55,700         435,574
--------------------------------------------------------------------------------
Data Domain, Inc. 1                                       7,650         175,950
--------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                        69,300       1,955,646
--------------------------------------------------------------------------------
Emulex Corp. 1                                           61,300       1,338,792
--------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                             200           3,762
--------------------------------------------------------------------------------
Hypercom Corp. 1,2                                       37,000         218,670
--------------------------------------------------------------------------------
Immersion Corp. 1                                         1,200          17,976
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                        15,100         321,026
--------------------------------------------------------------------------------
Novatel Wireless, Inc. 1,2                               22,300         580,246
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                           28,300         453,083
--------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                       6,300         295,974
--------------------------------------------------------------------------------
Western Digital Corp. 1                                  33,700         652,095
                                                                  --------------
                                                                      6,717,454

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Acacia Research Corp. 1,2                                27,800         449,248
--------------------------------------------------------------------------------
Aeroflex, Inc. 1                                         24,800         351,416
--------------------------------------------------------------------------------
Agilysys, Inc. 2                                         19,500         438,750
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                25,300         972,279
--------------------------------------------------------------------------------
AuthenTec, Inc. 1                                        27,800         287,730
--------------------------------------------------------------------------------
Avnet, Inc. 1                                            30,200       1,197,128
--------------------------------------------------------------------------------
AVX Corp. 2                                              22,300         373,302
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                     4,800         177,504
--------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                               19,600         494,900
--------------------------------------------------------------------------------
Cognex Corp. 2                                           28,700         646,037
--------------------------------------------------------------------------------
CPI International, Inc. 1                                 6,400         126,912
--------------------------------------------------------------------------------
CTS Corp. 2                                              20,600         260,796
--------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                         6,100         216,001
--------------------------------------------------------------------------------
Echelon Corp. 1,2                                         2,300          35,949
--------------------------------------------------------------------------------
Excel Technology, Inc. 1                                  4,000         111,760
--------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                 9,500         302,670
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                    9,400         434,750

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Insight Enterprises, Inc. 1                              37,200   $     839,604
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                       52,700       1,779,679
--------------------------------------------------------------------------------
LoJack Corp. 1                                           10,700         238,503
--------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                         25,300         395,945
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                     11,100       1,060,161
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                      10,400         464,568
--------------------------------------------------------------------------------
National Instruments Corp.                                9,300         302,901
--------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                    2,800         207,732
--------------------------------------------------------------------------------
Park Electrochemical Corp. 2                             14,400         405,792
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                  13,500         178,740
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                       36,600       2,525,400
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                            600          22,200
--------------------------------------------------------------------------------
Smart Modular Technologies, Inc. 1                       13,800         189,888
--------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                          3,700          76,257
--------------------------------------------------------------------------------
Technitrol, Inc.                                         21,700         622,139
--------------------------------------------------------------------------------
Tektronix, Inc.                                           5,000         168,700
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                           14,000         221,480
--------------------------------------------------------------------------------
X-Rite, Inc.                                                800          11,816
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                            8,400         120,036
                                                                  --------------
                                                                     16,708,673

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
AsiaInfo Holdings, Inc. 1,2                              26,800         259,960
--------------------------------------------------------------------------------
Chordiant Software, Inc. 1                               24,600         385,236
--------------------------------------------------------------------------------
CMGI, Inc. 1,2                                          789,100       1,538,745
--------------------------------------------------------------------------------
comScore, Inc. 1                                          4,900         113,435
--------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1                             15,100         556,284
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                      24,400         182,268
--------------------------------------------------------------------------------
Greenfield Online, Inc. 1                                 2,800          44,548
--------------------------------------------------------------------------------
iBasis, Inc. 1                                            1,600          16,080
--------------------------------------------------------------------------------
Imergent, Inc. 2                                          9,500         232,370
--------------------------------------------------------------------------------
Internet Capital Group, Inc. 1,2                          4,100          50,840
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                       28,300         397,332
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                       73,400       2,561,660
--------------------------------------------------------------------------------
Limelight Networks, Inc. 1,2                             22,510         445,248
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                      73,000       1,588,480
--------------------------------------------------------------------------------
S1 Corp. 1                                               48,400         386,716
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                         11,246         556,789
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                        34,500         296,355
--------------------------------------------------------------------------------
TechTarget, Inc. 1                                        7,690          98,817
--------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                    20,500         223,040
--------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                       4,800         127,632
--------------------------------------------------------------------------------
United Online, Inc.                                      159,200      2,625,208
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                       42,600       1,254,996
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         43,400       1,377,082


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Vignette Corp. 1                                         21,800   $     417,688
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                       32,600         692,750
                                                                  --------------
                                                                     16,429,559

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Acxiom Corp.                                             30,000         793,500
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                            11,100         857,808
--------------------------------------------------------------------------------
Authorize.Net Holdings, Inc. 1,2                         29,000         518,810
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                               163,500       1,934,205
--------------------------------------------------------------------------------
Broadridge Financial Solutions LLC                       34,700         663,464
--------------------------------------------------------------------------------
Ceridian Corp. 1                                          5,800         203,000
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                          41,500         339,470
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                26,500       1,567,475
--------------------------------------------------------------------------------
Convergys Corp. 1                                        43,200       1,047,168
--------------------------------------------------------------------------------
Covansys Corp. 1                                         59,100       2,005,263
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                        96,500       2,558,215
--------------------------------------------------------------------------------
eFunds Corp. 1,2                                          9,000         317,610
--------------------------------------------------------------------------------
EnerNOC, Inc. 1                                           2,700         102,951
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                           29,900       1,698,320
--------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                             11,200         315,056
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                   20,100         494,259
--------------------------------------------------------------------------------
infoUSA, Inc. 2                                           2,200          22,484
--------------------------------------------------------------------------------
ManTech International Corp. 1                            46,200       1,424,346
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                       113,600       1,518,832
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1,2                                     12,300         206,271
--------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                             88,300       1,504,632
--------------------------------------------------------------------------------
PROS Holdings, Inc.                                      34,900         457,190
--------------------------------------------------------------------------------
Safeguard Scientifics, Inc. 1,2                          50,200         141,062
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                           29,000         524,030
--------------------------------------------------------------------------------
Sapient Corp. 1,2                                        23,400         180,882
--------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                23,300         442,467
--------------------------------------------------------------------------------
Syntel, Inc. 2                                           24,600         747,594
--------------------------------------------------------------------------------
TNS, Inc.                                                   400           5,764
--------------------------------------------------------------------------------
Total System Services, Inc. 2                            23,700         699,387
--------------------------------------------------------------------------------
Wright Express Corp. 1,2                                 10,000         342,700
                                                                  --------------
                                                                     23,634,215

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Actel Corp. 1,2                                          17,200         239,252
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                      102,100       2,313,586
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                                 112,600       1,409,752
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                              125,200       1,971,900
--------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                             26,300         190,149
--------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                         80,100       2,470,284

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
ATMI, Inc. 1,2                                           57,900   $   1,737,000
--------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1,2                           56,100         364,089
--------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                             124,500       2,259,675
--------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                          5,000         177,450
--------------------------------------------------------------------------------
Cohu, Inc.                                                1,200          26,700
--------------------------------------------------------------------------------
Credence Systems Corp. 1,2                               26,300          94,680
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                          62,200       2,500,440
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                      116,600       1,385,208
--------------------------------------------------------------------------------
Exar Corp. 1                                             24,900         333,660
--------------------------------------------------------------------------------
Fairchild Semiconductor International,
Inc., Cl. A 1                                            46,800         904,176
--------------------------------------------------------------------------------
FEI Co. 1,2                                              71,000       2,304,660
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                              20,200         863,146
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                     8,900         279,994
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                          8,200         450,590
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                     47,600         498,372
--------------------------------------------------------------------------------
Lam Research Corp. 1                                     20,600       1,058,840
--------------------------------------------------------------------------------
LTX Corp. 1,2                                            26,000         144,560
--------------------------------------------------------------------------------
Mattson Technology, Inc. 1,2                              6,800          65,960
--------------------------------------------------------------------------------
Micrel, Inc.                                            196,000       2,493,120
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                2,200          81,488
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                  94,500       2,617,650
--------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                        3,400          59,330
--------------------------------------------------------------------------------
National Semiconductor Corp.                             52,000       1,470,040
--------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                           9,100         289,744
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                 33,000         936,210
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                107,300       1,150,256
--------------------------------------------------------------------------------
Redcorp Ventures Ltd. 1, 3                              666,400         290,895
--------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                               61,500         383,760
--------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                              1,200          19,932
--------------------------------------------------------------------------------
Semtech Corp. 1,2                                        55,000         953,150
--------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                     71,200         265,576
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1,2                       15,400         319,396
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                        7,200         225,648
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                         54,400         956,352
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                             49,800       2,019,390
--------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                           37,100         187,726
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                     31,950       1,279,917
--------------------------------------------------------------------------------
Verigy Ltd. 1                                            77,300       2,211,553
--------------------------------------------------------------------------------
Xilinx, Inc.                                             41,100       1,100,247
--------------------------------------------------------------------------------
Zoran Corp. 1                                            61,000       1,222,440
                                                                  --------------
                                                                     44,577,943


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--3.7%
Actuate Corp. 1,2                                        64,500   $     437,955
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                 9,400         305,970
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                         19,900         586,851
--------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                              115,700       1,619,800
--------------------------------------------------------------------------------
Blackbaud, Inc.                                          57,989       1,280,397
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                      4,500         189,540
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                     43,600       1,321,080
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                           59,400       1,304,424
--------------------------------------------------------------------------------
Cognos, Inc. 1,2                                         17,400         690,258
--------------------------------------------------------------------------------
Compuware Corp. 1                                       112,600       1,335,436
--------------------------------------------------------------------------------
Comverge, Inc. 1                                          1,430          44,344
--------------------------------------------------------------------------------
Epicor Software Corp. 1,2                                51,700         768,779
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                   27,900         450,864
--------------------------------------------------------------------------------
Fair Isaac Corp.                                         29,400       1,179,528
--------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                            31,000         327,050
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                          56,100       1,444,575
--------------------------------------------------------------------------------
i2 Technoloogies, Inc. 1,2                                9,400         175,216
--------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1                          1,500          30,900
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                        28,700         402,948
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                             34,400         960,104
--------------------------------------------------------------------------------
McAfee, Inc. 1                                           40,000       1,408,000
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1                                 147,800       1,946,526
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                 17,800         968,320
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                           21,200       2,003,188
--------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                                1,000          11,510
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                            86,700       1,873,587
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                                  20,200         766,994
--------------------------------------------------------------------------------
Quest Software, Inc. 1                                   64,800       1,049,112
--------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                 7,700         101,948
--------------------------------------------------------------------------------
Secure Computing Corp. 1,2                               33,100         251,229
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                           23,700       1,046,118
--------------------------------------------------------------------------------
Sybase, Inc. 1                                           41,100         981,879
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                         42,100       1,112,703
--------------------------------------------------------------------------------
The9 Ltd., ADR 1                                         26,100       1,207,386
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                  319,200       2,888,760
--------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                             20,100         249,441
--------------------------------------------------------------------------------
Wind River Systems, Inc. 1,2                             31,800         349,800
                                                                  --------------
                                                                     33,072,520

--------------------------------------------------------------------------------
MATERIALS--7.2%
--------------------------------------------------------------------------------
CHEMICALS--3.4%
Albemarle Corp.                                          23,600         909,308
--------------------------------------------------------------------------------
Cabot Corp.                                              22,200       1,058,496
--------------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                                  32,200         373,520
--------------------------------------------------------------------------------
Celanese Corp., Series A                                 23,300         903,574
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                             37,200       2,227,908

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Ferro Corp.                                              62,100   $   1,548,153
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                        41,100       1,228,479
--------------------------------------------------------------------------------
Hercules, Inc. 1                                        113,200       2,224,380
--------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                                16,200         231,660
--------------------------------------------------------------------------------
Innospec, Inc. 2                                          5,800         343,418
--------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                  7,400         385,836
--------------------------------------------------------------------------------
Koppers Holdings, Inc.                                   14,200         478,256
--------------------------------------------------------------------------------
Landec Corp. 1,2                                         15,100         202,340
--------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                                  6,300         134,694
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                     19,300       1,245,815
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                    35,500       1,317,760
--------------------------------------------------------------------------------
Minerals Technologies, Inc.                               9,800         656,110
--------------------------------------------------------------------------------
Nalco Holding Co.                                        39,000       1,070,550
--------------------------------------------------------------------------------
NewMarket Corp.                                           7,200         348,264
--------------------------------------------------------------------------------
Olin Corp.                                               33,700         707,700
--------------------------------------------------------------------------------
OM Group, Inc. 1                                          6,200         328,104
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                     11,100         381,507
--------------------------------------------------------------------------------
PolyOne Corp. 1,2                                        51,000         366,690
--------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                44,800       1,637,440
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                     3,800          92,454
--------------------------------------------------------------------------------
Sensient Technologies Corp.                              97,900       2,485,681
--------------------------------------------------------------------------------
Spartech Corp.                                           74,900       1,988,595
--------------------------------------------------------------------------------
Stepan Co. 2                                              3,900         118,092
--------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                               79,000       2,008,180
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                    20,600         296,228
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                       3,400          47,770
--------------------------------------------------------------------------------
Valhi, Inc. 2                                            19,300         314,590
--------------------------------------------------------------------------------
Valspar Corp. (The)                                      27,400         778,434
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                    101,600       2,488,184
                                                                  --------------
                                                                     30,928,170

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AEP Industries, Inc. 1                                    5,500         247,555
--------------------------------------------------------------------------------
AptarGroup, Inc. 2                                       25,800         917,448
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                   14,900         372,053
--------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                      2,700         160,947
--------------------------------------------------------------------------------
Myers Industries, Inc. 2                                 20,600         455,466
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                    2,200          77,000
--------------------------------------------------------------------------------
Packaging Corp. of America                               27,100         685,901
--------------------------------------------------------------------------------
Pactiv Corp. 1                                           36,600       1,167,174
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                     75,100       2,382,172
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                    18,400       1,017,152
--------------------------------------------------------------------------------
Sonoco Products Co.                                      24,700       1,057,407
                                                                  --------------
                                                                      8,540,275


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--2.5%
A. M. Castle & Co. 2                                      4,900   $     175,959
--------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                               17,200         642,764
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                                   66,000         172,241
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                     18,200         764,218
--------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                 51,300       2,802,519
--------------------------------------------------------------------------------
Chaparral Steel Co.                                      18,800       1,351,156
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                 22,100       1,716,507
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                     57,700       1,999,882
--------------------------------------------------------------------------------
Farallon Resources Ltd. 1                               156,700         113,268
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                    1,098          33,417
--------------------------------------------------------------------------------
Haynes International, Inc.                                1,200         101,316
--------------------------------------------------------------------------------
Hecla Mining Co. 1                                      235,800       2,013,732
--------------------------------------------------------------------------------
Inmet Mining Corp.                                        1,500         116,029
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                       900          24,628
--------------------------------------------------------------------------------
Metal Management, Inc.                                   56,300       2,481,141
--------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                     6,146          29,252
--------------------------------------------------------------------------------
Quanex Corp.                                             44,923       2,187,750
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                       50,800       2,435,352
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                     27,900       1,169,289
--------------------------------------------------------------------------------
Universal Stainless & Alloy Products,
Inc. 1,2                                                  3,400         119,782
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                          101,400       2,195,310
                                                                  --------------
                                                                     22,645,512

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                          47,400       1,182,630
--------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                             30,900         478,023
--------------------------------------------------------------------------------
Mercer International, Inc. 1,2                           17,400         177,480
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                     11,100         457,986
--------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc. 2                 11,900         368,900
                                                                  --------------
                                                                      2,665,019

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
Alaska Communications Systems
Group, Inc. 2                                            29,700         470,448
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                               4,500         128,880
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                        50,200       1,933,202
--------------------------------------------------------------------------------
CenturyTel, Inc.                                         27,900       1,368,495
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                 512,400       2,961,672
--------------------------------------------------------------------------------
Citizens Communications Co.                              76,591       1,169,545
--------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1,2                    85,400       2,550,898
--------------------------------------------------------------------------------
Consolidated Communications
Holdings, Inc. 2                                         17,470         394,822
--------------------------------------------------------------------------------
CT Communications, Inc. 2                                15,500         472,905
--------------------------------------------------------------------------------
Embarq Corp.                                             27,000       1,710,990

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
General Communication, Inc., Cl. A 1,2                   25,900   $     331,779
--------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                    2,200         121,022
--------------------------------------------------------------------------------
Iowa Telecommunications Services,
Inc. 2                                                   20,400         463,692
--------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                          1,500          31,875
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                     8,400         232,176
--------------------------------------------------------------------------------
PAETEC Holding Corp. 1,2                                 40,000         451,600
--------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                         96,100       1,251,222
                                                                  --------------
                                                                     16,045,223

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cellcom Israel Ltd. 2                                    23,080         610,928
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                   45,400         504,394
--------------------------------------------------------------------------------
InPhonic, Inc. 1,2                                        3,800          17,708
--------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1                             1,800          78,858
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                           23,000       1,439,110
--------------------------------------------------------------------------------
USA Mobility, Inc. 2                                     18,800         503,088
                                                                  --------------
                                                                      3,154,086

--------------------------------------------------------------------------------
UTILITIES--3.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
ALLETE, Inc. 2                                           14,900         701,045
--------------------------------------------------------------------------------
Central Vermont Public Service Corp.                      3,800         143,184
--------------------------------------------------------------------------------
El Paso Electric Co. 1                                   83,200       2,043,392
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                          29,200         935,568
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                       21,500         689,505
--------------------------------------------------------------------------------
Portland General Electric Co.                            11,100         304,584
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                      3,366         111,415
--------------------------------------------------------------------------------
UniSource Energy Corp.                                   69,800       2,295,722
--------------------------------------------------------------------------------
Westar Energy, Inc.                                      26,200         636,136
                                                                  --------------
                                                                      7,860,551

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                        14,000          81,352
--------------------------------------------------------------------------------
Mirant Corp. 1                                            8,300         353,995
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                     39,700       1,650,329
                                                                  --------------
                                                                      2,085,676

--------------------------------------------------------------------------------
GAS UTILITIES--1.4%
Atmos Energy Corp.                                       32,200         967,932
--------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                               1,200          31,692
--------------------------------------------------------------------------------
New Jersey Resources Corp. 2                             43,100       2,198,962
--------------------------------------------------------------------------------
Nicor, Inc. 2                                            25,500       1,094,460
--------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                              33,300       1,538,127
--------------------------------------------------------------------------------
ONEOK, Inc.                                              27,500       1,386,275
--------------------------------------------------------------------------------
South Jersey Industries, Inc.                            24,100         852,658
--------------------------------------------------------------------------------
Southwest Gas Corp.                                      51,100       1,727,691


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES Continued
UGI Corp.                                                26,700   $     728,376
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                       59,400       1,938,816
                                                                  --------------
                                                                     12,464,989

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
Avista Corp. 2                                           80,200       1,728,310
--------------------------------------------------------------------------------
Black Hills Corp. 2                                      52,200       2,074,950
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                 70,700       1,230,180
--------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                   3,000         134,910
--------------------------------------------------------------------------------
DTE Energy Co.                                            6,300         303,786
--------------------------------------------------------------------------------
Energy East Corp.                                        10,100         263,509
--------------------------------------------------------------------------------
NiSource, Inc.                                           50,400       1,043,784
--------------------------------------------------------------------------------
PNM Resources, Inc.                                       8,500         236,215
--------------------------------------------------------------------------------
Vectren Corp.                                            13,600         366,246
                                                                  --------------
                                                                      7,381,890
                                                                  --------------
Total Common Stocks (Cost $768,087,750)                             892,421,221

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv.,
Non-Vtg. (Cost $3,213)                                       60           4,559

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Redcorp Ventures Ltd. Wts., Exp. 7/5/09 1,4
(Cost $0)                                               333,200          11,386

                                                         SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28%  5, 6
(Cost $10,596,740)                                   10,596,740      10,596,740
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $778,687,703)                                                 903,033,906

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--24.2% 7
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.8%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.38%,
7/25/07                                             $   689,541         689,541
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2005-17, Cl. 4AV1,
5.43%, 7/25/07                                          138,044         138,044
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2006-2, Cl. 2A1,
5.39%, 7/25/07                                          745,449         745,449

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1, 5.41%,
7/25/07                                             $   962,758   $     962,758
--------------------------------------------------------------------------------
Specialty Underwriting & Residential
Finance Trust, Series 2006 BC1,
Cl. A2A, 5.40%, 7/25/07                               1,316,927       1,316,927
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Series 2005-11, Cl. A4,
5.41%, 7/25/07                                          625,640         625,640
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.41%, 9/17/07                                        2,250,000       2,250,000
                                                                  --------------
                                                                      6,728,359

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.7%
Wachovia Bank NA, 5.36%, 7/2/07                       6,000,000       6,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.3%
Undivided interest of 1% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity
value of $3,501,573,542) with Bank of America NA, 5.395%,
dated 6/29/07, to be repurchased at $34,851,711 on
7/2/07, collateralized by U.S. Agency Mortgages,
5%-5.50%, 8/1/33-3/1/35, with a value of
$3,570,000,000                                       34,836,049      34,836,049
--------------------------------------------------------------------------------
Undivided interest of 1.33% in joint repurchase
agreement (Principal Amount/Value $750,000,000,
with a maturity value of $750,338,438) with
Barclays Capital, 5.415%, dated 6/29/07, to
be repurchased at $10,004,513 on 7/2/07,
collateralized by Private Label CMOs,
0%, 11/12/16-2/25/48, with a value of
$787,500,000                                         10,000,000      10,000,000
--------------------------------------------------------------------------------
Undivided interest of 6% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity
value of $500,225,625) with Barclays Capital, 5.415%,
dated 6/29/07, to be repurchased at $30,013,538
on 7/2/07, collateralized by Private Label CMOs,
0%, 5/27/35-2/25/48, with a value of
$525,000,000                                         30,000,000      30,000,000
                                                                  --------------
                                                                     74,836,049
--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.3%
CDC Financial Products, Inc., 5.43%,
7/2/07                                                3,000,000       3,000,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--13.7%
American Express Credit Corp.,
5.33%, 7/16/07                                        4,000,000       4,000,000
--------------------------------------------------------------------------------
American General Finance Corp.,
5.35%, 7/9/07                                         6,502,124       6,502,124
--------------------------------------------------------------------------------
American Honda Finance Corp.,
5.37%, 9/10/07                                        6,505,437       6,505,437
--------------------------------------------------------------------------------
ANZ National (Int'l) Ltd., 5.37%,
7/2/07                                                7,996,323       7,996,323
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/2/07                           5,000,000       5,000,000


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Beta Finance, Inc., 5.37%, 7/2/07                   $ 2,999,674   $   2,999,674
--------------------------------------------------------------------------------
Beta Finance, Inc., 5.39%, 7/2/07                     4,996,860       4,996,860
--------------------------------------------------------------------------------
Caixa Catal, 5.39%, 9/7/07                            8,000,000       8,000,000
--------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
5.41%, 8/1/07                                         6,000,000       6,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/2/07                           3,000,000       3,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/2/07                           1,000,000       1,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.39%, 7/2/07                           4,497,179       4,497,179
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 7/2/07                5,000,000       5,000,000
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/2/07                   7,500,000       7,500,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.54%,
7/2/07                                                7,000,000       7,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 7/6/07                     2,000,000       2,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.37%, 7/2/07                           5,996,400       5,996,400
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 7/2/07                           2,999,433       2,999,433
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/2/07                      3,000,217       3,000,217
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%,
7/30/07                                               2,000,000       2,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%,
7/2/07                                                2,500,000       2,500,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%,
7/2/07                                                4,000,000       4,000,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding,
5.31%, 7/23/07                                        7,250,000       7,250,000
--------------------------------------------------------------------------------
Nationwide Global Fund I, 5.36%,
9/17/07                                               7,007,095       7,007,095
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 7/2/07                    3,000,000       3,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 7/2/07                    3,499,472       3,499,472
                                                                  --------------
                                                                    123,250,214

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.4%
Natexis Banques Populaires NY,
5.37%, 7/2/07                                         2,000,000       2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%,
7/2/07                                                1,999,854       1,999,854
                                                                  --------------
                                                                      3,999,854
                                                                  --------------

Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $217,814,476)                                                 217,814,476

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $996,502,179)                                       124.4%  1,120,848,382
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (24.4)   (220,037,047)
                                                    ----------------------------
NET ASSETS                                                100.0%  $ 900,811,335
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $629,068 or 0.07% of the Fund's net assets as of June 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $50,977, which represents 0.01% of the Fund's net assets, of which $39,591 is considered restricted. See Note 6 of accompanying Notes.

5. Rate shown is the 7-day yield as of June 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES         GROSS          GROSS          SHARES
                  DECEMBER 31, 2006     ADDITIONS     REDUCTIONS   JUNE 30, 2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E               7,142,041   123,408,214    119,953,515      10,596,740

                                                           VALUE        DIVIDEND
                                                      SEE NOTE 1          INCOME
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl.E                                          $ 10,596,740   $     179,695

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $985,905,439)                                                 $ 1,110,251,642
Affiliated companies (cost $10,596,740)                                                         10,596,740
                                                                                           ----------------
                                                                                             1,120,848,382
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               330,994
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               6,997,933
Investments sold                                                                                 1,465,877
Interest and dividends                                                                             843,370
Other                                                                                                7,379
                                                                                           ----------------
Total assets                                                                                 1,130,493,935

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     217,814,476
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            9,485,471
Shares of beneficial interest redeemed                                                           1,810,578
Distribution and service plan fees                                                                 475,101
Shareholder communications                                                                          67,652
Trustees' compensation                                                                               4,738
Transfer and shareholder servicing agent fees                                                        2,025
Other                                                                                               22,559
                                                                                           ----------------
Total liabilities                                                                              229,682,600

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $   900,811,335
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $        44,812
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     737,671,227
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                2,815,076
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  35,935,589
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              124,344,631
                                                                                           ----------------
NET ASSETS                                                                                 $   900,811,335
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $101,753,550 and 5,024,200 shares of beneficial interest outstanding)            $         20.25
-----------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $799,057,785 and 39,787,897 shares of beneficial interest outstanding)           $         20.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,001)        $  5,967,510
Affiliated companies                                                            179,695
----------------------------------------------------------------------------------------
Interest                                                                         13,009
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          351,636
                                                                           -------------
Total investment income                                                       6,511,850

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               2,824,716
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              890,612
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                5,025
Service shares                                                                    5,241
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                               10,185
Service shares                                                                   78,763
----------------------------------------------------------------------------------------
Trustees' compensation                                                            8,354
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       2,753
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                            35,146
                                                                           -------------
Total expenses                                                                3,861,545
Less reduction to custodian expenses                                             (1,881)
Less waivers and reimbursements of expenses                                      (3,496)
                                                                           -------------
Net expenses                                                                  3,856,168

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         2,655,682

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  37,868,611
Foreign currency transactions                                                   161,288
                                                                           -------------
Net realized gain                                                            38,029,899
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  33,824,145
Translation of assets and liabilities denominated in foreign currencies          (9,286)
                                                                           -------------
Net change in unrealized appreciation                                        33,814,859

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 74,500,440
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS            YEAR
                                                                                            ENDED           ENDED
                                                                                    JUNE 30, 2007    DECEMBER 31,
                                                                                      (UNAUDITED)            2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   2,655,682    $   1,411,195
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     38,029,899       27,049,092
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 33,814,859       41,212,121
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                  74,500,440       69,672,408

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                      (284,891)         (79,081)
Service shares                                                                        (1,096,034)         (90,296)
                                                                                   -------------------------------
                                                                                      (1,380,925)        (169,377)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                    (3,038,041)      (1,560,912)
Service shares                                                                       (23,704,364)     (11,399,106)
                                                                                   -------------------------------
                                                                                     (26,742,405)     (12,960,018)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                    15,162,997       29,898,135
Service shares                                                                       121,435,777      271,706,391
                                                                                   -------------------------------
                                                                                     136,598,774      301,604,526

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                       182,975,884      358,147,539
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  717,835,451      359,687,912
                                                                                   -------------------------------
End of period (including accumulated net investment income of $2,815,076 and
$1,540,319, respectively)                                                          $ 900,811,335    $ 717,835,451
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2007                                                           DECEMBER 31,
NON-SERVICE SHARES                            (UNAUDITED)             2006          2005        2004        2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   19.15        $   17.18      $  16.05    $  13.44    $   9.31        $  11.05
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .09 1            .08 1         .04 1       .01 1      (.03)           (.01)
Net realized and unrealized gain (loss)              1.75             2.46          1.51        2.60        4.16           (1.73)
                                                -----------------------------------------------------------------------------------
Total from investment operations                     1.84             2.54          1.55        2.61        4.13           (1.74)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.06)            (.03)           --          --          --              --
Distributions from net realized gain                 (.68)            (.54)         (.42)         --          --              --
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.74)            (.57)         (.42)         --          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   20.25        $   19.15      $  17.18    $  16.05    $  13.44        $   9.31
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   9.92%           15.00%         9.92%      19.42%      44.36%         (15.75)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 101,753        $  81,405      $ 44,820    $ 38,636    $ 27,551        $ 19,577
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  93,136        $  62,659      $ 39,708    $ 30,871    $ 20,271        $ 20,505
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.87%            0.46%         0.23%       0.06%      (0.30)%         (0.09)%
Total expenses                                       0.75% 4,5,6      0.77% 4,5     0.81% 6     0.83% 6     1.01% 6         1.00% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                52%             110%          110%        147%        130%            121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total Expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended June 30, 2007      0.75%
          Year Ended December 31, 2006        0.77

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                SIX MONTHS                                                                YEAR
                                                     ENDED                                                               ENDED
                                             JUNE 30, 2007                                                        DECEMBER 31,
SERVICE SHARES                                 (UNAUDITED)         2006          2005          2004        2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   18.98    $   17.06     $   15.97     $   13.40    $   9.29       $  11.05
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .06 1        .04 1          -- 1,2      (.02) 1     (.02)          (.01)
Net realized and unrealized gain (loss)               1.75         2.42          1.51          2.59        4.13          (1.75)
                                                 -------------------------------------------------------------------------------
Total from investment operations                      1.81         2.46          1.51          2.57        4.11          (1.76)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.03)          -- 2          --            --          --             --
Distributions from net realized gain                  (.68)        (.54)         (.42)           --          --             --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.71)        (.54)         (.42)           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   20.08    $   18.98     $   17.06     $   15.97    $  13.40       $   9.29
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    9.82%       14.66%         9.71%        19.18%      44.24%        (15.93)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 799,058    $ 636,430     $ 314,868     $ 173,612    $ 62,660       $  6,111
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 719,266    $ 479,456     $ 221,324     $ 112,279    $ 25,018       $  2,228
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                          0.63%        0.23%         0.02%        (0.14)%     (0.43)%        (0.26)%
Total expenses                                        0.99% 5      1.00% 5       1.04%         1.06%       1.23%          1.21%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 0.99%        1.00%         1.04%         1.06%       1.23%          1.19%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%         110%          110%          147%        130%           121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:
          Six Months Ended June 30, 2007      0.99%
          Year Ended December 31, 2006        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
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1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

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INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

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CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

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SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

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INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                                    SHARES          AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             1,159,914   $  22,975,437      2,252,265   $  40,943,154
Dividends and/or distributions reinvested          177,034       3,322,932         91,722       1,639,993
Redeemed                                          (564,726)    (11,135,372)      (700,330)    (12,685,012)
                                                ----------------------------------------------------------
Net increase                                       772,222   $  15,162,997      1,643,657   $  29,898,135
                                                ==========================================================

----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             7,274,643   $ 142,535,050     17,621,426   $ 317,270,866
Dividends and/or distributions reinvested        1,328,184      24,744,065        639,766      11,362,246
Redeemed                                        (2,344,523)    (45,843,338)    (3,189,608)    (56,926,721)
                                                ----------------------------------------------------------
Net increase                                     6,258,304   $ 121,435,777     15,071,584   $ 271,706,391
                                                ==========================================================


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                         PURCHASES            SALES
            -------------------------------------------------------
            Investment securities    $ 522,129,049    $ 416,634,166

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4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                        FEE SCHEDULE
                        -------------------------------
                        Up to $200 million        0.75%
                        Next $200 million         0.72
                        Next $200 million         0.69
                        Next $200 million         0.66
                        Over $800 million         0.60

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ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

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TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $10,008 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

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DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

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WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $3,496 for IMMF management fees.

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5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
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5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

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6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                     ACQUISITION                VALUATION AS OF      UNREALIZED
SECURITY                    DATE        COST      JUNE 30, 2007    APPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.       11/15/04    $ 38,148           $ 39,591         $ 1,443

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7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $212,943,265, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $217,814,476 was received for the loans, all of which was received in cash and subsequently invested in approved investments.


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007